As filed electronically with the Securities and Exchange Commission on April 21, 2000(File No. 2-17613)

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

     Pre-Effective Amendment No. /____/ Post-Effective Amendment No. /____/

                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's telephone number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                 with copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                         Ten Post Office Square - South
                              Boston, MA 02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.

                      Title of Securities Being Registered:
             Shares of Beneficial Interest (no par value per share)

     It is proposed that this filing will become effective on May 21, 2000 pursuant toRule 488 under the Securities Act of 1933.

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                              CROSS REFERENCE SHEET
                                    Form N-14

                                    IVY FUND
                         Ivy European Opportunities Fund

Part A:  Information Required in the Prospectus

Item #:  Description:                                         Location:
-------  ------------                                         ---------

1        Beginning of Registration Statement and Outside      Notice of Special
         Front Cover Page of Prospectus                       Meeting of
                                                              Shareholders;
                                                              Introduction

2        Beginning and Outside Back Cover Page of Prospectus  Table of Contents

3        Fee Table, Synopsis Information, and Risk Factors    Synopsis; Risk
                                                              Considerations

4        Information About the Transaction                    Information About
                                                              the Reorganization

5        Information About the Registrant                     Introduction;
                                                              Synopsis;
                                                              Additional
                                                              Information

6        Information About the Company Being Acquired         Introduction;
                                                              Synopsis;
                                                              Additional
                                                              Information

7        Voting Information                                   Voting Matters

8        Interest of Certain Persons and Experts              Additional
                                                              Information

9        Additional Information Required for Reoffering by    Not applicable
         Persons Deemed to be Underwriters

Part B:  Information Required in a Statement of Additional Information

Item #:  Description:                                     Location:
-------  ------------                                     ---------

10       Cover Page                                       Outside cover page

11       Table of Contents                                Table of Contents

12       Additional Information about the Registrant      Incorporation of
                                                          Documents by Reference
                                                          in Statement of
                                                          Additional Information

13       Additional Information about the Company Being   Not applicable
         Acquired

14       Financial Statements                             Exhibits to Statement
                                                          of Additional
                                                          Information

Part C:  Other Information (as numbered in Part C)

                                    PART A

             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                              IVY PAN-EUROPE FUND,

                                   a series of

                                    IVY FUND

                           Via Mizner Financial Plaza

                            700 South Federal Highway

                            Boca Raton, Florida 33432

                                                                   May ___, 2000

Dear Shareholder:

         A special meeting of shareholders of Ivy Pan-Europe Fund ("IPEF"), a series of Ivy Fund (the "Trust"), has been called for June ___, 2000 for the purpose of considering a proposal for combining the assets of IPEF with the assets of Ivy European Opportunities Fund ("IEOF"), a series of the Trust that has investment objectives and policies that are similar to those of IPEF. The proposed transaction was reviewed and unanimously endorsed by the Board of Trustees of the Trust, on behalf of IPEF, as in the best interests of IPEF and its shareholders.

         As a result of the proposed transaction, IPEF would be combined with IEOF and you would become a shareholder of IEOF, receiving shares of IEOF having an aggregate net asset value equal to the aggregate net asset value of your investment in IPEF. Specifically, current Class A, Class B, Class C and Advisor Class shareholders of IPEF will receive Class A, Class B, Class C and Advisor Class shares, respectively, of IEOF. WE STRONGLY URGE YOU TO COMPLETE, SIGN, DATE AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE PAID ENVELOPE AS SOON AS POSSIBLE TO ENSURE A QUORUM AT THE SPECIAL MEETING.

         No sales charge will be imposed in connection with the transaction, and the closing of the transaction will be conditioned upon receiving an opinion of counsel to the effect that the transaction will qualify as a tax-free reorganization for Federal income tax purposes.

         Detailed information about the proposed transaction and the reasons supporting it are contained in the enclosed materials. Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope is enclosed for your convenience. It is very important that you vote and that your voting instructions be received no later than _____________, 2000.

         NOTE: You may receive more than one proxy package if you hold shares of IPEF in more than one account. You must return one proxy card for each account that you hold. We have provided postage-paid return envelopes for your proxy card(s).

                                                            Sincerely,



                                                            Keith J. Carlson
                                                            Chairman
                                                            Ivy Fund

                              IVY PAN-EUROPE FUND,

                                   a series of

                                    IVY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                                           to be held on June ___, 2000

To the Shareholders of
Ivy Pan-Europe Fund,
a series of Ivy Fund

         Notice is hereby given that a Special Meeting of Shareholders of Ivy Pan-Europe Fund ("IPEF"), a series of Ivy Fund (the "Trust"), a Massachusetts business trust, will be held at the offices of Mackenzie Investment Management Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, on June ___, 2000 at _____ a.m./p.m., Eastern time, for the following purposes:

1. To approve an Agreement and Plan of Reorganization providing for (a) the transfer of all or substantially all of the assets of IPEF to Ivy European Opportunities Fund ("IEOF"), a separate series of the Trust, in exchange for IEOF Class A, Class B, Class C and Advisor Class shares, and the distribution of such IEOF shares to Class A, Class B, Class C and Advisor Class shareholders, respectively, of IPEF, in complete liquidation thereof, and (b) the subsequent termination of IPEF; and

2. To transact such other business as may properly come before the meeting, or any adjournment thereof.

         The Board of Trustees of the Trust has fixed the close of business on April ___, 2000 as the record date for determining shareholders entitled to notice of and to vote at the meeting.

                                             By order of the Board of Trustees,



                                             C. William Ferris
                                             Secretary

May ___, 2000

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

YOUR PROMPT ATTENTION TO THE ENCLOSED FORM OF PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                TABLE OF CONTENTS

INTRODUCTION...................................................................1
SYNOPSIS 2

         The Reorganization....................................................2
         The Funds.............................................................3
         Fees and Expenses.....................................................4
         Purchase, exchange, redemption and dividend information...............8
         Performance information..............................................11
         Financial highlights.................................................12
RISK CONSIDERATIONS...........................................................12
INFORMATION ABOUT THE REORGANIZATION..........................................13
         Description of the Plan..............................................13
         Reasons for the Reorganization.......................................14
         Description of the securities to be issued...........................15
         Shareholder rights...................................................15
         Federal income tax consequences......................................15
         Liquidation and termination of IPEF..................................16
         Capitalization.......................................................16
VOTING MATTERS................................................................17
ADDITIONAL INFORMATION........................................................18
         Information about the Funds..........................................18
         Interests of certain persons.........................................19
         Shareholder proposals for subsequent meetings........................19
         Other business.......................................................19
         Proxy solicitation...................................................20

                           PROXY STATEMENT/PROSPECTUS

                                  May ___, 2000

                  Relating to the acquisition of the assets of

                              IVY PAN-EUROPE FUND,

                              a separate series of

                                    IVY FUND

                             by and in exchange for

              Class A, Class B, Class C and Advisor Class shares of

                        IVY EUROPEAN OPPORTUNITIES FUND,

                              a separate series of

                                    IVY FUND

                           Via Mizner Financial Plaza

                            700 South Federal Highway

                                    Suite 300

                            Boca Raton, Florida 33432

                                 (800) 456-5111

                                  INTRODUCTION

         This Proxy Statement/Prospectus is being furnished to shareholders of Ivy Pan-Europe Fund ("IPEF"), a separate series of Ivy Fund (the "Trust"), in connection with a proposed reorganization (the "Reorganization") in which all or substantially all of the assets of IPEF would be acquired by Ivy European Opportunities Fund ("IEOF"), a separate series of the Trust, in exchange solely for Class A, Class B, Class C and Advisor Class voting shares of beneficial interest of IEOF. More specifically, as a result of the Reorganization each shareholder of IPEF would receive that number of full and fractional Class A, Class B, Class C and/or Advisor Class shares of IEOF having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Class A, Class B, Class C and/or Advisor Class shares of IPEF held as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The IEOF shares received by IPEF in connection with the Reorganization would be distributed to IPEF shareholders in complete liquidation of IPEF. IPEF would then be terminated as a series of the Trust. Shareholders of IPEF are being asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which the proposed transactions, as described more fully below, would be consummated. A copy of the Plan is attached hereto as Exhibit A. This Proxy Statement/Prospectus and related materials are expected to be mailed to shareholders on or about May ___, 2000.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         IEOF and IPEF (each a "Fund," and together the "Funds") are diversified series of shares of beneficial interest of the Trust, an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act").1

         This Proxy Statement/Prospectus sets forth concisely the information about IEOF that a prospective investor should know before investing, and should be retained for future reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks relating to IEOF and IPEF, see the combined prospectus for the Funds dated May 1, 2000, as may be supplemented from time to time (the "Prospectus"), which is provided herewith and incorporated by reference herein.2 A Statement of Additional Information dated _________, 2000 containing additional information about the Reorganization and the Funds has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference herein. A copy of the Statement of Additional Information is available upon request and without charge by writing to Ivy Mackenzie Distributors, Inc. (the Funds' distributor) at the address on the previous page or by calling the distributor toll-free at
(800) 456-5111.

                                    SYNOPSIS

         The following is a summary of certain information contained in this Proxy Statement/Prospectus. This summary is qualified by reference to the more complete discussions contained elsewhere in this Proxy Statement/Prospectus, the Prospectus and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

The Reorganization:

         The Plan provided herewith as Exhibit A (which IPEF shareholders are being asked to approve at the Meeting) provides for the transfer by IPEF of all of its assets and certain identified liabilities to IEOF in exchange solely for IEOF Class A, Class B, Class C and Advisor Class shares, which will be distributed to the Class A, Class B, Class C and Advisor Class shareholders, respectively, of IPEF. IPEF will then be terminated as a series of the Trust. Each former shareholder of IPEF will then be a shareholder of IEOF and will hold, immediately after the closing of the Reorganization (the "Closing"), that number of full and fractional Class A, Class B, Class C and/or Advisor Class shares of IEOF having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Class A, Class B, Class C and/or Advisor Class shares of IPEF held as of the close of business on the Valuation Date. IPEF shareholders will incur no sales charges in connection with the Reorganization.

         The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Non-Interested Trustees"), unanimously approved the Plan at a meeting held on April 14, 2000. The Closing is expected to occur on or about June ___, 2000, or as soon as practicable thereafter as the parties may agree to in writing (the "Closing Date").

         The Trustees of the Trust believe that the Reorganization provides a means of combining two separate investment portfolios of the Trust with similar investment objectives and policies in an attempt to achieve enhanced investment performance and distribution capability, as well as certain economies of scale and attendant cost savings to IPEF's shareholders.

         The Trustees believe that IPEF's shareholders will benefit from an investment in a larger fund that is likely to have the ability to effect portfolio transactions on more favorable terms and provide Ivy Management, Inc. (the Funds' investment adviser) with greater investment flexibility, including the ability to select a larger number of portfolio securities for the combined Fund (with the attendant ability to spread investment risks among a larger number of portfolio securities). The current expense ratio for each IEOF class of shares (net of reimbursements from the Funds' manager) is comparable to its corresponding IPEF share class, and during the periods ended December 31, 1999, IEOF had a better performance record (see "Performance information" below). The larger aggregate net asset base of the combined Fund could enable it to achieve additional economies of scale by spreading certain costs of operations over a larger asset base.

         For the foregoing reasons, as more fully described below under "Information About the Reorganization - Reasons for the Reorganization", the Trustees of the Trust, including the Non-Interested Trustees, have unanimously concluded that (1) the Reorganization is in the best interests of IPEF and its shareholders; and (2) the interests of the existing shareholders of IPEF will not be diluted as a result of the Reorganization. Accordingly, the Board of Trustees of the Trust, on behalf of IPEF, recommends that shareholders approve the Plan. If the Plan is not approved, IPEF will continue in existence unless or until other action is taken by the Trustees.

         Each Fund will have received an opinion of Dechert Price & Rhoads, counsel to the Trust and the Funds in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by IPEF or its shareholders as a result of the Reorganization. (See "Information About the Reorganization - Federal income tax consequences".)

The Funds:

         IEOF and IPEF are diversified series of shares of beneficial interest of the Trust, an open-end management investment company registered under the 1940 Act. Each Fund offers four classes of shares designated as Class A, Class B, Class C and Advisor Class, each of which has its own sales charges and distribution arrangements.3 IEOF also offers a fifth class of shares designated as Class I.

         The investment objective of IEOF is long-term capital growth by investing in the securities markets of Europe. The principal investment objective of IPEF is long-term growth, with current income being a secondary consideration. There can be no assurance that either Fund will achieve its investment objective. IPEF is managed by a team of investment professionals employed by IMI. Investment decisions for IEOF are made by Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England.

         Although the investment policies, restrictions and risks associated with IPEF and IEOF are similar, there are differences between the two Funds. For example, IEOF focuses on companies with strong growth dynamics, regardless of their market capitalization (some of which may be operating in what are considered emerging market countries). IEOF may also invest in the equity securities of issuers engaged in initial public offerings ("IPOs")4 and in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds). By contrast, IPEF tends to invest in large-cap blue chip stocks in Western Europe (with some exposure to what the Fund's management team believes are undervalued, smaller-cap companies in Central and Eastern Europe), and employs a disciplined value-driven investment style that focuses on a company's long-term earnings capacity and asset values. The Funds' investment restrictions are substantially similar from a portfolio management standpoint, except that IPEF may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets.

         For a more complete discussion of the investment policies, restrictions and risks associated with each Fund, see the Prospectus (which is provided herewith).

Fees and Expenses:

         Investment advisory fees. Ivy Management, Inc. ("IMI"), located at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, provides business management and investment advisory services to the Funds. For these services, each of IEOF and IPEF pays a fee to IMI at an annual rate of 1.00% of the Fund's average net assets. Henderson serves as subadviser to IEOF under an agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to .50% of the Fund's average net assets. As of December 31, 1999, IEOF had total net assets of $33,154,256 and IPEF had total net assets of $5,711,414. The total investment management fees incurred and paid by IPEF for the fiscal year ended December 31, 1999 were $57,684. The total investment management fees incurred and paid by IEOF for the period May 3,1999 (commencement) to December 31, 1999 were $27,735.5

         Service/distribution (Rule 12b-1) fees. The Funds' shares are sold through Ivy Mackenzie Distributors, Inc. ("IMDI"). The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Funds' Class A, Class B and Class C shares. Under each distribution plan, IEOF and IPEF pay IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of Fund shares, answering routine inquiries concerning the Funds and assisting shareholders in changing options or enrolling in specific plans.

         Service fee payments made out of or charged against the assets attributable to each Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Funds' Class A distribution plan does not provide for the payment of interest on any such subsequent reimbursements of distribution expenses.

         Under the Funds' Class B and Class C distribution plans, each Fund also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average net assets attributable to its Class B and Class C shares. This fee is paid to IMDI as compensation and is not dependent on IMDI's expenses incurred.

         Comparative fee information. The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. Unless otherwise noted, the information is based on each Fund's expenses during the fiscal year ended December 31, 1999.

                 Comparison of Shareholder Transaction Expenses

                               Class A:              Class B:              Class C:              Advisor Class:
                               -------               -------               -------               -------------

                               IEOF       IPEF       IEOF      IPEF        IEOF      IPEF        IEOF      IPEF
                               ----       ----       ----      ----        ----      ----        ----      ----

Maximum sales charge (load)    5.75%      5.75%      none       none       none       none       none       none
imposed on purchases (as a
percentage of offering price)

Maximum deferred sales         none*      none*      5.00%      5.00%      1.00%      1.00%      none       none
charge (load) (as a
percentage of net asset
value)

Maximum sales charge (load)    none       none       none       none       none       none       none       none
imposed on reinvested
dividends

Redemption fee**               none       none       none       none       none       none       none       none

Exchange fee                   none       none       none       none       none       none       none       none

* There is no sales charge on investments in Class A shares of $500,000 or more. A CDSC of 1.00% may apply to such investments if redeemed within two years of the end of the month of purchase.

** A $10 wire fee is charged to the account of shareholders who choose to receive their redemption proceeds via Federal Funds wire.

                  Comparison of Annual Fund Operating Expenses*


                           Class A:                Class B:               Class C:            Advisor Class:
                           -------                 -------                -------             -------------

                           IEOF       IPEF        IEOF       IPEF         IEOF      IPEF         IEOF       IPEF
                           ----       ----        ----       ----         ----      ----         ----       ----

Management Fees           1.00%       1.00%      1.00%       1.00%       1.00%      1.00%       1.00%       1.00%

Distribution and/or       0.25%       0.25%      1.00%       1.00%       1.00%      1.00%       none        none
service (12b-1) fees

Other expenses            4.85%       3.24%      4.84%       3.20%       4.84%      3.29%       4.81%       3.19%

Total annual Fund         6.10%       4.49%      6.84%       5.20%       6.84%      5.29%       5.81%       4.19%
operating expenses

Expenses reimbursed**     3.88%       2.28%      3.88%       2.28%       3.88%      2.28%       3.88%       2.28%

Net Fund operating        2.22%       2.21%      2.96%       2.92%       2.96%      3.01%       1.93%       1.91%
expenses**

* For the fiscal year ended December 31, 1999.

** IMI has agreed contractually to reimburse each Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's
         Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, IMI will ensure that these expenses do not exceed 2.50% of each Fund's average net assets.

                Combined (Pro Forma) Shareholder Fees (Unaudited)

                                            Class A:           Class B:           Class C:          Advisor Class:
                                            -------            -------            -------           -------------

Management fees                             1.00%              1.00%              1.00%             1.00%

Distribution/service (12b-1) fees           0.25%              1.00%              1.00%             None

Other expenses                              2.63%              2.63%              2.65%             2.49%

Total annual Fund operating expenses        3.88%              4.63%              4.65%             3.49%

Expenses reimbursed*                        1.67%              1.67%              1.67%             1.67%

Net Fund operating expenses*                2.21%              2.96%              2.98%             1.82%

* IMI has agreed contractually to reimburse the combined Fund's expenses to the extent necessary to ensure that the combined Fund's Annual Fund Operating Expenses for the current fiscal year, when calculated at the Fund level, do not exceed 1.95% of the combined Fund's average net assets (excluding 12b-1 fees and certain other expenses). For each of the following nine years, IMI will ensure that these expenses do not exceed
     2.50% of each Fund's average net assets. Management of the Funds anticipates that IEOF's expense ratio will be lower for the current fiscal year ending December 31, 2000 than they were for the previous fiscal year. As of March 31, 1000, IEOF's expense ratio (calculated at the Fund level) was 2.04%, including 12b-1 fees and other expenses.

                                    Examples

         The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Year:      Class A:          Class B:         Class B:           Class C:          Class C:          Advisor Class:
----       -------           -------          -------            -------           -------           -------------
                                              (no redemption)                      (no redemption)

           IEOF    IPEF      IEOF    IPEF     IEOF     IPEF      IEOF    IPEF      IEOF    IPEF      IEOF    IPEF
           ----    ----      ----    ----     ----     ----      ----    ----      ----    ----      ----    ----

1st        $787     $787     $799     $796     $299     $296     $399     $404     $299     $304     $196     $194

3rd        $1,336   $1,334   $1,326   $1,316   $1,026   $1,016   $1,026   $1,042   $1,026   $1,042   $720     $716

5th        $1,909   $1,907   $1,975   $1,958   $1,775   $1,758   $1,775   $1,801   $1,775   $1,801   $1,271   $1,263

10th       $3,459   $3,454   $3,582   $3,556   $3,582   $3,556   $3,747   $3,796   $3,747   $3,796   $2,775   $2,759

                    Combined (Pro Forma) Example (Unaudited)

Year:      Class A:          Class B:          Class B:          Class C:          Class C:          Advisor Class:
----       -------           -------           -------           -------           -------           -------------
                                               (no redemption)                     (no redemption)

1st        $786              $799              $299              $401              $301              $185

3rd        $1,333            $1,326            $1,026            $1,032            $1,032            $687

5th        $1,905            $1,975            $1,775            $1,784            $1,784            $1,216

10th       $3,449            $3,579            $3,579            $3,765            $3,765            $2,664

Purchase, exchange, redemption and dividend information:

         The purchase, exchange and redemption procedures and other privileges that apply to the Funds are identical. Following is a summary of these procedures and privileges.6

         Purchase information. IMDI is the distributor for both IEOF and IPEF and bears certain expenses in connection with the distribution and sale of the Funds' shares. Shares of both Funds may be purchased directly through IMSC (the Funds' transfer agent) or through registered securities dealers who have a sales agreement with IMDI. The minimum initial investment for Class A, Class B and Class C shares is $1,000, and the minimum subsequent investment for these shares is $100. The minimum initial investment for Advisor Class shares is $10,000, and the minimum subsequent investment is $250.

         Investments of less than $50,000 in Class A shares of each Fund are available at a public offering price equal to their net asset value per share plus an initial front-end sales charge of 5.75% (6.10% of the net amount invested). The front-end sales charge on Class A shares is reduced as the amount invested increases (see the Prospectus). A contingent deferred sales charge of 1.00% applies to Class A shares that were purchased without an initial sales charge (i.e., investments of at least $500,000), but that are redeemed within two years of the end of the month of purchase. Purchases of Class A shares of each Fund are based on the public offering price next determined after the purchase order is received. A cumulative quantity discount is available by means of "Rights of Accumulation" or through a "Letter of Intent" (in which a shareholder agrees to purchase, within a 13-month period, an amount qualifying for a reduced sales charge). Please see the Prospectus for more information on how the Class A sales charge may be reduced or eliminated.

         Class B and Class C shares of each Fund are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge ("CDSC") if redeemed within a certain period of time after purchase. Class C shares are subject to a CDSC of 1.00% if redeemed within one year of purchase, and Class B shares redeemed within six years of purchase are subject to a CDSC (which is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed) at the following rates:

           Years Since Purchase                CDSC as a Percentage of
           --------------------
                                           Dollar Amount Subject to Charge

           First                                          5%
           Second                                         4%
           Third                                          3%
           Fourth                                         3%
           Fifth                                          2%
           Sixth                                          1%
           Seventh and thereafter                         0%


         For purposes of computing the CDSC that may be payable upon the redemption of the new IEOF Class B shares a shareholder receives in connection with the Reorganization, the holding period of the shareholder's outstanding IPEF Class B shares will be tacked onto the holding period of the new IEOF Class B shares.

         Class B shares convert automatically to Class A shares approximately eight years after their original purchase date. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion feature.

         Advisor Class shares of both Funds are offered only to certain investors (such as fiduciaries purchasing shares for employee benefit plans) and are not subject to an initial sales charge or CDSC. The Prospectus relating to Advisor Class Shares (which is being provided to Advisor Class shareholders) contains a description of the investors to whom Advisor Class shares may be sold.

         Exchange information: Class A shareholders of each Fund may exchange their Class A shares for Class A shares of another Ivy fund on the basis of relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for shares that have been invested for 12 months or longer. In connection with the Reorganization, the period of time that IPEF shares have been outstanding would be tacked onto the period of time that the post-reorganization IEOF Class A shares have been outstanding. Shares invested in either Fund that result from reinvested dividends will not be assessed a sales charge if subsequently exchanged into another Ivy fund.

         Class B shareholders of each Fund may exchange their outstanding Class B shares for Class B shares of another Ivy fund on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of Class B shares. Class B shareholders of each Fund who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares. For purposes of the exchange feature with respect to the new IEOF Class B shares received in connection with the Reorganization, the holding period of the outstanding Class B shares of IPEF will be "tacked" onto the holding period of the new IEOF Class B shares.

         Class C shareholders of each Fund may exchange their outstanding Class C shares for Class C shares of another Ivy fund on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon the redemption of Class C shares. For purposes of the exchange feature with respect to the new IEOF Class C shares received in connection with the Reorganization, the holding period of the outstanding Class C shares of IPEF will be tacked onto the holding period of the new IEOF Class C shares.

         Both Funds discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used.

         Redemption information: Shares of each Fund may be redeemed through a registered securities representative, by mail, by telephone, or by Federal Funds wire in accordance with the procedures described in the Prospectus. As previously noted, a charge of $10 per transaction applies if a shareholder elects to have redemption proceeds wired to his or her bank account. If the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed until the earlier of the date the check has cleared or for up to 15 calendar days. Each Fund may, on 60 days' written notice, redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.

         Dividends and other distributions: Each Fund normally distributes dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January are treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year in which it is declared. Dividends and distributions of each Fund are invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

         If the Plan is approved by IPEF's shareholders, then at a time as close as practicable to, but before the Closing Date, IPEF will pay its shareholders a cash distribution of all undistributed 2000 net investment income and undistributed realized net capital gains.

Performance information:

         The information in the following table provides some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year and how the Fund's average annual returns since each was first offered for sale to the public compare with those of a broad measure of market performance. Neither Fund's past performance is an indication of how the Fund will perform in the future.

                          Average Annual Total Returns

                    For the Periods Ended December 31, 1999#

Ivy European Opportunities Fund:

                          Class A:          Class B:         Class C:       Advisor Class:      MSCI Europe Index:
                          -------           -------          -------        -------------       -----------------

Past year:                N/A               N/A               N/A            N/A                15.89%

Since inception:*

    Class A and           197.43%              --               --           217.16%            14.96%
    Advisor Class:

    Class B:                 --             204.41%             --                --            20.76%

    Class C:                 --                --             50.80%              --            13.22%

# Performance figures reflect the impact of any applicable sales charges and expense reimbursements.

* The inception dates for IEOF's classes were as follows: Class A and Advisor Class -- May 4, 1999 and May 3, 1999, respectively; Class B -- May 24, 1999; and Class C -- October 24, 1999. Index performance is calculated from May 30, 1999 for Class A and Advisor Class shares, and from May 31, 1999 and October 31, 1999 for Class B and Class C shares, respectively. Approximately 50% of the Fund's performance from May 5, 1999 through December 31, 1999 is directly attributed to its investments in initial public offerings (IPOs). The availability of IPOs is limited, and as the Fund's assets increase IPOs are likely to represent a smaller component of the Fund's overall performance. Accordingly, the Fund's future performance is likely to be lower than that which is shown in the above table.

Ivy Pan-Europe Fund:

                          Class A:          Class B:         Class C:       Advisor Class:      MSCI Europe Index:
                          -------           -------          -------        -------------       -----------------

Past year:                11.48%            12.37%           16.23%         18.50%              15.89%

Since inception:*

    Class A and            9.01%             9.78%           --                 --              22.12%
    Class B:

    Class C:                 --                --             9.97%             --              20.48%

    Advisor Class:           --                --            --              4.75%              12.98%

# Performance figures reflect the impact of any applicable sales charges and expense reimbursements.

* The inception date for IPEF's shares were as follows: Class A and Class B -- May 13, 1997; Class C -- January 29, 1998; and Advisor Class -- March 23, 1998. Index performance is calculated from May 31, 1997 for Class A and Class B shares, and January 31, 1998 and March 31, 1998 for Class C and Advisor Class shares, respectively.

Financial highlights:

         The  financial   highlights  table,  which  is  intended  to  help  you
understand IEOF's financial performance for the past five years, is contained in the Prospectus provided herewith (and incorporated by reference herein).

                               RISK CONSIDERATIONS

         Because of IEOF and IPEF have similar investment objectives and policies, the investment risks of the Funds are also similar. These risks consist primarily of management risk, market risk, foreign security and emerging market risk, and region specific risk. "Management risk" refers to the fact that securities selected by IMI (in the case of IPEF) and Henderson (in the case of IEOF) might not perform as well as the securities held by other mutual funds with similar investment objectives. "Market risk" refers to the general risk of investing in equity securities, the market value of which can fluctuate significantly. These risks are heightened in the case of IEOF's investments in securities issued through IPOs.7

         Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect each Fund's performance unfavorably, depending upon prevailing conditions at any give time. These risks are more acute in countries with developing economies (which characterizes certain of the countries in which the Funds may invest). Both of the Funds are also subject to region specific risk. For example, if there were a significant downturn in the value of European securities the Funds' performance could suffer to a greater extent than a fund with a more diverse international portfolio. In addition, the transition to daily usage of the "Euro" is not scheduled to be completed until December 31, 2001 and either Fund could experience investment losses stemming from this transitional phase. IEOF is also subject to interest rate and credit risk in connection with its investments in debt securities. Specifically, the Fund's debt security holdings are likely to decline in value in a rising interest rate environment. The market value of IEOF's debt security investments also tends to vary according to the relative financial condition of the securities issuer(s). Low-rated debt securities (commonly referred to as "high-yield" or "junk" bonds), in particular, are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

         For further discussion of the investment techniques and risk factors that apply to IEOF and IPEF, see the Prospectus.

                      INFORMATION ABOUT THE REORGANIZATION

Description of the Plan:

         As previously noted, the Plan provides for the transfer of all or substantially all of the assets of IPEF to IEOF in exchange for that number of full and fractional Class A, Class B, Class C and Advisor Class shares of IEOF having an aggregate net asset value equal to the aggregate net asset value of each IPEF shareholder's Class A, Class B, Class C and/or Advisor shares held as of the close of business on the Valuation Date. IPEF will distribute the IEOF shares received in the exchange to the shareholders of IPEF in complete liquidation of IPEF. IPEF will then be terminated as a series of the Trust. In the interest of economy and convenience, shares of IPEF generally are not represented by physical certificates, and shares of IEOF issued to IPEF shareholders similarly will be in uncertificated form.

         Before the Closing occurs, shareholders of IPEF will be able to redeem their shares at the net asset value next determined after receipt by IMSC (the Fund's transfer agent) of a redemption request in proper form. Redemption requests received by IMSC after the Closing will be treated as requests received for the redemption of shares of IEOF received by the shareholder in connection with the Reorganization.

         The obligations of the Trust on behalf of each of IPEF and IEOF under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and such state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. IPEF and IEOF are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Trustees of the Trust, notwithstanding the approval of the Plan by the shareholders of IPEF. However, no amendment may be made that materially adversely affects the interests of the shareholders of IPEF without obtaining the approval of IPEF's shareholders. IPEF and IEOF may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan attached hereto as Exhibit A.

         IMI will pay the legal, accounting, printing, postage and solicitation expenses in connection with the Reorganization. Neither IMI nor IEOF will bear any costs or expenses associated with IPEF's termination as a series of the Trust. The combined Fund will pay any applicable SEC registration fees and state notice filing fees in connection with shares issued in the Reorganization.

Reasons for the Reorganization:

         The Reorganization was presented to the Board of Trustees of the Trust for consideration and approval at a meeting held on April 14, 2000. For the reasons discussed below, the Trustees of the Trust, including all of the Non-Interested Trustees, have determined that the interests of IPEF shareholders will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of IPEF and its shareholders. The Board of Trustees of the Trust, including all of the Non-Interested Trustees, similarly approved the Reorganization on behalf of IEOF.

         The Reorganization has been recommended by the Board of Trustees of the Trust as a means of combining separate investment portfolios with similar investment objectives and policies in an attempt to achieve enhanced investment performance and distribution capability, as well as certain economies of scale and attendant cost savings to IPEF's shareholders. Achievement of these goals cannot be assured.

         In determining whether to recommend that the shareholders of IPEF vote to approve the Plan, the Board of Trustees considered, among other things: (a) the fees and expense ratios of both IPEF and IEOF; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Fund; (e) the costs that would be incurred by the Funds as a result of the Reorganization; and (f) the tax consequences of the Reorganization.

         The Board of Trustees also considered that the Reorganization would permit the shareholders of IPEF to pursue substantially the same investment goals in a larger fund, and thereby (i) effect portfolio transactions on potentially more favorable terms, (ii) provide IMI with greater investment flexibility, and (iii) provide IMI with the ability to select a larger number of portfolio securities for the combined Fund (with the attendant ability to spread investment risks among a larger number of portfolio securities).

         As noted above, the current expense ratio for each IEOF class of shares (net of reimbursements from the Funds' manager) is comparable to its corresponding IPEF share class. In addition, the larger aggregate net asset base of the pro forma combined Fund ($38,865,670, based on the Funds' net asset size as of December 31, 1999, as compared with $5,711,414 for IPEF as of that date) would enable the combined Fund to achieve economies of scale beyond those already experienced by IEOF by spreading costs of operations over a larger asset base. As a general rule, economies of scale can be expected to be realized primarily with respect to fixed expenses, such as costs of printing and fees for professional services (although there can be no assurance that these benefits will be realized). Expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Reorganization. Since IPEF is relatively small, any benefit in connection with the Reorganization resulting from greater economies of scale is not expected to have a substantial effect on IEOF's expenses.

         The  shareholder  service  features that are available to IEOF and IPEF shareholders are identical. For example, each Fund permits shares to be purchased under an Automatic Investment Plan in which funds are electronically drawn from a shareholder's bank account on a regular basis. Each Fund also has a systematic withdrawal plan ("SWP"), in which funds are electronically withdrawn each month from the shareholders' Fund account and deposited into the shareholder's bank account. Accordingly, the interests of IPEF shareholders in this regard would not be affected by the Reorganization.

Description of the securities to be issued:

         Ivy Fund's authorized capital consists of an unlimited number of shares of beneficial interest (no par value per share). Each IEOF share issued to shareholders of IPEF pursuant to the Plan would (i) be fully paid, non-assessable and redeemable when issued, (ii) be transferable without restriction, and (iii) have no preemptive or subscription rights.

Shareholder rights:

         As a Massachusetts business trust, the Trust is governed by its Amended and Restated Declaration of Trust dated December 10, 1992, as amended from time to time (the "Declaration of Trust"), its By-Laws and applicable Massachusetts law. The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. In the areas of shareholder voting and the powers and conduct of the Trustees there are no material differences between the rights of shareholders of IPEF and the rights of shareholders of IEOF.

Federal income tax consequences:

         The Reorganization is conditioned upon the receipt by the Trust, on behalf of IPEF and IEOF, respectively, of an opinion from Dechert Price & Rhoads substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for Federal income tax purposes: (i) the transfer to IEOF of all or substantially all of the assets of IPEF in exchange solely for IEOF shares, followed by the distribution of such shares to IPEF shareholders in exchange for their IPEF shares in complete liquidation of IPEF, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and IEOF and IPEF will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by IPEF upon the transfer of all or substantially all of its assets to IEOF in exchange solely for IEOF shares; (iii) the basis of the assets of IPEF in the hands of IEOF will be the same as the basis of such assets of IPEF immediately prior to the transfer; (iv) the holding period of the assets of IPEF in the hands of IEOF will include the period during which such assets were held by IPEF; (v) no gain or loss will be recognized by IEOF upon the receipt of the assets of IPEF in exchange for IEOF shares and the assumption by IEOF of all of the liabilities of IPEF; (vi) no gain or loss will be recognized by the shareholders of IPEF upon the receipt of IEOF shares solely in exchange for their shares of IPEF as part of the transaction; (vii) the basis of IEOF shares received by the shareholders of IPEF will be the same as the basis of the shares of IPEF exchanged therefor; and (viii) the holding period of IEOF shares received by the shareholders of IPEF will include the holding period during which the shares of IPEF exchanged therefor were held, provided that at the time of the exchange the shares of IPEF were held as capital assets in the hands of the shareholders of IPEF. No opinion will be expressed, however, as to whether any gain or loss will be recognized by IPEF in connection with the transfer from IPEF to IEOF of any section 1256 contracts (as defined in Section 1256 of the Code).

            For the three months ended March 31, 2000, IPEF had realized gains of $144,229 and had net unrealized depreciation of $(245,629).

         Shareholders of IPEF should consult with their tax advisers regarding the effect, if any, on the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the Federal income tax consequences of the Reorganization, shareholders of IPEF should also consult their tax advisers as to state, local and other tax consequences, if any, of the Reorganization.

Liquidation and termination of IPEF:

         If the Reorganization is effected, IPEF will be liquidated and then terminated as a series of the Trust.

Capitalization:

         The following table shows (on an unaudited basis) the capitalization as of December 31, 1999 of (i) IPEF and IEOF individually and (ii) the combined fund, on a pro forma basis, after giving effect to the Reorganization:

                                                    Capitalization Table

                                               Values as of December 31, 1999

                                                                Net Asset

                                     Net Assets                 Value Per Share            Shares Outstanding

IPEF

     Class A                         $1,789,368                 $12.61                     141,919
     Class B                         $3,081,348                 $12.49                     246,622
     Class C                         $396,898                   $12.57                     31,566
     Advisor Class                   $443,800                   $12.59                     35,241
                                     --------
Total Net Assets                     $5,711,414
                                     ==========


IEOF

     Class A                         $13,932,440                $17.13                     813,425
     Class B                         $5,899,771                 $17.13                     344,456
     Class C                         $8,075,891                 $17.13                     471,387
     Advisor Class                   $5,246,154                 $17.23                     304,565
                                     ----------
         Total Net Assets            $33,154,256
                                     ===========


Pro Forma Combined*
     Class A                         $15,721,808                $17.13                     917,883
     Class B                         $8,981,119                 $17.13                     524,336
     Class C                         $8,472,789                 $17.13                     494,557
     Advisor Class                   $5,689,954                 $17.23                     330,322
                                     ----------
         Total Net Assets            $38,865,670
                                     ===========


--------------------

* Basis of combination: The pro forma combined capitalization table reflects the proposed merger of IPEF into IEOF Fund, accounted for as though the merger had become effective on January 1, 1999. The pro forma combined financial information reflects certain fund accounting fees, Blue Sky fees, Trustees fees, legal fees, and certain printing costs due to the fact that these types of expenses are expected to remain at IEOF's level, and a reduction in the reimbursements paid by IMI due to the fact that the combined fund expenses are expected to remain below the limit for IEOF.

                                 VOTING MATTERS

         Proxies from the shareholders of IPEF are being solicited by the Board of Trustees of the Trust, on behalf of IPEF, for the Special Meeting of Shareholders to be held at the offices of the Trust, Via Mizner Financial Center, 700 South Federal Highway, Boca Raton, Florida 33432, on June ___, 2000 at ______a.m./p.m. Eastern time, or at such later time made necessary by adjournment (the "Meeting"). A proxy may be revoked at any time at or before the Meeting by written notice to the Secretary of the Trust or by voting in person at the Meeting. Unless revoked, all properly executed proxies received in time for the Meeting will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Plan and the Reorganization. This Proxy Statement/Prospectus, Notice of Special Meeting, Letter of Information Required in the Proxy Statement/Prospectus and proxy card(s) are expected to be mailed to shareholders on or about May ___, 2000.

         Shareholders of record of IPEF at the close of business on April ___, 2000 (the "Record Date") will be entitled to vote at the Meeting or any adjournment thereof. The holders of a majority of the shares of IPEF outstanding at the close of business on the Record Date and entitled to vote at the Meeting, present in person or represented by proxy, will constitute a quorum for the Meeting. Approval of the Plan requires the affirmative vote of the holders of a majority of the shares of IPEF entitled to vote. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of _____________, 2000, as shown on the books of IPEF, there were _______ Class A, ________ Class B, _______ Class C and _______ Advisor Class shares of beneficial interest of IPEF issued and outstanding. The votes of IEOF shareholders are not being solicited, because their approval or consent is not necessary for the Reorganization to take place.

         For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present, but that have not been voted. Broker "non-votes" are proxies received by IPEF from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner(s) or other person(s) entitled to vote nor has discretionary power to vote on a particular matter. Abstentions and broker "non-votes" will have the effect of a "no" vote on the Plan.

         In the event that a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies that they are entitled to vote FOR the Plan in favor of such an adjournment and will vote those proxies that they are required to vote AGAINST the Plan against any such adjournment.

         As of __________, 2000, the officers and Trustees of Ivy Fund as a group owned beneficially less than 1% of the outstanding shares of IEOF. Appendix 1 hereto sets forth the beneficial owners of at least 5% of each Fund's shares. To the best knowledge of the Trust, as of ___________, 2000, no person owned beneficially more than 5% of either Fund's outstanding shares, except as indicated in Appendix 1.

                             ADDITIONAL INFORMATION

Information about the Funds:

         Information concerning the operation and management of IEOF and IPEF is included in the Prospectus, which is provided herewith. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, and in accordance therewith file proxy material, reports and other information, including charter documents, with the SEC. These reports can be inspected and copied at the Public Reference Facilities maintained by the SEC, located at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional
Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL, 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet website (http://www.sec.gov) that contains additional information about the Funds.

Interests of certain persons:

         IMI provides business management and investment advisory services to both IEOF and IPEF, Mackenzie Investment Management Inc. ("MIMI") provides administrative and accounting services, and Ivy Mackenzie Services Corp. ("IMSC") provides transfer agency and shareholder-related services for each Fund. IMDI distributes each Fund's shares. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 30 years. The offices of IMI, MIMI, IMSC, IMDI and the Trust are each located at Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. MFC is located at 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S3B5. None of IMI, MIMI, IMDI, IMSC or MFC has a financial interest in the Reorganization.

Shareholder proposals for subsequent meetings:

         Neither Fund, as a general matter, holds regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a subsequent meeting of shareholders of IPEF should send such proposals to the principal executive offices of the Trust, Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. Any shareholder who wishes to submit proposals to be considered at a subsequent meeting of shareholders of IEOF should also send such proposals to the principal executive offices of the Trust. It is suggested that proposals be submitted by certified mail, return receipt requested.

Other business:

         The Trustees of the Trust know of no other business to be brought before the Meeting. If any other matters properly come before the Meeting, however, proxies will be voted in accordance with the judgment of persons named as proxies.

         If you cannot attend the Meeting in person, please complete and sign the enclosed proxy and return it in the envelope provided so that the Meeting may be held and action taken on the matters described herein with the greatest possible number of shares participating.

Proxy solicitation:

         Proxies are to be solicited by mail. Additional solicitations may be made by telephone, telegraph or personal contact by officers, employees or agents of IMI and its affiliates.

         Shareholder Communications Corp. ("SCC") has been retained to assist in the solicitation of proxies in connection with the Reorganization. For its services, SCC will be paid a fee expected to equal approximately [$5,000] and will be reimbursed by IMI for its expenses in connection with the Reorganization. IMI will pay the fees and expenses of SCC in connection with the Reorganization.

THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION, AND ANY UNMARKED PROXIES WILL BE SO VOTED.

                                   APPENDIX 1

                 BENEFICIAL OWNERS OF 5% OR MORE OF FUND SHARES

Ivy Pan-Europe Fund:

To the best knowledge of Ivy Fund, as of April 6, 2000, the following persons owned 5% or more of IPEF's Class A, Class B, Class C and Advisor Class shares, as indicated:

     Class A: Mackenzie Investment Management Inc., Attn: Bev Yanowitch, Via Mizner Financial Plaza, 700 South Federal Highway, Ste. 300, Boca Raton, FL
33432, owned of record 39,699.515 shares (32.28%); and Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E, 3rd FL, Jacksonville, FL, owned of record 15,899.843 shares (12.93%).

     Class B: Merrill  Lynch  Pierce  Fenner & Smith For the sole benefit of its
customers,   Attn:  Fund   Administration,   4800  Deer  Lake  Dr.  E,  3rd  FL,
Jacksonville, FL, owned of record 33,931.288 shares (20.64%).

         Class C: Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 10,984.712 shares (36.96%); Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998, owned of record 4,858.379 shares (16.34%); Painewebber For The Benefit Of Katherine R January, 101 North Upper Broadway 1906, Corpus Christi, TX 78401, owned of record 4,061.794 shares (13.66%); and First union Securities Inc. A/C 7341-7519 FBO Michele Sherman IRA, 111 East Kilbourn Avenue, Milwaukee, CA 91406-3636, owned of record 1,524.792 shares (5.13%).

         Advisor Class: Brown Brothers Harriman & Co. CUST International Solutions IV - Long Term Growth, Attn: Toren McGovern, 40 Water Street, Boston, MA 02109, owned of record 24,337.774 shares (45.84%); Brown Brothers Harriman & Co. CUST International Solutions III - Moderate Growth, Attn: Terron McGovern, 40 Water Street, Boston, MA 02109, owned of record 11,445.187 shares (21.55); Charles Schwab & Co, Inc. Reinvest Account, Attn: Mutual Fund Dept., 101
Montgomery St. San Francisco, CA 94104, owned of record 8,210.454 shares (15.46%); NFSC FEBO # 279-055662 C. William Ferris/Michael Landry/Keith Carlson U/A 01/01/98, 700 South Federal Highway, Boca Raton, FL 33432-6114, owned of record 2,932.686 shares (5.52%); and Brown Brothers Harriman & Co. CUST International Solutions V - Aggressive Growth, Attn: Toren McGovern, 40 Water Street, Boston, MA 02109, owned of record 2,826.147 shares (5.32%).

Ivy European Opportunities Fund:

To the best knowledge of Ivy Fund, as of April 6, 2000, the following persons owned 5% or more of IEOF's Class A, Class B, Class C and Advisor Class shares, as indicated:

     Class A: Merrill  Lynch  Pierce  Fenner & Smith For the sole benefit of its
customers,   Attn:  Fund   Administration,   4800  Deer  Lake  Dr.  E,  3rd  FL,
Jacksonville, FL 32246, owned of record 733,792.800 shares (25.95%).

     Class B: Merrill  Lynch  Pierce  Fenner & Smith For the sole benefit of its
customers,   Attn:  Fund-  Administration,   4800  Deer  Lake  Dr.  E,  3rd  FL,
Jacksonville, FL, owned of record 590,841.655 shares (29.21%).

     Class C: Merrill  Lynch  Pierce  Fenner & Smith For the sole benefit of its
customers,   Attn:  Fund  Administration,   4800  Deer  Lake  Dr.  E.,  3rd  FL,
Jacksonville, FL, owned of record 1,269,062.340 shares (45.54%).

     Advisor Class: Merrill Lynch Pierce Fenner & Smith For the sole benefit of its customers, Attn: Fund Administration, 4800 Deer Lake Dr. E., 3rd FL, Jacksonville, FL owned of record 857,967.359 shares (77.29%); and Pyramid I Limited Partnership C/O Roland Manarin, 11650 Dodge Rd., Omaha, NE 68154, owned of record 55,972.256 shares (5.04%).

                                INDEX OF EXHIBITS

Exhibit A:        Form of Agreement and Plan of Reorganization.

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of June, 2000, by and between Ivy Fund, a Massachusetts business trust with its principal place of business at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, on behalf of Ivy European Opportunities Fund (the "Acquiring Fund"), a separate series of Ivy Fund (in such capacity, the "Acquiring Trust"), and Ivy Fund, on behalf of Ivy Pan-Europe Fund (the "Acquired Fund"), a separate series of Ivy Fund (in such capacity, the "Acquired Trust").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Advisor Class voting shares of beneficial interest, no par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the Class A, Class B, Class C and Advisor Class shareholders of the Acquired Fund, in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

I. Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of Acquired Fund Liabilities and the Liquidation of the Acquired Fund


A. Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B, Class C and Advisor Class Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets with respect to each Class, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the Class, computed in the manner and as of the time and date set forth in section 2.2, and (ii) to assume all liabilities of the Acquired Fund, as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

B. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets of the Acquired Fund (collectively, the "Assets"), including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund, and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing (the "Effective Time Statement"), prepared in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet.

C. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date, as defined in section 3.1. All liabilities not so discharged will be assumed by the Acquiring Fund.

D. On or as soon as practicable prior to the Closing Date, as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

E. Immediately after the transfer of the Assets provided for in section 1.1 (the "Liquidation Time"), the Acquired Fund will (a) distribute to the Acquired Fund's shareholders of record with respect to each Class of its shares, determined as of the Valuation Time, as defined in Section 2.1 (the "Acquired Fund Shareholders"), on a pro rata basis within that Class, the Acquiring Fund Shares of the same Class received by the Acquired Fund pursuant to section 1.1 and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Advisor Class Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Advisor Class Acquired Fund Shareholders shall, with respect to each Class, be equal to the aggregate net asset value of the Acquired Fund shares of that same Class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Advisor Class shares of the Acquired Fund will represent a number of the same Class of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange except certificates representing Class A, Class B, Class C and Advisor Class Acquiring Fund Shares may be obtained upon request by a shareholder of the Acquired Fund.

F. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then current prospectus and statement of additional information.

         As soon as is reasonably practicable after the Liquidation Time, but not until the earlier of (i) payment by Acquiring Fund of all assumed liabilities or (ii) 90 days after the Closing Date, Acquired Fund shall be terminated as a series of the Acquired Trust under Massachusetts law. The Acquired Fund shall not conduct any business on and after the Closing Date except in connection with its liquidation and termination as a series of the Acquired Trust.

G. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

H. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date, as defined in Section 3.1. All such books and records shall be available to the Acquired Fund thereafter until the Acquired Fund is terminated as a series of the Acquired Trust.

II.               Valuation

A. The value of the Assets shall be computed as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date, as defined in Section 3.1 (such time and date being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in Ivy Fund's Amended and Restated Declaration of Trust dated December 10, 1992, as amended (the "Declaration of Trust"), and then-current prospectus or statement of additional information.

B. The net asset value of a Class A, Class B, Class C and Advisor Class Acquiring Fund share shall be the net asset value per share computed with respect to that Class as of the Valuation Time using the valuation procedures referred to in section 2.1.

C. The number of the Class A, Class B, Class C and Advisor Class Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such Class by dividing the value of the Assets with respect to Class A, Class B, Class C and Advisor Class shares of the Acquired Fund, as the case may be, determined in accordance with section
2.1 by the net asset value of an Acquiring Fund Share of the same Class determined in accordance with section 2.2.

D. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants.

III.              Closing and Closing Date

A. The Closing of the transactions contemplated by this Agreement shall be June 28, 2000, or such later date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 P.M., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert Price & Rhoads or at such other place and time as the parties may agree.

B. The Acquired Fund shall deliver to the Acquiring Fund on the Closing Date a schedule of assets.

C. Brown Brothers Harriman & Co., as custodian for the Acquired Fund, shall (a) deliver at the Closing a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to Brown Brothers Harriman & Co., custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by Custodian for Acquired Fund to Custodian for Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and Custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

D. Ivy Mackenzie Services Corp. (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Advisor Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

E. In the event that immediately prior to the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Trust and Board of Trustees of the Acquired Trust, accurate appraisal of the value of the net assets with respect to the Class A, Class B, Class C and Advisor Class shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

IV.               Representations and Warranties

A. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

1. The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

2. The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect;

3. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

4. Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result, in violation of Massachusetts law or of the Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

5. No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

6. The Statement of Assets and Liabilities, Operations, and Changes in Net Assets, the Supplementary Information, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 1999 has been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and is in accordance with GAAP consistently applied, and such statement (a copy of which has been furnished to the Acquiring Fund) presents fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

7. Since December 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

8. At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

9. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

10. All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquired Fund Shareholders could, under certain circumstances, be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

11. At the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver the Assets free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

12. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the Acquired Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

13. The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

14. The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

15. The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration
Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

B. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

1. The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

2. The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

3. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

4. The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result, in a violation of Massachusetts law or of the Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

5. No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

6. The Statement of Assets and Liabilities, Operations, and Changes in Net Assets, the Supplementary Information, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 1999 has been audited by PriceWaterhouseCoopers LLP, independent certified public accountants, and is in accordance with GAAP consistently applied, and such statement (a copy of which has been furnished to the Acquired Fund) presents fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

7. Since December 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

8. At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

9. For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

10. All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

11. The Class A, Class B, Class C and Advisor Class Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

12. At the Closing Date, the Acquiring Fund will have good and marketable title to the its assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

13. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the Acquiring Trust and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

14. The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

15. The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

16. The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

17. The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

V.                Covenants of the Acquiring Fund and the Acquired Fund

A. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions, (ii) such changes as are contemplated by the Funds' normal operations, and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

B. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

C. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than June 21, 2000.

D. The Acquired Fund covenants that the Class A, Class B, Class C and Advisor Class Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

E. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.

F. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

G. Each Fund covenants to prepare the Registration Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy
Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

H. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement.

I. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

J. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the assumed liabilities from the Acquired Fund.

K. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Advisor Class Acquiring Fund Shares received at the Closing.

L. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to
effect  the   transactions   contemplated  by  this  Agreement  as  promptly  as
practicable.

VI.               Conditions Precedent to Obligations of the Acquired Fund

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

A. All representations and warranties of the Acquiring Trust, with respect to the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund, the Acquiring Fund or their advisers, directors, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

B. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust with respect to the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

C. The Acquired Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

1. The Acquiring Trust is a duly formed and validly existing Massachusetts business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in Ivy Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Assets for Class A, Class B, Class C and Advisor Class Shares of the Acquiring Fund pursuant to the Agreement will not, violate the Declaration of Trust or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Assets for Class A, Class B, Class C and Advisor Class Shares of the Acquiring Fund, pursuant to the Agreement have been obtained or made; and

D. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

VII.              Conditions Precedent to Obligations of the Acquiring Fund

         The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

A. All representations and warranties of the Acquired Trust, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund, the Acquired Fund or their advisers, directors, trustees or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

B. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund;

C. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

D. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

1. The Acquired Trust is a duly formed and validly existing Massachusetts business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Assets for Class A, Class B, Class C and Advisor Class Shares of the Acquiring Fund pursuant to the Agreement will not, violate the Declaration of Trust or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Assets for Class A, Class B, Class C and Advisor Class Shares of the Acquiring Fund pursuant to the Agreement have been obtained or made; and

E. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

VIII.Further  Conditions  Precedent to Obligations of the Acquiring Fund and the
     Acquired Fund


         If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

A. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1;

B. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

C. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

D. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

E. The parties shall have received an opinion of Dechert Price & Rhoads addressed to each Trust substantially to the effect that, based upon certain facts, assumptions and representations, the transaction contemplated by this Agreement constitutes a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert Price & Rhoads of representations it shall request of each Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5. No opinion will be expressed, however, as to whether any gain or loss will be recognized by the Acquired Fund in connection with the transfer from the Acquired Fund to the Acquiring Fund of any section 1256 contracts (as defined in Section 1256 of the Code).

IX.               Indemnification

A. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

B. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

X.                Fees and Expenses

A. The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

B. Ivy Management, Inc. ("IMI") will pay the legal, accounting, printing, postage, and solicitation expenses in connection with the Reorganization. The combined entity resulting from the transactions contemplated herein will pay the registration fees, if any, in connection with the Reorganization. Any such expenses that relate to the Acquired Fund and are so borne by IMI or the resulting combined entity shall be solely and directly related to the Reorganization, within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

XI.               Entire Agreement; Survival of Warranties

A. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

B. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

XII.              Termination

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before June 21, 2000, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

XIII.             Amendments

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Advisor Class Acquiring Fund shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

XIV.              Notices

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, FL 33432, with a copy to Dechert Price & Rhoads, Ten Post Office Square - South, Boston, MA 02109, Attention: Joseph R. Fleming, or to the Acquiring Fund, Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, FL 33432, with a copy to Dechert Price & Rhoads, Attention: Joseph R. Fleming, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

XV.               Headings; Counterparts; Assignment; Limitation of Liability

A. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

B. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

C. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

D. Ivy Fund is organized as a Massachusetts business trust, and references in this Agreement to the Acquiring Trust or the Acquired Trust mean and refer to the Trustees from time to time serving in accordance with the Declaration of Trust, pursuant to which Ivy Fund conducts its business. It is expressly agreed that the obligations of the Acquiring Trust and the Acquired Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Ivy Fund, the Acquiring Fund or the Acquired Fund personally, but bind only the respective property of each of the Acquiring Fund and the Acquired Fund, as provided in the Declaration of Trust. Moreover, no series of Ivy Fund other than the Acquiring Fund and the Acquired Fund shall be responsible for the obligations of the Acquiring Trust and the Acquired Trust hereunder, and all persons shall look only to the respective assets of each of the Acquiring Fund and the Acquired Fund to satisfy the obligations of the Acquiring Trust and the Acquired Trust hereunder. The execution and the delivery of this Agreement have been authorized by Ivy Fund's Board of Trustees, on behalf of each of the Acquiring Fund and the Acquired Fund, respectively, and this Agreement has been signed by authorized officers of each of the Acquiring Fund and the Acquired Fund acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of each of the Acquiring Fund and the Acquired Fund, as provided in the Declaration of Trust.

E. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                    IVY FUND
                                    on behalf of Ivy Pan-Europe Fund
Attest:

------------------------------      -------------------------------
C. William Ferris, Secretary         By:  James W. Broadfoot, President
                                          IVY FUND
                                          on behalf of Ivy European
                                          Opportunities Fund
Attest:

------------------------------      -------------------------------
C. William Ferris, Secretary        By:  James W. Broadfoot, President

Ivy Funds Logo




                                                   This is your prospectus from

                                                   IVY MACKENZIE
                                                   DISTRIBUTORS, INC.
                                                   Via Mizner Financial Plaza
                                                   700 South Federal Highway
                                                   Boca Raton, Florida 33432
                                                   800.456.5111




    _____, 2000    IVY INTERNATIONAL EQUITY FUNDS
    IVY ASIA PACIFIC FUND
    IVY CHINA REGION FUND
    IVY DEVELOPING NATIONS FUND
    IVY EUROPEAN OPPORTUNITIES FUND
    IVY GLOBAL FUND
    IVY GLOBAL NATURAL RESOURCES FUND
    IVY GLOBAL SCIENCE & TECHNOLOGY FUND
    IVY INTERNATIONAL FUND II
    IVY INTERNATIONAL SMALL COMPANIES FUND
    IVY PAN-EUROPE FUND
    IVY SOUTH AMERICA FUND





       Ivy Fund is a registered open-end investment company consisting of twenty-one separate portfolios. This Prospectus relates to the Class A, Class B and Class C shares of the eleven funds listed above (the "Funds"), and the Class I shares of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund. The Funds also offer Advisor Class shares, which are described in a separate prospectus.



       The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


--  CONTENTS


    2 Ivy Asia Pacific Fund

    4 Ivy China Region Fund

    6 Ivy Developing Nations Funds

    8 Ivy European Opportunities Fund

   10 Ivy Global Fund

   12 Ivy Global Natural Resources Fund

   14 Ivy Global Science &
      Technology Fund

   16 Ivy International Fund II

   18 Ivy International Small
      Companies Fund

   20 Ivy Pan-Europe Fund

   22 Ivy South America Fund

   25 Additional Information
      about investment strategies
      and risks

   29 Management

   31 Shareholder information

   39 Financial highlights

   45 Account application























                          OFFICERS
                          Keith J. Carlson, Chairman
                          James W. Broadfoot, President
                          C. William Ferris, Secretary/Treasurer
                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                                       AUDITORS
                          Brown Brothers Harriman & Co.                   __________________________
                          Boston, Massachusetts                           Fort Lauderdale, Florida
                          TRANSFER AGENT                                  INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.                    Ivy Management, Inc.
                          PO Box 3022                                     700 South Federal Highway
                          Boca Raton, Florida 33431-0922                  Boca Raton, Florida 33432
                          800.777.6472                                    800.456.5111



                                                                [Mackenzie Logo]

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
ASIA PACIFIC
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in equity securities issued in Asia Pacific countries, which include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.

The Fund's management team uses a value strategy to identify companies and markets that have solid long-term growth prospects and appear to be undervalued.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


     MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Asia-Pacific countries fall into this category, the Fund is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Asia-Pacific region involves special risks beyond those described above. For example, certain Asia-Pacific countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Asia-Pacific securities can also make them more susceptible to investor perceptions which can impact their value and liquidity.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------
(CHART)

'97                                               -39.58%
'98                                                -6.86%
'99                                                _____%


      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 43.90%

     Worst quarter Q2 '98: (34.21%)


      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      --------------------------------------------------------------------------
                                                                          LIPPER
                                                            MSCI FAR       ASIA
                                                           EAST FREE     PACIFIC
                                                           (EX-JAPAN)   (EX-JAPAN)
                             CLASS A   CLASS B   CLASS C     INDEX       CATEGORY
      ----------------------------------------------------------------------------
      Past year............  (12.21%)  (12.10%)   (8.29%)    (7.39%)      (9.05%)
      Since Inception*.....  (27.29%)  (27.09%)  (28.60%)   (28.94%)     (23.78%)


     #Performance figures reflect any applicable sales charges.
     *The inception date for all Classes was January 1, 1997.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                             fees paid directly from
SHAREHOLDER FEES              your investment
---------------------------------------------------------
                              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering
price)......................   5.75%      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)......................    none     5.00%     1.00%
Maximum sales charge (load)
imposed on reinvested
dividends...................    none      none      none
Redemption fee*.............   2.00%**    none      none
Exchange fee................    none      none      none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------------
                              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Management fees.............   1.00%     1.00%     1.00%
Distribution and/or service
(12b-1) fees................   0.25%     1.00%     1.00%
Other expenses..............   4.28%     4.41%     4.30%
Total annual Fund
operating expenses..........   5.53%     6.41%     6.30%
Expenses reimbursed*........   3.38%     3.38%     3.38%
Net Fund
operating expenses*.........   2.15%     3.03%     2.92%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

  -----------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  780    $  806        $  306        $  395        $  295
3rd                     1,315     1,346         1,046         1,013         1,013
5th                     1,875     2,087         1,807         1,754         1,754
10th                    3,392     3,611         3,611         3,708         3,708

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
CHINA REGION
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.


-- PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 65% of its assets in the equity securities of companies that are located or have a substantial business presence in the China Region, which includes China, Hong Kong, Taiwan and South Korea.


The Fund may also invest in equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. A large portion of the Fund is likely to be invested in equity securities of companies that trade in Hong Kong.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:


MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many China Region countries may be considered "developing", the Fund may be exposed to one or more of the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Mainland China may be subject to a much higher degree of economic, political and social instability than more developed countries, which could at any time result in the disruption of its principal financial markets (and to a lesser extent, those of other China Region countries). A number of China Region countries also depend heavily on international trade, which makes their securities markets particularly sensitive to the trade policies and economic conditions of their principal trading partners.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on October 22, 1993 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
-------------------------------------------------------------------

            (CHART)

'94                                            -24.88%
'95                                              1.59%
'96                                             20.50%
'97                                            -21.94%
'98                                            -20.56%
'99                                             _____%


      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 25.48%
     Worst quarter Q4 '97: (30.21%)



      AVERAGE ANNUAL                                       for the periods ending
      TOTAL RETURNS#                                        December 31, 1998
      -----------------------------------------------------------------------------------------
                                                            LIPPER
                                        CLASS               CHINA       HANG      MSCI     IFC
                             ----------------------------   REGION      SENG     TAIWAN   CHINA
                                A         B         C      CATEGORY     INDEX    INDEX    INDEX
      -----------------------------------------------------------------------------------------
      Past year............  (25.13%)  (24.99%)  (21.81%)  (17.51%)    (6.29%)  (22.35%)  (22.59%)
      Past 5 years.........  (11.68%)  (11.63%)       n/a  (11.54%)    (3.31%)     0.57%    2.95%
      Since inception:
      Class A & B*.........   (8.76%)   (8.55%)       n/a   (8.05%)**    2.77%     9.93%    2.72%
      Class C***...........       n/a       n/a  (13.93%)  (12.22%)    (3.21%)   (1.19%)   18.37%


       #Performance figures reflect any applicable sales charges.
       *The inception date for the Fund's Class A and Class B shares was October
        22, 1993.
      **Since October 28, 1993
     ***The inception date for the Fund's Class C shares was April 30, 1996.
     -- FEES AND EXPENSES
     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                           fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price).................   5.75%      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price).................    none     5.00%     1.00%
Maximum sales charge
(load) imposed on
reinvested dividends...    none      none      none
Redemption fee*........  2.00%**     none      none
Exchange fee...........    none      none      none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   1.51%     1.54%     1.44%
Total annual Fund
operating expenses.....   2.76%     3.54%     3.44%
Expenses reimbursed*...   0.56%     0.56%     0.56%
Net Fund
operating expenses*....   2.20%     2.98%     2.88%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  785    $  801        $  301        $  391        $  291
3rd                     1,329     1,331         1,031         1,001         1,001
5th                     1,898     1,982         1,782         1,735         1,735
10th                    3,436     3,587         3,587         3,671         3,671

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY DEVELOPING NATIONS FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
DEVELOPING
NATIONS FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities of companies that are located in, or are expected to profit from, countries whose markets are generally considered to be "developing" or "emerging".

The Fund may invest more than 25% of its assets in a single country, but usually will hold securities from at least three emerging market countries in its portfolio.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors who are seeking long-term growth potential in the developing nations sector, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on November 1, 1994 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
-------------------------------------------------------------------
(Chart)
'95                                                          6.40%
'96                                                         11.83%
'97                                                        -27.42%
'98                                                        -11.67%
'99                                                         _____%


     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 29.00%
     Worst quarter Q4 '97: (27.28%)


      AVERAGE ANNUAL                                        for the periods ending
      TOTAL RETURNS#                                           December 31, 1998
      ---------------------------------------------------------------------------------
                                                           MSCI      IFC    MORNINGSTAR
                                       CLASS             EMERGING  EMERGING  EMERGING
                             -------------------------   MARKETS   MARKETS    MARKETS
                                A        B        C     FREE INDEX  INDEX    UNIVERSE
      ---------------------------------------------------------------------------------
      Past year............  (16.75%) (16.73%) (13.16%)  (26.34%)  (21.09%)   (26.82%)
      Since inception:
      Class A & B*.........  (10.76%) (10.60%)     n/a   (12.30%)  (12.35%)    (9.09%)
      Class C**............      n/a      n/a  (15.22%)  (15.50%)  (15.71%)   (12.23%)


      #Performance figures reflect any applicable sales charges.
      *The inception date for the Fund's Class A and Class B shares was November
       1, 1994.
     **The inception date for the Fund's Class C shares was April 30, 1996.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                             CLASS A  CLASS B  CLASS C
------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering
price).....................    5.75%     none     none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price).....................     none    5.00%    1.00%
Maximum sales charge (load)
imposed on reinvested
dividends..................     none     none     none
Redemption fee*............  2.00%**     none     none
Exchange fee...............     none     none     none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A  CLASS B  CLASS C
--------------------------------------------------
Management fees........    1.00%   1.00%    1.00%
Distribution and/or
service (12b-1) fees...    0.25%   1.00%    1.00%
Other expenses.........    2.22%   2.25%    2.25%
Total annual Fund
operating expenses.....    3.47%   4.25%    4.25%
Expenses reimbursed*...    1.29%   1.29%    1.29%
Net Fund
operating expenses*....    2.18%   2.96%    2.96%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
EXAMPLE

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  783    $  799        $  299        $  399        $  299
3rd                     1,325     1,326         1,026         1,026         1,026
5th                     1,891     1,975         1,775         1,775         1,775
10th                    3,422     3,573         3,573         3,747         3,747

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

-------------------------------

IVY EUROPEAN
OPPORTUNITIES FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe.

-- PRINCIPAL INVESTMENT STRATEGIES


The Fund normally invests at least 65% of its total assets in the equity securities of European companies, which may include:
- large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);
- small-capitalization companies in the more developed markets of Europe; and
- companies operating in Europe's emerging markets.


The fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds).

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long term earnings growth.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity Securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


SMALL AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.


IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).


INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment, even where "management risk" is not a factor.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.


EURO CONVERSION RISK: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro


(GLOBE ARTWORK)
8
(GLOBE ARTWORK)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.


-- WHO SHOULD INVEST*

The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

-- PERFORMANCE INFORMATION


The Fund has been operating for less than a year, so no performance information is available.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                     fees paid directly from
SHAREHOLDER FEES                     your investment
------------------------------------------------------------------
                            CLASS A   CLASS B   CLASS C   CLASS I
-----------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a percentage
of offering price)........   5.75%      none      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)....................    none     5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested dividends......    none      none      none      none
Redemption fee*...........    none      none      none      none
Exchange fee..............    none      none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
-----------------------------------------------------------------
                            CLASS A   CLASS B   CLASS C   CLASS I
-----------------------------------------------------------------
Management fees...........   1.00%     1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees......   0.25%     1.00%     1.00%      none
Other expenses............   0.95%     0.95%     0.95%     0.86%
Total annual Fund
operating expenses*.......   2.20%     2.95%     2.95%     1.86%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

-- EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:


------------------------------------------------------------------------
                         (no redemption)         (no redemption)
YEAR   CLASS A   CLASS B     CLASS B     CLASS C     CLASS C     CLASS I
------------------------------------------------------------------------
 1st   $  785    $  798      $  298      $  398      $  298       $189
 3rd    1,330     1,323       1,023       1,023       1,023        699
 5th       --        --          --          --          --         --
10th       --        --          --          --          --         --



[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL FUND
--------------------------------------------------------------------------------

-------------------------------

IVY
GLOBAL
FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of companies in at least three different countries, including the United States.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund's management team uses a disciplined value approach while looking for investment opportunities around the world. The Fund is expected to have some emerging markets exposure in an attempt to achieve higher returns over the long term.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

Since the Fund may invest a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange rate regime or monetary policy;
- unusually large currency fluctuations and currency conversion costs; and
- high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

10
(GLOBE ARTWORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-- PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on April 18, 1991 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                   for the years ending
      FOR CLASS A SHARES*                    December 31
-------------------------------------------------------------------

[CHART]


                                                 CLASS A SHARES
                                                 --------------
'92                                                    2.74%
'93                                                   29.63%
'94                                                   -4.60%
'95                                                   12.08%
'96                                                   16.21%
'97                                                   -8.72%
'98                                                    8.59%
'99                                                    ____%


       *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.
     Best quarter Q4 '98: 24.15%

     Worst quarter Q3 '98: (20.47%)

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      ------------------------------------------------------------------------------
                                                                     MSCI
                                                           -------------------------
                                                           WORLD     EAFE      EMF
                             CLASS A   CLASS B   CLASS C   INDEX    INDEX     INDEX
      ------------------------------------------------------------------------------
      Past year............   2.35%     2.69%     6.30%    24.34%   20.00%   (25.34%)
      Past 5 years.........   3.03%       n/a       n/a    15.68%    9.19%    (9.27%)
      Since inception:
      Class A*.............   6.78%       n/a       n/a    13.03%    8.44%     5.10%
      Class B**............     n/a     4.11%       n/a    16.43%    8.91%    (7.91%)
      Class C***...........     n/a       n/a    (0.06%)   17.37%    7.84%   (15.71%)

       # Performance figures reflect any applicable sales charges.
       * The inception date for the Fund's Class A shares was April 18, 1991. Index performance is calculated from April 30, 1991.
      ** The inception date for the Fund's Class B shares was April 1, 1994. *** The inception date for the Fund's Class C shares was April 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
                           CLASS A  CLASS B  CLASS C
----------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)...................    5.75%     none     none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)...................     none    5.00%    1.00%
Maximum sales charge
(load) imposed on
reinvested dividends.....     none     none     none
Redemption fee*..........     none     none     none
Exchange fee.............     none     none     none
* If you choose to receive your redemption proceeds
  via Federal Funds wire, a $10 wire fee will be
  charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees*.......   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   1.29%     1.33%     1.66%
Total annual Fund
operating expenses.....   2.54%     3.33%     3.66%
Expenses
reimbursed**...........   0.36%     0.36%     0.36%
Net Fund operating
expenses**.............   2.18%     2.97%     3.30%

 *Management fees are reduced to 0.75% for net assets over $500 million.
**The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  783    $  800        $  300        $  433        $  333
3rd                     1,325     1,329         1,029         1,125         1,125
5th                     1,891     1,980         1,780         1,935         1,935
10th                    3,422     3,579         3,579         4,044         4,044

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY GLOBAL
NATURAL RESOURCES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities.

The Fund's manager seeks to maximize the Fund's returns by seeking out natural resources companies of any size with strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. For these purposes, "natural resources" generally include:
- precious metals (such as gold, silver and platinum);
- ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
- strategic metals (such as uranium and titanium);
- fossil fuels and chemicals;
- forest products and agricultural commodities; and
- undeveloped real property.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.

SMALL AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.

NATURAL RESOURCES AND PHYSICAL COMMODITIES RISK: Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including:
- price fluctuations caused by real and perceived inflationary trends and political developments; and
- the costs assumed by natural resource companies in complying with environmental and safety regulations.

Investing in physical commodities, such as gold, exposes the Fund to other risk considerations, such as:
- potentially severe price fluctuations over short periods of time;
- storage costs that can exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

INDUSTRY-CONCENTRATION RISK: Since the Fund can invest a significant portion of its assets in securities of companies engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

-- PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------


                                                  CLASS A SHARES
                                                  --------------
'97                                                     6.95%
'98                                                   -29.35%
'99                                                    _____%


     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q3 '97: 19.66%

     Worst quarter Q4 '97: (23.28%)


      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      -----------------------------------------------------------
                                                              MSCI
                                                           COMMODITY-
                                                            RELATED
                             CLASS A   CLASS B   CLASS C     INDEX
      ---------------------------------------------------------------
      Past year............  (33.41%)  (33.33%)  (31.19%)    (14.61%)
      Since inception*.....  (15.68%)  (15.45%)  (14.17%)     (9.65%)


     #Performance figures reflect any applicable sales charges.
      *The inception date for all Classes was January 1, 1997.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
                           CLASS A   CLASS B   CLASS C
------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)...................    5.75%      none      none
Maximum deferred sales
charge (load) (as a
percentage of purchase
price)...................     none     5.00%     1.00%
Maximum sales charge
(load) imposed on
reinvested dividends.....     none      none      none
Redemption fee*..........     none      none      none
Exchange fee.............     none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   4.50%     4.43%     5.10%
Total annual Fund
operating expenses.....   5.75%     6.43%     7.10%
Expenses reimbursed*...   3.53%     3.53%     3.53%
Net Fund
operating expenses*....   2.22%     2.90%     3.57%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  787    $  793        $  293        $  460        $  360
3rd                     1,336     1,308         1,008         1,203         1,203
5th                     1,909     1,946         1,746         2,061         2,061
10th                    3,459     3,541         3,541         4,273         4,273

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY GLOBAL SCIENCE &
TECHNOLOGY FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.

Industries that are likely to be represented in the Fund's portfolio holdings include:

- Internet;
- telecommunications and networking equipment;
- semiconductors and semiconductor equipment;
- software;
- computers and peripherals;
- electronic manufacturing services; and
- telecommunications and information services.

The Fund's management team believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high investment returns, which may include the purchase of stock in companies engaged in initial public offerings.



-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:


MANAGEMENT RISK: Securities selected for the Fund may not perform as well as securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


SMALL AND MEDIUM-SIZED COMPANY RISK: Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.


IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).


INDUSTRY-CONCENTRATION RISK: Since the Fund focuses its investments in securities of companies engaged in the science and technology industries, the Fund could experience wider fluctuations in value than funds with more diversified portfolios. For example, rapid advances in these industries tend to cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to government regulations and approval processes that may affect their overall profitability and cause their stock prices to be more volatile.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on July 22, 1996 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                     for the years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------
                                                   CLASS A SHARES
                                                   --------------
      '97                                                 9.00%
      '98                                                35.26%
      '99                                                _____%


      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 39.16%

     Worst quarter Q1 '97: (19.15%)


      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      --------------------------------------------------------------------------
                                                                    RUSSELL 2000
                                                                     TECHNOLOGY
                             CLASS A  CLASS B  CLASS C  CLASS I**      INDEX
      --------------------------------------------------------------------------
      Past year............   27.48%   29.20%   33.37%     n/a         20.57%
      Since inception*.....   38.96%   40.78%   41.64%     n/a         15.12%


      #Performance figures reflect any applicable sales charges.
      *The inception date for all Classes was July 22, 1996. Index performance is calculated from July 30, 1996.
     **The Fund has had no outstanding Class I shares.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
------------------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS I
------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of
offering price)......   5.75%      none      none      none
Maximum deferred
sales charge (load)
(as a percentage of
purchase price)......    none     5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested
dividends............    none      none      none      none
Redemption
fee*.................    none      none      none      none
Exchange fee.........    none      none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
------------------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS I
------------------------------------------------------------
Management fees......   1.00%     1.00%     1.00%     1.00%
Distribution and/or
service (12b-1)
fees.................   0.25%     1.00%     1.00%      none
Other expenses.......   0.91%     0.95%     0.84%     0.82%
Total annual Fund
operating expenses...   2.16%     2.95%     2.84%     1.82%

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C       CLASS I
------------------------------------------------------------------------------------------------
1st                    $  781    $  798        $  298        $  387        $  287        $  185
3rd                     1,212     1,213           913           880           880           573
5th                     1,668     1,752         1,552         1,499         1,499           985
10th                    2,925     3,085         3,085         3,166         3,166         2,137

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL FUND II
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
INTERNATIONAL
FUND II

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities principally traded in European, Pacific Basin and Latin American markets.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

The Fund's manager uses a disciplined value approach while looking for investment opportunities around the world.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on May 13, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

      ANNUAL TOTAL RETURNS                      for the year ending
      FOR CLASS A SHARES*                       December 31
      -------------------------------------------------------------


     (CHART)

                                                CLASS A SHARES
                                                --------------
      '98                                            6.63%
      '99                                            ____%


      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q4 '98: 16.49%

     Worst quarter Q3 '98: (18.29%)


      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      -------------------------------------------------------------------------------------------------
                                                                              MORNINGSTAR     LIPPER
                                                                      MSCI     CATEGORY      CATEGORY
                                                                      EAFE     FOR INTL      FOR INTL
                             CLASS A   CLASS B   CLASS C   CLASS I** INDEX    STOCK FUNDS   STOCK FUNDS
      -------------------------------------------------------------------------------------------------
      Past year............    0.50%     0.84%     4.79%      n/a    20.00%     12.26%        13.02%
      Since Inception*.....   (6.12%)   (5.81%)   (3.48%)     n/a     9.40%      5.88%         6.43%


      #Performance figures reflect any applicable sales charges.
      *The inception date for all Classes was May 13, 1997. MSCI EAFE Index performance is calculated from May 30, 1997. Morningstar performance calculated from June 1, 1997. Lipper performance calculated from May 15, 1997.
     **The Fund has had no outstanding Class I shares.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                         CLASS A   CLASS B   CLASS C   CLASS I
--------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price).................   5.75%      none      none      none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price).................    none     5.00%     1.00%      none
Maximum sales charge
(load) imposed on
reinvested dividends...    none      none      none      none
Redemption fee*........    none      none      none      none
Exchange fee...........    none      none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

                          CLASS A   CLASS B   CLASS C   CLASS I
---------------------------------------------------------------
Management fees.........   1.00%     1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees....   0.25%     1.00%     1.00%      none
Other expenses..........   0.63%     0.63%     0.66%     0.54%
Total annual Fund
operating expenses......   1.88%     2.63%     2.66%     1.54%
Expenses reimbursed*....   0.14%     0.14%     0.14%     0.14%
Net Fund operating
expenses*...............   1.74%     2.49%     2.52%     1.40%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.50% of the Fund's average net assets (excluding 12b-1 fees, and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

-- EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------------------
                                         (no redemption)           (no redemption)
        YEAR           CLASS A   CLASS B     CLASS B       CLASS C     CLASS C       CLASS I
--------------------------------------------------------------------------------------------
1st                    $  742    $  752      $  252        $  355      $  255        $  143
3rd                     1,287     1,278         978           987         987           653
5th                     1,857     1,927       1,727         1,741       1,741         1,190
10th                    3,400     3,531       3,531         3,726       3,726         2,660

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
INTERNATIONAL SMALL
COMPANIES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES


The Fund invests at least 65% of its assets in the common stock of foreign issuers having total inital market capitalization of less than $2 billion.


The Fund may purchase stock in companies engaged in initial public offerings. The Fund might also engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund is managed by a team that focuses on both value and growth factors.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


SMALL COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since they tend to be thinly traded and because the companies are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.


IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on January 1, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      [CHART]

      ANNUAL TOTAL RETURN                      for years ending
      FOR CLASS A SHARES*                      December 31
      -------------------------------------------------------------
      (CHART)


                                                  CLASS A SHARES
                                                  --------------
      '97                                             -12.52%
      '98                                               5.24%
      '99                                             ______%


     *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q1 '98: 17.44%

     Worst quarter Q3 '98: (14.96%)


      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      ---------------------------------------------------------------------------
                                                                     HSBC JAMES
                                                                     CAPEL WORLD
                                                                    (EX-US) SMALL
                                                                       COMPANY
                             CLASS A  CLASS B  CLASS C  CLASS I**       INDEX
      ---------------------------------------------------------------------------
      Past year............  (0.81%)  (0.54%)    3.55%     n/a           3.31%
      Since inception*.....  (6.88%)  (6.73%)  (4.72%)     n/a          (5.13%)


      #Performance figures reflect any applicable sales charges.
      *The inception date for all Classes was January 1, 1997. Index performance is calculated from the same date.
     **The Fund has had no outstanding Class I shares.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER                   fees paid directly from
FEES                          your investment
-------------------------------------------------------------

                        CLASS A   CLASS B   CLASS C   CLASS I
-------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price)................   5.75%      none      none       none
Maximum deferred sales
charge (load)(as a
percentage of purchase
price)................    none     5.00%     1.00%       none
Maximum sales charge
(load) imposed on
reinvested
dividends.............    none      none      none       none
Redemption fee*.......    none      none      none       none
Exchange fee..........    none      none      none       none
*If you choose to receive your redemption proceeds via
 Federal Funds wire, a $10 wire fee will be charged to your
 account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
                       CLASS A   CLASS B   CLASS C   CLASS I
------------------------------------------------------------
Management fees......   1.00%     1.00%     1.00%     1.00%
Distribution and/or
service (12b-1)
fees.................   0.25%     1.00%     1.00%      none
Other expenses.......   4.88%     4.90%     4.82%     4.79%
Total annual Fund
operating expenses...   6.13%     6.90%     6.82%     5.79%
Expenses
reimbursed*..........   3.91%     3.91%     3.91%     3.91%
Net Fund
operating
expenses*............   2.22%     2.99%     2.91%     1.88%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C       CLASS I
------------------------------------------------------------------------------------------------
1st                    $  787    $  802        $  302        $  394        $  294        $  191
3rd                     1,335     1,334         1,034         1,010         1,010           704
5th                     1,907     1,987         1,787         1,749         1,749         1,244
10th                    3,455     3,598         3,598         3,698         3,698         2,720

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
PAN-EUROPE
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of large and medium-sized European companies.

The Fund's management team uses a disciplined value approach while looking for investment opportunities around the world.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities may be selected for the Fund that may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.


EURO CONVERSION RISKS: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.


-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE
     The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on May 13, 1997 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                      for the year ending
      FOR CLASS A SHARES*                       December 31
      -------------------------------------------------------------

     (CHART)

     '98                                           6.72%
     '99                                           ____%


      *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

     Best quarter Q1 '98: 17.61%

     Worst quarter Q3 '98: (21.25%)


      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      ----------------------------------------------------------------------

                                                                MORNINGSTAR
                                                         MSCI     EUROPE
                                                        EUROPE     STOCK
                             CLASS A  CLASS B  CLASS C  INDEX    UNIVERSE
      ---------------------------------------------------------------------
      Past year............   0.59%    0.98%    1.38%   24.50%    18.97%
      Since inception*.....   3.71%    4.54%    2.38%   23.66%    17.10%


     # Performance figures reflect any applicable sales charges.
     * The inception date for all Classes was May 13, 1997. MSCI performance is calculated from May 30, 1997. Morningstar performance is calculated from June 1, 1997.
-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a
percentage of offering
price).................   5.75%      none      none
Maximum deferred sales
charge (load) (as a
percentage of purchase
price).................    none     5.00%     1.00%
Maximum sales charge
(load) imposed on
reinvested dividends...    none      none      none
Redemption fee*........    none      none      none
Exchange fee...........    none      none      none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.


ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
                         CLASS A   CLASS B   CLASS C
----------------------------------------------------
Management fees........   1.00%     1.00%     1.00%
Distribution and/or
service (12b-1) fees...   0.25%     1.00%     1.00%
Other expenses.........   4.31%     4.34%     4.33%
Total annual Fund
operating expenses.....   5.56%     6.34%     6.33%
Expenses reimbursed*...   3.37%     3.37%     3.37%
Net Fund operating
expenses*..............   2.19%     2.97%     2.96%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

----------------------------------------------------------------------------------
                                         (no redemption)           (no redemption)
        YEAR           CLASS A   CLASS B     CLASS B       CLASS C     CLASS C
----------------------------------------------------------------------------------
1st                    $  784    $  800      $  300        $  399      $  299
3rd                     1,327     1,328       1,028         1,025       1,025
5th                     1,894     1,979       1,779         1,774       1,774
10th                    3,429     3,580       3,580         3,745       3,745

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY SOUTH AMERICA FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
SOUTH AMERICA
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities and government and corporate debt securities issued throughout South America, Central America and the Spanish-speaking islands of the Caribbean.

The Fund is likely to have significant investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela.

The Fund may invest in low rated debt securities to increase its potential yield.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects or underlying asset values.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Many of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and may therefore invest a greater percentage of its assets in a particular issuer than a "diversified" fund. As a result, the Fund may also be more susceptible than a diversified fund to the price movements of certain securities it holds in its portfolio.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The risks of investing in foreign securities are more acute in countries with developing economies, which characterizes many of the countries in which the Fund may invest. As a result, the Fund is exposed to the following additional risks:

- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: The securities markets of certain Latin American countries are substantially smaller, less developed, less liquid and more volatile than major securities markets elsewhere in the world. For example, the limited market size for a number of the Fund's portfolio holdings makes their prices vulnerable to investor perceptions and traders who control large positions. Some Latin American countries have also experienced unusually high inflation rates.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

-- PERFORMANCE BAR CHART AND TABLE
The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns since its inception on November 1, 1994 compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS             for the years ending
FOR CLASS A SHARES*              December 31
-------------------------------------------------------
(CHART)


'95                              -17.28%
'96                               24.22%
'97                                7.03%
'98                              -36.07%
'99                               _____%


 *Any applicable sales charges and account fees are not reflected, and if they were the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

Best quarter Q2 '96: 14.34%
Worst quarter Q3 '98: (30.26%)

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY SOUTH AMERICA FUND
--------------------------------------------------------------------------------

      AVERAGE ANNUAL                       for the periods ending
      TOTAL RETURNS#                       December 31, 1998
      -----------------------------------------------------------
                                             SINCE INCEPTION
                                 PAST    ------------------------
                                 YEAR    CLASS A & B*   CLASS C**
      -----------------------------------------------------------
      Class A................  (39.74%)    (13.13%)          n/a
      Class B................  (39.76%)    (13.00%)          n/a
      Class C................  (37.69%)         n/a     (11.75%)
      MSCI EMF Latin America
      Index..................  (35.11%)     (6.61%)      (2.28%)
      MSCI Brazil Index......  (44.07%)     (8.88%)      (5.58%)
      MSCI Argentina Index...  (27.30%)     (2.00%)      (2.03%)

      #Performance figures reflect any applicable sales charges.
      *The inception date for the Fund's Class A and Class B shares was November
       1, 1994.
     **The inception date for the Fund's Class C shares was April 30, 1996.

-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                      fees paid directly from
      SHAREHOLDER FEES                your  investment
--------------------------------------------------------------
                                   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases (as a
percentage of offering price)....   5.75%      none      none
Maximum deferred sales charge
(load)(as a percentage of
purchase price)..................    none     5.00%     1.00%
Maximum sales charge (load)
imposed on reinvested
dividends........................    none      none      none
Redemption fee*..................  2.00%**     none      none
Exchange fee.....................    none      none      none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.
**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                              expenses that are
OPERATING EXPENSES                       deducted from Fund assets
------------------------------------------------------------------
                                   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------
Management fees..................   1.00%     1.00%     1.00%
Distribution and/or service
(12b-1) fees.....................   0.25%     1.00%     1.00%
Other expenses...................   3.64%     3.69%     3.72%
Total annual Fund
operating expenses...............   4.89%     5.69%     5.72%
Expenses reimbursed*.............   2.71%     2.71%     2.71%
Net Fund
operating expenses*..............   2.18%     2.98%     3.01%

*The Fund's Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

  ------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

--------------------------------------------------------------------------------------
                                           (no redemption)             (no redemption)
        YEAR           CLASS A   CLASS B       CLASS B       CLASS C       CLASS C
--------------------------------------------------------------------------------------
1st                    $  783    $  801        $  301        $  404        $  304
3rd                     1,325     1,332         1,032         1,041         1,041
5th                     1,891     1,985         1,785         1,799         1,799
10th                    3,423     3,587         3,587         3,792         3,792

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ABOUT INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES


IVY ASIA PACIFIC FUND: The Fund seeks to achieve its investment objective of long-term growth by investing primarily in securities issued in countries throughout the Asia Pacific region, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.




IVY CHINA REGION FUND: The Fund seeks to achieve its investment objective of long-term capital growth primarily by investing in the equity securities of companies that are expected to profit from the economic development and growth of the China Region through a direct business connection (such as an exchange listing or significant profit base) in one or more China Region countries. The Fund may invest more than 25% of its assets in the securities of issuers in a single China Region country, and could have significantly more than 50% of its assets invested in Hong Kong. The Fund expects to invest the balance of its assets in the equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. The Fund's management team seeks to reduce risk by focusing on companies with strong foreign joint venture partners, well-positioned consumer franchises or monopolies, or that operate in strategic or protected industries. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.




IVY DEVELOPING NATIONS FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies that the Fund's manager believes will benefit from the economic development and growth of emerging markets. The Fund considers an emerging market country to be one that is generally viewed as "developing" or "emerging" by the World Bank, the International Finance Corporation or the United Nations. The Fund usually invests its assets in at least three different emerging market countries, and may invest at least 25% of its assets in the securities of issuers located in a single country. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.




IVY EUROPEAN OPPORTUNITIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a "bottom-up" approach to investing, which focuses on prospects for long term earnings growth. Company selection is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company selection process.



IVY GLOBAL FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund invests in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area, and normally invests its assets in at least three different countries (including the United States). Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.


IVY GLOBAL NATURAL RESOURCES FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities (or that supply goods and services to such companies). The Fund's manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class. Typically the Fund's top 50 investments comprise more than 80% of the Fund's assets.


IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the common stock of companies that are expected to profit from the development, advancement and use of science and technology. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. Industries likely to be represented in the Fund's overall portfolio holdings include Internet, computers and peripheral products, software, electronic components and systems, telecommunications, and media and information services. Rapid advances in these industries in recent years have stimulated unprecedented growth. While this is no guarantee of future performance, the Fund's management team believes that these industries offer substantial opportunities for long-term capital appreciation. The Fund intends to invest its assets in at least three different countries, but may at any given time have a substantial portion of its assets invested in the United States.


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IVY INTERNATIONAL FUND II: The Fund seeks to achieve its principal objective of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's manager considers in selecting particular countries include long term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the foreign stock markets, focusing on issuers that are valued at less than $2 billion across a wide range of geographic, economic and industry sectors. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. Approximately one half of the Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased under this approach are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities. The other half of the Fund's portfolio is managed using a "bottom-up" approach, which focuses on prospects for long-term earnings growth. Company selection for this segment of the Fund is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions for this segment are driven by the company selection process.



IVY PAN-EUROPE FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and that cover a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets outside of Europe. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



IVY SOUTH AMERICA FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the securities markets of South America and Central America. The Fund normally invests its assets in at least three different countries, and expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund's holdings are concentrated in high-quality companies, selected for both their defensive strengths and long-term prospects. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



The Fund does not expect to concentrate its investments in any particular industry. The Fund may, however, invest more than 5% of a portion of its assets in a single issuer (see "Non-diversificaton risk" on page ____).



ALL FUNDS: Each Fund may from time to time take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective. Investing in debt securities also involves both interest rate and credit risk.


-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.


Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption or exchange.


OTHER RISKS: The table on the following page identifies the investment techniques that each Fund's advisor considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Following the table is a description of the general risk characteristics of these investment techniques. Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of

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Additional Information (see back cover page for information on how you can receive a free copy).


---------------------------------------------------------------------------------------------------
INVESTMENT
TECHNIQUE:            IAPF  ICRF    IDNF    IEOF   IGF   IGNRF   IGSTF   IIF2   IISCF   IPEF  ISAF
---------------------------------------------------------------------------------------------------
Common stocks........  X      X      X       X      X      X       X      X       X       X     X
Debt securities......                        X                                                  X
Low-rated debt
securities...........                        X                                                  X
Foreign securities...  X      X      X       X      X      X       X      X       X       X     X
Emerging markets.....  X      X      X       X      X      X       X      X       X       X     X
Foreign currencies...  X      X      X       X      X      X       X      X       X       X     X
Depository
 receipts............  X      X      X       X      X      X       X      X       X       X     X
Derivatives..........  X      X      X              X                     X
Illiquid
 securities..........  X      X      X       X      X      X       X      X       X       X     X
Precious metals......                                      X
Borrowing............  X      X      X       X      X      X       X      X       X       X     X
Temporary defensive
positions............  X      X      X       X      X      X       X      X       X       X     X


RISK CHARACTERISTICS

- EQUITY SECURITIES: Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company securities may also be higher than those of larger companies. Investors in Ivy European Opportunities Fund, Ivy Global Science & Technology Fund and Ivy International Small Companies Fund should note that these risks are heightened in the case of securities issued through IPOs.


- DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the debt instruments it holds in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.


  Ivy South America Fund may have significant holdings in sovereign debt. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to the Fund may also be contingent on its receipt from others (such as the International Monetary Fund and more solvent foreign governments) of specific disbursements, which may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, the Fund could lose the entire value of its investment for an indefinite period of time.


- LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets. Many of the Funds' securities also are denominated in foreign currencies and the value of each Fund's investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:
  - securities that are even less liquid and more volatile than those in more developed foreign countries;
  - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
  - increased settlement delays;

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  - unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
  - unusually large currency fluctuations and currency conversion costs; and
  - high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

- FOREIGN CURRENCIES: Foreign securities may be denominated in foreign currencies, and the value of a Fund's investments, as measured in U.S. dollars, may be harmed by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

- DEPOSITORY RECEIPTS: Interests in foreign issuers may be acquired in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. The investing Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- DERIVATIVE INVESTMENT TECHNIQUES: A Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques a Fund might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.
  Using put and call options could cause a Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

  Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, a Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

  Foreign currency exchange transactions and forward foreign currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the adviser's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. In addition, although the use of these investment techniques for hedging purposes should tend to minimize the risk of loss due to a decline in the value of the hedged position, they also tend to limit any potential gain that might result from an increase in the position's value.


- ILLIQUID SECURITIES: "Illiquid securities" are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the investing fund has valued the assets. These may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may offer the potential for higher returns than more readily marketable securities, there is a risk that the investing fund will not be able to dispose of them promptly at an acceptable price.

- PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Ivy Global Natural Resources Fund can invest in precious metals and other physical commodities. Commodities trading is

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  generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.


- BORROWING: For temporary or emergency purposes, Ivy China Region Fund, Ivy Global Fund, Ivy Global Science & Technology Fund and Ivy International Fund II may each borrow up to 10% of the value of its total assets from qualified banks. Ivy Asia Pacific Fund, Ivy Developing Nations Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund, Ivy Pan-Europe Fund and Ivy South America Fund may each borrow up to one-third of the value of its total assets from qualified banks, but (with the exception of Ivy European Opportunities Fund) will not buy securities whenever its outstanding borrowings exceed 10% of the value of its total assets. Borrowing may exaggerate the effect on a Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.





-- OTHER IMPORTANT INFORMATION


EUROPEAN MONETARY UNION: The Funds may have investments in Europe. On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions when and if they decide to do so. Should this occur, a Fund could experience investment losses.





MANAGEMENT

-- INVESTMENT ADVISORS

Ivy Management, Inc. ("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432


IMI provides business management services to the Funds and investment advisory services to all Funds other than Ivy European Opportunities Fund and Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and provides similar services to the other ten series of Ivy Fund. For the Funds' fiscal year ending December 31, 1999,


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the Funds (other than Ivy European Opportunities Fund) each paid IMI a fee that was equal to 1.00% of the Funds' respective average net assets. Ivy European Opportunities Fund pays IMI a fee at the rate of 1.00% of the Fund's average net assets.



Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets. Since February 1, 1999, Henderson has served as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.



Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 30 years, and as of ___________, 2000 had over $17.8 billion in assets under management. For the Fund's fiscal year ending December 31, 1999, the Fund paid to MFC an aggregate fee equal to 0.50% of the Fund's average net assets.


-- PORTFOLIO MANAGEMENT


IVY ASIA PACIFIC FUND, IVY CHINA REGION FUND, IVY DEVELOPING NATIONS FUND, IVY GLOBAL FUND, IVY INTERNATIONAL FUND II, IVY PAN-EUROPE FUND AND IVY SOUTH AMERICA FUND:
Each Fund is managed by a team of investment professionals that is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third-party research firms (ranging from large investment banks with global coverage to local research houses).



In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.







IVY EUROPEAN OPPORTUNITIES FUND: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for selecting the Fund's portfolio of investments. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 25 years of investment experience.






IVY GLOBAL NATURAL RESOURCES FUND: Frederick Sturm, a Senior Vice President of MFC, has managed the Fund since its inception. Mr. Sturm joined MFC in 1983 and has 15 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.


IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund is managed by IMI's Global Technology Team. James W. Broadfoot, President of IMI and a Vice President of Ivy Fund, is the Team's lead manager. Before joining IMI in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has over 25 years of professional investment experience, holds an MBA from the Wharton School of Business and is a Chartered Financial Analyst.






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IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund is managed using a team approach. IMI's international equity team is comprised of investment professionals and is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.






SHAREHOLDER INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).

Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last quoted sale price on the exchange on which it is principally traded.

If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, however, there may be some period of time during which a Fund's
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share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares"). Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES
Please read these sections below carefully before investing.

CHOOSING THE APPROPRIATE CLASS OF SHARES:
The essential features of the Funds' different classes of shares are described below. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares. Each Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for its Class A, B and C shares that allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

- CLASS A SHARES: Class A shares are sold at net asset value plus a maximum sales charge of 5.75% (the "offering price"). The sales charge may be reduced or eliminated if certain conditions are met (see "Additional purchase information"). Class A shares are subject to a 0.25% Rule 12b-1 service fee.

- CLASS B SHARES: Class B shares are offered at net asset value, without an initial sales charge, but subject to a contingent deferred sales charge ("CDSC") that declines from 5% to zero on certain redemptions within six years of purchase. Class B shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee, and convert automatically into Class A shares eight years after purchase.

- CLASS C SHARES: Class C shares are offered at net asset value, without an initial sales charge, but subject to a CDSC of 1% for redemptions within the first year of purchase. Class C shares are subject to a 0.75% Rule 12b-1 distribution fee and a 0.25% Rule 12b-1 service fee.

- CLASS I SHARES: Class I shares are offered to certain classes of investors of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies Fund without any sales load or Rule 12b-1 fees.

The following table displays the various investment minimums, sales charges and expenses that apply to each class.

-------------------------------------------------------------------------------
                           CLASS A        CLASS B        CLASS C      CLASS I
-------------------------------------------------------------------------------
Minimum initial
 investment*..........  $1,000         $1,000         $1,000         $5,000,000
Minimum subsequent
 investment*..........  $100           $100           $100           $10,000
Initial sales
 charge...............  Maximum        none           none           none
                        5.75%, with
                        options for a
                        reduction or
                        waiver
CDSC..................  None, except   Maximum        1.00% for the  none
                        on certain     5.00%,         first year
                        NAV purchases  declines over
                                       six years
Service and
 distribution fees....  0.25% Service  0.75%          0.75%          none
                        fee            Distribution   distribution
                                       fee and 0.25%  fee and 0.25%
                                       service fee    service fee

*Minimum initial and subsequent investments for retirement plans are $25.

32
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[IVY LEAF LOGO]
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INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

-- ADDITIONAL PURCHASE INFORMATION

CLASS A SHARES: Class A shares are sold at a public offering price equal to their net asset value per share plus an initial sales charge, as set forth below (which is reduced as the amount invested increases):

---------------------------------------------------------------
                           SALES         SALES      PORTION OF
                        CHARGE AS A   CHARGE AS A     PUBLIC
                        PERCENTAGE    PERCENTAGE     OFFERING
                         OF PUBLIC      OF NET         PRICE
                         OFFERING       AMOUNT      RETAINED BY
   AMOUNT INVESTED         PRICE       INVESTED       DEALER
---------------------------------------------------------------
Less than $50,000.....     5.75%         6.10%         5.00%
$50,000 but less than
$100,000..............     5.25%         5.54%         4.50%
$100,000 but less than
$250,000..............     4.50%         4.71%         3.75%
$250, 000 but less
than $500,000.........     3.00%         3.09%         2.50%
$500,000 or over*.....     0.00%         0.00%         0.00%

*A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

Class A shares that are acquired through reinvestment of dividends or distributions are not subject to any sales charges.

HOW TO REDUCE YOUR INITIAL SALES CHARGE:
  - "Rights of Accumulation" permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all Ivy Fund Class A shares you own.
  - A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

HOW TO ELIMINATE YOUR INITIAL SALES CHARGE: You may purchase Class A shares at NAV (without an initial sales charge or a CDSC) through any one of the following methods:
- through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;
- under certain qualified retirement plans;
- as an employee or director of Mackenzie Investment Management Inc. or its affiliates;
- as an employee of a selected dealer; or
- through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. Ivy Mackenzie Distributors, Inc. ("IMDI"), the Fund's distributor, may pay the dealer or agent (out of IMDI's own resources) for its distribution assistance according to the following schedule:

--------------------------------------------------
           PURCHASE AMOUNT              COMMISSION
--------------------------------------------------
First $3,000,000......................    1.00%
Next $2,000,000.......................    0.50%
Over $5,000,000.......................    0.25%


IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI), including those that employ a registered representative who during a specified time period sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI.



Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by IMDI. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase.


CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1%, and Class B shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

redeemed within six years of purchase will be subject to a CDSC at the following rates:

----------------------------------------------------
                              CDSC AS A PERCENTAGE
        YEAR SINCE              OF DOLLAR AMOUNT
         PURCHASE               SUBJECT TO CHARGE
----------------------------------------------------
First......................           5.00%
Second.....................           4.00%
Third......................           3.00%
Fourth.....................           3.00%
Fifth......................           2.00%
Sixth......................           1.00%
Seventh and thereafter.....           0.00%

The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on increases in account value above the original purchase price or on reinvested dividends and distributions.

Shares will be redeemed on a lot-by-lot basis in the following order:
- Shares held more than six years
- Shares acquired through reinvestment of dividends and distributions
- Shares subject to the lowest CDSC percentage; on a first-in, first-out basis
  (1) with the portion of the lot attributable to capital appreciation redeemed first, which is not subject to a CDSC; then
  (2) the portion of the lot attributable to your original basis, which is subject to a CDSC.

The CDSC for Class B shares is waived for:
- Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.
- Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.
- Redemptions resulting from a tax-free return of excess contribution to an IRA.
- Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.
- Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of the portfolio's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A and Class I shares. IMDI uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales-related expenses, as well as expenses related to providing distributions services, such as compensating selected dealers and agents for selling these shares.

Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion privilege.

CLASS I SHARES: Class I shares are offered only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower fees than Class A, Class B and Class C shares.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the Fund in which you wish to invest. You should note on the check the class of shares you wish to invest in (see page 23 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  PO Box 3022
  Boca Raton, FL 33431-0922

- BY COURIER:

  Ivy Mackenzie Services Corp.
  700 South Federal Hwy.
  Boca Raton, FL 33432-6114

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

-- BUYING ADDITIONAL SHARES

There are several ways to increase your investment in the Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:

  First Union National Bank of Florida
  Jacksonville, FL
  ABA #063000021
  Account #2090002063833
  For further credit to:
  Your Account Registration
  Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 7B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:
- BY MAIL: Send your written redemption request to IMSC at one of the addresses at left. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

REDEMPTION FEE: Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Developing Nations Fund and Ivy South America Fund can experience substantial price fluctuations and are intended for long-term investors. Redemption fees for the Funds are intended to encourage long-term investment, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of IMSC. Effective June 1, 1999, the Funds may charge a 2.00% fee for redemptions or exchanges that occur within one month of the date of purchase. This fee is not a CDSC, is not a commission, and does not benefit IMI or IMSC in any way. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain any fee charged.


OTHER IMPORTANT REDEMPTION INFORMATION:
- A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  six years of purchase, and to Class C shares that are redeemed within one year of purchase.
- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- Any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.
- Shares will be redeemed in the order described under "Additional purchase information -- Class B and Class C shares".
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information").

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:

- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 25 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain Funds) or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a CDSC regardless of which share class you own.
- Cash dividends and distributions can be sent to you:

- BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

- BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").


Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares. While the Funds' managers may at times pursue strategies that result in tax efficient outcomes for Fund shareholders, they do not generally manage the Funds to optimize tax efficiencies.


If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state or local law.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

[IVY LEAF LOGO]


FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or less if a Fund has a shorter operating history), and reflects results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) each year on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ________________, whose report, along with each Fund's financial statements, is included in the Fund's Annual Report to shareholders (which is available upon request).



--------------------------------------------------------------------------------

                                                          CLASS A                      CLASS B                    CLASS C
                                                  ----------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND                                                        for the year ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                   1999     1998      1997    1999     1998      1997    1999     1998      1997
SELECTED PER SHARE DATA                           ----------------------------------------------------------------------------------
Net asset value, beginning of period...........   $        $  6.01   $ 10.00  $       $  5.99   $ 10.00  $       $  5.99   $ 10.00
                                                  ----------------------------------------------------------------------------------
  Loss from investment operations
  Net investment loss (a)......................                .03       .02             (.01)       --             (.01)       --
  Net gains or losses on securities (both
    realized and unrealized)...................               (.44)    (3.98)            (.44)    (4.00)            (.43)    (3.99)
                                                  ----------------------------------------------------------------------------------
  Total from investment operations.............               (.41)    (3.96)            (.45)    (4.00)            (.44)    (3.99)
                                                  ----------------------------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income.................                 --       .01               --        --               --        --
    In excess of net investment income.........                .03       .02              .01       .01              .01       .02
  Distributions from capital gains.............                .01        --               --        --               --        --
                                                  ----------------------------------------------------------------------------------
    Total distributions........................                .04       .03              .01       .01              .01       .02
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period.................   $        $  5.56   $  6.01  $       $  5.53   $  5.99  $       $  5.54   $  5.99
                                                  ----------------------------------------------------------------------------------
                                                  ----------------------------------------------------------------------------------
Total return (%)(c)............................              (6.86)   (39.58)           (7.48)   (39.96)           (7.37)   (39.94)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).......   $        $ 1,393   $   692  $       $ 2,197   $   929  $       $ 1,855   $   764
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)...............               2.77      2.11             3.65      2.86             3.54      2.74
  Without expense reimbursement (%)............               6.15     10.17             7.03     10.92             6.92     10.80
Ratio of net investment income to average
  net assets (%)(a)............................                .53       .63             (.35)     (.12)            (.24)       --
Portfolio turnover rate (%)....................                 86         1               86         1               86         1


--------------------------------------------------------------------------------


                                                                                         CLASS A
IVY CHINA REGION FUND                                    ---------------------------------------------------------------------
                                                                                    for the year ended
                                                                                       December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                              1999        1998         1997             1996         1995
SELECTED PER SHARE DATA                                   --------------------------------------------------------------------
Net asset value, beginning of period....................  $             $   8.04     $  10.30         $   8.58     $   8.61
                                                          --------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment loss (a)...............................                     .13          .02(b)           .03          .14
  Net gains or losses on securities (both realized and
    unrealized).........................................                   (1.78)       (2.28)(b)         1.74         (.01)
                                                          --------------------------------------------------------------------
  Total from investment operations......................                   (1.65)       (2.26)            1.77          .13
                                                          --------------------------------------------------------------------
  Less distributions
  Dividends
    From net investment income..........................                     .09           --              .03          .14
    In excess of net investment income..................                      --           --              .02           --
  Distributions in excess of capital gains..............                      --           --               --          .02
                                                              ----------------------------------------------------------------
    Total distributions.................................                     .09           --              .05          .16
                                                          --------------------------------------------------------------------
Net asset value, end of period..........................  $             $   6.30     $   8.04         $  10.30     $   8.58
                                                          --------------------------------------------------------------------
                                                          --------------------------------------------------------------------
Total return (%)........................................                  (20.56)(c)   (21.94)(c)        20.50(c)      1.59(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)................  $             $  9,061     $ 12,020         $ 15,290     $ 12,855
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)........................                    2.30         2.44             2.20         2.20
  Without expense reimbursement (%).....................                    2.86         2.51             2.48         2.73
Ratio of net investment income to average net assets
  (%)(a)................................................                    1.60          .28              .32         1.61
Portfolio turnover rate (%).............................                      56           20               22           25

























                                  CLASS B                                             CLASS C
------------------------------------------------------------------------------------------------------------------------
                                                                                                  for the period
                                                                                                  April 30, 1996
                                for the year                        for the year ended            (Commencement)
                             ended December 31,                        December 31,               to December 31,
-------------------------------------------------------------------------------------------------------------------------
 1999      1998       1997                1996      1995      1999             1998        1997            1996
-------------------------------------------------------------------------------------------------------------------------
$         $  7.96     $ 10.28          $  8.58   $  8.61     $              $  7.94     $ 10.24         $  9.44
-------------------------------------------------------------------------------------------------------------------------
              .05        (.04)(b)         (.04)      .08                        .08        (.03)(b)          --
            (1.73)      (2.28)(b)         1.74      (.02)                     (1.75)      (2.27)(b)         .89
-------------------------------------------------------------------------------------------------------------------------
            (1.68)      (2.32)            1.70       .06                      (1.67)      (2.30)            .89
-------------------------------------------------------------------------------------------------------------------------
              .04          --               --       .08                        .02          --              --
               --          --               --        --                         --          --             .09
               --          --               --       .01                         --          --              --
-------------------------------------------------------------------------------------------------------------------------
              .04          --               --       .09                        .02          --             .09
-------------------------------------------------------------------------------------------------------------------------
$         $  6.24     $  7.96          $ 10.28   $  8.58     $              $  6.25     $  7.94         $ 10.24
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
           (21.04)(c)  (22.57)(c)        19.67(c)    .83(c)                  (21.02)(c)  (22.46)(c)        9.39 (f)
$         $ 6,080     $ 7,893          $ 8,995   $ 6,905     $              $   704     $ 1,129         $   449
             3.08        3.17             2.95      2.95                       2.98        3.05            2.71 (e)
             3.64        3.24             3.23      3.48                       3.54        3.12            2.99 (e)
              .82        (.45)            (.43)      .86                        .92        (.33)           (.19)(e)
               56          20               22        25                         56          20              22


--------------------------------------------------------------------------------

(a) Net investment income (loss) is net of expenses reimbursed by manager.

(b) Based on average shares outstanding.

(c) Total return does not reflect a sales charge.

(d) Beginning in 1995, total expenses include fees paid indirectly, if any, through an expense offset arrangement.

(e) Annualized

(f) Total return repre- sents aggregate total return and does not reflect a sales charge.










[IVY LEAF LOGO]
-------------------------------------------------------------------------------


                                                                                           CLASS A
IVY DEVELOPING NATIONS FUND                                 -------------------------------------------------------------


                                                                                 for the year ended
                                                                                    December 31,
----------------------------------------------------------------------------------------------------------------------------
                                                                1999       1998        1997        1996        1995
SELECTED PER SHARE DATA                                       --------------------------------------------------------------
Net asset value, beginning of period.....................      $          $  6.82     $ 10.12     $  9.05     $  8.64
                                                               -------------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss) (a).......................                     .06         .01        (.02)        .01
  Net gains or losses on securities (both realized
    and unrealized)......................................                    (.86)      (2.80)       1.09         .54
                                                               -------------------------------------------------------------
  Total from investment operations.......................                    (.80)      (2.79)       1.07         .55
                                                               -------------------------------------------------------------
  Less distributions
    Dividends
      From net investment income.........................                      --          --          --         .01
      In excess of net investment income.................                      --         .01          --          --
    Distributions
      From capital gains.................................                      --         .30          --         .10
      In excess of capital gains.........................                      --         .20          --         .03
                                                               -------------------------------------------------------------
    Total distributions..................................                      --         .51          --         .14
                                                               -------------------------------------------------------------
Net asset value, end of period...........................      $          $  6.02     $  6.82     $ 10.12     $  9.05
                                                               =============================================================
Total return (%).........................................                  (11.67)(c)  (27.42)(c)   11.83(c)     6.40(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).................      $          $ 5,487     $ 8,584     $ 9,925     $ 3,435
Ratio of expenses to average net assets (d)
  With expense reimbursement (%).........................                    2.18        2.31        2.45        2.55
  Without expense reimbursement (%)......................                    3.47        2.39        2.82        7.18
Ratio of net investment income (loss) to average net
  assets (%)(a)..........................................                     .88         .09        (.23)        .24
Portfolio turnover rate (%)..............................                      47          42          27          14


--------------------------------------------------------------------------------


IVY EUROPEAN OPPORTUNITIES FUND

                                                               CLASS A              CLASS B              CLASS C       CLASS I
                                                         --------------------------------------------------------------------------
                                                                                    for the year ended
                                                                                     December 31, 1999
SELECTED PER SHARE DATA
Net asset value, beginning of period................

 Income (loss) from investment operations
 Net investment income (loss).......................
 Net gains or losses on securities (both realized
   and unrealized)..................................

 Total from investment operations...................

 Less distributions
 Dividends
   From net investment income.......................
   In excess of net investment income...............
 Distributions
   From net realized gain...........................
   In excess of net realized gain...................
   Returns of capital...............................

 Total distributions................................

Net asset value, end of period......................


Total return (%)....................................
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............
Ratio of expenses to average net assets
 With expense reimbursement (%).....................
 Without expense reimbursement (%)..................
Ratio of net investment income (loss) to average net
 assets (%).........................................
Portfolio turnover rate (%).........................


--------------------------------------------------------------------------------


                                                                             CLASS A
IVY GLOBAL FUND                                        ---------------------------------------------------------

                                                                           for the year ended
                                                                              December 31,
----------------------------------------------------------------------------------------------------------------
                                                         1999         1998       1997       1996       1995
SELECTED PER SHARE DATA                                ---------------------------------------------------------
Net asset value, beginning of period................   $            $  10.93    $ 13.17    $ 11.97    $ 11.23
                                                       ---------------------------------------------------------
 Income (loss) from investment operations
 Net investment income (loss).......................                     .02(a)     .08        .08        .09(a)
 Net gains or losses on securities (both realized
   and unrealized)..................................                     .91      (1.23)      1.86       1.25
                                                       ---------------------------------------------------------
 Total from investment operations...................                     .93      (1.15)      1.94       1.34
                                                       ---------------------------------------------------------
 Less distributions
 Dividends
   From net investment income.......................                      --        .05        .08        .04
   In excess of net investment income...............                      --        .05        .18         --
 Distributions
   From net realized gain...........................                     .54        .99        .48        .49
   In excess of net realized gain...................                      --         --         --        .07
   Returns of capital...............................                      --         --         --         --
                                                       ---------------------------------------------------------
 Total distributions................................                     .54       1.09        .74        .60
                                                       ---------------------------------------------------------
Net asset value, end of period......................   $            $  11.32    $ 10.93    $ 13.17    $ 11.97
                                                       ---------------------------------------------------------
                                                       ---------------------------------------------------------
Total return (%)....................................                    8.59(b)   (8.72)(b)  16.21(b)   12.08(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)............   $            $ 14,660    $19,692    $24,152    $21,264
Ratio of expenses to average net assets
 With expense reimbursement (%).....................                    2.18         --         --       2.20
 Without expense reimbursement (%)..................                    2.54       2.07       2.18       2.46
Ratio of net investment income (loss) to average net
 assets (%).........................................                     .16(a)     .58        .58        .71(a)
Portfolio turnover rate (%).........................                      17         45         43         53

                              CLASS B                                      CLASS C
  -------------------------------------------------------------------------------------------------------------
                                                                                          for the period
                                                                      for the             April 30, 1996
                        for the year ended                           year ended           (Commencement)
                           December 31,                             December 31,          to December 31,
  --------------------------------------------------------------------------------------------------------------
   1999      1998      1997             1996      1995       1999       1998       1997           1996
  --------------------------------------------------------------------------------------------------------------
  $         $10.90    $ 13.12          $11.97    $11.23     $          $10.67     $12.94         $13.31
  --------------------------------------------------------------------------------------------------------------
              (.09)(a)   (.02)           (.02)       --(a)               (.16)(a)   (.02)          (.01)
               .92      (1.20)           1.85      1.25                   .93      (1.24)           .42
  --------------------------------------------------------------------------------------------------------------
               .83      (1.22)           1.83      1.25                   .77      (1.26)           .41
  --------------------------------------------------------------------------------------------------------------
                --        .05              --        --                    --        .05             --
                --        .05             .20        --                    --        .05            .30
               .54        .90             .48       .45                   .54        .91            .48
                --         --              --       .06                    --         --             --
                --         --              --        --                    --         --             --
  --------------------------------------------------------------------------------------------------------------
               .54       1.00             .68       .51                   .54       1.01            .78
  --------------------------------------------------------------------------------------------------------------
  $         $11.19    $ 10.90          $13.12    $11.97     $          $10.90     $10.67         $12.94
  --------------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------------
              7.69(b)   (9.33)(b)       15.30(b)  11.25(b)               7.30(b)   (9.72)(b)       3.07(c)
  $         $7,495    $10,056          $8,968    $4,811     $          $  428     $  727         $   71
              2.97         --              --      2.95                  3.30         --             --
              3.33       2.82            2.94      3.21                  3.66       2.82           3.77(d)
              (.63)(a)   (.18)           (.17)     (.04)(a)              (.96)(a)   (.18)         (1.01)(d)
                17         45              43        53                    17         45             43

-------------------------------------------------------------------------------
                                                         (a) Net investment
                                                         income (loss) is net of
                                                         expenses reimbursed
                                                         by manager.
                                                         (b) Total return does
                                                         not reflect a sales
                                                         charge.
                                                         (c) Total return repre-
                                                         sents aggregate total
                                                         return and does not
                                                         reflect a sales charge.
                                                         (d) Annualized



40

[IVY LEAF LOGO]


--------------------------------------------------------------------------------------------------------------------
                                                                         CLASS A                    CLASS B
                                                               -----------------------------------------------------
IVY GLOBAL NATURAL
RESOURCES FUND                                                               for the year ended December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                1999      1998      1997     1999     1998      1997
SELECTED PER SHARE DATA                                        -----------------------------------------------------
Net asset value, beginning of period........................   $         $9.01   $10.00  $        $  9.00   $10.00
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................                .03     (.11)           ( .04)    (.15)
  Net gains or losses on securities (both realized and
    unrealized).............................................             (2.68)     .70             (2.65)     .68
                                                               -----------------------------------------------------
  Total from investment operations..........................             (2.65)     .59              (2.69)     .53
                                                               -----------------------------------------------------
  Less distributions
  Dividends in excess of net investment income..............               .04      .22                .04      .17
  Distributions
    From net realized gain..................................                --     1.08                 --     1.08
    In excess of net realized gain..........................                --      .28                 --      .28
                                                               -----------------------------------------------------
    Total distributions.....................................               .04     1.58                .04     1.53
                                                               -----------------------------------------------------
Net asset value, end of period..............................   $       $  6.32   $ 9.01            $  6.27   $ 9.00
                                                               -----------------------------------------------------
                                                               -----------------------------------------------------
Total return (%)(b).........................................            (29.35)    6.95             (29.82)    6.28
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of period (in thousands)....................   $       $ 1,345   $3,907            $ 1,320   $2,706
Ratio of expenses to average net assets
  With expense reimbursement (%)............................              2.22     2.10               2.90     2.86
  Without expense reimbursement (%).........................              5.75     2.88              6.43     3.64
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................               .29    (1.10)              (.39)   (1.86)
Portfolio turnover rate (%).................................                98      199                 98      199



--------------------------------------------------------------------------------------------
                                                                       CLASS C
                                                          ----------------------------------
IVY GLOBAL NATURAL
RESOURCES FUND                                              for the year ended December 31,
--------------------------------------------------------------------------------------------
                                                               1999      1998      1997
SELECTED PER SHARE DATA                                     --------------------------------
Net asset value, beginning of period........................ $       $  9.00     $10.00
  Income (loss) from investment operations
  Net investment income (loss)(a)...........................            (.14)      (.17)
  Net gains or losses on securities (both realized and
    unrealized).............................................           (2.61)       .68
                                                            --------------------------------
  Total from investment operations..........................            (2.75)       .51
                                                            --------------------------------
  Less distributions
  Dividends in excess of net investment income..............              .04        .15
  Distributions
    From net realized gain..................................               --       1.08
    In excess of net realized gain..........................               --        .28
                                                            --------------------------------
    Total distributions.....................................              .04       1.51
                                                            --------------------------------
Net asset value, end of period.............................. $        $  6.21     $ 9.00
                                                            --------------------------------
                                                            --------------------------------
Total return (%)(b).........................................           (30.49)      6.08
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of period (in thousands).................... $        $    41     $  124
Ratio of expenses to average net assets
  With expense reimbursement (%)............................             3.57       3.08
  Without expense reimbursement (%).........................            7.10       3.86
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................            (1.06)     (2.08)
Portfolio turnover rate (%).................................              199




--------------------------------------------------------------------------------

                                                                                     CLASS A
IVY GLOBAL SCIENCE & TECHNOLOGY FUND                             -------------------------------------------------------
                                                                                             for the period
                                                                                              July 22, 1996
                                                                   for the year ended        (Commencement)
                                                                      December 31,           to December 31,
------------------------------------------------------------------------------------------------------------------------
                                                                    1999       1998        1997              1996
SELECTED PER SHARE DATA                                          --------------------------------------------------------
Net asset value, beginning of period........................     $           $ 17.47     $ 16.40           $10.00
 Income from investment operations
 Net investment loss........................................                    (.36)(e)    (.31)(e)         (.06)(a)
 Net gains or losses on securities (both realized and
   unrealized)..............................................                    6.52(e)     1.38(e)          6.49
                                                                 --------------------------------------------------------
 Total from investment operations...........................                    6.16        1.07             6.43
                                                                 --------------------------------------------------------
 Less distributions
 Distributions from net realized gain.......................                      --          --              .03
                                                                 --------------------------------------------------------
   Total distributions......................................                      --          --              .03
                                                                 --------------------------------------------------------
Net asset value, end of period..............................     $           $ 23.63     $ 17.47           $16.40
                                                                 --------------------------------------------------------
                                                                 --------------------------------------------------------
Total return (%)............................................                   35.26(b)     6.53(b)         64.34(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................     $           $17,888     $12,159           $8,324
Ratio of expenses to average net assets
 With expense reimbursement (%).............................                      --          --             2.19(d)
 Without expense reimbursement (%)..........................                    2.16        2.11             2.90(d)
Ratio of net investment loss to average net assets (%)......                   (1.88)      (1.91)           (2.18)(a)(d)
Portfolio turnover rate (%).................................                      73          54               23


--------------------------------------------------------------------------------


                   CLASS B                                                 CLASS C
-------------------------------------------------------------------------------------------------------------
                                     for the period                                       for the period
                                      July 22, 1996                                        July 22, 1996
      for the year ended             (Commencement)           for the year ended          (Commencement)
         December 31,                to December 31,             December 31,             to December 31,
-------------------------------------------------------------------------------------------------------------
 1999       1998         1997                1996        1999         1998       1997          1996
-------------------------------------------------------------------------------------------------------------
$          $ 17.37      $ 16.44             $ 10.00       $          $ 17.40    $ 16.46       $  10.00
              (.50)(e)     (.32)(e)            (.06)(a)                 (.48)(e)   (.42)(e)       (.05)(a)
              6.44(e)      1.25(e)             6.52                     6.46(e)    1.36(e)        6.53
-------------------------------------------------------------------------------------------------------------
              5.94          .93                6.46                     5.98        .94           6.48
-------------------------------------------------------------------------------------------------------------
                --           --                 .02                       --         --            .02
-------------------------------------------------------------------------------------------------------------
                --           --                 .02                       --         --            .02
-------------------------------------------------------------------------------------------------------------
$          $ 23.31      $ 17.73             $ 16.44       $          $ 23.38    $ 17.40       $  16.46
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
$          $ 34.20(b)   $  5.66(b)          $ 64.59(c)                 34.37(b)    5.71(b)       64.84(c)
$          $10,197      $ 8,577             $ 3,425       $          $ 8,431    $ 6,348       $  2,106
                --           --                2.99(d)                    --         --           2.95(d)
              2.95         2.92                3.70(d)                  2.84       2.85           3.66(d)
             (2.67)       (2.72)              (2.98)(a)(d)             (2.56)     (2.65)         (2.94)(a)(d)
                73           54                  23                       73         54             23


                                                         (a) Net investment
                                                         loss is net of expenses
                                                         reimbursed by Manager.
                                                         (b) Total return
                                                         does not reflect
                                                         a sales charge.
                                                         (c) Total return
                                                         represents aggregate
                                                         total return and
                                                         does not reflect
                                                         a sales charge.
                                                         (d) Annualized
                                                         (e) Based on average
                                                         shares outstanding.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------


                                                                            CLASS A
IVY INTERNATIONAL FUND II                                      --------------------------------------
                                                                                    for the period
                                                                   for the           May 13, 1997
                                                                  year ended        (Commencement)
                                                                 December 31,       to December 31,
-----------------------------------------------------------------------------------------------------
                                                                  1999      1998           1997
SELECTED PER SHARE DATA                                       ---------------------------------------
Net asset value, beginning of period........................    $         $  8.98         $ 10.01
                                                              ---------------------------------------
  Income (loss) from investment operations
  Net investment income (a).................................                  .08              --(f)
  Net gains or losses on securities (both realized and
    unrealized).............................................                  .52           (1.03)(f)
                                                              ---------------------------------------
  Total from investment operations..........................                  .60           (1.03)
                                                              ---------------------------------------
  Less distributions
  Dividends from net investment income......................                  .08              --
  Distributions from net realized gain......................                  .02              --
                                                              ---------------------------------------
    Total distributions.....................................                  .10              --
                                                              ---------------------------------------
Net asset value, end of period..............................    $         $  9.48         $  8.98
                                                              ---------------------------------------
                                                              ---------------------------------------
Total return (%)............................................                 6.63(b)       (10.29)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................    $         $24,993         $16,202
Ratio of expenses to average net assets
  With expense reimbursement (%)............................                 1.74            1.80(e)
  Without expense reimbursement (%).........................                 1.88            2.11(e)
Ratio of net investment income to average net assets
  (%)(a)....................................................                  .80             .12(e)
Portfolio turnover rate (%).................................                   16              10


--------------------------------------------------------------------------------

                                                                     CLASS A             CLASS B                 CLASS C
IVY INTERNATIONAL SMALL                                       ---------------------------------------------------------------------
COMPANIES FUND                                                                         for the year ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                              1999  1998    1997    1999    1998     1997    1999    1998     1997
SELECTED PER SHARE DATA                                       ----------------------------------------------------------------------
Net asset value, beginning of period........................  $     $8.66   $ 10.00  $      $ 8.63   $ 10.00 $     $ 8.65   $ 10.00
                                                              ----------------------------------------------------------------------
  Income (loss) from investment operations
  Net investment income (loss) (a)..........................          .04      (.01)          (.03)     (.05)        (.03)     (.06)
  Net gains or losses on securities (both realized and
    unrealized).............................................          .41     (1.24)           .41     (1.27)         .42     (1.25)
                                                              ----------------------------------------------------------------------
  Total from investment operations..........................          .45     (1.25)           .38     (1.32)         .39     (1.31)
                                                              ----------------------------------------------------------------------
  Less distributions
  Dividends in excess of net investment income..............          .15        --            .08        --          .06        --
  Distributions from net realized gain......................          .01       .09            .01       .05          .01       .04
                                                              ----------------------------------------------------------------------
    Total distributions.....................................          .16       .09            .09       .05          .07       .04
                                                              ----------------------------------------------------------------------
Net asset value, end of period..............................  $     $8.95   $  8.66  $      $ 8.92   $  8.63 $     $ 8.97   $  8.65
                                                              ----------------------------------------------------------------------
                                                              ----------------------------------------------------------------------
Total return (%)(b).........................................         5.24    (12.52)          4.46    (13.19)        4.55    (13.14)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................  $     $ 980   $   992  $      $1,027   $ 1,007 $     $1,125   $ 1,574
Ratio of expenses to average net assets (c)
  With expense reimbursement (%)............................         2.47      2.50           3.24      3.31         3.16      3.23
  Without expense reimbursement (%).........................         6.38      4.87           7.15      5.68         7.07      5.60
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................          .39      (.11)          (.38)     (.91)        (.30)     (.83)
Portfolio turnover rate (%).................................           18        10             18        10           18        10


------------------------------------------------------------------------------


           CLASS B                          CLASS C
-------------------------------------------------------------------------------
                         for the period                                 for the period
       for the            May 13, 1997             for the               May 13, 1997
      year ended         (Commencement)           year ended            (Commencement)
     December 31,        to December 31,         December 31,           to December 31,
------------------------------------------------------------------------------------------
    1999        1998            1997           1999         1998            1997
------------------------------------------------------------------------------------------
  $           $  8.93          $ 10.01       $            $  8.93          $ 10.01
------------------------------------------------------------------------------------------
                  .01             (.02)(f)                    .01             (.02)(f)
                  .51            (1.06)(f)                    .51            (1.06)(f)
------------------------------------------------------------------------------------------
                  .52            (1.08)                       .52            (1.08)
------------------------------------------------------------------------------------------
                  .01               --                        .01               --
                  .02               --                        .02               --
------------------------------------------------------------------------------------------
                  .03               --                        .03               --
------------------------------------------------------------------------------------------
  $           $  9.42          $  8.93       $            $  9.42          $  8.93
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                 5.84(b)        (10.29)(d)                   5.79(b)        (10.79)(d)
  $           $80,938          $53,652       $            $40,408          $27,074
                 2.49             2.63(e)                    2.52             2.63(e)
                 2.63             2.94(e)                    2.66             2.94(e)
                  .05             (.71)(e)                    .03             (.71)(e)
                   16               10                         16               10


(a) Net investment
income (loss) is net of
expenses reimbursed
by manager.
(b) Total return
does not reflect
a sales charge.
(c) Total expenses
include fees paid
indirectly, if any,
through an expense
offset arrangement.
(d) Total return
represents aggregate
total return
and does not
reflect a
sales charge.
(e) Annualized
(f) Based on average
shares outstanding.

[IVY LEAF LOGO]


-------------------------------------------------------------------------------------------------------------------------------
IVY PAN-EUROPE FUND                                         CLASS A                               CLASS B
                                                 ------------------------------------------------------------------------------
                                                                   for the period                             for the period
                                                 for the year       May 13, 1997             for the year      May 13, 1997
                                                    ended          (Commencement)               ended         (Commencement)
                                                 December 31,      to December 31,           December 31,     to December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                             1999          1998          1997             1999        1998        1997
SELECTED PER SHARE DATA                  --------------------------------------------------------------------------------------
Net equity securities asset value, beginning
  of period...........................      $           $10.56         $10.02           $           $10.54          $10.02
                                         --------------------------------------------------------------------------------------
  Income from investment operations
  Net investment loss (a).............                    (.01)(f)       (.02)                        (.01)(f)        (.03)
  Net gains or losses on securities
    (both realized and unrealized)....                     .72(f)         .58                          .64(f)          .56
                                         --------------------------------------------------------------------------------------
  Total from investment operations....                     .71            .56                          .63             .53
                                         --------------------------------------------------------------------------------------
  Less distributions
  Distributions from net realized
    gain..............................                      --            .02                           --             .01
                                         --------------------------------------------------------------------------------------
    Total distributions...............                      --            .02                           --             .01
                                         --------------------------------------------------------------------------------------
Net asset value, end of period........      $           $11.27         $10.56           $           $11.17          $10.54
                                         --------------------------------------------------------------------------------------
                                         --------------------------------------------------------------------------------------
Total return (%)......................                    6.72(d)        5.54(b)                      5.98(d)         5.26(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..........................      $           $1,862         $  575           $           $3,604          $   70
Ratio of expenses to average net
  assets (e)
  With expense reimbursement (%)......                    2.49           2.20(c)                      3.27            3.29(c)
  Without expense reimbursement (%)...                    5.86          28.41(c)                      6.64           29.50(c)
Ratio of net investment loss to
  average net assets (%)(a)...........                    (.12)          (.48)(c)                     (.90)          (1.58)(c)
Portfolio turnover rate (%)...........                      25             5                           25               5






------------------------------------------       -----------------------------
IVY PAN-EUROPE FUND                                    CLASS C
------------------------------------------------------------------------------
                                                      for the period
                                                     January 29, 1998
                                                      (Commencement)
                                                     to December 31,
------------------------------------------------------------------------------
                                                      1999        1998
SELECTED PER SHARE DATA                          -----------------------------
Net equity securities asset value, beginning
  of period...........................              $             $10.91
                                                 -----------------------------
  Income from investment operations
  Net investment loss (a).............                  (.02)       (.02)(f)
  Net gains or losses on securities
    (both realized and unrealized)....                   .28         .28(f)
                                                 -----------------------------
  Total from investment operations....                   .26         .26
                                                 -----------------------------
  Less distributions
  Distributions from net realized
    gain..............................                    --          --
                                                 -----------------------------
    Total distributions...............                    --          --
                                                 -----------------------------
Net asset value, end of period........                $11.17      $11.17
                                                 -----------------------------
                                                 -----------------------------
Total return (%)......................                  2.38(       2.38(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..........................                $  863      $  863
Ratio of expenses to average net
  assets (e)
  With expense reimbursement (%)......                  3.26(       3.26(c)
  Without expense reimbursement (%)...                  6.63(       6.63(c)
Ratio of net investment loss to
  average net assets (%)(a)...........                  (.89)       (.89)(c)
Portfolio turnover rate (%)...........                    25          25







(a) Net investment
loss is net of
expenses reimbursed
by manager.
(b) Total return represents
aggregate total return
and does not reflect
a sales charge.
(c) Annualized
(d) Total return
does not reflect
a sales charge.
(e) Total expenses include
fees paid indirectly,
if any, through an
expense offset arrangement.
(f) Based on average
shares outstanding.

                                                                                     CLASS A
IVY SOUTH AMERICA FUND                                      -----------------------------------------------------------


                                                                               for the year ended
                                                                                  December 31,
------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                      1999      1998        1997        1996        1995
                                                            ------------------------------------------------------------
Net asset value, beginning of period.....................   $         $  8.96     $  8.51     $  6.88     $  8.37
                                                            ------------------------------------------------------------
  Income (loss) from investment operations
  Net investment (loss) (a)..............................                 .21         .06         .01         .01
  Net gains or losses on securities (both realized
    and unrealized)......................................               (3.44)        .53        1.66       (1.45)
                                                            ------------------------------------------------------------
  Total from investment operations.......................               (3.23)        .59        1.67       (1.44)
                                                            ------------------------------------------------------------
  Less distributions
  Dividends from net investment income...................                  --         .04          --          --
  Distributions from capital gains.......................                 .15         .10         .04          --
  Returns of capital.....................................                  --          --          --         .05
                                                            ------------------------------------------------------------
    Total distributions..................................                 .15         .14         .04         .05
                                                            ------------------------------------------------------------
Net asset value, end of period...........................   $         $  5.58     $  8.96     $  8.51     $  6.88
                                                            ============================================================
Total return (%).........................................              (36.07)(c)    7.03(c)    24.22(c)   (17.28)(c)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands).................   $         $ 1,638     $ 5,671     $ 4,016     $ 2,015
Ratio of expenses to average net assets (d)
  With expense reimbursement (%).........................                2.38        2.45        2.55        2.61
  Without expense reimbursement (%)......................                5.09        3.18        4.89        9.26
Ratio of net investment income (loss) to average net
  assets (%)(a)..........................................                1.96         .65         .24         .22
Portfolio turnover rate (%)..............................                  26          10          20          45







                                            CLASS B                                                    CLASS C
  ---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               for the period
                                                                                                               April 30, 1996
                             for the year ended                               for the year ended              (Commencement) to
                                December 31,                                     December 31,                   December 31,
  ---------------------------------------------------------------------------------------------------------------------------------
     1999        1998              1997       1996       1995            1999           1998         1997            1996
  ---------------------------------------------------------------------------------------------------------------------------------
  $           $  6.77            $ 10.04    $  9.05    $  8.64        $               $  6.79      $ 10.06         $  9.89
  ---------------------------------------------------------------------------------------------------------------------------------
                  .01               (.06)      (.06)      (.02)                           .01         (.07)           (.02)
                 (.85)             (2.76)      1.05        .51                           (.84)       (2.76)            .19
  ---------------------------------------------------------------------------------------------------------------------------------
                 (.84)             (2.82)       .99        .49                           (.83)       (2.83)            .17
  ---------------------------------------------------------------------------------------------------------------------------------
                   --                 --         --         --                             --           --              --
                   --                .01         --         --                             --          .01              --
                   --                .28         --        .08                             --          .27              --
                   --                .16         --         --                             --          .16              --
  ---------------------------------------------------------------------------------------------------------------------------------
                   --                .45         --        .08                             --          .44              --
  ---------------------------------------------------------------------------------------------------------------------------------
  $           $  5.93            $  6.77    $ 10.04    $  9.05        $               $  5.96      $  6.79         $ 10.06
  =================================================================================================================================
               (12.35)(c)         (27.93)(c)  10.95(c)    5.62(c)                      (12.16)(c)   (28.01)(c)        1.73(f)
  $           $ 6,145            $ 8,488    $ 6,269    $   945        $               $ 2,641      $ 2,420         $ 1,854
                 2.96               3.09       3.20       3.30                           2.96         3.12            3.16(e)
                 4.25               3.17       3.57       7.93                           4.25         3.20            3.53(e)
                  .10               (.69)      (.98)      (.51)                           .10         (.72)           (.94)(e)
                   47                 42         27         14                             47           42              27



    --------------------------------------------------------------------------------------------------------------------------------
                                CLASS B                                              CLASS C
    --------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  for the period
                                                                                                                  April 30, 1996
                       for the year ended                                     for the year ended                 (Commencement) to
                          December 31,                                           December 31,                      December 31,
    --------------------------------------------------------------------------------------------------------------------------------
     1999          1998            1997       1996       1995            1999            1998         1997            1996
    --------------------------------------------------------------------------------------------------------------------------------
    $          $  8.94            $  8.48    $  6.88    $  8.37        $               $  8.89      $  8.46         $  7.96
    --------------------------------------------------------------------------------------------------------------------------------
                   .12               (.01)      (.03)      (.02)                           .12         (.02)           (.02)
                 (3.39)               .53       1.63      (1.47)                         (3.38)         .53             .55
    --------------------------------------------------------------------------------------------------------------------------------
                 (3.27)               .52       1.60      (1.49)                         (3.26)         .51             .53
    --------------------------------------------------------------------------------------------------------------------------------
                    --                 --         --         --                             --           --              --
                   .15                .06         --         --                            .15          .08             .03
                    --                 --         --         --                             --           --              --
    --------------------------------------------------------------------------------------------------------------------------------
                   .15                .06         --         --                            .15          .08             .03
    --------------------------------------------------------------------------------------------------------------------------------
    $          $  5.52            $  8.94    $  8.48    $  6.88        $               $  5.48      $  8.89         $  8.46
    ================================================================================================================================
                (36.59)(c)           6.18(c)   23.26(c)  (17.90)(c)                     (36.69)(c)     6.06(c)         6.66 (f)
    $          $   972            $ 3,028    $ 2,025    $   684        $               $   148      $   453         $   111
                  3.18               3.23       3.33       3.36                           3.21         3.30            3.46 (e)
                  5.89               3.96       5.67      10.01                           5.92         4.03            5.80 (e)
                  1.16               (.13)      (.54)      (.53)                          1.13         (.20)           (.68)(e)
                    26                 10         20         45                             26           10              20

(a) Net investment income (loss) is net of expenses reimbursed by manager.

(b) Based on average shares outstanding.

(c) Total return does not reflect a sales charge.

(d) Beginning in 1995, total expenses include fees paid indirectly, if any, through an expense offset arrangement.

(e) Annualized

(f) Total return represents aggregate total return and does not reflect a sales charge.

                                                     Account
                                                     Application

                                                     FUND USE ONLY
                                                     __________________________
                                                     Account Number
                                                     __________________________
                                                     Dealer/Branch/Rep
                                                     __________________________
                                                     Account Type/Soc Cd

[IVY FUNDS LOGO]

       Please mail applications and checks to:
       Ivy Mackenzie Services Corp.,
       P.O. Box 3022, Boca Raton, Florida 33431-0922

       This application should not be used for retirement accounts for which Ivy Fund (IBT) is custodian.

  1    REGISTRATION

       Name_____________________________________________________________________
           _____________________________________________________________________
           _____________________________________________________________________
       Address _________________________________________________________________
       City_______________________________________State__________ Zip___________
       Phone # (day) (____)_____________ Phone # (evening) (___)________________

       __ Individual          __ UGMA/UTMA              __ Sole proprietor
       __ Joint tenant        __ Corporation            __ Trust
       __ Estate              __ Partnership            __ Other

       Date of trust ________________ Minor's state of residence _______________


  2    TAX I.D.

       Citizenship:    ___ U.S.   ___ Other (please specify):___________________


       Social security # ______-____-______ or  Tax identification______________

       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

  3    DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name______________________________________________________________
       Branch office address____________________________________________________
       City_______________________________________State__________ Zip___________
       Representative's name ___________________________________________________
       Representative's #___________________ Representative's phone_____________ Authorized signature of dealer __________________________________________

  4    INVESTMENTS

       A. Enclosed is my check ($1,000 minimum) for________ made payable to the appropriate fund. Please invest it in:

      ________________ Class A
      ________________ Class B
      ________________ Class C
      ________________ Class I shares ("*" Funds only) of the following fund(s):

         $ _____________ Ivy Asia Pacific Fund
         $ _____________ Ivy China Region Fund
         $ _____________ Ivy Developing Nations Fund
         $ _____________ Ivy European Opportunities Fund*       $ _____________ Ivy International Fund II*
         $ _____________ Ivy Global Fund                        $ _____________ Ivy International Small Companies Fund*
         $ _____________ Ivy Global Natural Resources Fund      $ _____________ Ivy Pan-Europe Fund
         $ _____________ Ivy Global Science & Technology Fund*  $ _____________ Ivy South America Fund

       B. I qualify for a reduction or elimination of the sales charge due to the following privilege (applies only to Class A shares):

       ___ New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)
       ___ ROA with the account(s) listed below.
       ___ Existing Letter of Intent with the account(s) listed below.

           Fund name:                                   Fund name:
           ____________________________________         _________________________________

           Account #:                                   Account #:
           ____________________________________         _________________________________

       If establishing a Letter of Intent, you will need to purchase Class A shares over a 13-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

       _______ $50,000   _______ $100,000   _______ $250,000   _______ $500,000

       C. FOR DEALER USE ONLY

         Confirmed trade orders: ______________   ________________   __________
                                 Confirm Number   Number of Shares   Trade Date

  5    DISTRIBUTION OPTIONS

       I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. ___ Reinvest all dividends and capital gains into additional shares of the same class of a different Ivy fund account.

             Fund name: _______________________________________________________
             Account #: _______________________________________________________
      B. ___ Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or a different Ivy fund account.

             Fund name: _______________________________________________________
             Account #: _______________________________________________________
      C. ___ Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO:       _____ the address listed in the registration
                _____ the special payee listed in Section 7A (by mail)
                _____ the special payee listed in Section 7B (by EFT)

  6   OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      ___ I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $__________ for each time period indicated below and invest my bank proceeds into the following Ivy fund:

           Fund name:__________________________________________________________
           Share class:   __ Class A  __ Class B  __ Class C
           Account #: _________________________________________________________
        2. Debit my bank account:
           ___ Annually (on the ___ day of the month of___________________).
           ___ Semiannually (on the ___ day of the months of
               _______________and______________).
           ___ Quarterly (on the ___ day of the first/second/third
             month of each calendar quarter).               (CIRCLE ONE)
           ___ Monthly*___ once per month on the ___ day
                       ___ twice per month on the ___ days
                       ___ 3 times per month on the ___ days
                       ___ 4 times per month on the ___ days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      ___ I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($50 minimum) $----- for each time period indicated below from the following Ivy Fund account:
             Fund name: ________________________________________________________

             Share class:  __ Class A  __ Class B  __ Class C

             Account #: ________________________________________________________

        2. Withdraw from my Ivy Fund account:
           ___ Annually (on the _____ day of the month of
               __________).
           ___ Semiannually (on the _____ day of the months of
              ______________ and ________________).
           ___ Quarterly (on the ____ day of the first/second/third
               month of each calendar quarter.                (CIRCLE ONE)
           ___ Monthly*___ once per month on the ____day
                       ___ twice per month on the ____ days
                       ___ 3 times per month on the ____ days
                       ___ 4 times per month on the ____ days

        3. I request the withdrawal proceeds be:
           ____ sent to the address listed in the registration
           ____ sent to the special payee listed in section 7A or 7B.
           ____ invested into additional shares of the same class of a different Ivy fund:

           Fund name:__________________________________________________________
           Account #: _________________________________________________________

      Note: A minimum balance of $5,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    ___ yes    ___ no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    ___ yes    ___ no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7     SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual ______________________________________________
      Account # (if applicable) _______________________________________________
      Street __________________________________________________________________
      City __________________________________________ State ________ Zip ______
      B. FED WIRE/EFT INFORMATION

      Financial institution ___________________________________________________
      ABA # ___________________________________________________________________
      Account # _______________________________________________________________
      Street __________________________________________________________________
      City _________________________________________ State _________ Zip ______
                           (PLEASE ATTACH A VOIDED CHECK.)

  8   SIGNATURES

          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      __________________________________________   _____________________________
      Signature of Owner, Custodian, Trustee or    Date
      Corporate Officer

      __________________________________________   _____________________________
      Signature of Joint Owner, Co-Trustee or      Date
      Corporate Officer

                                                   DETACH ON PERFORATION TO MAIL

                          (Remember to sign Section 8)

                   * Symbol not assigned as of this printing.

--------------------------------------------------------------------------------
     -- QUOTRON SYMBOLS AND CUSIP NUMBERS


------------------------------------------------------------------------------------------------
                        FUND                               SYMBOL                CUSIP
------------------------------------------------------------------------------------------------
Ivy Asia Pacific Fund - Class A                           IAPAX                465897494
Ivy Asia Pacific Fund - Class B                           IAPBX                465897486
Ivy Asia Pacific Fund - Class C                           IAPCX                465897478

Ivy China Region Fund - Class A                           IVCRX                465897866
Ivy China Region Fund - Class B                           ICRBX                465897858
Ivy China Region Fund - Class C                           ICRCX                465897643

Ivy Developing Nations Fund - Class A                     IVCAX                465897841
Ivy Developing Nations Fund - Class B                     IVCBX                465897833
Ivy Developing Nations Fund - Class C                     IVCCX                465897569

Ivy European Opportunities Fund - Class A                    *                 465898815
Ivy European Opportunities Fund - Class B                    *                 465898823
Ivy European Opportunities Fund - Class C                    *                 465898831
Ivy European Opportunities Fund - Class I                    *                 465898849

Ivy Global Fund - Class A                                  MCGLX               465897742
Ivy Global Fund - Class B                                  IVGBX               465897734
Ivy Global Fund - Class C                                  IVGCX               465897593

Ivy Global Natural Resources Fund - Class A                IGNAX               465897429
Ivy Global Natural Resources Fund - Class B                IGNBX               465897411
Ivy Global Natural Resources Fund - Class C                IGNCX               465897395

Ivy Global Science & Technology Fund - Class A             IVTAX               465897544
Ivy Global Science & Technology Fund - Class B             IVTBX               465897536
Ivy Global Science & Technology Fund - Class C             IVTCX               465897528
Ivy Global Science & Technology Fund - Class I             IVSIX               465897510

Ivy International Fund II - Class A                        IVIAX               465897353
Ivy International Fund II - Class B                        IIFBX               465897346
Ivy International Fund II - Class C                        IVIFX               465897338
Ivy International Fund II - Class I                          *                 465897320

Ivy International Small Companies Fund - Class A           IYSAX               465897460
Ivy International Small Companies Fund - Class B           IYSBX               465897452
Ivy International Small Companies Fund - Class C           IYSCX               465897445
Ivy International Small Companies Fund - Class I           IYSIX               465897437

Ivy Pan-Europe Fund - Class A                                *                 465897387
Ivy Pan-Europe Fund - Class B                                *                 465897379
Ivy Pan-Europe Fund - Class C                                *                 465897361

Ivy South America Fund - Class A                           IVLAX               465897825
Ivy South America Fund - Class B                           IVSBX               465897817
Ivy South America Fund - Class C                           IVSCX               465897577

------------------------------------------------------------------------------------------------


(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS


         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated _______, 2000 (the "SAI"), which is incorporated by reference into this Prospectus, and the Funds' annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and the Funds' annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number.


         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway
         Boca Raton, FL 33432
         800.456.5111


         Information about the Funds (including the SAI and the annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for further details). Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009.







          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472.
             www.ivymackenzie.com
             E-mail:
             invest@ivymackenzie.com







         Investment Company Act File No. 811-1028




01INTLX0499

[Ivy Funds Logo]

                                                    This is your prospectus from

                                                    IVY MACKENZIE
                                                    DISTRIBUTORS, INC.
                                                    Via Mizner Financial Plaza
                                                    700 South Federal Highway
                                                    Boca Raton, Florida 33432
                                                    800.456.5111



    ____________, 2000    INTERNATIONAL EQUITY FUNDS ADVISOR CLASS SHARES

    IVY ASIA PACIFIC FUND
    IVY CHINA REGION FUND
    IVY DEVELOPING NATIONS FUND
    IVY EUROPEAN OPPORTUNITIES FUND
    IVY GLOBAL FUND
    IVY GLOBAL NATURAL RESOURCES FUND
    IVY GLOBAL SCIENCE & TECHNOLOGY FUND
    IVY INTERNATIONAL FUND II
    IVY INTERNATIONAL SMALL COMPANIES FUND
    IVY PAN-EUROPE FUND
    IVY SOUTH AMERICA FUND




               Ivy Fund is a registered open-end investment company consisting of twenty-one separate portfolios. This Prospectus relates to the Advisor Class shares of the eleven funds listed above (the "Funds"). The Funds also offer Class A, Class B and Class C shares (and Class I shares in the case of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II and Ivy International Small Companies
               Fund), which are described in a separate prospectus.


               The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


-- CONTENTS


 __ Ivy Asia Pacific Fund

 __ Ivy China Region Fund

 __ Ivy Developing Nations Fund


  2 Ivy European Opportunities Fund

  4 Ivy Global Fund

  6 Ivy Global Natural Resources Fund

  8 Ivy Global Science & Technology
    Fund

 10 Ivy International Fund II

 12 Ivy International Small Companies
    Fund

 14 Ivy Pan-Europe Fund


 __ Ivy South America Fund


 16 Additional information
    about investment strategies
    and risks

 20 Management

 23 Shareholder information

 27 Financial highlights
 29 Account application




                          OFFICERS
                          Keith J. Carlson, Chairman
                          James W. Broadfoot, President
                          C. William Ferris, Secretary/Treasurer
                          LEGAL COUNSEL
                          Dechert Price & Rhoads
                          Boston, Massachusetts
                          CUSTODIAN                           AUDITORS
                          Brown Brothers Harriman & Co.       _________________________
                          Boston, Massachusetts               Fort Lauderdale, Florida
                          TRANSFER AGENT                      INVESTMENT MANAGER
                          Ivy Mackenzie Services Corp.        Ivy Management, Inc.
                          PO Box 3022                         700 South Federal Highway
                          Boca Raton, Florida 33431-0922      Boca Raton, Florida 33432
                          800.777.6472                        800.456.5111



                                                                [Mackenzie Logo]

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY ASIA PACIFIC FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
ASIA PACIFIC
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities issued in Asia Pacific countries, which include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.

The Fund's management team uses a value strategy to identify companies and markets that have solid long-term growth prospects and appear to be undervalued.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many Asia-Pacific countries fall into this category, the Fund is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Investing in the Asia-Pacific region involves special risks beyond those described above. For example, certain Asia-Pacific countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Asia-Pacific securities can also make them more susceptible to investor perceptions which can impact their value and liquidity.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on [__________, 1998] with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%



      AVERAGE ANNUAL
      TOTAL RETURNS                                             for the periods ending December 31, 1999
      --------------------------------------------------------------------------------------------------
                                                                               MSCI Far       Lipper
                                                                              East Free    Asia Pacific
                                                                    Advisor   (Ex-Japan)    (Ex-Japan)
                                                                     Class      Index        Category
      --------------------------------------------------------------------------------------------------
      Past year...................................................    ____%     ____%       ____%
      Since inception*............................................    ____%     ____%       ____%


*Advisor Class shares of the Fund were first sold on [________, 1998].



-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              fees paid directly from
SHAREHOLDER FEES                                              your investment
-------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)...............................    none
Maximum deferred sales charge (load) (as a percentage of
  purchase price).............................................    none
Maximum sales charge (load) imposed on reinvested
  dividends...................................................    none
Redemption fee*...............................................   2.00%**
Exchange fee..................................................    none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees.............................   1.00%
Distribution and/or service (12b-1)
  fees......................................    none
Other expenses..............................   4.28%
Total annual Fund operating expenses........   5.28%
Expenses reimbursed*........................   3.38%
Net Fund operating expenses*................   1.90%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  193
3rd          710
5th        1,255
10th       2,742

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY CHINA REGION FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
CHINA REGION
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES


The Fund invests at least 65% of its assets in the equity securities of companies that are located or have a substantial business presence in the China Region, which includes China, Hong Kong, Taiwan and South Korea.


The Fund may also invest in equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. A large portion of the Fund is likely to be invested in equity securities of companies that trade in Hong Kong.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the securities markets of many China Region countries fall into this category, the Fund may be exposed to one or more of the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: Mainland China may be subject to a much higher degree of economic, political and social instability than more developed countries, which could at any time result in the disruption of its principal financial markets (and to a lesser extent, those of other China Region countries). A number of China Region countries also depend heavily on international trade, which makes their securities markets particularly sensitive to the trade policies and economic conditions of their principal trading partners.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on February 10, 1998 with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%


      AVERAGE ANNUAL
      TOTAL RETURNS                                                      for the periods ending December 31, 1999
      ------------------------------------------------------------------------------------------------------------
                                                                               Lipper
                                                                               China     Hang     MSCI       IFC
                                                                    Advisor    Region    Seng    Taiwan     China
                                                                     Class    Category  Index     Index     Index
      ------------------------------------------------------------------------------------------------------------
      Past year...................................................    ____%     ____%   ____%      ____%    ____%
      Since inception*#...........................................    ____%     ____%   ____%      ____%    ____%



*Advisor Class shares of the Fund were first sold on February 10, 1998. #Lipper performance is calculated from October 28, 1993.


-- FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                fees paid directly from
SHAREHOLDER FEES                your investment
-------------------------------------------------------
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering
  price)....................................    none
Maximum deferred sales charge (load) (as a
  percentage of purchase price).............    none
Maximum sales charge (load) imposed on
  reinvested dividends......................    none
Redemption fee*.............................   2.00%**
Exchange fee................................    none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
-----------------------------------------------------

Management fees...........................   1.00%
Distribution and/or service (12b-1)
fees......................................    none
Other expenses............................   2.38%
Total annual Fund operating expenses......   3.38%
Expenses reimbursed*......................   0.56%
Net Fund operating expenses*..............   2.82%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  285
3rd          984
5th        1,706
10th       3,617

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY DEVELOPING NATIONS FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
DEVELOPING
NATIONS FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of companies that are located in, or are expected to profit from, countries whose markets are generally considered to be "developing" or "emerging".

The Fund may invest more than 25% of its assets in a single country, but usually will hold securities from at least three emerging market countries in its portfolio.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential in the developing nations sector, but who can accept potentially dramatic fluctuations in capital value in the short-term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on April 30, 1998 with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%



      AVERAGE ANNUAL
      TOTAL RETURNS                                                     for the periods ending December 31, 1999
      -----------------------------------------------------------------------------------------------------------
                                                                                 MSCI        IFC      Morningstar
                                                                               Emerging    Emerging    Emerging
                                                                     Advisor   Markets     Markets      Markets
                                                                     Class    Free Index    Index      Universe
      -----------------------------------------------------------------------------------------------------------
      Past year...................................................   _____%     _____%      _____%      _____%
      Since inception*............................................   _____%     _____%      _____%      _____%


*Advisor Class shares of the Fund were first sold on April 30, 1998.


-- FEES AND EXPENSES:
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              fees paid directly from
SHAREHOLDER FEES                                              your investment
-------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)...............................    none
Maximum deferred sales charge (load) (as a percentage of
  purchase price).............................................    none
Maximum sales charge (load) imposed on reinvested
  dividends...................................................    none
Redemption fee*...............................................   2.00%**
Exchange fee..................................................    none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   1.97%
Total annual Fund operating expenses.....   2.97%
Expenses reimbursed*.....................   1.29%
Net Fund operating expenses*.............   1.68%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

--------------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  171
3rd          644
5th        1,145
10th       2,522

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY EUROPEAN
OPPORTUNITIES FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the equity securities of European companies, which may include:


- large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);
- small-capitalization companies in the more developed markets of Europe; and
- companies operating in Europe's emerging markets.


The Fund may also invest in European debt securities, up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds).

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long term earnings growth.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


SMALL AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies.


IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).


INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment, even where "management risk" is not a factor.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     EURO CONVERSION RISK: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.


     -- WHO SHOULD INVEST*
     The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.
     *You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

     -- PERFORMANCE INFORMATION

     The Fund has been operating for less than a year, so no performance information is available.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load) (as
a percentage of purchase price)..........    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   0.95%
Total annual Fund operating expenses*....   1.95%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:


-------------
YEAR
-------------
1st    $198
3rd     726
5th    ____
10th   ____

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
GLOBAL
FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of companies in at least three different countries, including the United States.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund's management team uses a disciplined value approach while looking for investment opportunities around the world. The Fund is expected to have some emerging markets exposure in an attempt to achieve higher returns over the long term.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

Since the Fund may invest a substantial portion of its assets in these countries, it is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange rate regime or monetary policy;
- unusually large currency fluctuations and currency conversion costs; and
- high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on April 30, 1998 with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%



      AVERAGE ANNUAL
      TOTAL RETURNS                                               for the periods ending December 31, 1999
      ----------------------------------------------------------------------------------------------------
                                                                    Advisor    World     EAFE      EMF
                                                                     Class     Index    Index     Index
      ----------------------------------------------------------------------------------------------------
      Past year...................................................   ____%      ____%    ____%     ____%
      Since inception*#...........................................   ____%      ____%    ____%     ____%


*Advisor Class shares of the Fund were first sold on April 4, 1998. #Index performance is calculated from April 30, 1991.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------


Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)....................................     none
Maximum deferred sales charge (load) (as a
percentage of purchase price).............     none
Maximum sales charge (load) imposed on
reinvested dividends......................     none
Redemption fee*...........................     none
Exchange fee..............................     none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------


Management fees*.........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   1.11%
Total annual Fund operating expenses.....   2.11%
Expenses reimbursed**....................   0.36%
Net Fund operating expenses**............   1.75%

 *Management fees are reduced to 0.75% for net assets over $500 million.
**The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  178
3rd          666
5th        1,180
10th       2,593

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY GLOBAL
NATURAL
RESOURCES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities.

The Fund's manager seeks to maximize the Fund's returns by seeking out natural resources companies of any size with strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. For these purposes, "natural resources" generally include:
- precious metals (such as gold, silver and platinum);
- ferrous and nonferrous metals (such as iron, aluminum, copper and steel);
- strategic metals (such as uranium and titanium);
- fossil fuels and chemicals;
- forest products and agricultural commodities; and
- undeveloped real property.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:
MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.
MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.
SMALL AND MEDIUM-SIZED COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded and because they are subject to greater business risk. Transaction costs in smaller company stocks may also be higher than those of larger companies. NATURAL RESOURCES AND PHYSICAL COMMODITIES RISK: Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including:
- price fluctuations caused by real and perceived inflationary trends and political developments; and
- the costs assumed by natural resource companies in complying with environmental and safety regulations.


Investing in physical commodities, such as gold, exposes the Fund to other risk considerations, such as:
- potentially severe price fluctuations over short periods of time;
- storage costs that can exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.
INDUSTRY-CONCENTRATION RISK: Since the Fund can invest a significant portion of its assets in securities of companies engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.
FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on [___________, 1998] with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%


      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1999
      ------------------------------------------------------------------------------------
                                                                                 MSCI
                                                                              Commodity-
                                                                    Advisor    Related
                                                                     Class      Index
      ----------------------------------------------------------------------------------
      Past year...................................................   ____%     ____%
      Since inception*............................................   ____%     ____%


*Advisor Class shares of the Fund were first sold on [_______, 1998].


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              fees paid directly from
SHAREHOLDER FEES                                              your investment
-------------------------------------------------------------------------------------


Maximum sales charge (load) imposed on purchases (as a
percentage of offering
price)......................................................    none
Maximum deferred sales charge (load) (as a percentage of
purchase price).............................................    none
Maximum sales charge (load) imposed on reinvested
dividends...................................................    none
Redemption fee*.............................................    none
Exchange fee................................................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   4.50%
Total annual Fund operating expenses.....   5.50%
Expenses reimbursed*.....................   3.53%
Net Fund operating expenses*.............   1.97%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  200
3rd          732
5th        1,291
10th       2,814

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY GLOBAL SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY GLOBAL
SCIENCE & TECHNOLOGY
FUND

-- INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth. Any income realized will be incidental.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in equity securities of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.

Industries that are likely to be represented in the Fund's portfolio holdings include:

- Internet;
- telecommunications and networking equipment;
- semiconductors and semiconductor equipment;
- software;
- computers and peripherals;
- electronic manufacturing services; and
- telecommunications and information services.



The Fund's management team believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high returns, which may include the purchase of stock in companies engaged in initial public offerings.


-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


SMALL AND MEDIUM-SIZED COMPANY RISK: Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller-companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be thinly traded because they are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.


IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).


INDUSTRY-CONCENTRATION RISK: Since the Fund focuses its investments in securities of companies engaged in the science and technology industries, the Fund could experience wider fluctuations in value than funds with more diversified portfolios. For example, rapid advances in these industries tend to cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares. Companies in a number of science and technology industries are also subject to government regulations and approval processes that may affect their overall profitability and cause their stock prices to be more volatile.

FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with new or developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on April 15, 1998 with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%


AVERAGE ANNUAL                                                for the periods ending
TOTAL RETURNS                                                 December 31, 1999
------------------------------------------------------------------------------------
                                                                          Russell 2000
                                                               Advisor     Technology
                                                                Class        Index
--------------------------------------------------------------------------------------
Past year...................................................    _____%       _____%
Since inception*#...........................................    _____%       _____%



*Advisor Class shares of the Fund were first sold on April 15, 1998. #Index performance is calculated from July 30, 1996.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load) (as
a percentage of purchase price...........    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   1.18%
Total annual Fund operating expenses.....   2.18%

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

------------------
YEAR
------------------
1st        $  221
3rd           682
5th         1,169
10th        2,513

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL FUND II
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
INTERNATIONAL
FUND II

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests at least 65% of its assets in equity securities principally traded in European, Pacific Basin and Latin American markets.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

The Fund's manager uses a disciplined value approach while looking for investment opportunities around the world.
-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on February 23, 1998 with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%


      AVERAGE ANNUAL
      TOTAL RETURNS                                                      for the periods ending December 31, 1999
      ------------------------------------------------------------------------------------------------------------------
                                                                                            Morningstar       Lipper
                                                                                           Category for    Category for
                                                                    Advisor    MSCI EAFE   International   International
                                                                     Class       Index      Stock Funds     Stock Funds
      ------------------------------------------------------------------------------------------------------------------
      Past year...................................................   _____%     _____%        _____%         _____%
      Since inception*#...........................................   _____%     _____%        _____%         _____%


*Advisor Class shares of the Fund were first sold on February 23, 1998. #MSCI EAFE Index performance is calculated from May 30, 1997. Morningstar performance is calculated from June 1, 1997. Lipper performance is calculated from May 15, 1997.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------


Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)....................................     none
Maximum deferred sales charge (load) (as a
percentage of purchase price).............     none
Maximum sales charge (load) imposed on
reinvested dividends......................     none
Redemption fee*...........................     none
Exchange fee..............................     none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------


Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   0.45%
Total annual Fund operating expenses.....   1.45%
Expenses reimbursed*.....................   0.13%
Net Fund operating expenses*.............   1.32%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.50% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  134
3rd          628
5th        1,149
10th       2,579

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY INTERNATIONAL SMALL COMPANIES FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)
IVY
INTERNATIONAL
SMALL COMPANIES FUND

-- INVESTMENT OBJECTIVE
The Fund seeks long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES


The Fund invests at least 65% of its assets in the common stock of foreign issuers having total initial market capitalization of less than $2 billion.

The Fund may purchase stock in companies engaged in initial public offerings. The Fund might also engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.


The Fund is managed by a team that focuses on both value and growth factors.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


SMALL COMPANY RISK: Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since they tend to be thinly traded and because the companies are subject to greater business risk. Transaction costs in smaller-company stocks may also be higher than those of larger companies.


IPO RISK: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).


FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on [__________, 1998] with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%



      AVERAGE ANNUAL                                                for the periods ending
      TOTAL RETURNS                                                 December 31, 1999
      --------------------------------------------------------------------------------------
                                                                                HSBC James
                                                                               Capel World
                                                                    Advisor  (Ex-U.S.) Small
                                                                    Class     Company Index
      --------------------------------------------------------------------------------------
      Past year...................................................    ____%         ____%
      Since inception*............................................    ____%         ____%



*Advisor Class shares of the Fund were first sold on [_________, 1998].



-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                              fees paid directly from
SHAREHOLDER FEES                                              your investment
-------------------------------------------------------------------------------------


Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)...............................    none
Maximum deferred sales charge (load)(as a percentage of
purchase price).............................................    none
Maximum sales charge (load) imposed on reinvested
dividends...................................................    none
Redemption fee*.............................................    none
Exchange fee................................................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------


Management fees.........................   1.00%
Distribution and/or service (12b-1)
fees....................................    none
Other expenses..........................   4.88%
Total annual Fund operating expenses....   5.88%
Expenses reimbursed*....................   3.91%
Net Fund operating expenses*............   1.97%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE:
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  200
3rd          731
5th        1,289
10th       2,810

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
PAN-EUROPE
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in the equity securities of large and medium-sized European companies.

The Fund's management team uses a disciplined value approach while looking for investment opportunities around the world.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:


MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.


EURO CONVERSION RISKS: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put in circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions when and if they decide to do so. Should this occur, the Fund could experience investment losses.


-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on March 23, 1998 with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%



      AVERAGE ANNUAL
      TOTAL RETURNS                                               for the periods ending December 31, 1999
      ----------------------------------------------------------------------------------------------------
                                                                                             Morningstar
                                                                    Advisor    MSCI Europe   Europe Stock
                                                                    Class         Index        Universe
      ----------------------------------------------------------------------------------------------------
      Past year...................................................   ____%        ____%        ____%
      Since inception*#...........................................   ____%        ____%        ____%


*Advisor Class shares of the Fund were first sold on March 23, 1998.
#MSCI Europe Index performance is calculated from May 30, 1997. Morningstar performance is calculated from June 1, 1997.


-- FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)...................................    none
Maximum deferred sales charge (load)(as a
percentage of purchase price)............    none
Maximum sales charge (load) imposed on
reinvested dividends.....................    none
Redemption fee*..........................    none
Exchange fee.............................    none

*If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------

Management fees..........................   1.00%
Distribution and/or service (12b-1)
fees.....................................    none
Other expenses...........................   4.48%
Total annual Fund operating expenses.....   5.48%
Expenses reimbursed*.....................   3.37%
Net Fund operating expenses*.............   2.11%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  214
3rd          774
5th        1,360
10th       2,950

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY SOUTH AMERICA FUND
--------------------------------------------------------------------------------

(GLOBE ARTWORK)

IVY
SOUTH AMERICA
FUND

-- INVESTMENT OBJECTIVE
The Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective.

-- PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 65% of its assets in equity securities and government and corporate debt securities issued throughout South America, Central America and the Spanish-speaking islands of the Caribbean.

The Fund is likely to have significant investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela.

The Fund may invest in low rated debt securities to increase its potential yield.

The Fund's management team uses a value approach to find stocks it believes are undervalued relative to their long-term growth prospects or underlying asset values.

-- PRINCIPAL RISKS
The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK: Securities selected for the Fund might not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.


MARKET RISK: Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor, so you could lose money if you redeem your Fund shares at a time when the Fund's equity portfolio is not performing as well as expected.


INTEREST RATE RISK: The Fund's debt security investments are susceptible to decline in a rising interest rate environment.

CREDIT RISK: The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Many of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

NON-DIVERSIFICATION RISK: The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and may therefore invest a greater percentage of its assets in a particular issuer than a "diversified" fund. As a result, the Fund may also be more susceptible than a diversified fund to the price movements of certain securities it holds in its portfolio.

FOREIGN SECURITY AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably depending upon prevailing conditions at any given time. Among these potential risks are:
- greater price volatility;
- comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
- higher brokerage costs;
- fluctuations in foreign currency exchange rates and related conversion costs;
- adverse tax consequences; and
- settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies, which characterizes many of the countries in which the Fund may invest. As a result, the Fund is exposed to the following additional risks:
- securities that are even less liquid and more volatile than those in more-developed foreign countries;
- unusually long settlement delays;
- less stable governments that are susceptible to sudden adverse actions (such as nationalization of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
- abrupt changes in exchange-rate regime or monetary policy;
- unusually large currency fluctuations and currency-conversion costs; and
- high national-debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK: The securities markets of certain Latin American countries are substantially smaller, less developed, less liquid and more volatile than major securities markets elsewhere in the world. For example, the limited market size for a number of the Fund's portfolio holdings makes their prices vulnerable to investor perceptions and traders who control large positions. Some Latin American countries have also experienced unusually high inflation rates.

-- WHO SHOULD INVEST*
The Fund may be appropriate for investors seeking long term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

*You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY SOUTH AMERICA FUND
--------------------------------------------------------------------------------

     -- PERFORMANCE BAR CHART AND TABLE

     The information in the following chart and table gives some indication of the risks of investing in the Fund by comparing the performance of the Fund's Advisor Class shares for the first full calendar year since its commencement on [___________, 1998] with a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future.


      ANNUAL TOTAL RETURNS                   for the year ending
      FOR ADVISOR CLASS SHARES*              December 31
      -------------------------------------------------------------

                            [Insert 1999 Bar Graph]


*Any applicable account fees are not reflected, and if they were the returns shown above would be lower.

     Best quarter  ___'99: ___%
     Worst quarter ___'99: ___%


      AVERAGE ANNUAL
      TOTAL RETURNS                                                 for the periods ending December 31, 1999
      -------------------------------------------------------------------------------------------------------
                                                                              MSCI EMF
                                                                               Latin       MSCI       MSCI
                                                                    Advisor   America     Brazil    Argentina
                                                                     Class     Index      Index       Index
      -------------------------------------------------------------------------------------------------------
      Past year...................................................   _____%    _____%     _____%     _____%
      Since inception*............................................   _____%    _____%     _____%     _____%


*Advisor Class shares of the Fund were first sold on [___________, 1998].


-- FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

                              fees paid directly from
SHAREHOLDER FEES              your investment
-----------------------------------------------------
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering
  price)....................................    none
Maximum deferred sales charge (load) (as a
  percentage of purchase price).............    none
Maximum sales charge (load) imposed on
  reinvested dividends......................    none
Redemption fee*.............................   2.00%**
Exchange fee................................    none

 *If you choose to receive your redemption proceeds via Federal
  Funds wire, a $10 wire fee will be charged to your account.

**Deducted from net proceeds on shares redeemed (or exchanged) within one month after purchase. This fee is retained by the Fund.

ANNUAL FUND                expenses that are
OPERATING EXPENSES         deducted from Fund assets
----------------------------------------------------
Management fees............................   1.00%
Distribution and/or service (12b-1)
  fees.....................................    none
Other expenses.............................   3.64%
Total annual Fund operating expenses.......   4.64%
Expenses reimbursed*.......................   2.71%
Net Fund operating expenses*...............   1.93%

*The Fund's Investment Manager has agreed to reimburse the Fund's expenses for the current fiscal year to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 1.95% of the Fund's average net assets (excluding 12b-1 fees and taxes). For each of the following nine years, the Investment Manager will ensure that these expenses do not exceed 2.50% of the Fund's average net assets.

-------------------------------------------------------------------------

     -- EXAMPLE
     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

-----------------
YEAR
-----------------
1st       $  196
3rd          720
5th        1,271
10th       2,775

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
ABOUT INVESTMENT
STRATEGIES AND RISKS

-- PRINCIPAL STRATEGIES


IVY ASIA PACIFIC FUND: The Fund seeks to achieve its investment objective of long-term growth by investing primarily in securities issued in countries throughout the Asia-Pacific region, which includes China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. The Fund usually invests in at least three different countries, and does not intend to concentrate its investments in any particular industry. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY CHINA REGION FUND: The Fund seeks to achieve its investment objective of long-term capital growth primarily by investing in the equity securities of companies that are expected to profit from the economic development and growth of the China Region through a direct business connection (such as an exchange listing or significant profit base) in one or more China Region countries. The Fund may invest more than 25% of its assets in the securities of issuers in a single China Region country, and could have significantly more than 50% of its assets invested in Hong Kong. The Fund expects to invest the balance of its assets in the equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. The Fund's management team seeks to reduce risk by focusing on companies with strong foreign joint venture partners, well-positioned consumer franchises or monopolies, or that operate in strategic or protected industries. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY DEVELOPING NATIONS FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies that the Fund's manager believes will benefit from the economic development and growth of emerging markets. The Fund considers an emerging market country to be one that is generally viewed as "developing" or "emerging" by the World Bank, the International Finance Corporation or the United Nations. The Fund usually invests its assets in at least three different emerging market countries, and may invest at least 25% of its assets in the securities of issuers located in a single country. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY EUROPEAN OPPORTUNITIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a "bottom-up" approach to investing, which focuses on prospects for long-term earnings growth. Company selection is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions are driven by the company selection process.

IVY GLOBAL FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. The Fund invests in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area, and normally invests its assets in at least three different countries (including the United States). Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY GLOBAL NATURAL RESOURCES FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities (or that supply goods and services to such companies). The Fund's manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low cost, low debt producers that have outstanding asset bases, and positions that are based on anticipated commodity price trends. Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem unattractive. The manager attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer and asset class. Typically the Fund's top 50 investments comprise more than 80% of the Fund's assets.


IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. Industries likely to be represented in the Fund's overall portfolio holdings include Internet, computers and peripheral products, software, electronic components and systems, telecommunications, and media and information services. Rapid advances in these industries in recent years have stimulated unprecedented growth. While this is no guarantee of future performance, the Fund's management team believes that these industries offer substantial opportunities for long-term capital appreciation. The Fund intends to invest its assets in at least three different countries, but may at any given time have a substantial portion of its assets invested in the United States.


IVY INTERNATIONAL FUND II: The Fund seeks to achieve its principal objective of long-term capital growth by investing in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


economic sectors and industry segments to reduce the effects of price volatility in any one area. The Fund's manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Other factors that the Fund's manager considers in selecting particular countries include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the foreign stock markets, focusing on issuers that are valued at less than $2 billion across a wide range of geographic, economic and industry sectors. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. Approximately one half of the Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased under this approach are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities. The other half of the Fund's portfolio is managed using a "bottom-up" approach, which focuses on prospects for long-term earnings growth. Company selection for this segment of the Fund is generally based on an analysis of a wide range of financial indicators (such as growth, earnings, cash, book and enterprise value), as well as factors such as market position, competitive advantage and management strength. Country and sector allocation decisions for this segment are driven by the company selection process.



IVY PAN-EUROPE FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and that cover a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets outside of Europe. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.



IVY SOUTH AMERICA FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the securities markets of South America and Central America. The Fund normally invests its assets in at least three different countries, and expects to focus its investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund's holdings are concentrated in high-quality companies, selected for both their defensive strengths and long-term prospects. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

The Fund does not expect to concentrate its investments in any particular industry. The Fund may, however, invest more than 5% of a portion of its assets in a single issuer (see "Non-diversification risk" on page _).



ALL FUNDS: Each Fund may from time to time take a temporary defensive position and invest without limit in U.S. Government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short-term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective. Investing in debt securities also involves both interest rate and credit risk.


-- PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of a Fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.


Each Fund's share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated, and you could therefore lose money by investing in a Fund depending upon the timing of your initial purchase and any subsequent redemption or exchange.


OTHER RISKS: The table on the following page identifies the investment techniques that each Fund's advisor considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on a Fund's returns). Following the table is a description of the general risk characteristics of these investment techniques. Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------

Additional Information (see back cover page for information on how you can receive a free copy).


--------------------------------------------------------------------------------------------------
INVESTMENT
TECHNIQUE:             IAPF  ICEF   IDNF    IEOF   IGF   IGNRF   IGSTF   IIF2   IISCF   IPEF  ISAF
--------------------------------------------------------------------------------------------------
Common stocks........   X      X      X      X      X      X       X      X       X      X     X
Debt securities......                        X                                                 X
Low-rated debt
securities...........                        X                                                 X
Foreign securities...   X      X      X      X      X      X       X      X       X      X     X
Emerging markets.....   X      X      X      X      X      X       X      X       X      X     X
Foreign currencies...   X      X      X      X      X      X       X      X       X      X     X
Depository receipts..   X      X      X      X      X      X       X      X       X      X     X
Derivatives..........   X      X      X             X                     X                    X
Illiquid
securities...........   X      X      X      X      X      X       X      X       X      X     X
Precious metals......                                      X
Borrowing............   X      X      X      X      X      X       X      X       X      X     X
Temporary defensive
positions............   X      X      X      X      X      X       X      X       X      X     X



RISK CHARACTERISTICS:
- EQUITY SECURITIES: Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company securities may also be higher than those of larger companies. Investors in Ivy European Opportunities Fund, Ivy Global Science & Technology Fund and Ivy International Small Companies Fund should note that these risks are heightened in the case of securities issued through IPOs.


- DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the debt instruments it holds in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.


  Ivy South America Fund may have significant holdings in sovereign debt. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to the Fund may also be contingent on its receipt from others (such as the International Monetary Fund and more solvent foreign governments) of specific disbursements, which may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, the Fund could lose the entire value of its investment for an indefinite period of time.


- LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns.

- FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets. Many of the Funds' securities also are denominated in foreign currencies and the value of each Fund's investments, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

- SPECIAL EMERGING-MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:
 - securities that are even less liquid and more volatile than those in more developed foreign countries;

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 - less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);
 - increased settlement delays;
 - unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);
 - unusually large currency fluctuations and currency conversion costs; and
 - high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).


  FOREIGN CURRENCIES: Foreign securities may be denominated in foreign currencies, and the value of a Fund's investments, as measured in U.S. dollars, may be harmed by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.


- DEPOSITORY RECEIPTS: Interests in foreign issuers may be acquired in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies. The investing Fund's investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

  Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

- DERIVATIVE INVESTMENT TECHNIQUES: A Fund may, but is not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) or to enhance potential gain. Among the derivative techniques a Fund might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.

  Using put and call options could cause a Fund to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Fund can realize on its investments, or by causing the Fund to hold a security it might otherwise sell.

  Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could cause losses on the hedging instrument that are greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, a Fund might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.


  Foreign currency exchange transactions and forward foreign currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the adviser's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. In addition, although the use of these investment techniques for hedging purposes should tend to minimize the risk of loss due to a decline in the value of the hedged position, they also tend to limit any potential gain that might result from an increase in the position's value.


- ILLIQUID SECURITIES: "Illiquid securities" are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the investing fund has valued the assets. These may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption) or because of other legal or contractual restrictions on resale. Thus, while illiquid securities may

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  offer the potential for higher returns than more readily marketable securities, there is a risk that the investing fund will not be able to dispose of them promptly at an acceptable price.

- PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Ivy Global Natural Resources Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

- BORROWING: For temporary or emergency purposes, Ivy China Region Fund, Ivy Global Fund, Ivy Global Science & Technology Fund and Ivy International Fund II may each borrow up to 10% of the value of its total assets from qualified banks. Ivy Asia Pacific Fund, Ivy Developing Nations Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund, Ivy Pan-Europe Fund and Ivy South America Fund may each borrow up to one third of the value of their total assets from qualified banks, but (with the exception of Ivy European Opportunities Fund) will not buy securities whenever its outstanding borrowings exceed 10% of the value of its total assets. Borrowing may exaggerate the effect on a Fund's share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.




-- OTHER IMPORTANT INFORMATION


EUROPEAN MONETARY UNION: On January 1, 1999, a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro is scheduled to be completed by December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro and may cause market disruptions when and if they decide to do so. Should this occur, a Fund could experience investment losses.





MANAGEMENT

-- INVESTMENT ADVISOR
Ivy Management, Inc.("IMI")
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432

IMI provides business management services to the Funds and investment advisory to all Funds other than Ivy Global Natural Resources Fund. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and provides similar services to the other ten series of Ivy

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Fund. For the Funds' fiscal year ending December 31, 1999, the Funds (other than
Ivy European Opportunities Fund) each paid IMI a fee that was equal to 1.00% of the Funds' respective average net assets. Ivy European Opportunities Fund pays IMI a fee at the rate of 1.00% of the Fund's average net assets.



Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of the Fund's average net assets. Since February 1, 1999, Henderson has served as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to 0.50% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.



Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 30 years, and as of _______, 2000 had over $17.8 billion in assets under management. For the Fund's fiscal year ending December 31, 1999, the Fund paid to MFC an aggregate fee equal to 0.50% of the Fund's average net assets.


-- PORTFOLIO MANAGEMENT



IVY ASIA PACIFIC FUND, IVY CHINA REGION FUND, IVY DEVELOPING NATIONS FUND, IVY GLOBAL FUND, IVY INTERNATIONAL FUND II, IVY PAN-EUROPE FUND AND IVY SOUTH AMERICA FUND:
Each Fund is managed by a team of investment professionals that is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third-party research firms (ranging from large investment banks with global coverage to local research houses).





In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.


IVY EUROPEAN OPPORTUNITIES FUND: Stephen Peak, Executive Director of Henderson and head of Henderson's European equities team, is primarily responsible for selecting the Fund's portfolio of investments. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 25 years of investment experience.







IVY GLOBAL NATURAL RESOURCES FUND: Frederick Sturm, a Senior Vice President of MFC, has managed the Fund since its inception. Mr. Sturm joined MFC in 1983 and has 15 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.


IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund is managed by IMI's Global Technology Team. James W. Broadfoot, President of IMI and a Vice President of Ivy Fund, is the Team's lead manager. Before joining IMI in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has over 25 years of professional investment experience, holds an MBA from the Wharton School of Business and is a Chartered Financial Analyst.




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IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund is managed using a team approach. IMI's international equity team is comprised of investment professionals and is supported by research analysts who acquire information on regional and country-specific economic and political developments and monitor individual companies. These analysts use a variety of research sources that include:
- brokerage reports;
- economic and financial news services;
- company reports; and
- information from third party research firms (ranging from large investment banks with global coverage to local research houses).

In many cases, particularly in emerging market countries, IMI's research analysts also conduct primary research by:
- meeting with company management;
- touring facilities; and
- speaking with local research professionals.

The Henderson team's investment process combines top down regional allocation with a bottom up stock selection approach. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.





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SHAREHOLDER
INFORMATION

-- PRICING OF FUND SHARES
Each Fund calculates its share price by dividing the value of the Fund's net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday).


Each portfolio security that is listed or traded on a recognized stock exchange is valued at the security's last quoted sale price on the exchange on which it is principally traded.


If no sale is reported at that time, the average between the last bid and asked prices is used. Securities and other Fund assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Funds' Board of Trustees. IMI may also price a foreign security at its fair value if events materially affecting the estimated value of the security occur between the close of the foreign exchange on which the security is principally traded and the time as of which a Fund prices its shares. Fair-value pricing under these circumstances is designed to protect existing shareholders from the actions of short-term investors trading into and out of a Fund in an attempt to profit from short-term market movements. When such fair-value pricing occurs, however, there may be some period of time during which a Fund's share price and/or performance information is not available.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC") (the Fund's transfer agent) or by your registered securities dealer. Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

-- HOW TO BUY SHARES
Please read these sections below carefully before investing.

Advisor Class shares are offered through this Prospectus only to the following investors:
- trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
- any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least .50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;
- officers and Trustees of the Ivy Fund (and their relatives);
- directors or employees of Mackenzie Investment Management Inc. or its affiliates;
- directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person.)

The following investment minimums, sales charges and expenses apply.

--------------------------------------------------
Minimum initial investment*..............  $10,000
Minimum subsequent investment*...........     $250
Initial sales charge.....................     none
CDSC.....................................     none
Service and distribution fees............     none

*Minimum initial and subsequent investments for retirement plans are $25.

-- SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS: Complete and sign the Account Application appearing at the end of this Prospectus. Enclose a check payable to the

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Fund in which you wish to invest. You should note on the check that you wish to invest in Advisor Class shares (see page 23 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:

- BY REGULAR MAIL:

  Ivy Mackenzie Services Corp.
  P.O. Box 3022
  Boca Raton, FL 33431-0922

-BY COURIER:

 Ivy Mackenzie Services Corp.
 700 South Federal Hwy.
 Boca Raton, FL 33432-6114

-- BUYING ADDITIONAL SHARES
There are several ways to increase your investment in a Fund:

- BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

- BY WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 800.777.6472. Wiring instructions are as follows:
    First Union National Bank of Florida
    Jacksonville, FL
    ABA #063000021
    Account #2090002063833
    For further credit to:
    Your Account Registration
    Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your Ivy Fund account. Complete sections 6A and 6B of the Account Application.

-- HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER: You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL: Send your written redemption request to IMSC at one of the addresses at left. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE: Call IMSC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

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RECEIVING YOUR REDEMPTION PROCEEDS: You can receive redemption proceeds through a variety of payment methods:

- BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

- BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.


REDEMPTION FEE: Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Developing Nations Fund and Ivy South America Fund can experience substantial price fluctuations and are intended for long-term investors. Redemption fees for the Funds are intended to encourage long-term investment, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of IMSC. Effective June 1, 1999, the Funds may charge a 2.00% fee for redemptions or exchanges that occur within one month of the date of purchase. This fee is not a CDSC, is not a commission, and does not benefit IMI or IMSC in any way. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain any fee charged.




OTHER IMPORTANT REDEMPTION INFORMATION:
- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.
- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.
- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.


-- HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important exchange information").

SUBMITTING YOUR EXCHANGE ORDER: You may submit an exchange request to IMSC as follows:

- BY MAIL: Send your written exchange request to IMSC at one of the addresses on page 24 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE: Call IMSC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION:
- You must exchange into the same share class you currently own.

-- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee (in the case of certain Funds) or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

-- DIVIDENDS, DISTRIBUTIONS AND TAXES
- The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year.
- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.
- Reinvested dividends and distributions are added to your account at NAV and are not subject to a sales charge regardless of which share class you own.
- Cash dividends and distributions can be sent to you:

- BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

- BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds intend to declare and pay

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dividends annually. The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").


Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares. While the Funds' managers may at times pursue strategies that result in tax efficient outcomes for Fund shareholders, they do not generally manage the Funds to optimize tax efficiencies.


If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your Fund.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long term or short term, generally depending upon how long you held your shares.

A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Fund, including the status of distributions from the Funds under applicable state or local law.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund's financial performance and reflects results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by __________________________, whose report, along with each Fund's financial statements, is included in the Fund's Annual Report to shareholders (which is available upon request).


--------------------------------------------------------------------------------


                                                                         For the period
                                                                        February 10, 1998
                                                                         (Commencement)
                                                                         to December 31,
IVY CHINA REGION FUND                                        1999              1998
-----------------------------------------------------------------------------------------
ADVISOR CLASS
SELECTED PER SHARE DATA                               ----------------- -----------------
Net asset value, beginning of period............           $                 $  7.89
                                                      ----------------- -----------------
  Loss from investment operations
  Net investment income(a)......................                                 .08
  Net gains or losses on securities (both
    realized and unrealized)....................                               (1.62)
                                                      ----------------- -----------------
  Total from investment operations..............                               (1.54)
                                                      ----------------- -----------------
  Less distributions
  Dividends (from net investment income)........                                 .08
                                                      ----------------- -----------------
    Total distributions.........................                                 .08
                                                      ----------------- -----------------
Net asset value, end of period..................           $                 $  6.27
                                                      ================= =================
Total return (%)(b).............................                              (19.56)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........           $                 $    10
Ratio of expenses to average net assets(c)
  With expense reimbursement (%)(d).............                                2.92
  Without expense reimbursement (%)(d)..........                                3.48
Ratio of net investment income to average net
  assets (%)(a)(d)..............................                                 .98
Portfolio turnover rate (%).....................                                  56

(a) Net investment income (loss) is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Total expenses include fees paid indirectly, if any, through an expense offset arrangement.
(d) Annualized

--------------------------------------------------------------------------------

                                                                          For the period
                                                                          April 30, 1998
                                                                          (COMMENCEMENT)
IVY DEVELOPING                                                            TO DECEMBER 31,
NATIONS FUND                                                  1999              1998
-----------------------------------------------------------------------------------------
ADVISOR CLASS

SELECTED PER SHARE DATA                               ----------------  -----------------
Net asset value, beginning of period............           $                 $  7.48
                                                      ----------------  -----------------
  Loss from investment operations
  Net investment income(a)......................                                 .04
  Net gains or losses on securities (both
    realized and unrealized)....................                               (1.47)
                                                      ----------------  -----------------
  Total from investment operations..............                               (1.43)
                                                      ----------------  -----------------
Net asset value, end of period..................           $                 $  6.05
                                                      ================  =================
Total return (%)(b).............................                              (19.06)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)........           $                 $    82
Ratio of expenses to average net assets(c)
  With expense reimbursement (%)(d).............                                1.68
  Without expense reimbursement (%)(d)..........                                2.97
Ratio of net investment income to average net
  assets (%)(a)(d)..............................                                1.38
Portfolio turnover rate (%).....................                                  47

(a) Net investment income is net of expenses reimbursed by manager.
(b) Total return represents aggregate total return and does not reflect a sales charge.
(c) Total expenses include fees paid indirectly, if any, through an expense offset arrangement.
(d) Annualized



IVY GLOBAL FUND                                                                                ADVISOR CLASS
                                                                                         -------------------------
                                                                                              for the period
                                                                                              April 30, 1998
                                                                                              (Commencement)
                                                                                              to December 31,
------------------------------------------------------------------------------------------------------------------
                                                                        1999                       1998
SELECTED PER SHARE DATA                                       -------------------------  -------------------------
Net asset value, beginning of period.......................            $                          $ 13.26
                                                              -------------------------  -------------------------
  Loss from investment operations
  Net investment income (a)................................                                           .05
  Net gains or losses on securities (both realized and
    unrealized)............................................                                         (1.41)
                                                              -------------------------  -------------------------
  Total from investment operations.........................                                         (1.36)
                                                              -------------------------  -------------------------
  Less distributions
  Distributions from capital gains.........................                                           .54
                                                              -------------------------  -------------------------
    Total distributions....................................                                           .54
                                                              -------------------------  -------------------------
Net asset value, end of period.............................            $                          $ 11.36
                                                              =========================  =========================
Total return (%)(b)........................................                                        (10.19)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................            $                          $   321
Ratio of expenses to average net assets
  With expense reimbursement (%)(c)........................                                          1.75
  Without expense reimbursement (%)(c).....................                                          2.11
Ratio of net investment income to average net assets
  (%)(a)(c)................................................                                           .59
Portfolio turnover rate (%)................................                                            17


                                                   (a) Net investment
                                                   income is net of
                                                   expenses reimbursed by
                                                   Manager.
                                                   (b) Total return repre-
                                                   sents aggregate total
                                                   return and does not
                                                   reflect a sales charge.
                                                   (c) Annualized

--------------------------------------------------------------------------------

                                                                                             ADVISOR CLASS
IVY GLOBAL SCIENCE &                                                                   -------------------------
TECHNOLOGY FUND                                                                             FOR THE PERIOD
                                                                                            April 15, 1998
                                                                                            (Commencement)
                                                                                            to December 31,
----------------------------------------------------------------------------------------------------------------
                                                                        1999                     1998
SELECTED PER SHARE DATA                                       ----------------------   -------------------------
Net asset value, beginning of period.......................            $                        $20.19
                                                              ----------------------   -------------------------
  Income from investment operations
  Net investment loss (c)..................................                                       (.20)
  Net gains or losses on securities (both realized and
    unrealized)(c).........................................                                       3.63
                                                              ----------------------   -------------------------
  Total from investment operations.........................                                       3.43
                                                              ----------------------   -------------------------
Net asset value, end of period.............................            $                        $23.62
                                                              ======================   =========================
Total return (%)(a)........................................                                      16.99
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................            $                        $   15
Ratio of expenses to average net assets
  Without expense reimbursement (%)(b).....................                                       2.18
Ratio of net investment loss to average net assets
  (%)(b)...................................................                                      (1.91)
Portfolio turnover rate (%)................................                                         73


                                                   (a) Total return repre-
                                                   sents aggregate total
                                                   return and does not
                                                   reflect a sales charge.
                                                   (b) Annualized
                                                   (c) Based on average
                                                   shares outstanding.

37

[IVY LEAF LOGO]
--------------------------------------------------------------------------------

IVY INTERNATIONAL FUND II                                                                        ADVISOR CLASS
                                                                                           -------------------------
                                                                                                for the period
                                                                                               February 23, 1998
                                                                                                (Commencement)
                                                                                                to December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                          1999                       1998
SELECTED PER SHARE DATA                                         ------------------------   -------------------------
Net asset value, beginning of period.......................               $                          $9.63
                                                                ------------------------   -------------------------
  Loss from investment operations
  Net investment income (a)................................                                            .11
  Net gains or losses on securities (both realized and
    unrealized)............................................                                           (.13)
                                                                ------------------------   -------------------------
  Total from investment operations.........................                                           (.02)
                                                                ------------------------   -------------------------
  Less distributions
  Dividends from net investment income.....................                                            .11
  Distributions from capital gains.........................                                            .02
                                                                ------------------------   -------------------------
    Total distributions....................................                                            .13
                                                                ------------------------   -------------------------
Net asset value, end of period.............................               $                          $9.48
                                                                ========================   =========================
Total return (%)(b)........................................                                           (.15)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................               $                          $ 510
Ratio of expenses to average net assets
  With expense reimbursement (%)(c)........................                                           1.32
  Without expense reimbursement (%)(c).....................                                           1.45
Ratio of net investment income to average net assets
  (%)(a)(c)................................................                                           1.23
Portfolio turnover rate (%)................................                                             16


                                                   (a) Net investment
                                                   income is net of expenses
                                                   reimbursed by manager.
                                                   (b) Total return represents
                                                   aggregate total return and
                                                   does not reflect a sales
                                                   charge.
                                                   (c) Annualized

--------------------------------------------------------------------------------

IVY PAN-EUROPE FUND                                                                              ADVISOR CLASS
                                                                                           -------------------------
                                                                                                for the period
                                                                                                March 23, 1998
                                                                                                (Commencement)
                                                                                                to December 31,
--------------------------------------------------------------------------------------------------------------------
                                                                          1999                       1998
SELECTED PER SHARE DATA                                         ------------------------   -------------------------
Net asset value, beginning of period.......................              $                          $12.31
                                                                ------------------------   -------------------------
  Loss from investment operations
  Net investment loss (a)(e)...............................                                           (.01)
  Net gains or losses on securities (both realized and
    unrealized)(e).........................................                                          (1.02)
                                                                ------------------------   -------------------------
  Total from investment operations.........................                                          (1.03)
                                                                ------------------------   -------------------------
Net asset value, end of period.............................              $                          $11.28
                                                                ========================   =========================
Total return (%)(b)........................................                                          (8.37)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)...................              $                          $   65
Ratio of expenses to average net assets (d)
  With expense reimbursement (%)(c)........................                                           2.41
  Without expense reimbursement (%)(c).....................                                           5.78
Ratio of net investment loss to average net assets
  (%)(a)(c)................................................                                           (.04)
Portfolio turnover rate (%)................................                                             25


                                                   (a) Net investment
                                                   loss is net of expenses
                                                   reimbursed by Manager.
                                                   (b) Total return represents
                                                   aggregate total return and
                                                   does not reflect a sales
                                                   charge.
                                                   (c) Annualized
                                                   (d) Total expenses include
                                                   fees paid indirectly, if any,
                                                   through an expense offset
                                                   arrangement.
                                                   (e) Based on average shares
                                                   outstanding.

                                                     Account
                                                     Application

                                                     FUND USE ONLY
                                                     Account Number
                                                     Dealer/Branch/Rep
                                                     Account Type/Soc Cd

[IVY FUNDS LOGO]

       Please mail applications and checks to:  USE FOR
       ADVISOR
       Ivy Mackenzie Services Corp.,         CLASS ONLY
       P.O. Box 3022, Boca Raton, Florida 33431-0922
       This application should not be used for
       retirement accounts for which Ivy Fund (IBT) is
       custodian.
  1     REGISTRATION

       Name -------------------------
            -------------------------
            -------------------------

       Address -------------------------
       City ----------   State ---------- Zip -------
       Phone # (day) (     )
              --------------------------------------------
       Phone # (evening) (     )
              --------------------------------------------

         -- Individual          -- UGMA/UTMA              -- Sole proprietor
         -- Joint tenant        -- Corporation            -- Trust
         -- Estate              -- Partnership            -- Other
                                                          ------------------------------------
         Date of trust ---------------------------------  Minor's state of residence ---------------

  2     TAX I.D.

         Citizenship:     -- U.S.     -- Other (please specify): ----------

       Social security # ----   or   Tax identification # ----

       Under penalties of perjury, I certify by signing in Section 8 that: (1) the number shown in this section is my correct taxpayer identification number (TIN), and (2) I am not subject to backup withholding because: (a) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (b) the IRS has notified me that I am no longer subject to backup withholding.
       (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.) Please see the "Dividends, distributions and taxes" section of the Prospectus for additional information on completing this section.

  3     DEALER INFORMATION

       The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of Accumulation.

       Dealer name -----------------------------------

       Branch office address -------------------------
       City ----------   State ---------- Zip -------
       Representative's
       name ------------------------------------------------------------------
       Representative's # -----Representative's phone # -----
       Authorized signature of
       dealer -----------------------------------------------------------------

  4     INVESTMENTS

       A. Enclosed is my check ($10,000 minimum) for $ ---------- made payable to the appropriate fund.
          Please invest it in Advisor Class shares of the following fund(s):

         $ --------------- Ivy Asia Pacific Fund                $ --------------- Ivy International Fund II
         $ --------------- Ivy China Region Fund                $ --------------- Ivy International Small Companies
         $ --------------- Ivy Developing Nations Fund                            Fund
         $ --------------- Ivy European Opportunities Fund      $ --------------- Ivy Pan-Europe Fund
         $ --------------- Ivy Global Fund                      $ --------------- Ivy South America Fund
         $ --------------- Ivy Global Natural Resources Fund
         $ --------------- Ivy Global Science & Technology
                           Fund

       B. FOR DEALER USE ONLY

         Confirmed trade orders:   ------------------   ------------------   ------------------
                                     Confirm Number      Number of Shares        Trade Date

  5     DISTRIBUTION OPTIONS

      I would like to reinvest dividends and capital gains into additional shares in this account at net asset value unless a different option is checked below.

      A. --- Reinvest all dividends and capital gains into additional shares of a different Ivy fund account.

             Fund name: --------------------
             Account #: --------------------
      B. --- Pay all dividends in cash and reinvest capital gains into additional shares in this account or a different Ivy fund account.

             Fund name: --------------------
             Account #: --------------------
      C. --- Pay all dividends and capital gains in cash.

      I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, BE SENT
      TO: ----- the address listed in the registration
                ----- the special payee listed in Section 7A (by mail)
                ----- the special payee listed in Section 7B (by EFT)

  6     OPTIONAL SPECIAL FEATURES

      A. AUTOMATIC INVESTMENT METHOD (AIM)

      --- I wish to have my bank account listed in section 7B automatically debited via EFT on a predetermined frequency and invested into my Ivy Fund account listed below.

        1. Withdraw $ ---------------- for each time period indicated below and invest my bank proceeds in Advisor Class shares of the following Ivy fund:

           Fund name: --------------------
           Account #: --------------------
        2. Debit my bank account:
           --- Annually (on the --- day of the month of
           -----------------------).
           --- Semiannually (on the --- day of the months of
             --- and ---).
           --- Quarterly (on the --- day of the first/second/third
             month of each calendar quarter).               (CIRCLE ONE)
           --- Monthly*--- once per month on the --- day
                     --- twice per month on the ----- days
                     --- 3 times per month on the ----- days
                     --- 4 times per month on the ----- days
      B. SYSTEMATIC WITHDRAWAL PLANS (SWP)**

      --- I wish to have my Ivy Fund account automatically debited on a predetermined frequency and the proceeds sent to me per my instructions below.

          1. Withdraw ($250 minimum) $----- for each time period indicated below from the following Ivy Fund account:
             Fund name: --------------------

             Account #: --------------------

        2. Withdraw from my Ivy Fund account:
           --- Annually (on the ----- day of the month of
             ----------).
           ---Semiannually (on the ----- day of the months of
             ----- and -----).
           --- Quarterly (on the ----- day of the first/second/third
             month of each calendar quarter.                (CIRCLE ONE)
           --- Monthly*--- once per month on the --- day
                     --- twice per month on the ----- days
                     --- 3 times per month on the ----- days
                     --- 4 times per month on the ----- days

        3. I request the withdrawal proceeds be:
           --- sent to the address listed in the registration
           --- sent to the special payee listed in section 7A or 7B. --- invested into additional Advisor Class shares of a different Ivy Fund:

             Fund name: --------------------

             Account #: --------------------
      Note: A minimum balance of $10,000 is required to establish a SWP.

      6. OPTIONAL SPECIAL FEATURES (CONT.)

      C. FEDERAL FUNDS WIRE
         FOR REDEMPTION PROCEEDS**    --- yes    --- no

      By checking "yes" immediately above, I authorize IMSC to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B).

      D. TELEPHONE EXCHANGES**    --- yes    --- no

      By checking "yes" immediately above, I authorize exchanges by telephone among the Ivy funds upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
      If neither box is checked, the telephone exchange privilege will be provided automatically.

      E. TELEPHONIC REDEMPTIONS**    --- yes    --- no

      By checking "yes" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

      If neither box is checked, the telephone redemption privilege will be provided automatically.

      * There must be a period of at least seven calendar days between each investment (AIM)/withdrawal (SWP) period.
      ** This option may not be used if shares are issued in certificate form.

  7     SPECIAL PAYEE

      A. MAILING ADDRESS: Please send all disbursements to this payee:

      Name of bank or individual ----------
      Account # (if applicable) ----------
      Street ----------
      City ----------                    State -----                   Zip -----
      B. FED WIRE/EFT INFORMATION

      Financial institution ----------
      ABA # ----------
      Account # ----------
      Street ----------
      City ----------                    State -----                   Zip -----
                           (PLEASE ATTACH A VOIDED CHECK.)

  8     SIGNATURES

          Investors should be aware that the failure to check the "No" under
      Section 6D or 6E above means that the Telephone Exchange/ Redemption Privileges will be provided. The Fund employs reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to exchange shares" and "How to redeem shares" in the Prospectus for more information on these privileges.
          I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in
      Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.
          THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

      ---------------------------------------- --------------------
      Signature of Owner, Custodian, Trustee or                  Date
      Corporate Officer

      ---------------------------------------- --------------------
      Signature of Joint Owner, Co-Trustee or                    Date
      Corporate Officer

                          (Remember to sign Section 8)

                                                   DETACH ON PERFORATION TO MAIL

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-- QUOTRON SYMBOLS AND CUSIP NUMBERS


   -------------------------------------------------------------------------------------------------------
                           FUND                                    SYMBOL                   CUSIP
   -------------------------------------------------------------------------------------------------------
   Ivy Asia Pacific Fund - Advisor Class                             *                    465897312

   Ivy China Region Fund - Advisor Class                             *                    465897270

   Ivy Developing Nations Fund - Advisor Class                       *                    465897163

   Ivy European Opportunities Fund - Advisor Class                   *                    465898856

   Ivy Global Fund - Advisor Class                                   *                    465897239

   Ivy Global Natural Resources Fund - Advisor Class                 *                    465897221

   Ivy Global Science & Technology Fund - Advisor Class              *                    465897213

   Ivy International Fund II - Advisor Class                         *                    465897197

   Ivy International Small Companies Fund - Advisor
   Class                                                             *                    465897189

   Ivy Pan-Europe Fund - Advisor Class                               *                    465897155

   Ivy South America Fund - Advisor Class                            *                    465897171

   -------------------------------------------------------------------------------------------------------
   * Symbol not assigned as of this printing

(Ivy Funds Logo)

        -- HOW TO RECEIVE MORE
           INFORMATION ABOUT THE FUNDS


         Additional information about the Funds and their investments is contained in the Funds' Statement of Additional Information dated ____________, 2000 (the "SAI"), which is incorporated by reference into this Prospectus, and each Fund's annual and semiannual reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number.


         Ivy Mackenzie Distributors, Inc.
         Via Mizner Financial Plaza
         700 South Federal Highway
         Boca Raton, FL 33432
         800.456.5111


         Information about the Funds (including the SAI and annual and semiannual reports) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for further details). Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by electronic request at the following address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009.




          -- SHAREHOLDER
             INQUIRIES

             Please call
             Ivy Mackenzie
             Services Corp.,
             the Funds' transfer agent,
             regarding any other
             inquiries about the Funds
             at 800.777.6472.
             www.ivymackenzie.com
             E-mail:
             invest@ivymackenzie.com


         Investment Company Act File No. 811-1028



01INTLADV0499





--------
1 The word "fund" is sometimes used herein to mean an investment company or series thereof in general, and not IPEF or IEOF in particular. In addition, any actions cited in this Proxy Statement/Prospectus that are described as being taken by either IPEF or IEOF are actually taken by the Trust on behalf of the Fund. The information in this Proxy Statement/Prospectus concerning IPEF has been provided by (and is included herein in reliance upon) IPEF, and the information in this Proxy Statement/Prospectus concerning IEOF has been provided by (and is included herein in reliance upon) IEOF.

2 Class A, Class B and Class C shares of the Funds are offered through one Prospectus and Advisor Class shares of the Funds are offered through a separate Prospectus. Unless otherwise indicated, references in this Proxy Statement/Prospectus to the "Prospectus" relate to both documents.

3        Advisor   Class   shares  are  not   subject   to  any  sales   charges
         or Service/distribution (12b-1) fees.

4 The availability of IPOs is limited, and as IEOF's assets increase IPOs are likely to play a reduced role in the Fund's overall performance.

5 IMI voluntarily limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification and extraordinary expenses) to 1.95% of the Fund's average net assets, which may lower the Fund's expenses and increase its total return. For each of the next nine years, IMI has agreed to ensure that each Fund's expenses will not exceed 2.50% of its average net assets. Please refer to the table entitled "Comparison of Annual Fund Operations Expenses" below for information concerning each Fund's recent operating expenses (as a percentage of average net assets) for its Class A, Class B, Class C and Advisor Class shares.

6 Following the Reorganization, IPEF shareholders who wish to make additional purchases of IEOF shares may do so in accordance with the Prospectus.

7 Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. IEOF may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

                                     PART B

                                    IVY FUND

------------------------------------------------------------------------------
                       Statement of Additional Information

                                     [date]

------------------------------------------------------------------------------

Acquisition of the Assets of By and in Exchange for Shares of Ivy Pan-Europe Fund ("IPEF"), Ivy European Opportunities Fund ("IEOF"), a series of Ivy Fund (the "Trust") a series of the Trust Via Mizner Financial Plaza Via Mizner Financial Plaza 700 South Federal Highway 700 South Federal Highway Boca Raton, FL 33432 Boca Raton, FL 33432

This Statement of Additional Information is available to the shareholders of IPEF in connection with a proposed transaction whereby IEOF will acquire all or substantially all of the assets and all of the liabilities of IPEF in exchange for shares of IEOF (the "Reorganization").

This Statement of Additional Information of the Trust contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement of the Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. The Funds' Statements of Additional Information dated May ___, 2000 (one for the Funds' Class A, B and C shares and a second for the Funds' Advisor Class shares), which were filed with the Securities and Exchange Commission (the "Commission") via EDGAR on February 28, 2000 (File No. 2-17613) and are incorporated by reference herein.

2. Each Fund's Annual Report to shareholders for the fiscal year ended December 31, 1999, which were filed with the Commission via EDGAR on February 28, 2000 (File No. 811-01028) and are incorporated by reference herein.

3. The Pro Forma Combined Financial Statements as of December 31, 1999 (Unaudited) of IEOF and IPEF, included herewith.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated May ___, 2000 relating to the Reorganization may be obtained by writing IPEF at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, or by calling Ivy Mackenzie Distributors, Inc. (the Fund's distributor) at 1-800-456-5111. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                              IVY ASIA PACIFIC FUND
                              IVY CHINA REGION FUND
                           IVY DEVELOPING NATIONS FUND
                         IVY EUROPEAN OPPORTUNITIES FUND
                                 IVY GLOBAL FUND
                        IVY GLOBAL NATURAL RESOURCES FUND
                      IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                            IVY INTERNATIONAL FUND II
                     IVY INTERNATIONAL SMALL COMPANIES FUND
                               IVY PAN-EUROPE FUND
                             IVY SOUTH AMERICA FUND


                                    series of

                                    IVY FUND
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2000

         Ivy Fund (the "Trust") is an open-end management investment company that currently consists of twenty-one fully managed portfolios, each of which (except for Ivy South America Fund and Ivy International Strategic Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Class A, B and C shares of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Developing Nations Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Pan-Europe Fund and Ivy South America Fund, and to the Class A, B, C and I shares of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, and Ivy International Small Companies Fund (each a "Fund"). The other ten portfolios of the Trust are described in separate prospectuses and SAIs.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated May 1, 2000 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below. The Funds also offer Advisor Class shares, which are described in a separate prospectus and SAI that may also be obtained without charge from the Distributor.


                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                    Ivy Mackenzie Distributors, Inc. ("IMDI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                               INVESTMENT ADVISER
                     (for Ivy Global Natural Resources Fund)

                     Mackenzie Financial Corporation ("MFC")
                              150 Bloor Street West
                                    Suite 400
                                Toronto, Ontario
                                  CANADA M5S3B5
                            Telephone: (416) 922-5322

                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................4

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..................................4
         IVY EUROPEAN OPPORTUNITIES FUND.....................................4
         INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND.........6
         IVY GLOBAL FUND.....................................................8
         INVESTMENT RESTRICTIONS FOR IVY GLOBAL FUND.........................9
         IVY GLOBAL NATURAL RESOURCES FUND..................................11
         INVESTMENT RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND......11
         IVY GLOBAL SCIENCE & TECHNOLOGY FUND...............................14
         INVESTMENT RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND...15
         IVY INTERNATIONAL FUND II..........................................17
         INVESTMENT RESTRICTIONS FOR........................................18
         IVY INTERNATIONAL SMALL COMPANIES FUND.............................20
         INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL SMALL
            COMPANIES FUND..................................................21
         IVY PAN-EUROPE FUND................................................23
         INVESTMENT RESTRICTIONS FOR IVY PAN-EUROPE FUND....................24
         COMMON STOCKS......................................................26
         CONVERTIBLE SECURITIES.............................................26
         SMALL COMPANIES....................................................27
         NATURAL RESOURCES AND PHYSICAL COMMODITIES.........................27
         DEBT SECURITIES....................................................28
                  IN GENERAL................................................28
                  INVESTMENT-GRADE DEBT SECURITIES..........................28
                  LOW-RATED DEBT SECURITIES.................................29
                  U.S.GOVERNMENT SECURITIES.................................30
                  ZERO COUPON BONDS.........................................31
                  FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES...31
         ILLIQUID SECURITIES................................................32
         FOREIGN SECURITIES.................................................32
         DEPOSITORY RECEIPTS................................................33
         EMERGING MARKETS...................................................34
                  FOREIGN SOVEREIGN DEBT OBLIGATIONS........................35
                  BRADY BONDS...............................................36
         FOREIGN CURRENCIES.................................................36
         FOREIGN CURRENCY EXCHANGE TRANSACTIONS.............................37
         OTHER INVESTMENT COMPANIES.........................................38
         REPURCHASE AGREEMENTS..............................................38
         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS..................38
         COMMERCIAL PAPER...................................................39
         BORROWING..........................................................39
         WARRANTS...........................................................39
         REAL ESTATE INVESTMENT TRUSTS (REITS)..............................39
         OPTIONS TRANSACTIONS...............................................40
                  IN GENERAL................................................40
                  WRITING OPTIONS ON INDIVIDUAL SECURITIES..................41
                  PURCHASING OPTIONS ON INDIVIDUAL SECURITIES...............41
                  RISKS OF OPTIONS TRANSACTIONS.............................42
         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.................43
                  IN GENERAL................................................43
                  FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS....44
                  RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.........45
         SECURITIES INDEX FUTURES CONTRACTS.................................46
                  RISKS OF SECURITIES INDEX FUTURES.........................47
                  COMBINED TRANSACTIONS.....................................48

PORTFOLIO TURNOVER..........................................................48

TRUSTEES AND OFFICERS.......................................................48
         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI...........................61

INVESTMENT ADVISORY AND OTHER SERVICES......................................61
         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES...............61
         DISTRIBUTION SERVICES..............................................64
                  RULE 18F-3 PLAN...........................................66
                  RULE 12B-1 DISTRIBUTION PLANS.............................66
         CUSTODIAN..........................................................72
         FUND ACCOUNTING SERVICES...........................................72
         TRANSFER AGENT AND DIVIDEND PAYING AGENT...........................73
         ADMINISTRATOR......................................................73
         AUDITORS...........................................................73

BROKERAGE ALLOCATION........................................................74

CAPITALIZATION AND VOTING RIGHTS............................................75

SPECIAL RIGHTS AND PRIVILEGES...............................................77
         AUTOMATIC INVESTMENT METHOD........................................77
         EXCHANGE OF SHARES.................................................77
                  INITIAL SALES CHARGE SHARES...............................77
         CONTINGENT DEFERRED SALES CHARGE SHARES............................78
                  CLASS A...................................................78
                  CLASS B...................................................78
                  CLASS C...................................................79
                  CLASS I...................................................79
                  ALL CLASSES...............................................79
         LETTER OF INTENT...................................................80
         RETIREMENT PLANS...................................................80
                  INDIVIDUAL RETIREMENT ACCOUNTS............................81
                  ROTH IRAS.................................................82
                  QUALIFIED PLANS...........................................83
                  DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE
                     ORGANIZATIONS ("403(B)(7) ACCOUNT")....................84
                  SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS..................84
                  SIMPLE PLANS..............................................84
         REINVESTMENT PRIVILEGE.............................................84
         RIGHTS OF ACCUMULATION.............................................85
         SYSTEMATIC WITHDRAWAL PLAN.........................................85
         GROUP SYSTEMATIC INVESTMENT PROGRAM................................86

REDEMPTIONS.................................................................87

CONVERSION OF CLASS B SHARES................................................88

NET ASSET VALUE.............................................................88

TAXATION 90

         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS............91
         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES.............92
         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES.................92
         DEBT SECURITIES ACQUIRED AT A DISCOUNT.............................93
         DISTRIBUTIONS......................................................94
         DISPOSITION OF SHARES..............................................94
         FOREIGN WITHHOLDING TAXES..........................................95
         BACKUP WITHHOLDING.................................................96

PERFORMANCE INFORMATION.....................................................96
         AVERAGE ANNUAL TOTAL RETURN........................................96
         CUMULATIVE TOTAL RETURN...........................................109
         IVY GLOBAL FUND...................................................110
         IVY GLOBAL NATURAL RESOURCES FUND.................................110
         IVY GLOBAL SCIENCE & TECHNOLOGY FUND..............................111
         IVY INTERNATIONAL FUND II.........................................112
         IVY INTERNATIONAL SMALL COMPANIES FUND............................112
         IVY PAN-EUROPE FUND...............................................113
         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION.............113

FINANCIAL STATEMENTS.......................................................114

APPENDIX A.................................................................115

                               GENERAL INFORMATION


         Each Fund other than Ivy South America Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized is a Massachusetts business trust on December 21, 1983. Ivy South America Fund is organized as a separate, non-diversified portfolio of the Trust. Ivy Asia Pacific Fund commenced operations on January 1, 1997. Ivy China Region Fund commenced operations (Class A and Class B shares) on October 22, 1993; Class C commenced operations on April 30, 1996. Ivy Developing Nations Fund commenced operations (Class A and Class B shares) on November 1, 1994; Class C commenced operations on April 30, 1996. Ivy European Opportunities Fund commenced operations on May 3, 1999. Ivy Global Fund commenced operations (Class A shares) on April 18, 1991; Class B commenced operations on April 1, 1994; and Class C commenced operations on April 30, 1996. Ivy Global Natural Resources Fund and Ivy International Small Companies Fund commenced operations on January 1, 1997. Ivy Global Science & Technology Fund commenced operations on July 22, 1996. Ivy International Fund II and Ivy Pan-Europe Fund (Class A and Class B shares) commenced operations on May 13, 1997. Class C shares of Ivy Pan-Europe Fund were first issued on January 28, 1998. Ivy South America Fund commenced operations (Class A and Class B shares) on November 1, 1994; Class C commenced operations on April 30, 1996.

         Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any Fund may purchase are meant to describe the spectrum of investments that IMI, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. For example, IMI may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.


                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         Each Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional Information About Strategies and Risks." Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each Fund's investment techniques, are set forth below.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation.


IVY ASIA PACIFIC FUND

         The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which for purposes of this SAI are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

         The Fund may participate in markets throughout the Asia-Pacific region, and it is expected that the Fund will be invested at all times in at least three Asia-Pacific countries. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate issuers in emerging market countries, equity securities and investment grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's Investor Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P"), or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, Ivy Asia Pacific Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies that invest in securities issued in Asia-Pacific countries in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY ASIA PACIFIC FUND

         Ivy Asia Pacific Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(ii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(iv) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(v) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vi) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(vii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy Asia Pacific Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(iii)     sell securities short, except for short sales "against the box";

(iv) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets;

(v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account; or

(vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

                             IVY CHINA REGION FUND

         Ivy China Region Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to meet its objective primarily by investing in the equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region").

         The Fund normally invests at least 65% of its total assets in "Greater China growth companies," defined as companies that (a) that are organized in or for which the principal securities trading markets are in the China Region; (b) that have at least 50% of their assets in one or more China Region countries or derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries; or (c) that have at least 35% of their assets in China, Hong Kong or Taiwan, derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within these three countries, or have significant manufacturing or other operations in these countries. IMI's determination as to whether a company qualifies as a Greater China growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and currently expects to invest more than 50% of its total assets in Hong Kong.

         The balance of the Fund's assets ordinarily are invested in (i) certain investment-grade debt securities and (ii) the equity securities of "China Region associated companies," which are companies that do not meet the definition of a Greater China growth company, but whose current or expected performance, based on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its revenues and profits), is judged by IMI to be strongly associated with the China Region. The investment-grade debt securities in which the Fund may invest include (a) obligations of the U.S. Government or its agencies or instrumentalities, (b) obligations of U.S. banks and other banks organized and existing under the laws of Hong Kong, Taiwan or countries that are member of the Organization for Economic Cooperation and Development ("OECD"), (c) obligations denominated in any currency issued by international development institutions and Hong Kong, Taiwan and OECD member governments and their agencies and instrumentalities, and (d) corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, are considered by IMI to be of comparable quality), as well as repurchase agreements with respect to any of the foregoing instruments. The Fund may also invest in zero coupon bonds.

         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         Ivy China Region Fund may invest in sponsored or unsponsored ADRs, GDRs, ADSs, and GDSs, warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may reduce its position in Greater China growth companies and Greater China associated companies and increase its investment in cash and liquid debt securities, such as U.S. Government securities, bank obligations, commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY CHINA REGION FUND

         Ivy China Region Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval (as defined in the 1940 Act) of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus or this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy  China   Region   Fund  has  adopted   the   following   additional
restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  of
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vi) borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

(vii)     purchase securities on margin;

(viii)    sell securities short; or

(ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

                           IVY DEVELOPING NATIONS FUND

         Ivy Developing Nations Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options (subject to the restrictions set forth below), rights, and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs that are listed on stock exchanges or traded over-the-counter) of "Emerging Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above),
(b) that each (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

         The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as an Emerging Market growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company).

         For purposes of capital appreciation, Ivy Developing Nations Fund may invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

         The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY DEVELOPING NATIONS FUND

         Ivy Developing Nations Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus or this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Unless otherwise indicated, Ivy Developing Nations Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  of
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vi) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vii)     purchase securities on margin;

(viii)    sell securities short; or

(ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act a brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restrictions (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.


IVY EUROPEAN OPPORTUNITIES FUND

         The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. The Fund's subadviser, Henderson Investment Management Limited ("Henderson Investors"), will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country.

         The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. These may include securities issued pursuant to initial public offerings ("IPOs"). The Fund may engage in short-term trading. The Fund may also invest in sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), American
Depository  Shares  ("ADSs"),  European  Depository  Shares  ("EDSs") and Global
Depository Shares ("GDSs"). The Fund does not expect to concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P") or, if unrated, considered by Henderson Investors to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

         For temporary defensive purposes or when Henderson Investors believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson Investors to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

         The Fund may borrow money in accordance with the provisions of the 1940 Act. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         For hedging purposes, the Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

         For hedging purposes only, the Fund may engage in transactions in (and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

         Ivy European Opportunities Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy European Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadviser's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(iii)     purchase or sell real estate limited partnership interests;

(iv)      sell securities short, except for short sales "against the box";

(v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's subadviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(vii) make investments in securities for the purpose of exercising control over or management of the issuer; or

(viii) invest in interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs).

IVY GLOBAL FUND

         Ivy Global Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies throughout the world, with at least three different countries (one of which may be the United States) represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also invest in preferred stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         The Fund may invest in equity real estate investment trusts, warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities. The Fund may not invest more than 5% of its total assets in restricted securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, Ivy Global Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. The Fund may also write and buy straddles and spreads. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL FUND

         Ivy Global Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by its Prospectus.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy Global Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)       purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii)     invest in oil, gas and/or mineral exploration or development programs;

(iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(v) make investments in securities for the purpose of exercising control over or management of the issuer;

(vi) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Manager for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vii) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

(viii) purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities restricted as to disposition under the Federal securities laws; or

(ix) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in Section 12(d)(1) of the Investment Company Act of 1940 (the "1940 Act").

          The Fund does not interpret fundamental restriction (v) to prohibit investment in real estate investment trusts.

IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

         MFC believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

         For temporary defensive purposes, Ivy Global Natural Resources Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy puts, calls, straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in (a) commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI and (b) commodities relating to natural resources, as described in the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy Global Natural Resources Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(iii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(iv) invest in interests in oil, gas and/or mineral exploration or development programs;

(v)       sell securities short, except for short sales "against the box;"

(vi) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets; (vii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(viii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(ix) make investments in securities for the purpose of exercising control over or management of the issuer.

         Under the 1940 Act, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, IMI believes that these industries offer substantial opportunities for long-term capital appreciation. Investments made by the Fund may include securities issued pursuant to IPOs. The Fund may also engage in short-term trading.

         Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds. The fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) in other investment companies in accordance with the provisions of the 1940 Act and
(ii) up to 15% of its net assets in illiquid securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, Ivy Global Science & Technology Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of the value of its total assets.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund's investment objective, as set forth in the "Summary" section of the Prospectus, and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy Global Science & Technology Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  or
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

(vi)      purchase securities on margin;

(vii)     sell securities short, except for short sales "against the box"; or

(viii) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL FUND II

         Ivy International Fund II's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. IMI, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. IMI seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL FUND II

         Ivy International Fund II's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy International Fund II has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  of
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv)      sell securities short, except for short sales, "against the box;"

(v) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

(vi) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940;

(vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(viii) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations.

         Ivy International Fund II will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

         Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States. The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that IMI considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may purchase securities issued pursuant to IPOs. The Fund may engage in short-term trading.

         In selecting the Fund's investments, IMI will seek to identify securities that are attractively priced relative to their intrinsic value. The intrinsic value of a particular security is analyzed by reference to characteristics such as relative price-earnings ratio, dividend yield and other relevant factors (such as applicable financial, tax, social and political conditions).

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, Ivy International Small Companies Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy International Small Companies Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)       purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii)     invest in oil, gas and/or mineral exploration or development programs;

(iv) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vi) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(vii)     sell securities short, except for short sales "against the box;"

(viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(ix) make investments in securities for the purpose of exercising control over or management of the issuer; or

(x) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

IVY PAN-EUROPE FUND

         Ivy Pan-Europe Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. The Fund may also invest in sponsored or unsponsored ADRs, European Depository Receipts ("EDRs"), GDRs, ADSs, European Depository Shares ("EDSs") and GDSs. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may also purchase securities on a "when issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

         For temporary defensive purposes or when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P).

         For temporary or emergency purposes, Ivy Pan-Europe Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY PAN-EUROPE FUND

         Ivy Pan-Europe Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

         The Fund has elected to be classified as a diversified series of an open-end investment company.

(i) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(ii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(iv) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(v) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vi) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(vii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy Pan-Europe Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)       purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii)     invest in oil, gas and/or mineral exploration or development programs;

(iv) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vi) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(vii)     sell securities short, except for short sales "against the box";

(viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of IMI, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(ix) make investments in securities for the purpose of exercising control over or management of the issuer; or

(x) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.


IVY SOUTH AMERICA FUND

         Ivy South America Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in South America. Securities of South American issuers include (a) securities of companies organized under the laws of a South American country or for which the principal securities trading market is in South America; (b) securities that are issued or guaranteed by the government of a South American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in South America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate, however, in markets throughout Latin America, which for purposes of this SAI is defined as Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Columbia, Peru and Venezuela, which IMI believes are the most developed capital markets in South America. As a fundamental restriction, the Fund will not concentrate its investments in any particular industry.

         The Fund's equity investments consist of common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and warrants (any of which may be purchased through rights). The Fund's equity securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

         The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by South American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-grade (i.e., rated Ba or below by Moody's or BB or below by S&P, or considered by IMI to be of comparable quality), and are commonly referred to as "high yield" or "junk" bonds.

         To meet redemptions, or while the Fund is anticipating investments in South American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive or emergency purposes, the Fund may (i) invest without limitation in such instruments, and (ii) borrow from banks in accordance with the provisions of the 1940 Act (but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets).

         Ivy South America Fund may purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities. The Fund will treat as illiquid any South American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with South American debt conversion programs that are restricted to remittance of invested capital or profits.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

               INVESTMENT RESTRICTIONS FOR IVY SOUTH AMERICA FUND

         Ivy South America Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus or this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy South America Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  of
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets;

(vi) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vii)     purchase securities on margin;

(viii)    sell securities short; or

(ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund) but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

EQUITY SECURITIES

         Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.


CONVERTIBLE SECURITIES

         The convertible securities in which each Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

     SMALL COMPANIES

         Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

INITIAL PUBLIC OFFERINGS

         Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

NATURAL RESOURCES AND PHYSICAL COMMODITIES

         Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, that Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's portfolio of investments, MFC will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

         Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

         Ivy Global Natural Resources Fund's investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, MFC currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

DEBT SECURITIES

         IN GENERAL Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

         LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which a Fund could sell such securities, and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of IMI not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on IMI's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the best interest of each Fund to retain or dispose of such security. However, should any individual bond held by any Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

          U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

         ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to each Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its Custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

         Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.


         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.


         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

         The securities of foreign issuers in which each Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and related depository instruments, American Depository Shares ("ADSs"), Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.

         Although IMI intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

         ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

         Each Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect each Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which each Fund and its shareholders will benefit.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of each Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to each Fund's net asset value.

         Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of each Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of each Fund's cash and securities, each Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.


SECURITIES ISSUED IN ASIA-PACIFIC COUNTRIES

         Certain Asia-Pacific countries in which Ivy Asia Pacific Fund is likely to invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

         Investing in securities of issuers in Asia-Pacific countries involves certain considerations not typically associated with investing in securities issued in the United States or in other developed countries, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Asia-Pacific securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

         Certain Asia-Pacific countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

         The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

         Securities exchanges, issuers and broker-dealers in some Asia-Pacific countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Asia-Pacific securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

THE CHINA REGION

         Investors in Ivy China Region Fund should be aware that many of the China Region countries in which the Fund is likely to invest may be subject to a greater degree of economic, political and social instability than is the case in the United States or other developed countries. Among the factors causing this instability are (i) authoritarian governments or military involvement in political and economic decision making, (ii) popular unrest associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv) hostile relations with neighboring countries, (v) ethnic, religious and racial disaffection, and (vi) changes in trading status, any one of which could disrupt the principal financial markets in which the Ivy China Region Fund invests and adversely affect the value of its assets.

         China Region countries tend to be heavily dependent on international trade, as a result of which their markets are highly sensitive to protective trade barriers and the economic conditions of their principal trading partners (i.e., the United States, Japan and Western European countries). Protectionist trade legislation, reduction of foreign investment in China Region economies and general declines in the international securities markets could have a significant adverse effect on the China Region securities markets. In addition, certain China Region countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened risk in these countries that such adverse actions might be repeated.

         To the extent that any China Region country experiences rapid increases in its money supply or investment in equity securities for speculative purposes, the equity securities traded in such countries may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Finally, restrictions on foreign investment exists to varying degrees in some China Region countries. Where such restrictions apply, investments may be limited and may increase the Fund's expenses.

SOUTH AMERICAN SECURITIES.

         Investors in Ivy South America Fund should be aware that investing in the securities of South American issuers may entail risks relating to the potential political and economic instability of certain South American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

         The securities markets of South American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many South American securities markets and limited trading volume in the securities of South American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The Fund invests in securities denominated in currencies of South American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some South American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain South American countries may restrict the free conversion of their currencies into other countries. Further, certain South American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual South American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain South American countries have experienced high levels of inflation which can have a debilitating effect on the economy. Furthermore, certain South American countries may impose withholding taxes on dividends payable to a Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

         Certain South American countries such as Argentina and Brazil are among the world's largest debtors to commercial banks and foreign governments. At times, certain South American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

         Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

         Governments of many South American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect a Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. South American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.


FOREIGN SOVEREIGN DEBT OBLIGATIONS

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BRADY BONDS

         Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

FOREIGN CURRENCIES

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.


          Because each Fund normally will be invested in both U.S. and foreign securities markets, changes in each Fund's share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Each Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While each Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for each Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         Each Fund may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. Each Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). Each Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

BORROWING

         Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

     WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

     REAL ESTATE INVESTMENT TRUSTS (REITS)

         A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through Ivy Global Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

         IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligations in an OTC transaction, Fund would need to negotiate directly with the counterparty.

         Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See "Taxation."

         Each Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

         WRITING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may write (sell) covered call options on each Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, each Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, that Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may purchase a put option on an underlying security owned by that Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. Each Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

         Each Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. Each Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

          Each Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         Each Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         IN GENERAL. Each Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

         Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         When purchasing a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, each Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         Each Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Each Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         Each Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. Each Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

         Each Fund (except Ivy Global Natural Resources Fund) may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. Each Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         RISKS OF SECURITIES INDEX FUTURES. Each Fund's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

         Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, each Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although each Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

         When purchasing an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

         COMBINED TRANSACTIONS. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                               PORTFOLIO TURNOVER


         Each Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, each Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.


                              TRUSTEES AND OFFICERS

         Each Fund's Board of Trustees (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.


         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                             POSITION WITH     BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE             THE TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.          Trustee         Chairman, Dynamics Research
60 Concord Street                              Corp. (instruments and controls);
Wilmington, MA  01887                          Director, Burr-Brown Corp.
Age: 75                                        (operational amplifiers);
                                               Director, Metritage Incorporated
                                               (level measuring instruments);
                                               Trustee of Mackenzie Series Trust
                                               (1992-1998).

James W. Broadfoot             President       President, Ivy Management Inc.
700 South Federal Hwy.         and             (1996-present); Senior Vice
Suite 300                      Trustee         President, Ivy Management, Inc.
Boca Raton, FL  33432                          (1992-1996); Director and Senior
Age: 56                                        Vice President, Mackenzie
[*Deemed to be an                              Investment Management Inc. (1995-
"interested person"                            present); Senior Vice President,
of the Trust, as                               Mackenzie Investment Management
defined under the                              Inc. (1990-1995).
1940 Act.]

Paul H. Broyhill               Trustee         Chairman, BMC Fund, Inc.
800 Hickory Blvd.                              (1983-present); Chairman,
Golfview Park-Box 500                          Broyhill Family Foundation,
Lenoir, NC 28645                               Inc. (1983-Present); Chairman
Age:  75                                       and President, Broyhill
                                               Investments, Inc. (1983-present);
                                               Chairman, Broyhill Timber
                                               Resources (1983-present);
                                               Management of a personal
                                               portfolio of fixed-income and
                                               equity investments (1983-
                                               present); Trustee of Mackenzie
                                               Series Trust (1988-1998);
                                               Director of The Mackenzie Funds
                                               Inc. (1988-1995).

Keith J.  Carlson               Chairman       Senior Vice President of
700 South Federal Hwy.          and            Mackenzie Investment Management,
Suite 300                       Trustee        Inc. (1996-present); Senior Vice
Boca Raton, FL 33432                           President and Director of
Age: 42                                        Mackenzie Investment Management,
[*Deemed to be an                              Inc. (1994-1996); Senior Vice
"interested person"                            President and Treasurer of
of the Trust, as defined                       Mackenzie Investment Management,
under the                                      Inc. (1989-1994); Senior Vice
1940 Act.]                                     President and Director of Ivy
                                               Management Inc.  (1994-present);
                                               Senior Vice President, Treasurer
                                               and Director of Ivy Management
                                               Inc. (1992-1994); Vice President
                                               of The Mackenzie Funds Inc.
                                               (1987-1995); Senior Vice
                                               President and Director, Ivy
                                               Mackenzie Services Corp. (1996-
                                               present); President and Director
                                               of Ivy Mackenzie Services Corp.
                                               (1993-1996); Trustee and
                                               President of Mackenzie Series
                                               Trust (1996-1998); Vice President
                                               of Mackenzie Series Trust (1994-
                                               1998); Treasurer of Mackenzie
                                               Series Trust (1985-1994);
                                               President, Chief Executive
                                               Officer and Director of Ivy
                                               Mackenzie Distributors, Inc.
                                               (1994-present); Executive Vice
                                               President and Director of Ivy
                                               Mackenzie Distributors, Inc.
                                               (1993-1994); Trustee of Mackenzie
                                               Series Trust (1996-1998).

Stanley Channick                Trustee        President and Chief Executive
11 Bala Avenue                                 Officer, The Whitestone
Bala Cynwyd, PA 19004                          Corporation (insurance agency);
Age:  75                                       Chairman, Scott Management
                                               Company (administrative services
                                               for insurance companies);
                                               President, The Channick Group
                                               (consultants to insurance
                                               companies and national trade
                                               associations); Trustee of
                                               Mackenzie Series Trust (1994-
                                               1998); Director of The Mackenzie
                                               Funds Inc. (1994-1995).

Roy J. Glauber                  Trustee        Mallinckrodt Professor of
Lyman Laboratory                               Physics, Harvard University
of Physics                                     (1974-present); Trustee of
Harvard University                             Mackenzie Series Trust (1994-
Cambridge, MA 02138                            1997).
Age: 73

Dianne Lister                  Trustee         President and Chief Executive
556 University Avenue                          Officer, The Hospital for Sick
Toronto, Ontario L4J 2T4                       Children Foundation (1993-
                                               present); Chief Operating
                                               Officer, The Hospital for Sick
                                               Children Foundation (1992-1993);
                                               Executive Vice President, The
                                               Hospital for Sick Children
                                               Foundation (1991-1992).

Joseph G. Rosenthal            Trustee         Chartered Accountant
110 Jardin Drive                               (1958-present); Trustee of
Unit #12                                       Mackenzie Series Trust
Concord, Ontario Canada                        (1985-1998); Director of
L4K 2T7                                        The Mackenzie Funds Inc.
Age: 64                                        (1987-1995).

Richard N. Silverman            Trustee        Director, Newton-Wellesley
18 Bonnybrook Road                             Hospital; Director, Beth
Waban, MA  02168                               Israel Hospital; Director,
Age: 75                                        Boston Ballet; Director, Boston
                                               Children's Museum; Director,
                                               Brimmer and May School.

J. Brendan Swan                 Trustee       President, Airspray Inter-
4701 North Federal Hwy.                       national, Inc.; Joint Managing
Suite 465                                     Director, Airspray International
Pompano Beach, FL  33064                      B.V. (an environmentally sensitive
Age: 69                                       packaging company); Director of
                                              Polyglass LTD.; Director, The
                                              Mackenzie Funds Inc. (1992-1995);
                                              Trustee of Mackenzie Series Trust
                                              (1992-1998).

Edward M. Tighe                 Trustee        Chief Executive Officer, CITCO
5900 N. Andrews Avenue                         Technology Management, Inc.
Suite 700                                      ("CITCO") (computer software
Ft. Lauderdale, FL 33309                       development and consulting)
                                               (1999-present); President and
                                               Director, Global Technology
                                               Management, Inc. (CITCO's
                                               predecessor) (1992-1998);
                                               Managing Director, Global Mutual
                                               Fund Services, Ltd. (financial
                                               services firm); President,
                                               Director and Chief Executive
                                               Officer, Global Mutual Fund
                                               Services, Inc. (1994-present).

C. William Ferris               Secretary/     Senior Vice President,
700 South Federal Hwy.          Treasurer      Chief Financial Officer
Suite 300                                      and Secretary/Treasurer
Boca Raton, FL  33432                          of Mackenzie Investment
Age: 54                                        Management Inc. (1995-present);
                                               Senior Vice President, Finance
                                               and Administration/Compliance
                                               Officer of Mackenzie Investment
                                               Management Inc. (1989-1994);
                                               Senior Vice President,
                                               Secretary/ Treasurer and Clerk of
                                               Ivy Management Inc. (1994-
                                               present); Vice President,
                                               Finance/Administration and
                                               Compliance Officer of Ivy
                                               Management Inc. (1992-1994);
                                               Senior Vice President, Secretary/
                                               Treasurer and Director of Ivy
                                               Mackenzie Distributors, Inc.
                                               (1994-present); Secretary/
                                               Treasurer and Director of Ivy
                                               Mackenzie Distributors, Inc.
                                               (1993-1994); President and
                                               Director of Ivy Mackenzie
                                               Services Corp. (1996-present);
                                               Secretary/Treasurer and Director
                                               of Ivy Mackenzie Services Corp.
                                               (1993-1996);  Secretary/Treasurer
                                               of The Mackenzie Funds Inc.
                                               (1993-1995); Secretary/Treasurer
                                               of Mackenzie Series Trust
                                               (1994-1998).

                               COMPENSATION TABLE

                                    IVY FUND
                       (FISCAL YEAR ENDED DECEMBER 31, 1999)

                                   PENSION OR                     TOTAL
                                   RETIREMENT      ESTIMATED      COMPENSATION
                                   BENEFITS        ANNUAL         FROM TRUST
                  AGGREGATE        ACCRUED AS      BENEFITS       AND FUND
NAME,             COMPENSATION     PART OF FUND    UPON           COMPLEX PAID
POSITION          FROM TRUST       EXPENSES        RETIREMENT     TO TRUSTEES

John S.
 Anderegg, Jr.
(Trustee)

James W.
 Broadfoot
(Trustee and
 President)

Paul H.
 Broyhill
(Trustee)

Keith J.
 Carlson
(Trustee and
 Chairman)

Stanley
  Channick
(Trustee)

Frank W.
 DeFriece, Jr.
(Trustee)

Dianne Lister
(Trustee)

Roy J.
 Glauber
(Trustee)

Joseph G.
Rosenthal
(Trustee)

Richard N.
 Silverman
(Trustee)

J. Brendan
 Swan
 (Trustee)

C. William
 Ferris
(Secretary/
Treasurer)


*  The Fund complex consists of Ivy Fund and Mackenzie Solutions.

         TO  THE  KNOWLEDGE  OF  THE  TRUST,  AS  OF  ,  no  shareholder   owned
beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions [to be completed by amendment].

         As of ______________, the Officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding Class A, Class B, Class C, Class I and Advisor Class shares of each of the twenty-one Ivy funds that are series of the Trust, except that [to be completed by amendment].

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. Employees of IMI are permitted to engage in personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics and Business Conduct Policy (the "Code of Ethics"). The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which IMI believes complies with Rule 17j-1 under the 1940 Act, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions in certain securities may not be made, and requires the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.

                     INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI"). MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and whose shares are listed for trading on the TSE. MFC provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement, and IMI provides business management and investment advisory services to each of the other Funds pursuant to a Business Management and Investment Advisory Agreement (each an "Agreement"). IMI provides business management services to Ivy Global Natural Resources Fund pursuant to a Business Management Agreement (the "Management Agreement"). IMI also currently acts as manager and investment adviser to the other series of Ivy Fund and the five series of Mackenzies Solutions.


         The Agreements obligate IMI and MFC to make investments for the account of each Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI and MFC also determine the securities to be purchased or sold by each Fund and place orders with brokers or dealers who deal in such securities.

         Under the IMI Agreement and the Management Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to each Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by each Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies. IMI is also responsible for reviewing the activities of MFC to ensure that Ivy Global Natural Resources Fund is operated in compliance with its investment objectives and policies and with the 1940 Act.

         Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to .50% of the Fund's average net assets. As of February 1, 1999, Henderson also serves as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to .50% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

         Ivy Global Natural Resources Fund pays IMI a monthly fee for providing business management services at an annual rate of 0.50% of the Fund's average net assets. For investment advisory services, Ivy Global Natural Resources Fund pays MFC a monthly fee at an annual rate of 0.50% of its average net assets.


         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Natural Resources Fund paid IMI fees of $32,056, $20,977 and [ ], respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses in the amount of $25,180, $147,952 and [ ], respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid MFC fees of $32,056, $20,977 and [ ], respectively.

         Each other Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Asia Pacific Fund paid IMI fees of $10,473, $49,509 and [ ], respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $10,473, $167,194 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy China Region Fund paid IMI fees of $277,601, $187,381 and [ ], respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $18,377, $105,095 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Developing Nations Fund paid IMI fees of $284,290, $156,166 and [ ], respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $22,860, $200,839 and [ ], respectively.

         During the period from commencement (May 3, 1999) through December 31, 1999, Ivy European Opportunities Fund paid IMI fees of [ ]. During the same period, IMI reimbursed Fund expenses in the amount of [ ].

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Fund paid IMI fees of $383,981, $275,958 and [ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $98,102 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Science & Technology Fund paid IMI fees of $229,616, $280,079 and [ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $0 and [ ], respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997 and the fiscal years ended December 31, 1998 and 1999, Ivy International Fund II paid IMI fees of $413,862, $1,356,028 and [ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $123,177, $186,536 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy International Small Companies Fund paid IMI fees of $28,799, $34,504 and [ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $28,799, $134,787 and [ ], respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997 and the fiscal years ended December 31, 1998 and 1999, Ivy Pan-Europe Fund paid IMI fees of $1,974, $43,978 and [ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $1,974, $148,399 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy South America Fund paid IMI fees of $94,278, $53,857 and [ ], respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, IMI reimbursed Fund expenses of $68,548, $145,687 and [ ], respectively.


         Under the Agreements, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and
(13) fees and expenses of membership in industry organizations.

         IMI currently limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 1.95% of that Fund's average net assets, which may lower each Fund's expenses and increase its yield.

         The Agreements will continue in effect with respect to each Fund from year to year, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected with respect to each Fund only if approved by the affirmative vote of a majority of the outstanding voting securities of that Fund. See "Capitalization and Voting Rights."

         The Agreements may be terminated with respect to each Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of a Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. Each Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

         IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of each Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the "Distribution Agreement"). IMDI distributes shares of each Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

         Each Fund has authorized IMDI to accept on its behalf purchase and redemption orders. IMDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's Net Asset Value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Pursuant to the Distribution Agreement, IMDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in each Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, IMDI may reallow to dealers such concession as IMDI may determine from time to time. In addition, IMDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

         Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.


         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy Asia Pacific Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy Asia Pacific Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy Asia Pacific Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy China Region Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy China Region Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemption of Class C shares of Ivy China Region Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy Developing Nations Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy Developing Nations Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy Developing Nations Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy European Opportunities Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy European Opportunities Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy European Opportunities Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy Global Fund [ ] in sales commissions, of which [ ] was retained after dealer Allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy Global Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy Global Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy Global Natural Resources Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy Global Natural Resources Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy Global Natural Resources Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy Global Science & Technology Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy Global Science & Technology Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy Global Science & Technology Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy International Fund II [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy International Fund II. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy International Fund II.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy International Small Companies Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy International Small Companies Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy International Small Companies Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy Pan-Europe Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy Pan-Europe Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy Pan-Europe Fund.

         During the fiscal year ended December 31, 1999, IMDI received from sales of Class A shares of Ivy South America Fund [ ] in sales commissions, of which [ ] was retained after dealer allowances. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class B shares of Ivy South America Fund. During the fiscal year ended December 31, 1999, IMDI received [ ] in CDSCs on redemptions of Class C shares of Ivy South America Fund.


         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of each Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of each Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

         RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to each Fund's Class A, Class B and Class C shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit each Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of any Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

         Under each Plan, each Fund pays IMDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, as the case may be. This fee constitutes reimbursement to IMDI for fees paid by IMDI. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

         Under each Fund's Class B and Class C Plans, each Fund also pays IMDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. This fee constitutes compensation to IMDI and is not dependent on IMDI's expenses incurred. IMDI may reallow to dealers all or a portion of the service and distribution fees as IMDI may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IMDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

         Among other things, each Plan provides that (1) IMDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.


         IMDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by each Fund. IMDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers banks, investment advisers, financial institutions and other entities for services rendered in the distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker or other party if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IMDI.


         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

         The Class B Plan and underwriting agreement were amended effective March 16, 1999 to permit IMDI to sell its right to receive distribution fees under the Class B Plan and CDSCs to third parties. IMDI enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. In connection with such amendments, the Trust has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into shares of another class) for any reason (including a termination of the underwriting agreement) except:

(i) to the extent required by a change in the 1940 Act, the rules or regulations under the 1940 Act, or the Conduct Rules of the NASD, in each case enacted, issued, or promulgated after March 16, 1999;

(ii) on a basis which does not alter the amount of the distribution payments to IMDI computed with reference to Class B shares the date of original issuance of which occurred on or before December 31, 1998;

(iii)     in connection  with a Complete  Termination (as defined in the Class B
          Plan); or

(iv) on a basis determined by the Board of Trustees acting in good faith so long as (a) neither the Trust nor any successor trust or fund or any trust or fund acquiring a substantial portion of the assets of the Trust (collectively, the "Affected Funds") nor the sponsors of the Affected Funds pay, directly or indirectly, as a fee, a trailer fee, or by way of reimbursement, any fee, however denominated, to any person for personal services, account maintenance services or other shareholder services rendered to the holder of Class B shares of the Affected Funds from and after the effective date of such modification or termination, and (b) the termination or modification of the distribution fee applies with equal effect to all outstanding Class B shares from time to time of all Affected Funds regardless of the date of issuance thereof.

         In the amendments to the underwriting agreement, the Trust has also agreed that it will not take any action to waive or change any CDSC in respect of any Class B share the date of original issuance of which occurred on or before December 31, 1998, except as provided in the Trust's prospectus or statement of additional information, without the consent of IMDI and its transferees.


         During the fiscal year ended December 31, 1999, Ivy Asia Pacific Fund paid IMDI [ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Asia Pacific Fund paid IMDI [ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI [ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Asia Pacific Fund: advertising [ ]; printing and mailing of prospectuses to persons other than current shareholders, [ ]; compensation to dealers, [ ]; compensation to sales personnel, [ ]; seminars and meetings, [ ]; travel and entertainment, $[ ]; general and administrative, [ ]; telephone, [ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Asia Pacific Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Asia Pacific Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy China Region Fund paid IMDI [ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy China Region Fund paid IMDI [ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI [ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy China Region Fund: advertising [ ]; printing and mailing of prospectuses to persons other than current shareholders, [ ]; compensation to dealers, [ ]; compensation to sales personnel, [ ]; seminars and meetings, [ ]; travel and entertainment, $[ ]; general and administrative, [ ]; telephone, [ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy China Region Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy China Region Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy Developing Nations Fund paid IMDI [ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Developing Nations Fund paid IMDI [ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI [ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Developing Nations Fund: advertising [ ]; printing and mailing of prospectuses to persons other than current shareholders, [ ]; compensation to dealers, [ ]; compensation to sales personnel, [ ]; seminars and meetings, [ ]; travel and entertainment, $[ ]; general and administrative, [ ]; telephone, [ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Developing Nations Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Developing Nations Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy European Opportunities Fund paid IMDI [ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy European Opportunities Fund paid IMDI [ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI [ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy European Opportunities
Fund: advertising [ ]; printing and mailing of prospectuses to persons other than current shareholders, [ ]; compensation to dealers, [ ]; compensation to sales personnel, [ ]; seminars and meetings, [ ]; travel and entertainment, $[ ]; general and administrative, [ ]; telephone, [ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy European Opportunities
Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy European Opportunities
Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy Global Fund paid IMDI [ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Global Fund paid IMDI [ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI [ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Global Fund: advertising [ ]; printing and mailing of prospectuses to persons other than current shareholders, [ ]; compensation to dealers, [ ]; compensation to sales personnel, [ ]; seminars and meetings, [ ]; travel and entertainment, $[ ]; general and administrative, [ ]; telephone, [ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Global Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Global Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid IMDI $[ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid IMDI $[ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $[ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Global Natural Resources
Fund: advertising $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Global Natural Resources
Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Global Natural Resources
Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy Global Science & Technology Fund paid IMDI $[ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999 Ivy Global Science & Technology Fund paid IMDI $[ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $[ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Global Science & Technology
Fund: advertising $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Global Science & Technology
Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Global Science & Technology
Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy International Fund II paid IMDI $[ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999, Ivy International Fund II paid IMDI $[ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $[ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy International Fund II: advertising $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy International Fund II: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ], and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy International Fund II: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ] compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid IMDI $[ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid IMDI $[ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1998, the Fund paid IMDI $[ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy International Small Companies Fund: advertising $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy International Small Companies Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy International Small Companies Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy Pan-Europe Fund paid IMDI $[ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999, Ivy Pan-Europe Fund paid IMDI $[ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $[ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy Pan-Europe Fund: advertising $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy Pan-Europe Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy Pan-Europe Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ] and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, Ivy South America Fund paid IMDI $[ ] pursuant to its Class A plan. During the fiscal year ended December 31, 1999, Ivy South America Fund paid IMDI $[ ] pursuant to its Class B plan. During the fiscal year ended December 31, 1999, the Fund paid IMDI $[ ] pursuant to its Class C plan.

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class A shares of Ivy South America Fund:
advertising $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental, $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class B shares of Ivy South America Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general and administrative, $[ ]; telephone, $[ ]; and occupancy and equipment rental $[ ].

         During the fiscal year ended December 31, 1999, IMDI expended the following amounts in marketing Class C shares of Ivy South America Fund: advertising, $[ ]; printing and mailing of prospectuses to persons other than current shareholders, $[ ]; compensation to dealers, $[ ]; compensation to sales personnel, $[ ]; seminars and meetings, $[ ]; travel and entertainment, $[ ]; general administrative, $[ ]; telephone, $[ ] and occupancy and equipment rental, $[ ].


         Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

         If the Distribution Agreement or the Distribution Plans are terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the assets of each Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, the Custodian may receive, as partial payment for its services to each Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for each Fund. As compensation for those services, each Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.


          During the fiscal year ended December 31, 1999, Ivy Asia Pacific Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy China Region Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Developing Nations Fund paid MIMI $[ ] under the agreement.

          During  the  fiscal  year  ended   December  31,  1999,  Ivy  European
Opportunities Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Global Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Global Science & Technology Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy International Fund II paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Pan-Europe Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy South America Fund paid MIMI $[ ] under the agreement.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for each Fund. Under the Agreement, each Fund pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B, Class C and Advisor Class account. Each Fund with Class I shares pays a monthly fee at an annual rate of $10.25 per open Class I account. In addition, each Fund pays a monthly fee at an annual rate of $4.58 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Asia Pacific Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy China Region Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Developing Nations Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy European Opportunities Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Natural Resources Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Science & Technology Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy International Fund II totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy International Small Companies Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Pan-Europe Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy South America Fund totaled $[ ]. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to each Fund. As compensation for these services, each Fund (except with respect to its Class I shares) pays MIMI a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. Each Fund with Class I shares pays MIMI a monthly fee at the annual rate of 0.01% of its average daily net assets for Class I. Such fees for the fiscal year ended December 31, 1999 for Ivy Asia Pacific Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy China Region Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Developing Nations Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy European Opportunities Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Natural Resources Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Science & Technology Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy International Fund II totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy International Small Companies Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Pan-Europe Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy South America Fund totaled $[ ].

         Outside of providing administrative services to the Trust, as described above, MIMI may also act on behalf of IMDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of each Fund.

AUDITORS

         [ ], independent public accountants, has been selected as auditors for the Trust. The audit services performed by [ ] include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.


                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, IMI (or for Global Natural Resources Fund, MFC) places orders for the purchase and sale of each Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Funds for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI (or
MFC) attempts to deal directly with the principal market makers, except in those circumstances where IMI (or MFC) believes that a better price and execution are available elsewhere.

         IMI (or MFC) selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI (or MFC) in servicing all of its accounts. In addition, not all of these services may be used by IMI (or MFC) in connection with the services it provides to the Fund or the Trust. IMI (or MFC) may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI (or MFC) will not, however, execute brokerage transactions other than at the best price and execution.


         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Asia Pacific Fund paid brokerage commissions of $18,500, $75,104 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy China Region Fund paid brokerage commissions of $70,846, $112,289 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Developing Nations Fund paid brokerage commissions of $170,306, $83,565 and [ ], respectively.

         During the period from commencement of operations (May 3, 1999) through December 31, 1999, Ivy European Opportunities Fund paid brokerage commissions of $[ ].

         During the fiscal years ended  December 31,  1997,  1998 and 1999,  Ivy
Global  Fund  paid  brokerage   commissions  of  $123,985,   $76,661  and  [  ],
respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Natural Resources Fund paid brokerage commissions of $128,646, $49,752 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Science & Technology Fund paid brokerage commissions of $99,546, $110,302 and [ ], respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997, and the fiscal years ended December 31, 1998 and 1999, Ivy International Fund II paid brokerage commissions of $332,022, $225,584 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy International Small Companies Fund paid brokerage commission of $14,913, $5,087 and [ ] , respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997, and the fiscal years ended December 31, 1998 and 1999, Ivy Pan-Europe Fund paid brokerage commissions of $491, $11,639 and [ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy South America Fund paid brokerage commissions of $17,213, $19,922 and [ ], respectively.

         Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.


         Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI (or MFC) deems to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                        CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.


         The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized twenty-one series, each of which represents a fund. Pursuant to the Declaration of Trust, the Trustees may terminate any Fund upon written notice to shareholders. This might occur, for example, if a Fund did not reach or failed to maintain an economically viable size. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy International Fund and Ivy Money Market Fund and Class A, Class B, Class C and Advisor Class shares for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy China Region Fund, Ivy Cundill Value Fund, Ivy Developing Nations
Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy Pan-Europe Fund, Ivy South America Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy [ ] Fund, as well as Class I shares for Ivy Bond Fund, Ivy Cundill Value Fund, Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund and Ivy [ ] Fund.


         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                          SPECIAL RIGHTS AND PRIVILEGES

         The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.


         Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by IMDI. These funds are: Ivy Bond Fund, Ivy Cundill Value Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Strategic Bond Fund, Ivy Money Market Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy [ ] Fund (the other ten series of the Trust). (Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.


AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class
I. The minimum initial and subsequent investment under this method is $50 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

         As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Ivy funds (except Ivy International Fund unless they have an existing Ivy International Fund account). Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

         INITIAL SALES CHARGE SHARES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their shares for shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

         Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners Financial Services of America, Inc. This privilege will apply on to Class A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid (the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative - Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IMDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege. Additional information on sales charge reductions or waivers may be obtained from IMDI at the address listed on the cover of this Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGE SHARES

         CLASS A: Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new Class A shares.

         For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new Class A shares.

         CLASS B: Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Ivy fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

         Class B shares of any Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to that Fund's CDSC schedule (or period) if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

         For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.


         The following CDSC table applies to Class B shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy China Region Fund, Ivy Cundill Value Fund, Ivy Developing Nations Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy Pan-Europe Fund, Ivy South America Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund, and Ivy [ ] Fund.


                             CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF DOLLAR AMOUNT SUBJECT TO CHARGE
YEAR SINCE PURCHASE
First                                            5%
Second                                           4%
Third                                            3%
Fourth                                           3%
Fifth                                            2%
Sixth                                            1%
Seventh and thereafter                           0%

         CLASS C: Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Ivy fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within one year of the date of purchase.)

         CLASS I: Subject to the restrictions set forth in the following paragraph, Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy Fund on the basis of the relative net asset value per share.

         ALL CLASSES: The minimum value of shares which may be exchanged into an Ivy fund in which shares are not already held is $1,000 ($5,000,000 in the case of Class I shares). No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($250,000 in the case of Class I shares).

         Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

         An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

LETTER OF INTENT


         Reduced sales charges apply to initial investments in Class A shares of any Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of a Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of a Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy China Region Fund, Ivy Cundill Value Fund, Ivy Developing Nations Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy Pan-Europe Fund, Ivy South America Fund, Ivy US BLUE CHIP FUND, IVY US EMERGING GROWTH FUND, AND IVY [ ] FUND (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.


RETIREMENT PLANS

         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee               no fee
         Retirement Plan Annual Maintenance Fee        $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

         The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.


         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account.


         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAS: Shares of each Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.


         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

REINVESTMENT PRIVILEGE

         Shareholders who have redeemed Class A shares of any Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the same Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

         Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

RIGHTS OF ACCUMULATION

         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of each Fund. See "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code). Rights of Accumulation are also applicable to current purchases of all of the funds of Ivy Fund (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of such funds (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IMDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for all funds other than Ivy Bond; or $100,000 or more for Ivy Bond Fund.

         At the time an investment takes place, IMSC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

SYSTEMATIC WITHDRAWAL PLAN

         A  shareholder  (except  shareholders  with  accounts  in  Class I) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must have at least $5,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

         Class A shares of each Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

                                   REDEMPTIONS

         Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC, less any applicable CDSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.

         The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1000 in any Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                          CONVERSION OF CLASS B SHARES

         As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of the same Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed by dividing the value of that Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining each Fund's aggregate net assets, receivables are valued at their realizable amounts. Each Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.


         A  security  listed or traded on a  recognized  stock  exchange  or The
Nasdaq Stock Market, Inc. ("Nasdaq") is valued at the security's last quoted sale price on the exchange on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. All other securities for which OTC market quotations are readily available are valued at the Calculated Mean.


         A debt security normally is valued on the basis of quotes obtained from at least two dealers (or one dealer who has made a market in the security) or pricing services that take into account appropriate valuation factors. Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value.

         An exchange-traded option is valued at the last sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last sale price on the other exchange(s). If there were no sales on any exchange, the option shall be valued at the Calculated Mean, if possible, and otherwise at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. An OTC option is valued at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price.


         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange (e.g., any of the national business holidays identified below). If events materially affecting the value of a Fund's portfolio securities occur between the time when a foreign exchange closes and the time when that Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by IMI in accordance with procedures approved by the Board.


         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of a Fund's Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by IMSC or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares. The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

                                    TAXATION


         The following is a general discussion of certain tax rules thought to be applicable with respect to each Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in any Fund. The Funds are not managed for tax-efficiency.


         Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by each Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which each Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by each Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by each Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, each Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

         Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         Each  Fund  generally  will be  required  to  distribute  dividends  to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by each Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from each Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

         Each Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to each Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in any Fund.

                             PERFORMANCE INFORMATION

         Performance information for the classes of shares of each Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of each Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of that Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T){superscript n} = ERV

Where:  P        =  a hypothetical initial payment of $1,000 to purchase shares of a specific class

        T        =  the average annual total return of shares of that class

        n        =  the number of years

        ERV      =  the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

         For purposes of the above computation for each Fund, it is assumed that all dividends and capital gains distributions made by that Fund are reinvested at net asset value in additional shares of the same class during the designated period. In calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable CDSC imposed upon redemption of Class B or Class C shares held for the period is deducted. Standardized Return quotations for each Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         Each Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

         The following tables summarize the calculation of Standardized and Non-Standardized Return for the Class A, Class B, Class C and Class I (where applicable) shares of each Fund for the periods indicated. In determining the average annual total return for a specific class of shares of each Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of each Fund, the account fee used for purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the Fund.


                              IVY ASIA PACIFIC FUND

                              STANDARDIZED RETURN[*]
                          CLASS A[1]        CLASS B[2]         CLASS C[3]
Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999:

                            NON-STANDARDIZED RETURN[**]
                          CLASS A[4]        CLASS B[5]         CLASS C[6]

Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999:


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (and Class A, Class B and Class C shares of the Fund) was January 1, 1997.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ]% and [ ]%, respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ]% and [ ]%, respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ]% and [ ]%, respectively.

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 199 and the one year ended December 31, 1999 would have been [ ]% and [ ]%, respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ]% and [ ]%, respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ]% and [ ]%, respectively.

                                       IVY CHINA REGION FUND

                                      STANDARDIZED RETURN[*]
                          CLASS A[1]        CLASS B[2]            CLASS C[3]
Year ended
December 31, 1999

Five years ended
December 31, 1999

 Inception [#] to year
ended December 31, 1999[7]:


                                    NON-STANDARDIZED RETURN[**]
                          CLASS A[4]        CLASS B[5]            CLASS C[6]
Year ended
December 31, 1999

Five years ended
December 31, 1999

Inception [#] to year
ended December 31, 1999[7]:


         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (and Class A and Class B shares of the Fund) was October 22, 1993. The inception date for Class C shares was April 30, 1996.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ] respectively. (Since the inception date for Class C shares was April 30, 1996, there were no outstanding Class C shares for the duration of the five year period ended December 31, 1999.)

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been [ ], respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year and five years ended December 31, 1999 would have been [ ], respectively

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively. (Since the inception date for Class C shares was April 30, 1996, there were no Class C shares outstanding for the five year period ended December 31, 1999.)

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                            IVY DEVELOPING NATIONS FUND

                              STANDARDIZED RETURN[*]
                          CLASS A[1]        CLASS B[2]         CLASS C[3]

Year ended
December 31, 1999:

Inception [#] to year
ended December 31,
1999[7]:

                            NON-STANDARDIZED RETURN[**]
                          CLASS A[4]        CLASS B[5]         CLASS C[6]

Year ended
December 31, 1999:

Inception [#] to year
ended December 31, 1999[7]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (Class A and Class B shares) was November 1, 1994. The inception date for Class C shares of the Fund was April 30, 1996.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1998 would have been[ ], respectively.

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                                 IVY EUROPEAN OPPORTUNITIES FUND

                                     STANDARDIZED RETURN[*]
                  CLASS A[1]     CLASS B[2]         CLASS C[3]        CLASS I[4]

Inception [#] to year
ended December 31,
1999[7]:

                                   NON-STANDARDIZED RETURN[**]
                  CLASS A[5]     CLASS B[6]         CLASS C[7]        CLASS I[4]

Inception [#] to year
ended December 31,
1999[8]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund was May 3, 1999.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 would have been [ ].

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 would have been [ ].

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 would have been [ ].

         [ ] Class I shares are not subject to an initial sales charge or a CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. [However, there were no outstanding Class I shares during the periods indicated.]

         [5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 would have been [ ].

         [6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 would have been [ ].

         [7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 would have been [ ].

         [8] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.


                                          IVY GLOBAL FUND
                                      STANDARDIZED RETURN[*]
                          CLASS A[1]        CLASS B[2]         CLASS C[3]
Year ended
December 31, 1999

Five years ended
December 31, 1999

Inception [#] to year
ended December 31,
1999[8]:

                                    NON-STANDARDIZED RETURN[**]
                          CLASS A[4]        CLASS B[5]         CLASS C[6]
Year ended
December 31, 1999

Five years ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999[8]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (Class A shares) was April 18, 1991. The inception dates for the Class B and Class C shares of the Fund were April 1, 1994 and April 30, 1996, respectively. Until December 31, 1994, Mackenzie Investment Management Inc. served as investment adviser to the Fund.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one and five year periods ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the five year period ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year period ended December 31, 1999 would have been [ ], respectively. (Since the inception date for Class C shares was April 30, 1996, there were no outstanding Class C shares for the duration of the five year period ended December 31, 1999.)

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one and five year periods ended December 31, 1999 would have been [ ], respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one and five year periods ended December 31, 1999 would have been [ ], respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year period ended December 31, 1999 would have been [ ], respectively. (Since the inception date for Class C shares was April 30, 1996, there were no outstanding Class C shares for the duration of the five year period ended December 31, 1999.)

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                                 IVY GLOBAL NATURAL RESOURCES FUND
                                      STANDARDIZED RETURN[*]
                          CLASS A[1]        CLASS B[2]         CLASS C[3]

Year ended December 31, 1999:

Inception [#] to year
ended December 31,
1999[7]:

                                    NON-STANDARDIZED RETURN[**]
                          CLASS A[4]        CLASS B[5]         CLASS C[6]
Year ended
December 31, 1999:

Inception [#] to year
ended December 31, 1999[7]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund was January 1, 1997.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                      IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                             STANDARDIZED RETURN[*]
                 CLASS A[1]      CLASS B[2]       CLASS C[3]         CLASS I[4]

Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999: [8]

                           NON-STANDARDIZED RETURN[**]
                CLASS A[5]      CLASS B[6]        CLASS C[7]         CLASS I[4]

Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999:[8]

         [*] The Standardization Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period. Class I shares are not subject to an initial sales charge or a CDSC; therefore, the Non-Standardized Return Figures would be identical to the Standardized Return Figures.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (and Class A, Class B, Class C and Class I shares of the Fund) was July 22, 1996.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [4] Class I shares are not subject to an initial sales charge or a CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

         [5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [8] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                            IVY INTERNATIONAL FUND II
                             STANDARDIZED RETURN[*]
              CLASS A[1]        CLASS B[2]         CLASS C[3]        CLASS I[4]

Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999[8]:

                           NON-STANDARDIZED RETURN[**]
                 CLASS A[5]      CLASS B[6]       CLASS C[7]         CLASS I[4]

Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999[8]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period. Class I shares are not subject to an initial sales change or to a CDSC; therefore, the Non-Standardized Return Figures would be identical to the Standardized Return Figures.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (and Class A, Class B, Class C and Class I shares of the Fund) was May 13, 1997.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [4] Class I shares are not subject to an initial sales charge or a CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

         [5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [8] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                     IVY INTERNATIONAL SMALL COMPANIES FUND
                             STANDARDIZED RETURN[*]
                 CLASS A[1]        CLASS B[2]      CLASS C[3]        CLASS I[4]

Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999:

                           NON-STANDARDIZED RETURN[**]
                CLASS A[5]        CLASS B[6]         CLASS C[7]       CLASS I[4]

Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999:


         [*] The Standardization Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for Ivy International Small Companies Fund (and Class A, Class B, Class C and Class I shares of the Fund) was January 1, 1997.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [4] Class I shares are not subject to an initial sales charge or a CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

         [5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

                               IVY PAN-EUROPE FUND
                             STANDARDIZED RETURN[*]
                          CLASS A[1]        CLASS B[2]         CLASS C[3]

Year ended
December 31, 1999:

Inception [#] to year
ended December 31,
1999[7]:

                           NON-STANDARDIZED RETURN[**]
                          CLASS A[4]        CLASS B[5]         CLASS C[6]
Year ended
December 31, 1999:

Inception [#] to
year ended
December 31, 1999[7]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (Class A and Class B shares) was May 13, 1997. Class C shares were first offered on January 29, 1998.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 would have been [ ].

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 would have been [ ].

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                             IVY SOUTH AMERICA FUND
                             STANDARDIZED RETURN[*]
                     CLASS A[1]           CLASS B[2]              CLASS C[3]

Year ended
December 31, 1999

 Inception [#]
to year ended
December 31, 1999[7]:

                                  NON-STANDARDIZED RETURN[**]
                     CLASS A[4]              CLASS B[5]              CLASS C[6]

Year ended
December 31, 1999

Inception [#] to
year ended
December 31, 1999[7]:

         [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or C shares held for the period.

         [**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

         [#] The inception date for the Fund (Class A and Class B shares) was November 1, 1994. The inception date for Class C shares was April 30, 1996.

         [1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class A shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class B shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [6] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-Standardized Return for Class C shares for the period from inception through December 31, 1999 and the one year ended December 31, 1999 would have been [ ], respectively.

         [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.


         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of a particular Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

Where:    C        =  cumulative total return

          P        =  a hypothetical initial investment of $1,000 to purchase shares of a specific class

          ERV         = ending  redeemable  value:  ERV is
                      the   value,   at  the  end  of  the
                      applicable period, of a hypothetical
                      $1,000   investment   made   at  the
                      beginning of the applicable period.


                             IVY ASIA PACIFIC FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                                                          SINCE INCEPTION[*]
                                     ONE YEAR

          Class A
          Class B
          Class C

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                                                          SINCE INCEPTION[*]
                                     ONE YEAR

          Class A
          Class B
          Class C

---------------------------

[*] The inception date for the Fund (Class A, Class B and Class C shares) was January 1, 1997.

                              IVY CHINA REGION FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

               ONE YEAR               FIVE YEARS              SINCE INCEPTION[*]
Class A
Class B
Class C

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

               ONE YEAR               FIVE YEARS              SINCE INCEPTION[*]
Class A
Class B
Class C

---------------------------

[*] The inception date for the Fund (Class A and Class B shares) was October 23, 1993. The inception date for Class C shares of the Fund was April 30, 1996.

                           IVY DEVELOPING NATIONS FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                                                                    SINCE

                                         ONE YEAR                INCEPTION[*]
Class A
Class B
Class C

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                                                                    SINCE

                                         ONE YEAR                INCEPTION[*]
Class A
Class B
Class C

---------------------------

         [*] The inception date for the Fund (Class A and Class B shares) was November 1, 1994. The inception date for Class C shares was April 30, 1996.

         ******

                         IVY EUROPEAN OPPORTUNITIES FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                                          SINCE
                                       INCEPTION[*]

Class A
Class B
Class C
Class I

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                                          SINCE
                                       INCEPTION[*]

Class A
Class B
Class C
Class I

---------------------------

         [*] The inception date for the Fund was May 3, 1999.

                                 IVY GLOBAL FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

         ONE YEAR                FIVE YEARS                  SINCE INCEPTION

Class A
Class B
Class C

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

         ONE YEAR                FIVE YEARS                SINCE INCEPTION[*]

Class A
Class B
Class C

---------------------------

         [*] The inception date for the was (Class A shares of the Fund) was April 18, 1993; the inception date for Class B shares of the Fund was April 1, 1994; and the inception date for Class C shares of the Fund was April 30, 1996. Until December 31, 1994, Mackenzie Investment Management Inc. served as investment adviser to the Fund.

                        IVY GLOBAL NATURAL RESOURCES FUND

          The following table summarizes the calculation of Cumulative Total Return for Ivy Global Natural Resources Fund for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                    ONE YEAR                       SINCE INCEPTION[*]

Class A
Class B
Class C

          The following table summarizes the calculation of Cumulative Total Return for Ivy Global Natural Resources Fund for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                   ONE YEAR                        SINCE INCEPTION[*]

Class A
Class B
Class C

---------------------------

         [*] The inception date for the Fund was January 1, 1997.

                      IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                 ONE YEAR                           SINCE INCEPTION[*]

Class A
Class B
Class C
Class I

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                ONE YEAR                            SINCE INCEPTION[*]

Class A
Class B
Class C
Class I

---------------------------

         [*] The inception date for the Fund (Class A, Class B, Class C and I shares) was July 22, 1996.

                            IVY INTERNATIONAL FUND II

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

               ONE YEAR                           SINCE INCEPTION [*]

Class A
Class B
Class C
Class I

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

              ONE YEAR                            SINCE INCEPTION [*]

Class A
Class B
Class C
Class I

---------------------------

[*] The inception date for the Fund (Class A, Class B, Class C and Class I shares) was May 13, 1997.

                     IVY INTERNATIONAL SMALL COMPANIES FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                 ONE YEAR                      SINCE INCEPTION [*]

Class A
Class B
Class C
Class I

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                 ONE YEAR                       SINCE INCEPTION [*]

Class A
Class B
Class C
Class I

---------------------------

         [*] The inception date for the Fund (Class A, Class B, Class C and Class I shares) was January 1, 1997.

                               IVY PAN-EUROPE FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                 ONE YEAR                        SINCE INCEPTION[*]

Class A
Class B
Class C

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                ONE YEAR                         SINCE INCEPTION[*]

Class A
Class B
Class C

---------------------------

         [*] The inception date for the Ivy Pan-Europe Fund (Class A and Class B shares) was May 13, 1997. Class C shares were first offered on January 29, 1998.

                             IVY SOUTH AMERICA FUND

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has been assessed.

                                                                      SINCE
                      ONE YEAR                                    INCEPTION[*]
Class A
Class B
Class C

         The following table summarizes the calculation of Cumulative Total Return for the periods indicated through December 31, 1999, assuming the maximum 5.75% sales charge has not been assessed.

                                                                     SINCE
                      ONE YEAR                                    INCEPTION[*]
Class A
Class B
Class C

---------------------------

         [*] The inception date for the Fund (Class A and Class B shares) was November 1, 1994. The inception date for Class C shares of the Fund was April 30, 1996.


         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                              FINANCIAL STATEMENTS


         Each Fund's portfolio of investments as of December 31, 1999, Statement of Assets and Liabilities as of December 31, 1999, statement of operations for the fiscal year ended December 31, 1999, Statement of Changes in Net Assets for the fiscal year ended December 31, 1999, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, which are included in each Fund's December 31, 1999 Annual Report to shareholders, are incorporated by reference into this SAI.

                                   APPENDIX A

           DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                              IVY ASIA PACIFIC FUND
                              IVY CHINA REGION FUND
                           IVY DEVELOPING NATIONS FUND
                         IVY EUROPEAN OPPORTUNITIES FUND
                                 IVY GLOBAL FUND
                        IVY GLOBAL NATURAL RESOURCES FUND
                      IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                            IVY INTERNATIONAL FUND II
                     IVY INTERNATIONAL SMALL COMPANIES FUND
                               IVY PAN-EUROPE FUND
                             IVY SOUTH AMERICA FUND


                                    series of

                                    IVY FUND
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                       STATEMENT OF ADDITIONAL INFORMATION
                              ADVISOR CLASS SHARES


                                   May 1, 2000

         Ivy Fund (the "Trust") is an open-end management investment company that currently consists of twenty-one fully managed portfolios, each of which (except for Ivy South America Fund and Ivy International Strategic Bond Fund) is diversified. This Statement of Additional Information ("SAI") relates to the Advisor Class shares of Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Developing Nations Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Pan-Europe Fund and Ivy South America Fund (each a "Fund"). The other ten portfolios of the Trust are described in separate prospectuses and SAIs.

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Advisor Class shares of the Funds dated May 1, 2000 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number printed below. Advisor Class shares are only offered to certain investors (see Prospectus). The Funds also offer Class A, B and C shares (and, in the case of Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, and Ivy International Small Companies Fund, Class I shares), which are described in a separate prospectus and SAI that may also be obtained without charge from the Distributor.


                               INVESTMENT MANAGER

                          Ivy Management, Inc. ("IMI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 777-6472

                                   DISTRIBUTOR

                    Ivy Mackenzie Distributors, Inc. ("IMDI")
                      Via Mizner Financial Plaza, Suite 300
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                            Telephone: (800) 456-5111

                               INVESTMENT ADVISER

                     (for Ivy Global Natural Resources Fund)
                     Mackenzie Financial Corporation ("MFC")
                              150 Bloor Street West
                                    Suite 400
                                Toronto, Ontario
                                  CANADA M5S3B5
                            Telephone: (416) 922-5322

                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................3
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..................................3
         IVY EUROPEAN OPPORTUNITIES FUND.....................................4
         INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND.........5
         IVY GLOBAL FUND.....................................................7
         INVESTMENT RESTRICTIONS FOR IVY GLOBAL FUND.........................8
         IVY GLOBAL NATURAL RESOURCES FUND..................................10
         INVESTMENT RESTRICTIONS FOR IVY GLOBAL
            NATURAL RESOURCES FUND..........................................11
         IVY GLOBAL SCIENCE & TECHNOLOGY FUND...............................13
         INVESTMENT RESTRICTIONS FOR IVY GLOBAL
            SCIENCE & TECHNOLOGY FUND.......................................14
         IVY INTERNATIONAL FUND II..........................................16
         INVESTMENT RESTRICTIONS FOR........................................17
         IVY INTERNATIONAL SMALL COMPANIES FUND.............................19
         INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL
            SMALL COMPANIES FUND............................................20
         IVY PAN-EUROPE FUND................................................22
         INVESTMENT RESTRICTIONS FOR IVY PAN-EUROPE FUND....................23
         COMMON STOCKS......................................................25
         CONVERTIBLE SECURITIES.............................................25
         SMALL COMPANIES....................................................26
         NATURAL RESOURCES AND PHYSICAL COMMODITIES.........................26
         DEBT SECURITIES....................................................27
                  IN GENERAL................................................27
                  INVESTMENT-GRADE DEBT SECURITIES..........................27
                  LOW-RATED DEBT SECURITIES.................................28
                  U.S.     GOVERNMENT SECURITIES............................29
                  ZERO COUPON BONDS.........................................30
                  FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED"
                     SECURITIES.............................................30
         ILLIQUID SECURITIES................................................31
         FOREIGN SECURITIES.................................................31
         DEPOSITORY RECEIPTS................................................32
         EMERGING MARKETS...................................................33
                  FOREIGN SOVEREIGN DEBT OBLIGATIONS........................34
                  BRADY BONDS...............................................35
         FOREIGN CURRENCIES.................................................36
         FOREIGN CURRENCY EXCHANGE TRANSACTIONS.............................36
         OTHER INVESTMENT COMPANIES.........................................37
         REPURCHASE AGREEMENTS..............................................37
         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS..................38
         COMMERCIAL PAPER...................................................38
         BORROWING..........................................................38
         WARRANTS 39

         REAL ESTATE INVESTMENT TRUSTS (REITS)..............................39
         OPTIONS TRANSACTIONS...............................................39
                  IN GENERAL................................................39
                  WRITING OPTIONS ON INDIVIDUAL SECURITIES..................40
                  PURCHASING OPTIONS ON INDIVIDUAL SECURITIES...............41
                  RISKS OF OPTIONS TRANSACTIONS.............................41
         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.................42
                  IN GENERAL................................................42
                  FOREIGN CURRENCY FUTURES CONTRACTS AND
                     RELATED OPTIONS........................................44
                  RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.........45
         SECURITIES INDEX FUTURES CONTRACTS.................................46
                  RISKS OF SECURITIES INDEX FUTURES.........................46
                  COMBINED TRANSACTIONS.....................................47
PORTFOLIO TURNOVER..........................................................48
TRUSTEES AND OFFICERS.......................................................48
         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI...........................61
INVESTMENT ADVISORY AND OTHER SERVICES......................................62
         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES...............62
         DISTRIBUTION SERVICES..............................................64
                  RULE 18F-3 PLAN...........................................65
         CUSTODIAN..........................................................65
         FUND ACCOUNTING SERVICES...........................................66
         TRANSFER AGENT AND DIVIDEND PAYING AGENT...........................66
         ADMINISTRATOR......................................................67
         AUDITORS 67

BROKERAGE ALLOCATION........................................................67
CAPITALIZATION AND VOTING RIGHTS............................................68
SPECIAL RIGHTS AND PRIVILEGES...............................................70
         AUTOMATIC INVESTMENT METHOD........................................70
         EXCHANGE OF SHARES.................................................71
         RETIREMENT PLANS...................................................71
                  INDIVIDUAL RETIREMENT ACCOUNTS............................72
                  ROTH IRAS.................................................73
                  QUALIFIED PLANS...........................................74
                  DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                    CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT")..........75
                  SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS..................75
                  SIMPLE PLANS..............................................75
         SYSTEMATIC WITHDRAWAL PLAN.........................................75
         GROUP SYSTEMATIC INVESTMENT PROGRAM................................76
REDEMPTIONS.................................................................77
NET ASSET VALUE.............................................................78
TAXATION 79

         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS............80
         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES.............81
         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES.................81
         DEBT SECURITIES ACQUIRED AT A DISCOUNT.............................82
         DISTRIBUTIONS......................................................83
         DISPOSITION OF SHARES..............................................83
         FOREIGN WITHHOLDING TAXES..........................................84
         BACKUP WITHHOLDING.................................................85
PERFORMANCE INFORMATION.....................................................85
         AVERAGE ANNUAL TOTAL RETURN........................................86
         CUMULATIVE TOTAL RETURN............................................87
         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION..............88
FINANCIAL STATEMENTS........................................................88
APPENDIX A..................................................................90

                               GENERAL INFORMATION


         Each Fund (except Ivy South America Fund) is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. Ivy South America Fund is organized as a separate, non-diversified portfolio of the Trust. Ivy Asia Pacific Fund commenced operations on January 1, 1997. Ivy China Region Fund commenced operations (Class A and Class B shares) on October 22, 1993; Class C commenced operations on April 30, 1996. Ivy Developing Nations Fund commenced operations (Class A and Class B shares) on November 1, 1994; Class C commenced operations on April 30, 1996. Ivy European Opportunities Fund commenced operations on May 3, 1999. Ivy Global Fund commenced operations (Class A shares) on April 18, 1991; Class B commenced operations on April 1, 1994; and Class C commenced operations on April 30, 1996. Ivy Global Natural Resources Fund and Ivy International Small Companies Fund commenced operations on January 1, 1997. Ivy Global Science & Technology Fund commenced operations on July 22, 1996. Ivy International Fund II and Ivy Pan-Europe Fund (Class A and Class B shares) commenced operations on May 13, 1997. Class C shares of Ivy Pan-Europe Fund were first issued on January 28, 1998. Ivy South America Fund commenced operations (Class A and Class B shares) on November 1, 1994; Class C commenced operations on April 30, 1996.

         Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any Fund may purchase are meant to describe the spectrum of investments that IMI, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. For example, IMI may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.


                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         Each Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional Information About Strategies and Risks." Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each Fund's investment techniques, are set forth below.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation.


IVY ASIA PACIFIC FUND

         The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which for purposes of this SAI are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

         The Fund may participate in markets throughout the Asia-Pacific region, and it is expected that the Fund will be invested at all times in at least three Asia-Pacific countries. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate issuers in emerging market countries, equity securities and investment grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's Investor Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P"), or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, Ivy Asia Pacific Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies that invest in securities issued in Asia-Pacific countries in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

                INVESTMENT RESTRICTIONS FOR IVY ASIA PACIFIC FUND

         Ivy Asia Pacific Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(ii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(iv) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(v) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vi) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(vii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy Asia Pacific Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(iii)     sell securities short, except for short sales "against the box";

(iv) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets;

(v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account; or

(vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

IVY CHINA REGION FUND

         Ivy China Region Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to meet its objective primarily by investing in the equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region").

         The Fund normally invests at least 65% of its total assets in "Greater China growth companies," defined as companies that (a) that are organized in or for which the principal securities trading markets are in the China Region; (b) that have at least 50% of their assets in one or more China Region countries or derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries; or (c) that have at least 35% of their assets in China, Hong Kong or Taiwan, derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within these three countries, or have significant manufacturing or other operations in these countries. IMI's determination as to whether a company qualifies as a Greater China growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and currently expects to invest more than 50% of its total assets in Hong Kong.

         The balance of the Fund's assets ordinarily are invested in (i) certain investment-grade debt securities and (ii) the equity securities of "China Region associated companies," which are companies that do not meet the definition of a Greater China growth company, but whose current or expected performance, based on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its revenues and profits), is judged by IMI to be strongly associated with the China Region. The investment-grade debt securities in which the Fund may invest include (a) obligations of the U.S. Government or its agencies or instrumentalities, (b) obligations of U.S. banks and other banks organized and existing under the laws of Hong Kong, Taiwan or countries that are member of the Organization for Economic Cooperation and Development ("OECD"), (c) obligations denominated in any currency issued by international development institutions and Hong Kong, Taiwan and OECD member governments and their agencies and instrumentalities, and (d) corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, are considered by IMI to be of comparable quality), as well as repurchase agreements with respect to any of the foregoing instruments. The Fund may also invest in zero coupon bonds.

         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         Ivy China Region Fund may invest in sponsored or unsponsored ADRs, GDRs, ADSs, and GDSs, warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may reduce its position in Greater China growth companies and Greater China associated companies and increase its investment in cash and liquid debt securities, such as U.S. Government securities, bank obligations, commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

               INVESTMENT RESTRICTIONS FOR IVY CHINA REGION FUND

         Ivy China Region Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval (as defined in the 1940 Act) of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus or this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy  China   Region   Fund  has  adopted   the   following   additional
restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  of
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vi) borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

(vii)     purchase securities on margin;

(viii)    sell securities short; or

(ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

IVY DEVELOPING NATIONS FUND

         Ivy Developing Nations Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options (subject to the restrictions set forth below), rights, and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs that are listed on stock exchanges or traded over-the-counter) of "Emerging Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above),
(b) that each (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

         The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as an Emerging Market growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company).

         For purposes of capital appreciation, Ivy Developing Nations Fund may invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

         The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

             INVESTMENT RESTRICTIONS FOR IVY DEVELOPING NATIONS FUND

         Ivy Developing Nations Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus or this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Unless otherwise indicated, Ivy Developing Nations Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  of
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vi) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vii)     purchase securities on margin;

(viii)    sell securities short; or

(ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act a brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restrictions (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.


IVY EUROPEAN OPPORTUNITIES FUND

         The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. The Fund's subadviser, Henderson Investment Management Limited ("Henderson Investors"), will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country.

         The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. These may include securities issued pursuant to initial public offerings ("IPOs"). The Fund may engage in short-term trading. The Fund may also invest in sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), American
Depository  Shares  ("ADSs"),  European  Depository  Shares  ("EDSs") and Global
Depository Shares ("GDSs"). The Fund does not expect to concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by Henderson Investors to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

         For temporary defensive purposes or when Henderson Investors believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson Investors to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

         The Fund may borrow money in accordance with the provisions of the 1940 Act. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         For hedging purposes, the Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

         For hedging purposes only, the Fund may engage in transactions in (and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

         Ivy European Opportunities Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy European Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadviser's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(iii)     purchase or sell real estate limited partnership interests;

(iv)      sell securities short, except for short sales "against the box";

(v) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's subadviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(vii) make investments in securities for the purpose of exercising control over or management of the issuer; or

(viii) invest in interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs).

IVY GLOBAL FUND

         Ivy Global Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies throughout the world, with at least three different countries (one of which may be the United States) represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also invest in preferred stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

         The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         The Fund may invest in equity real estate investment trusts, warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities. The Fund may not invest more than 5% of its total assets in restricted securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, Ivy Global Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. The Fund may also write and buy straddles and spreads. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of its total assets.

INVESTMENT RESTRICTIONS FOR IVY GLOBAL FUND

         Ivy Global Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by its Prospectus.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy Global Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)       purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii)     invest in oil, gas and/or mineral exploration or development programs;

(iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

(v) make investments in securities for the purpose of exercising control over or management of the issuer;

(vi) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Manager for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(vii) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings will be repaid before any additional investments are made;

(viii) purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value) invested in securities restricted as to disposition under the Federal securities laws; or

(ix) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the restrictions in Section 12(d)(1) of the Investment Company Act of 1940 (the "1940 Act").

         The Fund does not interpret fundamental restriction (v) to prohibit investment in real estate investment trusts.

IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

         MFC believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities. In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

         For temporary defensive purposes, Ivy Global Natural Resources Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy puts, calls, straddles or spreads.

          INVESTMENT RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

         Ivy Global Natural Resources Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in (a) commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI and (b) commodities relating to natural resources, as described in the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                            ADDITIONAL RESTRICTIONS

         Ivy Global Natural Resources Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(iii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

(iv) invest in interests in oil, gas and/or mineral exploration or development programs;

(v)       sell securities short, except for short sales "against the box;"

(vi) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets; (vii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(viii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(ix) make investments in securities for the purpose of exercising control over or management of the issuer.

         Under the 1940 Act, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, IMI believes that these industries offer substantial opportunities for long-term capital appreciation. Investments made by the Fund may include securities issued pursuant to IPOs. The Fund may also engage in short-term trading.

         Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds. The fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) in other investment companies in accordance with the provisions of the 1940 Act and
(ii) up to 15% of its net assets in illiquid securities.

         For temporary defensive purposes and during periods when IMI believes that circumstances warrant, Ivy Global Science & Technology Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

         The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of the value of its total assets.

        INVESTMENT RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND

         Ivy Global Science & Technology Fund's investment objective, as set forth in the "Summary" section of the Prospectus, and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                            ADDITIONAL RESTRICTIONS

         Ivy Global Science & Technology Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  or
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

(vi)      purchase securities on margin;

(vii)     sell securities short, except for short sales "against the box"; or

(viii) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL FUND II

         Ivy International Fund II's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. IMI, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. IMI seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act and up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

             INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL FUND II

         Ivy International Fund II's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy International Fund II has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  of
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv)      sell securities short, except for short sales, "against the box;"

(v) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

(vi) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940;

(vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

(viii) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations.

         Ivy International Fund II will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

         Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States. The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that IMI considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. The Fund may purchase securities issued pursuant to IPOs. The Fund may engage in short-term trading.

         In selecting the Fund's investments, IMI will seek to identify securities that are attractively priced relative to their intrinsic value. The intrinsic value of a particular security is analyzed by reference to characteristics such as relative price-earnings ratio, dividend yield and other relevant factors (such as applicable financial, tax, social and political conditions).

         When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

         For temporary or emergency purposes, Ivy International Small Companies Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

       INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL SMALL COMPANIES FUND

         Ivy International Small Companies Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy International Small Companies Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)       purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii)     invest in oil, gas and/or mineral exploration or development programs;

(iv) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vi) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

(vii)     sell securities short, except for short sales "against the box;"

(viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of the Fund's investment adviser for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(ix) make investments in securities for the purpose of exercising control over or management of the issuer; or

(x) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

IVY PAN-EUROPE FUND

         Ivy Pan-Europe Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. The Fund may also invest in sponsored or unsponsored ADRs, European Depository Receipts ("EDRs"), GDRs, ADSs, European Depository Shares ("EDSs") and GDSs. As a fundamental policy, the Fund does not concentrate its investments in any particular industry.

         The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may also purchase securities on a "when issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

         For temporary defensive purposes or when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P).

         For temporary or emergency purposes, Ivy Pan-Europe Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

                INVESTMENT RESTRICTIONS FOR IVY PAN-EUROPE FUND

         Ivy Pan-Europe Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

(viii) The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy Pan-Europe Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

         Under these restrictions, the Fund may not:

(i)       purchase or sell real estate limited partnership interests;

(ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

(iii)     invest in oil, gas and/or mineral exploration or development programs;

(iv) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(v) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

(vi) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(vii)     sell securities short, except for short sales "against the box";

(viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the Fund and of other accounts under the investment management of IMI, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

(ix) make investments in securities for the purpose of exercising control over or management of the issuer; or

(x) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.


IVY SOUTH AMERICA FUND

         Ivy South America Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in South America. Securities of South American issuers include (a) securities of companies organized under the laws of a South American country or for which the principal securities trading market is in South America; (b) securities that are issued or guaranteed by the government of a South American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in South America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate, however, in markets throughout Latin America, which for purposes of this SAI is defined as Central America, South America and the Spanish-speaking islands of the Caribbean, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Columbia, Peru and Venezuela, which IMI believes are the most developed capital markets in South America. As a fundamental restriction, the Fund will not concentrate its investments in any particular industry.

         The Fund's equity investments consist of common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and warrants (any of which may be purchased through rights). The Fund's equity securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

         The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by South American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-grade (i.e., rated Ba or below by Moody's or BB or below by S&P, or considered by IMI to be of comparable quality), and are commonly referred to as "high yield" or "junk" bonds.

         To meet redemptions, or while the Fund is anticipating investments in South American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive or emergency purposes, the Fund may (i) invest without limitation in such instruments, and (ii) borrow from banks in accordance with the provisions of the 1940 Act (but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets).

         Ivy South America Fund may purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities. The Fund will treat as illiquid any South American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with South American debt conversion programs that are restricted to remittance of invested capital or profits.

         The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

               INVESTMENT RESTRICTIONS FOR IVY SOUTH AMERICA FUND

         Ivy South America Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

(i) The Fund has elected to be classified as a diversified series of an open-end investment company.

(ii) The Fund will not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

(v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

(vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus or this SAI.

(vii) The Fund will not make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

The Fund will not concentrate its investments in a particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                             ADDITIONAL RESTRICTIONS

         Ivy South America Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

(i) invest in oil, gas or other mineral leases or exploration or development programs;

(ii)      invest  in  companies  for  the  purpose  of  exercising   control  of
          management;

(iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder;

(v) borrow money, except for temporary or emergency purposes. The Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund" total assets;

(vi) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in IMI's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

(vii)     purchase securities on margin;

(viii)    sell securities short; or

(ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund) but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940.

EQUITY SECURITIES

         Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.


CONVERTIBLE SECURITIES

         The convertible securities in which each Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

SMALL COMPANIES

         Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

INITIAL PUBLIC OFFERINGS

         Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

NATURAL RESOURCES AND PHYSICAL COMMODITIES

         Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, that Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In selecting the Fund's portfolio of investments, MFC will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

         Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

         Ivy Global Natural Resources Fund's investments in precious metals (such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, MFC currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

DEBT SECURITIES

         IN GENERAL Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

         LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

         Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities. However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations, U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the Fund's portfolio, could adversely affect the price at which a Fund could sell such securities, and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of IMI not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on IMI's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the best interest of each Fund to retain or dispose of such security. However, should any individual bond held by any Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

         Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

          U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

         ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to each Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its Custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

         Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by IMI in determining whether a security is illiquid.


         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.


         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, IMI will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors IMI may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

         The securities of foreign issuers in which each Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and related depository instruments, American Depository Shares ("ADSs"), Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.

         Although IMI intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

         ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

         Each Fund could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect each Fund's performance favorably or unfavorably.

         In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which each Fund and its shareholders will benefit.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of each Fund's investments. Further, many emerging markets have experienced and continue to experience high rates of inflation.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to each Fund's net asset value.

         Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of each Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the custody of each Fund's cash and securities, each Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.


SECURITIES ISSUED IN ASIA-PACIFIC COUNTRIES

         Certain Asia-Pacific countries in which Ivy Asia Pacific Fund is likely to invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

         Investing in securities of issuers in Asia-Pacific countries involves certain considerations not typically associated with investing in securities issued in the United States or in other developed countries, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Asia-Pacific securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

         Certain Asia-Pacific countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

         The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

         Securities exchanges, issuers and broker-dealers in some Asia-Pacific countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Asia-Pacific securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

THE CHINA REGION

         Investors in Ivy China Region Fund should be aware that many of the China Region countries in which the Fund is likely to invest may be subject to a greater degree of economic, political and social instability than is the case in the United States or other developed countries. Among the factors causing this instability are (i) authoritarian governments or military involvement in political and economic decision making, (ii) popular unrest associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv) hostile relations with neighboring countries, (v) ethnic, religious and racial disaffection, and (vi) changes in trading status, any one of which could disrupt the principal financial markets in which the Ivy China Region Fund invests and adversely affect the value of its assets.

         China Region countries tend to be heavily dependent on international trade, as a result of which their markets are highly sensitive to protective trade barriers and the economic conditions of their principal trading partners (i.e., the United States, Japan and Western European countries). Protectionist trade legislation, reduction of foreign investment in China Region economies and general declines in the international securities markets could have a significant adverse effect on the China Region securities markets. In addition, certain China Region countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened risk in these countries that such adverse actions might be repeated.

         To the extent that any China Region country experiences rapid increases in its money supply or investment in equity securities for speculative purposes, the equity securities traded in such countries may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Finally, restrictions on foreign investment exists to varying degrees in some China Region countries. Where such restrictions apply, investments may be limited and may increase the Fund's expenses.

SOUTH AMERICAN SECURITIES

         Investors in Ivy South America Fund should be aware that investing in the securities of South American issuers may entail risks relating to the potential political and economic instability of certain South American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

         The securities markets of South American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many South American securities markets and limited trading volume in the securities of South American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The Fund invests in securities denominated in currencies of South American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some South American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain South American countries may restrict the free conversion of their currencies into other countries. Further, certain South American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual South American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain South American countries have experienced high levels of inflation which can have a debilitating effect on the economy. Furthermore, certain South American countries may impose withholding taxes on dividends payable to a Fund at a higher rate than those imposed by other foreign countries. This may reduce the Fund's investment income available for distribution to shareholders.

         Certain South American countries such as Argentina and Brazil are among the world's largest debtors to commercial banks and foreign governments. At times, certain South American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.

         Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

         Governments of many South American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect a Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. South American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

FOREIGN SOVEREIGN DEBT OBLIGATIONS

         Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.


BRADY BONDS

         Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland, Uruguay, and Venezuela.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

         Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

FOREIGN CURRENCIES

         Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.


          Because each Fund normally will be invested in both U.S. and foreign securities markets, changes in each Fund's share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         Each Fund may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         While each Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for each Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

         Each Fund may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. Each Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

         Each Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). Each Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

         Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Board, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that IMI has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

BORROWING

         Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

WARRANTS

         The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

REAL ESTATE INVESTMENT TRUSTS (REITS)

         A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through Ivy Global Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

         IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

         If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, a Fund would negotiate directly with the counterparty.

         Each Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See "Taxation."

         Each Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

         Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

         WRITING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may write (sell) covered call options on each Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, each Fund generally would write call options only in circumstances where the investment adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

         A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, that Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

         As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund may purchase a put option on an underlying security owned by that Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. Each Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

         Each Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. Each Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

         When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

          Each Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

         Each Fund's success in using options techniques depends, among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         IN GENERAL. Each Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

         Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         When purchasing a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, each Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

         When selling a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, each Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

         When selling a put option on a futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         Each Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Each Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

         Each Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. Each Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

         Each Fund (except Ivy Global Natural Resources Fund) may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. Each Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         RISKS OF SECURITIES INDEX FUTURES. Each Fund's success in using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

         Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, each Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

         Although each Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

         Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

         Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

         When purchasing an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

         When selling an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

         COMBINED TRANSACTIONS. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                               PORTFOLIO TURNOVER


         Each Fund purchases securities that are believed by IMI to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, each Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.


                              TRUSTEES AND OFFICERS

         Each Fund's Board of Trustees (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.


         The Trustees and Executive Officers of the Trust, their business addresses and principal occupations during the past five years are:

                             POSITION WITH     BUSINESS AFFILIATIONS
NAME, ADDRESS, AGE             THE TRUST       AND PRINCIPAL OCCUPATIONS

John S. Anderegg, Jr.          Trustee         Chairman, Dynamics Research
60 Concord Street                              Corp. (instruments and controls);
Wilmington, MA  01887                          Director, Burr-Brown Corp.
Age: 75                                        (operational amplifiers);
                                               Director, Metritage Incorporated
                                               (level measuring instruments);
                                               Trustee of Mackenzie Series Trust
                                               (1992-1998).

James W. Broadfoot             President       President, Ivy Management Inc.
700 South Federal Hwy.         and             (1996-present); Senior Vice
Suite 300                      Trustee         President, Ivy Management, Inc.
Boca Raton, FL  33432                          (1992-1996); Director and Senior
Age: 56                                        Vice President, Mackenzie
[*Deemed to be an                              Investment Management Inc. (1995-
"interested person"                            present); Senior Vice President,
of the Trust, as                               Mackenzie Investment Management
defined under the                              Inc. (1990-1995).
1940 Act.]

Paul H. Broyhill               Trustee         Chairman, BMC Fund, Inc.
800 Hickory Blvd.                              (1983-present); Chairman,
Golfview Park-Box 500                          Broyhill Family Foundation,
Lenoir, NC 28645                               Inc. (1983-Present); Chairman
Age:  75                                       and President, Broyhill
                                               Investments, Inc. (1983-present);
                                               Chairman, Broyhill Timber
                                               Resources (1983-present);
                                               Management of a personal
                                               portfolio of fixed-income and
                                               equity investments (1983-
                                               present); Trustee of Mackenzie
                                               Series Trust (1988-1998);
                                               Director of The Mackenzie Funds
                                               Inc. (1988-1995).

Keith J.  Carlson               Chairman       Senior Vice President of
700 South Federal Hwy.          and            Mackenzie Investment Management,
Suite 300                       Trustee        Inc. (1996-present); Senior Vice
Boca Raton, FL 33432                           President and Director of
Age: 42                                        Mackenzie Investment Management,
[*Deemed to be an                              Inc. (1994-1996); Senior Vice
"interested person"                            President and Treasurer of
of the Trust, as defined                       Mackenzie Investment Management,
under the                                      Inc. (1989-1994); Senior Vice
1940 Act.]                                     President and Director of Ivy
                                               Management Inc.  (1994-present);
                                               Senior Vice President, Treasurer
                                               and Director of Ivy Management
                                               Inc. (1992-1994); Vice President
                                               of The Mackenzie Funds Inc.
                                               (1987-1995); Senior Vice
                                               President and Director, Ivy
                                               Mackenzie Services Corp. (1996-
                                               present); President and Director
                                               of Ivy Mackenzie Services Corp.
                                               (1993-1996); Trustee and
                                               President of Mackenzie Series
                                               Trust (1996-1998); Vice President
                                               of Mackenzie Series Trust (1994-
                                               1998); Treasurer of Mackenzie
                                               Series Trust (1985-1994);
                                               President, Chief Executive
                                               Officer and Director of Ivy
                                               Mackenzie Distributors, Inc.
                                               (1994-present); Executive Vice
                                               President and Director of Ivy
                                               Mackenzie Distributors, Inc.
                                               (1993-1994); Trustee of Mackenzie
                                               Series Trust (1996-1998).

Stanley Channick                Trustee        President and Chief Executive
11 Bala Avenue                                 Officer, The Whitestone
Bala Cynwyd, PA 19004                          Corporation (insurance agency);
Age:  75                                       Chairman, Scott Management
                                               Company (administrative services
                                               for insurance companies);
                                               President, The Channick Group
                                               (consultants to insurance
                                               companies and national trade
                                               associations); Trustee of
                                               Mackenzie Series Trust (1994-
                                               1998); Director of The Mackenzie
                                               Funds Inc. (1994-1995).

Roy J. Glauber                  Trustee        Mallinckrodt Professor of
Lyman Laboratory                               Physics, Harvard University
of Physics                                     (1974-present); Trustee of
Harvard University                             Mackenzie Series Trust (1994-
Cambridge, MA 02138                            1997).
Age: 73

Dianne Lister                  Trustee         President and Chief Executive
556 University Avenue                          Officer, The Hospital for Sick
Toronto, Ontario L4J 2T4                       Children Foundation (1993-
                                               present); Chief Operating
                                               Officer, The Hospital for Sick
                                               Children Foundation (1992-1993);
                                               Executive Vice President, The
                                               Hospital for Sick Children
                                               Foundation (1991-1992).

Joseph G. Rosenthal            Trustee         Chartered Accountant
110 Jardin Drive                               (1958-present); Trustee of
Unit #12                                       Mackenzie Series Trust
Concord, Ontario Canada                        (1985-1998); Director of
L4K 2T7                                        The Mackenzie Funds Inc.
Age: 64                                        (1987-1995).

Richard N. Silverman            Trustee        Director, Newton-Wellesley
18 Bonnybrook Road                             Hospital; Director, Beth
Waban, MA  02168                               Israel Hospital; Director,
Age: 75                                        Boston Ballet; Director, Boston
                                               Children's Museum; Director,
                                               Brimmer and May School.

J. Brendan Swan                 Trustee       President, Airspray Inter-
4701 North Federal Hwy.                       national, Inc.; Joint Managing
Suite 465                                     Director, Airspray International
Pompano Beach, FL  33064                      B.V. (an environmentally sensitive
Age: 69                                       packaging company); Director of
                                              Polyglass LTD.; Director, The
                                              Mackenzie Funds Inc. (1992-1995);
                                              Trustee of Mackenzie Series Trust
                                              (1992-1998).

Edward M. Tighe                 Trustee        Chief Executive Officer, CITCO
5900 N. Andrews Avenue                         Technology Management, Inc.
Suite 700                                      ("CITCO") (computer software
Ft. Lauderdale, FL 33309                       development and consulting)
                                               (1999-present); President and
                                               Director, Global Technology
                                               Management, Inc. (CITCO's
                                               predecessor) (1992-1998);
                                               Managing Director, Global Mutual
                                               Fund Services, Ltd. (financial
                                               services firm); President,
                                               Director and Chief Executive
                                               Officer, Global Mutual Fund
                                               Services, Inc. (1994-present).

C. William Ferris               Secretary/     Senior Vice President,
700 South Federal Hwy.          Treasurer      Chief Financial Officer
Suite 300                                      and Secretary/Treasurer
Boca Raton, FL  33432                          of Mackenzie Investment
Age: 54                                        Management Inc. (1995-present);
                                               Senior Vice President, Finance
                                               and Administration/Compliance
                                               Officer of Mackenzie Investment
                                               Management Inc. (1989-1994);
                                               Senior Vice President,
                                               Secretary/ Treasurer and Clerk of
                                               Ivy Management Inc. (1994-
                                               present); Vice President,
                                               Finance/Administration and
                                               Compliance Officer of Ivy
                                               Management Inc. (1992-1994);
                                               Senior Vice President, Secretary/
                                               Treasurer and Director of Ivy
                                               Mackenzie Distributors, Inc.
                                               (1994-present); Secretary/
                                               Treasurer and Director of Ivy
                                               Mackenzie Distributors, Inc.
                                               (1993-1994); President and
                                               Director of Ivy Mackenzie
                                               Services Corp. (1996-present);
                                               Secretary/Treasurer and Director
                                               of Ivy Mackenzie Services Corp.
                                               (1993-1996);  Secretary/Treasurer
                                               of The Mackenzie Funds Inc.
                                               (1993-1995); Secretary/Treasurer
                                               of Mackenzie Series Trust
                                               (1994-1998).

                               COMPENSATION TABLE

                                    IVY FUND
                       (FISCAL YEAR ENDED DECEMBER 31, 1999)

                                   PENSION OR                     TOTAL
                                   RETIREMENT      ESTIMATED      COMPENSATION
                                   BENEFITS        ANNUAL         FROM TRUST
                  AGGREGATE        ACCRUED AS      BENEFITS       AND FUND
NAME,             COMPENSATION     PART OF FUND    UPON           COMPLEX PAID
POSITION          FROM TRUST       EXPENSES        RETIREMENT     TO TRUSTEES

John S.
 Anderegg, Jr.
(Trustee)

James W.
 Broadfoot
(Trustee and
 President)

Paul H.
 Broyhill
(Trustee)

Keith J.
 Carlson
(Trustee and
 Chairman)

Stanley
  Channick
(Trustee)

Frank W.
 DeFriece, Jr.
(Trustee)

Dianne Lister
(Trustee)

Roy J.
 Glauber
(Trustee)

Joseph G.
Rosenthal
(Trustee)

Richard N.
 Silverman
(Trustee)

J. Brendan
 Swan
 (Trustee)

C. William
 Ferris
(Secretary/
Treasurer)



         *The Fund complex consists of Ivy Fund and Mackenzie Solutions.

         To the knowledge of the Trust, as of __________________, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions [to be completed by amendment].

         As of _________________, the Officers and Trustees of the Trust as a group owned beneficially or of record less than 1% of the outstanding Class A, Class B, Class C, Class I and Advisor Class shares of each of the twenty-one Ivy funds that are series of the Trust, except that [to be completed by amendment].

         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI. Employees of IMI are permitted to engage in personal securities transactions, subject to the requirements and restrictions set forth in IMI's Code of Ethics and Business Conduct Policy (the "Code of Ethics"). The Code of Ethics is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which IMI believes complies with Rule 17j-1 under the 1940 Act, prohibits certain types of transactions absent prior approval, applies to portfolio managers, traders, research analysts and others involved in the investment advisory process, and imposes time periods during which personal transactions in certain securities may not be made, and requires the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.

                     INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

         IMI is a wholly owned subsidiary of Mackenzie Investment Management Inc. ("MIMI"). MIMI, a Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the Toronto Stock Exchange ("TSE"). MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario and whose shares are listed for trading on the TSE. MFC provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement, and IMI provides business management and investment advisory services to each of the other Funds pursuant to a Business Management and Investment Advisory Agreement (each an "Agreement"). IMI provides business management services to Ivy Global Natural Resources Fund pursuant to a Business Management Agreement (the "Management Agreement"). IMI also currently acts as manager and investment adviser to the other series of Ivy Fund and the five series of Mackenzie Solutions.


         The Agreements obligate IMI and MFC to make investments for the account of each Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI and MFC also determine the securities to be purchased or sold by each Fund and place orders with brokers or dealers who deal in such securities.

         Under the IMI Agreement and the Management Agreement, IMI also provides certain business management services. IMI is obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to each Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by each Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies. IMI is also responsible for reviewing the activities of MFC to ensure that Ivy Global Natural Resources Fund is operated in compliance with its investment objectives and policies and with the 1940 Act.

         Henderson Investment Management Limited ("Henderson"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser to Ivy European Opportunities Fund under an Agreement with IMI. For its services, Henderson receives a fee from IMI that is equal, on an annual basis, to .50% of the Fund's average net assets. As of February 1, 1999, Henderson also serves as subadviser with respect to 50% of the net assets of Ivy International Small Companies Fund, for which Henderson receives a fee from IMI that is equal, on an annual basis, to .50% of that portion of the Fund's assets that Henderson manages. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

         Ivy Global Natural Resources Fund pays IMI a monthly fee for providing business management services at an annual rate of 0.50% of the Fund's average net assets. For investment advisory services, Ivy Global Natural Resources Fund pays MFC a monthly fee at an annual rate of 0.50% of its average net assets.


         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Natural Resources Fund paid IMI fees of $32,056, $20,977 and $[ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $25,180, $147,952 and $[ ], respectively. During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Natural Resources Fund paid MFC fees of $32,056, $20,977 and $[ ], respectively.

         Each other Fund pays IMI a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Asia Pacific Fund paid IMI fees of $10,473, $49,509 and $[ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $10,473, $167,194 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy China Region Fund paid IMI fees of $277,601, $187,381 and $[ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $18,377, $105,095 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Developing Nations Fund paid IMI fees of $284,290, $156,166 and $[ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $22,860, $200,839 and $[ ], respectively.

         During the period from commencement (May 3, 1999) through December 31, 1999, Ivy European Opportunities Fund paid IMI fees of $[ ]. During the same period, IMI reimbursed Fund expenses in the amount of $[ ].

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Fund paid IMI fees of $383,981, $275,958 and $[ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $98,102 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Science & Technology Fund paid IMI fees of $229,616, $280,079 and $[ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $0 and $[ ], respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997 and the fiscal years ended December 31, 1998 and 1999, Ivy International Fund II paid IMI fees of $413,862, $1,356,028 and $[ ], respectively. During these periods IMI reimbursed Fund expenses in the amount of $123,177, $186,536 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy International Small Companies Fund paid IMI fees of $28,799, $34,504 and $[ ], respectively. During these periods IMI reimbursed Fund expenses in the amount of $28,799, $134,787 and $[ ], respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997 and the fiscal years ended December 31, 1998 and 1999, Ivy Pan-Europe Fund paid IMI fees of $1,974, $43,978 and $[ ], respectively. During these periods IMI reimbursed Fund expenses in the amount of $1,974, $148,399 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy South America Fund paid IMI fees of $94,278, $53,857 and $[ ], respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $68,548, $145,867 and $[ ], respectively.


         Under the Agreements, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and
(13) fees and expenses of membership in industry organizations.

         IMI currently limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 1.95% of that Fund's average net assets, which may lower each Fund's expenses and increase its yield.

         The Agreements will continue in effect with respect to each Fund from year to year, only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund or (b) by the vote of a majority of the entire Board. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to the shareholders, continuance (or adoption) shall be effected with respect to each Fund only if approved by the affirmative vote of a majority of the outstanding voting securities of that Fund. See "Capitalization and Voting Rights."

         The Agreements may be terminated with respect to each Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of a Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust. Each Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION SERVICES

         IMDI, a wholly owned subsidiary of MIMI, serves as the exclusive distributor of each Fund's shares pursuant to an amended and restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the "Distribution Agreement"). IMDI distributes shares of each Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with IMDI. IMDI distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IMDI is not obligated to sell any specific amount of Fund shares.

         Each Fund has authorized IMDI to accept on its behalf purchase and redemption orders. IMDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's Net Asset Value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IMDI on 60 days' written notice to the Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to IMDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

         If the Distribution Agreement is terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), it may continue in effect with respect to any other fund (or class of shares thereof) as to which it has not been terminated (or has been renewed).

         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of each Fund. The key features of the Rule 18f-3 plan are as follows: (i) shares of each class of each Fund represent an equal pro rata interest in that Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

CUSTODIAN

         Pursuant  to a  Custodian  Agreement  with the  Trust,  Brown  Brothers
Harriman & Co. (the "Custodian"), a private bank and member of the principal securities exchanges, located at 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), maintains custody of the assets of each Fund held in the United States. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, the Custodian may receive, as partial payment for its services to each Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

         Pursuant to a Fund Accounting Services Agreement, MIMI provides certain accounting and pricing services for each Fund. As compensation for those services, each Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.


          During the fiscal year ended December 31, 1999, Ivy Asia Pacific Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy China Region Fund paid MIMI $[ ] under the agreement.

         During the fiscal year ended December 31, 1999, Ivy Developing Nations Fund paid MIMI $[ ] under the agreement.

         During  the  fiscal  year  ended   December  31,  1999,   Ivy  European
Opportunities Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Global Fund paid MIMI $[ ] under the agreement.

         During the fiscal year ended December 31, 1999, Ivy Global Natural Resources Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Global Science & Technology Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy International Fund II paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy International Small Companies Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy Pan-Europe Fund paid MIMI $[ ] under the agreement.

          During the fiscal year ended December 31, 1999, Ivy South America Fund paid MIMI $[ ] under the agreement.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         Pursuant to a Transfer Agency and Shareholder Service Agreement, IMSC, a wholly owned subsidiary of MIMI, is the transfer agent for each Fund. Under the Agreement, each Fund pays a monthly fee at an annual rate of $20.00 for each open Class A, Class B, Class C, and Advisor Class account. Each Fund with Class I shares pays a monthly fee at an annual rate of $10.25 per open Class I account. In addition, each Fund pays a monthly fee at an annual rate of $4.58 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Asia Pacific Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy China Region Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Developing Nations Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy European Opportunities Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Natural Resources Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Global Science & Technology Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy International Fund II totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy International Small Companies Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy Pan-Europe Fund totaled $[ ]. Such fees and expenses for the fiscal year ended December 31, 1999 for Ivy South America Fund totaled $[ ]. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. IMSC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

         Pursuant to an Administrative Services Agreement, MIMI provides certain administrative services to each Fund. As compensation for these services, each Fund pays MIMI a monthly fee at the annual rate of 0.10% of the Fund's average daily net asset value of its Class A, Class B, Class C, and Advisor Class shares. Each Fund with Class I shares pays MIMI a monthly fee at the annual rate of 0.01% of its average daily net assets for Class I. Such fees for the fiscal year ended December 31, 1999 for Ivy Asia Pacific Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy China Region Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Developing Nations Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy European Opportunities Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Natural Resources Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Global Science & Technology Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy International Fund II totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy International Small Companies Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy Pan-Europe Fund totaled $[ ]. Such fees for the fiscal year ended December 31, 1999 for Ivy South America Fund totaled $[ ].

AUDITORS

         [ ], independent public accountants, has been selected as auditors for the Trust. The audit services performed by [ ] include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.


                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the President and the Board, IMI (or for Global Natural Resources Fund, MFC) places orders for the purchase and sale of each Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Funds for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI (or
MFC) attempts to deal directly with the principal market makers, except in those circumstances where IMI (or MFC) believes that a better price and execution are available elsewhere.

         IMI (or MFC) selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI (or MFC) in servicing all of its accounts. In addition, not all of these services may be used by IMI (or MFC) in connection with the services it provides to the Fund or the Trust. IMI (or MFC) may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI (or MFC) will not, however, execute brokerage transactions other than at the best price and execution.


         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Asia Pacific Fund paid brokerage commissions of $18,500, $75,104 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy China Region Fund paid brokerage commissions of $70,846, $112,289 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Developing Nations Fund paid brokerage commissions of $170,306, $83,565 and $[ ], respectively.

         During the fiscal years ended  December 31,  1997,  1998 and 1999,  Ivy
Global  Fund  paid  brokerage  commissions  of  $123,985,   $76,661  and  $[  ],
respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Natural Resources Fund paid brokerage commissions of $128,646, $49,752 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy Global Science & Technology Fund paid brokerage commissions of $99,546, $110,302 and $[ ], respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997, and the fiscal years ended December 31, 1998 and 1999, Ivy International Fund II paid brokerage commissions of $332,022, $225,584 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy International Small Companies Fund paid brokerage commission of $14,913, $5,087 and $[ ], respectively.

         During the period from May 13, 1997 (commencement of operations) to December 31, 1997, and the fiscal years ended December 31, 1998 and 1999, Ivy Pan-Europe Fund paid brokerage commissions of $491, $11,639 and $[ ], respectively.

         During the fiscal years ended December 31, 1997, 1998 and 1999, Ivy South America Fund paid brokerage commissions of $17,213, $19,922 and $[ ], respectively.

         Brokerage commissions vary from year to year in accordance with the degree to which a particular Fund is more or less actively traded.


         Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI (or MFC) deems to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                        CAPITALIZATION AND VOTING RIGHTS

         The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.


         The Amended and Restated Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. Pursuant to the Declaration of Trust, the Trustees may terminate any Fund upon written notice to shareholders. This might occur, for example, if a Fund did not reach or failed to maintain an economically viable size. The Trustees have authorized twenty-one series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy International Fund and Ivy Money Market Fund and Class A, Class B, Class C and Advisor Class shares for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy China Region Fund, Ivy Cundill Value Fund, Ivy Developing Nations
Fund, Ivy European Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy Pan-Europe Fund, Ivy South America Fund, Ivy US Blue Chip Fund, Ivy US Emerging Growth Fund and Ivy [ ] Fund, as well as Class I shares for Ivy Bond Fund, Ivy Cundill Value Fund, Ivy European Opportunities Fund, Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund, Ivy International Small Companies Fund, Ivy International Strategic Bond Fund, Ivy US Blue Chip Fund and Ivy [ ] Fund.


         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to the Fund's Class A, Class B or Class C shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of: (1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(2) more than 50% of the outstanding shares of that Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                          SPECIAL RIGHTS AND PRIVILEGES

         The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.


         Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by IMDI. These funds are: Ivy Bond Fund, Ivy Cundill Value Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Strategic Bond Fund, Ivy Money Market Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth Fund and Ivy
[ ] Fund (the other ten series of the Trust). (Effective April 18, 1997, Ivy International Fund suspended the offer of its shares to new investors). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.


AUTOMATIC INVESTMENT METHOD

         The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares except Class
I. The minimum initial and subsequent investment under this method is $250 per month (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the Automatic Investment Method at any time upon delivery to Ivy Mackenzie Services Corp. ("IMSC") of telephone instructions or written notice. See "Automatic Investment Method" in the Prospectus. To begin the plan, complete Sections 6A and 7B of the Account Application.

EXCHANGE OF SHARES

         As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Ivy funds (except Ivy International Fund unless they have an existing Ivy International Fund account). Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

         Advisor Class shareholders may exchange their outstanding Advisor Class shares for Advisor Class shares of another Ivy Fund on the basis of the relative net asset value per share. The minimum value of Advisor Class shares which may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of that Fund to less than $10,000.

         Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by IMSC of telephone instructions by IMSC or a properly executed request. Exchanges, whether written or telephonic, must be received by IMSC by the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

         An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Taxation."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

RETIREMENT PLANS

         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by IMDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

         Retirement Plan New Account Fee                no fee
         Retirement Plan Annual Maintenance Fee         $10.00 per fund account

         For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

         The following discussion describes the tax treatment of certain tax-deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.


         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMSC, who may impose a charge for establishing the account.


         An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits. If both earn at least $2,000 per year, the maximum potential contribution is $4,000 per year for both. For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned income of the spouses is at least $4,000, a contribution of up to $2,000 may be made to each spouse's IRA. Rollover contributions are not subject to these limits.

         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and (ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly. Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

         Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.

         ROTH IRAS: Shares of each Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


         QUALIFIED PLANS: For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from IMSC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.


         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $150,000 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

         Corporate   employers  may  also  adopt  the  Custodial  Agreement  and
Retirement   Plan  for  the  benefit  of  their  eligible   employees.   Similar
contribution and deduction rules apply to corporate employers.

         Distributions from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

         The Transfer Agent will arrange for Investors Bank & Trust to furnish custodial services to the employer and any participating employees.

         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from IMSC.

         Distributions from the 403(b)(7) Account may be made only following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may deduct contributions to a SEP up to the lesser of $30,000 or 15% of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

         SIMPLE PLANS: An employer may establish a SIMPLE IRA or a SIMPLE 401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $6,000 a year (as indexed). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

SYSTEMATIC WITHDRAWAL PLAN

         A shareholder may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to IMSC of a written election to have his or her shares withdrawn periodically (minimum distribution amount - $250), accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a shareholder must continually maintain an account balance of at least $10,000. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

         A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisers.

         Additional investments made by investors participating in a Withdrawal Plan must equal at least $250 each while the Withdrawal Plan is in effect.

         An investor may terminate his or her participation in the Withdrawal Plan at any time by delivering written notice to IMSC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate automatically. The Trust or IMSC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

         Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

                                   REDEMPTIONS

         Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by IMSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.

         The Trust may redeem those Advisor Class accounts of shareholders who have maintained an investment of less than $10,000 in any Fund for a period of more than 12 months. All Advisor Class accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable. The $10,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

         If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed by dividing the value of that Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining each Fund's aggregate net assets, receivables are valued at their realizable amounts. Each Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.


         A  security  listed or traded on a  recognized  stock  exchange  or The
Nasdaq Stock Market, Inc. ("Nasdaq") is valued at the security's last quoted sale price on the exchange on which the security is principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. All other securities for which OTC market quotations are readily available are valued at the Calculated Mean.


         A debt security normally is valued on the basis of quotes obtained from at least two dealers (or one dealer who has made a market in the security) or pricing services that take into account appropriate valuation factors. Interest is accrued daily. Money market instruments are valued at amortized cost, which the Board believes approximates market value.

         An exchange-traded option is valued at the last sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last sale price on the other exchange(s). If there were no sales on any exchange, the option shall be valued at the Calculated Mean, if possible, and otherwise at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. An OTC option is valued at the last offering price, in the case of a written option, and the last bid price, in the case of a purchased option. Exchange listed and widely-traded OTC futures (and options thereon) are valued at the most recent settlement price.


         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by IMI in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange (e.g., any of the national business holidays identified below). If events materially affecting the value of a Fund's portfolio securities occur between the time when a foreign exchange closes and the time when that Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by IMI in accordance with procedures approved by the Board.


         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) on each day the Exchange is open for trading. The Exchange and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of a Fund's Custodian or the Exchange close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by IMSC or by your registered securities dealer. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares. The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

                                    TAXATION


         The following is a general discussion of certain tax rules thought to be applicable with respect to each Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax adviser about the tax consequences to them of investing in any Fund. The Funds are not managed for tax-efficiency.


         Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

         As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

         The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by each Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Some of the options, futures and foreign currency forward contracts in which each Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by each Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         The transactions in options, futures and forward contracts undertaken by each Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Notwithstanding any of the foregoing, each Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

         Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

         Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         Each  Fund  generally  will be  required  to  distribute  dividends  to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by each Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

DISTRIBUTIONS

         Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

         Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from each Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

BACKUP WITHHOLDING

         Each Fund will be required to report to the Internal Revenue Service ("IRS") all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to each Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in any Fund.

                             PERFORMANCE INFORMATION

         Performance information for the classes of shares of each Fund may be compared, in reports and promotional literature, to: (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of standardized average annual total return ("Standardized Return") for a specific class of shares of each Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of that Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

         P(1 + T){superscript n} = ERV

 Where:    P        =  a hypothetical initial payment of $1,000 to purchase
                       shares of a specific class

           T        =  the average annual total return of shares of that class

           n        =  the number of years

           ERV      =  the ending  redeemable  value of a hypothetical $1,000
                       payment made at the beginning of the period.

         For purposes of the above computation for each Fund, it is assumed that all dividends and capital gains distributions made by that Fund are reinvested at net asset value in additional Advisor Class shares during the designated period. Standardized Return quotations for each Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

         Each Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return").

         In determining the average annual total return for a specific class of shares of each Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of each Fund, the account fee used for purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the Fund.


         The Standardized Return figures for Ivy China Region Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively. [These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been [ ], respectively.]

         The Standardized Return figures for Ivy Developing Nations Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively. [These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been [ ], respectively.]

         The Standardized Return figures for Ivy Global Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively. [These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been [ ], respectively.]

         The Standardized Return figures for Ivy Global Science & Technology Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively. [These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been [ ], respectively.]

         The Standardized Return figures for Ivy International Fund II's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively. [These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been [ ], respectively.]

         The Standardized Return figures for Ivy Pan-Europe Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively. [These figures reflect expense reimbursement. Without expense reimbursement, the Standardized Return figures would have been [ ], respectively.]

         [Ivy Asia Pacific Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund and Ivy South America Fund had no outstanding Advisor Class shares as of December 31, 1999.]


         CUMULATIVE TOTAL RETURN. Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific class of shares of a particular Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific class of shares of a Fund over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

         C = (ERV/P) - 1

Where:   C        =   cumulative total return

         P        =   a hypothetical initial investment of $1,000 to purchase
                      shares of a specific class

         ERV      =   ending  redeemable  value:  ERV is the value, at the end
                      of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


         The Cumulative Total Return figures for Ivy China Region Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively.

         The Cumulative Total Return figures for Ivy Developing Nations Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively.

         The Cumulative Total Return figures for Ivy Global Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively.

         The Cumulative Total Return figures for Ivy Global Science & Technology Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively.

         The Cumulative Total Return figures for Ivy International Fund II's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively.

         The Cumulative Total Return figures for Ivy Pan-Europe Fund's Advisor Class shares for the period from inception through December 31, 1999 and the one-year period ended December 31, 1999 were [ ], respectively.

         [Ivy Asia Pacific Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Small Companies Fund and Ivy South America Fund had no outstanding Advisor Class shares as of December 31, 1999.]


         OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

         Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

         Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's Digest, Consumer Guide Publications, Changing Times, Financial Planning, Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Investor, International Fund Monitor, Investor's Daily, Los Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland Tribune, Pension World, Pensions and Investment Age, Personal Investor, Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall Street Journal, and Washington Post.

                              FINANCIAL STATEMENTS


         Each Fund's portfolio of investments as of December 31, 1999, Statement of Assets and Liabilities as of December 31, 1999, Statement of Operations for the fiscal year ended December 31, 1999, Statement of Changes in Net Assets for the fiscal year ended December 31, 1999, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, which are included in each Fund's December 31, 1999 Annual Report to shareholders, are incorporated by reference into this SAI.

                                   APPENDIX A

           DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND
              MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE

                        BOND AND COMMERCIAL PAPER RATINGS

[From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).]

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                                [IVY FUNDS LOGO]


ANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

IVY MANAGEMENT, INC.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432-6139
800.456.5111

DECEMBER 31, 1999

BOARD OF TRUSTEES
John S. Anderegg, Jr.
James W. Broadfoot
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Dianne Lister
Roy J. Glauber
Joseph G. Rosenthal
Richard Silverman
J. Brendan Swan
Edward M. Tighe

OFFICERS
Keith J. Carlson, Chairman
James W. Broadfoot, President
C. William Ferris, Secretary/Treasurer

LEGAL COUNSEL
Dechert Price & Rhoads
Boston, Massachusetts

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, Massachusetts

TRANSFER AGENT
Ivy Mackenzie Services Corp.
PO Box 3022
Boca Raton, Florida 33431-0922
800.777.6472

AUDITORS
PricewaterhouseCoopers LLP
Ft. Lauderdale, Florida

DISTRIBUTOR
Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway, Suite 300
Boca Raton, Florida 33432-6139
800.456.5111


                        IVY EUROPEAN OPPORTUNITIES FUND

OVERVIEW

We would like to take this opportunity to welcome you as a shareholder of the Ivy European Opportunities Fund. The Ivy European Opportunities Fund returned 215.58% from May 5, 1999, its performance measurement date, through December 31, 1999. For this same period, its benchmark index, the Morgan Stanley Capital International Europe Index, returned 14.96% (because this Index is only calculated on a month-end basis, this return is from April 30, 1999 through December 31, 1999, rather than since the performance measurement date of the
Fund). Approximately 50% of the Fund's performance during this time period is directly attributed to its investment in Initial Public Offerings (IPOs). The availability of IPOs is limited and as the Fund's assets increase, IPOs will likely become a smaller component of the overall Fund performance. Future performance of the Fund, therefore, will likely be lower than during the period May 5, 1999 through December 31, 1999. Past performance does not guarantee future results. (For the Fund's total return with sales charge and performance commentary, please refer to page 3.)

         The Ivy European Opportunities Fund pursues its goal of long-term capital appreciation through investing in European companies, including those operating in emerging Europe and small-capitalization companies operating in the developed markets of Europe. In pursuing its primary goal of long-term capital appreciation, the Fund focuses on companies with strong growth dynamics, regardless of their market capitalization.

MARKET COMMENTARY

European markets achieved good returns during 1999, despite the weakness of the euro. Our research indicates that although the returns for dollar-based investments for the first 10 months of the year were marginal, investors' enthusiasm for stocks related to new or high technology companies contributed to a nearly 25% rise in the markets during the final 10 weeks of the year.

         We believe that economic optimism was a clear trend in the European markets during 1999. This optimism was fueled by the strong performance of telecommunications and technology-related stocks, and the industrial-cyclical and commodity sectors returning to favor--particularly in the first half of the year. In our view, this was not surprising. Economists' expectations of global economic growth continued rising through the first quarter, and valuations relative to the broader market were attractive following the Asian economic crisis that began in July 1997 and continued into 1998. Our research indicates that oil stocks were the beneficiary of OPEC-regulated supply restraints, which helped the price of oil move from $10 a barrel in December 1998 to $24 a barrel in December 1999.

         Technology stocks, which underperformed during the Asian crisis, staged a strong recovery, with share prices of leading European companies up strongly in 1999, according to our research. It is our belief that the recovery was aided by the positive impact of economic growth revisions, which are so important for industrial stocks in general. But,

2


to a larger extent, we think the rebound was driven by increasing awareness in the investment community of the potential for new technology developments, such as data services through mobile phones and interactive TV. We believe enthusiasm was fueled by increasingly optimistic statements from leading industry players and by the high prices paid for key assets in corporate transactions. While we are still comfortable with the valuation of many such companies, others now appear somewhat excessive. We will attempt to avoid such stocks.

LOOKING ACROSS EUROPE.

At the country level, Finland was once again the star performer in 1999. According to our studies, Finland's success was mainly due to the continued accomplishments of Nokia, the country's largest company and the leading producer of mobile phones. Norway, in contrast to last year, performed well during 1999, benefiting from the recovery in commodity prices, which are crucial to the Norwegian economy.

"...WE ANTICIPATE THAT THE COMBINATION OF WHAT WE BELIEVE TO BE A SOUND ECONOMIC
 BACKDROP IN EUROPE AND THE DEVELOPING CAPITAL MARKET SHOULD PRESENT POTENTIAL
                           INVESTMENT OPPORTUNITIES."

         The Spanish and Italian markets, which our research indicates were among the best performers in 1998, were close to the worst in 1999. We believe this region contains few large companies with cyclical or technology exposure, and is overrepresented in banks and insurance companies, which performed poorly in Europe in 1999. Italy was further encumbered by the takeover of Telecom Italia by Olivetti, illustrating the potential need for further reform of the corporate code.

         In the largest markets, France significantly outperformed Germany. We believe that investor sentiment toward Germany was erratic because of concerns over the perceived lack of commitment to structural reform and potentially vital changes to capital gains tax legislation, which could allow for more efficient capital allocation and corporate consolidation, especially in the financial sector. Our research shows the volume of IPOs across Europe more than doubled in each of the last three years, fueled by a record number of new offerings in Germany. Germany also launched the Neuer Market, a junior stock exchange akin to the NASDAQ in the US and which attracts young, high-growth technology companies. Other European markets have followed suit, and now have, or will have, equivalent exchanges. This trend could present the Fund with new investment opportunities; and, in many cases we have initiated and subsequently built up positions. In other instances, where the share price has risen above our target prices, we have taken profits.

         We believe the changing corporate attributes within Europe have led to continuing restructuring. We have been alert to these opportunities. However, this is not a new theme, and, in our opinion, much of the immediate potential is reflected in share prices.

         Over the last year, our research indicates that investor attention was focused primarily on large-cap growth companies. Ironically, however, for the first time in recent years, overall, small-cap companies performed slightly better than large-cap companies. In our view, this may be due to the excess and enthusiasm afforded large companies at the end of 1998 in anticipation of the launch of the euro. We continue to find potential opportunities in smaller companies.

LOOKING AHEAD.

We believe that the prices of many technology companies may have gotten ahead of themselves, reflecting their future potential rather than their current value. We suspect that the momentum and thirst for technology may be evident again in 2000, but the market could become much more discerning. We expect the Fund to continue to have technology exposure, but with increasing care. Smaller companies, especially in non-technology areas, have been seriously out of favor, and we believe that careful funding may present some potentially promising returns. Finally, we anticipate the mergers and acquisitions momentum should continue, and the Fund will be poised to attempt to take advantage of whatever emerges, whether it is IPO activity or consolidation.

         We maintain our confidence in the European economies. While we expect an increase in both inflation and interest rates, we believe the increases should be modest. We also foresee that the euro should recover from its disappointing debut. The year may be volatile and challenging, but we anticipate that the combination of what we believe to be a sound economic backdrop in Europe and the developing capital market should present potential investment opportunities.

                    PERFORMANCE COMPARISON OF THE FUND SINCE
                        ITS PERFORMANCE MEASUREMENT DATE
                        (5/5/99) OF A $10,000 INVESTMENT


                                    [CHART]


IVY EUROPEAN OPPORTUNITIES FUND
PERFORMANCE COMMENTARY

For the period May 5, 1999 to December 31, 1999, the Ivy European Opportunities Fund returned 215.58%. This compares very favorably to the Morgan Stanley Capital International (MSCI) Europe Index, which was up 14.96% (because this Index is only calculated on a month-end basis, this return is from April 30, 1999 through December 31, 1999, rather than since the performance measurement date of the Fund). During the eight-month period, the Ivy European Opportunities Fund invested extensively in securities of companies in their initial public offering (IPOs), which had a favorable impact on the Fund's performance. Approximately 50% of the Fund's performance during this time period is directly attributed to its investment in IPOs. The availability of IPOs is limited and as the Fund's assets increase, IPOs will likely become a smaller component of the overall Fund performance. Future performance of the Fund, therefore, will likely be lower than during the period May 5, 1999 through December 31, 1999. Past performance does not guarantee future results.

The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged index of stocks which assumes reinvestment of dividends and, unlike Fund returns, does not reflect any fees or expenses. It is not possible to invest in an index.

Performance is calculated for Class A shares of the Fund unless otherwise noted. The performance of all other share classes will vary relative to that of Class A shares based on differences in their respective sales loads and fees.

The Ivy European Opportunities Fund was initially seeded on April 26, 1999, commenced operations on May 3, 1999 and received initial subscriptions on May 3, 1999. Performance is calculated beginning May 5, 1999, the date proceeds from share sales were invested according to the Ivy European Opportunities Fund's investment objectives.



                                         Class A(1)              Class B(2) & C(3)             Advisor Class(4)      Class I(5)
                                       ----------------   ----------------------------------   ----------------    ----------------
IVY EUROPEAN OPPORTUNITIES FUND          w/       w/o           w/               w/o             w/       w/o       w/       w/o
AVERAGE ANNUAL TOTAL RETURN            Reimb.    Reimb.       Reimb.            Reimb.          Reimb.   Reimb.    Reimb.    Reimb.
FOR PERIODS ENDING                     ------    ------   ---------------   ----------------    ------   ------    ------    ------
DECEMBER 31, 1999                                           w/      w/o       w/      w/o
                                                           CDSC     CDSC     CDSC     CDSC
                                                          ------   ------   ------   -------
                                                              B:       B:       B:        B:
                                                         204.41%  209.41%  203.51%   208.51%
                                                              C:       C:       C:        C:
Since Inception(6)                    197.43%  196.35%    50.80%   51.80%   50.43%    51.43%   217.16%  214.88%     n/a       n/a
                                      ------   ------     -----    -----    -----     -----    ------   ------      ---       ---

(1)      Class A performance figures include the maximum sales charge of 5.75%.
(2) Class B performance figures are calculated with and without the applicable Contingent Deferred Sales Charge (CDSC), up to a maximum of 5.00%.
(3) Class C performance figures are calculated with and without the applicable CDSC, up to a maximum of 1.00%.
(4) Advisor Class shares are not subject to an initial sales charge or a CDSC.
(5) Class I shares are not subject to an inital sales charge or a CDSC. There were no Class I shares outstanding.
(6) Class A commenced operations May 4, 1999; Class B commenced operations May 24, 1999; Class C commenced operations October 24, 1999; Advisor Class commenced operations May 3, 1999.

         Total returns in some periods were higher due to reimbursement of certain Fund expenses. See Financial Highlights.

         All charts and tables reflect past results and assume reinvestment of dividends and capital gain distributions. Future results will, of course, be different. The investment return and principal value of Ivy European Opportunities Fund will fluctuate and at redemption shares may be worth more or less than the amount of the original investment.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

4

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

--------------------------------------------------------------
EQUITY SECURITIES -- 62.98%              SHARES       VALUE
--------------------------------------------------------------
EUROPE -- 54.65%
--------------------------------------
AUSTRIA -- 1.51%
Yline Internet Business Services
  AG(a)................................    8,000   $   499,547
                                                   -----------
FINLAND -- 0.35%
F-Secure Oyj(a)........................    4,000       116,267
                                                   -----------
FRANCE -- 7.81%
Bull S.A.(a)...........................  100,000       800,839
Canal Plus.............................    3,500       506,914
Integra S.A.(a)........................      600        86,839
Sagem ADP S.A.(a)......................    3,003     1,113,667
Technip S.A............................      325        33,161
Transiciel S.A.........................      400        48,070
                                                   -----------
                                                     2,589,490
                                                   -----------
GERMANY -- 13.60%
Brainpool TV AG(a).....................    5,000       338,277
Brokat Infosystems AG(a)...............      350        69,459
Direkt Anlage Bank AG(a)...............    3,500        80,685
Epcos AG(a)............................    1,000        74,170
Freenet.de AG(a).......................    3,250       361,580
Intershop Communications AG(a).........      250        69,911
Kamps AG...............................      360        24,897
Kamps AG -- New(a).....................    6,252       416,715
Mannesmann AG..........................    3,000       722,859
ProSieben Media AG.....................   10,000       580,332
SAP AG.................................    2,000       978,246
SinnerSchrader AG(a)...................    4,000       190,437
TOMORROW Internet AG(a)................    4,000       204,469
Zapf Creation AG(a)....................   12,000       396,911
                                                   -----------
                                                     4,508,948
                                                   -----------
GREECE -- 2.55%
Hellenic Telecommunications
  Organization S.A.....................   17,000       402,158
Interamerican Insurance Co.(a).........    1,200        39,495
Panafon Hellenic Telecom S.A...........   30,000       402,416
                                                   -----------
                                                       844,069
                                                   -----------
IRELAND -- 1.93%
Esat Telecom Group plc(a)..............    7,000       640,500
                                                   -----------
NETHERLANDS -- 5.94%
Buhrmann NV............................   50,000       749,220
IHC Caland NV..........................      618        22,454
Numico NV..............................      700        25,988
Philips Electronics NV.................    8,000     1,082,485
VNU NV.................................    1,200        62,760
Wolters Kluwer NV......................      800        26,942
                                                   -----------
                                                     1,969,849
                                                   -----------
NORWAY -- 6.77%
EniTel ASA(a)..........................   52,000     1,552,786
Tandberg Television ASA(a).............   50,000       690,542
                                                   -----------
                                                     2,243,328
                                                   -----------
PORTUGAL -- 0.34%
PT Multimedia(a).......................    2,000       113,200
                                                   -----------
SPAIN -- 4.25%
TelePizza, S.A.(a).....................  275,000     1,157,658
Terra Networks, S.A.(a)................    4,650       252,843
                                                   -----------
                                                     1,410,501
                                                   -----------

--------------------------------------------------------------
EQUITY SECURITIES                       SHARES       VALUE
--------------------------------------------------------------

SWEDEN -- 1.86%
Swedish Match AB.......................  100,000   $   347,652
Ticket Travel Group AB.................   35,000       270,396
                                                   -----------
                                                       618,048
                                                   -----------
SWITZERLAND -- 3.15%
Charles Voegele Holding AG(a)..........    4,250       759,340
Distefora Holding AG(a)................      200        48,353
Fantastic Corporation(a)...............      350        64,548
Kaba Holding AG........................       50        45,292
Kudelski SA(a).........................        6        35,609
Selecta Group                                 65        20,303
Swisslog Holding AG....................      250        72,623
                                                   -----------
                                                     1,046,068
                                                   -----------
UNITED KINGDOM -- 4.59%
Bass plc...............................   10,000       123,859
BT plc.................................    4,500       108,790
Burmah Castrol plc.....................    5,500       104,156
Cadbury Schweppes plc..................   18,000       105,454
ebookers.com plc ADR(a)................    2,000        34,625
Eidos plc(a)...........................    1,050        92,230
Garban plc.............................   10,000        35,457
Greene King plc........................    8,600        67,432
Lonmin plc.............................   14,500       154,006
Man (E D & F) Group plc................   12,000        79,779
NDS Group plc(a).......................    5,000       152,500
Reckitt Benckiser plc..................   10,500        98,829
Royal & Sun Alliance Insurance Group
  plc..................................   24,000       178,899
TI Group plc...........................   14,000       103,793
Vodafone AirTouch PLC                     16,500        81,175
                                                   -----------
                                                     1,520,984
                                                   -----------
NORTH AMERICA -- 8.33%
--------------------------------------
UNITED STATES -- 8.33%
Global TeleSystems Group, Inc.(a)......   40,000     1,385,000
Jazztel plc ADR(a)                         5,000       325,625
MIH Ltd.(a)............................   11,000       649,000
OpenTV Corporation(a)..................    5,000       401,250
                                                   -----------
                                                     2,760,875
                                                   -----------
TOTAL INVESTMENTS -- 62.98%
  (Cost -- $17,506,131)(b).............             20,881,674
OTHER ASSETS, LESS LIABILITIES -- 37.02%            12,272,582
                                                   -----------
NET ASSETS -- 100%.....................            $33,154,256
                                                   ===========
ADR -- American Depository Receipt
(a) Non-income producing security
(b) Cost is approximately the same for Federal income tax
    purposes.
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on
cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation...............   $ 3,510,134
    Gross unrealized depreciation...............      (134,591)
                                                   -----------
        Net unrealized appreciation.............   $ 3,375,543
                                                   ===========
Purchases and sales of securities other than short-term
obligations aggregated $4,053,912 and $4,370,404,
respectively, for the period ended December 31, 1999.

                     The accompanying notes are an integral
                       part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               5

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS
Investments, at value (identified cost -- $17,506,131)......  $20,881,674
Cash........................................................    8,815,068
Receivables
  Fund shares sold..........................................    3,887,136
  Dividends and interest....................................        6,224
  Manager for expense reimbursement.........................       13,207
Deferred offering costs.....................................       19,361
Other assets................................................          349
                                                              -----------
  Total assets..............................................   33,623,019
                                                              -----------
LIABILITIES
Payables
  Investments purchased.....................................          963
  Fund shares repurchased...................................      373,389
  Management fee............................................       17,802
  12b-1 service and distribution fees.......................        9,050
  Other payables to related parties.........................       47,232
Accrued expenses............................................       20,327
                                                              -----------
  Total liabilities.........................................      468,763
                                                              -----------
NET ASSETS..................................................  $33,154,256
                                                              ===========
CLASS A
Net asset value and redemption price per share
  ($13,932,440/813,425 shares outstanding)..................  $     17.13
                                                              ===========
Maximum offering price per share ($17.13 x 100/94.25)*......  $     18.18
                                                              ===========
CLASS B
Net asset value, offering price and redemption price** per
  share ($5,899,771/344,456 shares outstanding).............  $     17.13
                                                              ===========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($8,075,891/471,387 shares outstanding).............  $     17.13
                                                              ===========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($5,246,154/304,565 shares outstanding).............  $     17.23
                                                              ===========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $29,795,301
  Undistributed net investment income.......................       14,512
  Net unrealized appreciation on investments and foreign
    currency transactions...................................    3,344,443
                                                              -----------
NET ASSETS..................................................  $33,154,256
                                                              ===========

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

    The accompanying notes are an integral part of the financial statements.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

6

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT) TO DECEMBER 31, 1999

INVESTMENT INCOME
  Dividends.................................................            $   10,383
  Interest..................................................                46,914
                                                                        ----------
                                                                            57,297
                                                                        ----------
EXPENSES
  Management fee............................................  $27,735
  Transfer agent............................................    1,888
  Administrative services fee...............................    2,774
  Custodian fees............................................   33,363
  Blue Sky fees.............................................    1,633
  Auditing and accounting fees..............................    5,305
  Shareholder reports.......................................      327
  Amortization of deferred offering costs...................   35,631
  Fund accounting...........................................   11,488
  Trustees' fees............................................    5,684
  12b-1 service and distribution fees.......................   11,583
  Legal.....................................................   35,866
  Other.....................................................      111
                                                                        ----------
                                                                           173,388
  Expenses reimbursed by Manager............................              (107,722)
                                                                        ----------
      Net expenses..........................................                65,666
                                                                        ----------
NET INVESTMENT LOSS.........................................                (8,369)
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................             1,182,131
  Net change in unrealized appreciation on investments and
    foreign currency transactions...........................             3,344,443
                                                                        ----------
    Net gain on investment transactions.....................             4,526,574
                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........            $4,518,205
                                                                        ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               7

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                                  MAY 3, 1999
                                                                (COMMENCEMENT)
                                                                TO DECEMBER 31,
                                                              -------------------
                                                                     1999
                                                              -------------------
INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................      $    (8,369)
  Net realized gain on investments and foreign currency
    transactions............................................        1,182,131
  Net change in unrealized appreciation on investments and
    foreign currency transactions...........................        3,344,443
                                                                  -----------
      Net increase resulting from operations................        4,518,205
                                                                  -----------
Class A distributions
  Dividends in excess of net investment income..............           (9,491)
  Distributions from capital gains..........................         (261,490)
                                                                  -----------
      Total distributions to Class A shareholders...........         (270,981)
                                                                  -----------
Class B distributions
  Dividends in excess of net investment income..............             (658)
  Distributions from capital gains..........................         (203,781)
                                                                  -----------
      Total distributions to Class B shareholders...........         (204,439)
                                                                  -----------
Class C distributions
  Dividends in excess of net investment income..............           (3,087)
  Distributions from capital gains..........................         (152,341)
                                                                  -----------
      Total distributions to Class C shareholders...........         (155,428)
                                                                  -----------
Class I distributions
  Distributions from capital gains..........................               (9)
                                                                  -----------
      Total distributions to Class I shareholders...........               (9)
                                                                  -----------
Advisor Class distributions
  Dividends in excess of net investment income..............           (5,049)
  Distributions from capital gains..........................         (558,976)
                                                                  -----------
      Total distributions to Advisor Class shareholders.....         (564,025)
                                                                  -----------
Fund share transactions (Note 4)
  Class A...................................................       12,671,199
  Class B...................................................        5,297,153
  Class C...................................................        7,546,989
  Advisor Class.............................................        4,315,592
                                                                  -----------
      Net increase resulting from fund share transactions...       29,830,933
                                                                  -----------
NET ASSETS AT END OF PERIOD.................................      $33,154,256
                                                                  ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................      $    14,512
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

8

[IVY LEAF LOGO]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   for the period
                                                                    May 4, 1999
                                                                   (commencement)
                          CLASS A                                 to December 31,
--------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                                 1999
                                                              ------------------------
Net asset value, beginning of period........................          $ 10.01
                                                              ------------------------
  Income from investment operations
  Net investment loss(a)....................................               --
  Net gains on securities (both realized and unrealized)....            16.35
                                                              ------------------------
  Total from investment operations..........................            16.35
                                                              ------------------------
  Less distributions
  Dividends in excess of net investment income..............              .01
  Distributions from capital gains..........................             9.22
                                                              ------------------------
    Total distributions.....................................             9.23
                                                              ------------------------
Net asset value, end of period..............................          $ 17.13
                                                              ========================
Total return (%)(b).........................................           215.58
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................          $13,932
Ratio of expenses to average net assets (%)(c)
  With expense reimbursement (%)............................             2.22
  Without expense reimbursement (%).........................             6.10
Ratio of net investment loss to average net assets
  (%)(a)(c).................................................             (.15)
Portfolio turnover rate (%).................................              108

--------------------------------------------------------------------------------

                                                                   for the period
                                                                    May 24, 1999
                                                                   (commencement)
                          CLASS B                                 to December 31,
--------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                                 1999
                                                              ------------------------
Net asset value, beginning of period........................          $ 10.21
                                                              ------------------------
  Income from investment operations
  Net investment loss(a)....................................             (.01)
  Net gains on securities (both realized and unrealized)....            16.15
                                                              ------------------------
  Total from investment operations..........................            16.14
                                                              ------------------------
  Less distributions
  Distributions from capital gains..........................             9.22
                                                              ------------------------
  Total distributions.......................................             9.22
                                                              ------------------------
Net asset value, end of period..............................          $ 17.13
                                                              ========================
Total return (%)(b).........................................           209.41
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................          $ 5,900
Ratio of expenses to average net assets (%)(c)
  With expense reimbursement (%)............................             2.96
  Without expense reimbursement (%).........................             6.84
Ratio of net investment loss to average net assets
  (%)(a)(c).................................................             (.89)
Portfolio turnover rate (%).................................              108

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   for the period
                                                                  October 24, 1999
                                                                   (commencement)
                          CLASS C                                 to December 31,
--------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                                 1999
                                                              ------------------------
Net asset value, beginning of period........................           $11.57
                                                              ------------------------
  Income from investment operations
  Net investment loss(a)....................................             (.01)
  Net gains on securities (both realized and unrealized)....             6.00
                                                              ------------------------
  Total from investment operations..........................             5.99
                                                              ------------------------
  Less distributions
  Dividends in excess of net investment income..............              .01
  Distributions from capital gains..........................              .42
                                                              ------------------------
    Total distributions.....................................              .43
                                                              ------------------------
Net asset value, end of period..............................           $17.13
                                                              ========================
Total return (%)(b).........................................            51.80
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................           $8,076
Ratio of expenses to average net assets (%)(c)
  With expense reimbursement (%)............................             2.96
  Without expense reimbursement (%).........................             6.84
Ratio of net investment loss to average net assets
  (%)(a)(c).................................................             (.89)
Portfolio turnover rate (%).................................              108

--------------------------------------------------------------------------------

                                                                   for the period
                                                                    May 3, 1999
                                                                   (commencement)
                       ADVISOR CLASS                              to December 31,
--------------------------------------------------------------------------------------
SELECTED PER SHARE DATA                                                 1999
                                                              ------------------------
Net asset value, beginning of period........................          $ 10.01
                                                              ------------------------
  Income from investment operations
  Net investment income(a)..................................               --
  Net gains on securities (both realized and unrealized)....            16.46
                                                              ------------------------
  Total from investment operations..........................            16.46
                                                              ------------------------
  Less distributions
  Dividends in excess of net investment income..............              .02
  Distributions from capital gains..........................             9.22
                                                              ------------------------
    Total distributions.....................................             9.24
                                                              ------------------------
Net asset value, end of period..............................          $ 17.23
                                                              ========================
Total return (%)(b).........................................           217.16
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................          $ 5,246
Ratio of expenses to average net assets (%)(c)
  With expense reimbursement (%)............................             1.93
  Without expense reimbursement (%).........................             5.81
Ratio of net investment income to average net assets
  (%)(a)(c).................................................              .14
Portfolio turnover rate (%).................................              108

  (a) Net investment loss is net of     (b) Total return represents           (c) Annualized
  expenses reimbursed by Manager.       aggregate total return and does
                                        not reflect a sales charge.

    The accompanying notes are an integral part of the financial statements.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

10

NOTES TO FINANCIAL STATEMENTS

Ivy European Opportunities Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The Fund was initially seeded on April 26, 1999, commenced operations on May 3, 1999 and received initial subscriptions beginning May 3, 1999. Performance is calculated beginning May 5, 1999, the date proceeds from share sales were invested according to the Fund's investment objectives. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C, Class I and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market, Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities, or on the basis of dealer quotes. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of December 31, 1999, there were no Board valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

CASH -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At December 31, 1999, the interest rate was 3.75%.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and capital gains, if any, are declared in December.

FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction.

For foreign securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

For tax reporting purposes, Code Section 988 provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

DEFERRED OFFERING COSTS -- Offering costs are being amortized over a one year period beginning May 3, 1999, the date the Fund commenced operations. Offering costs have been paid by Mackenzie Investment Management Inc. (MIMI) and will be reimbursed by the Fund.

RECLASSIFICATIONS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities, passive foreign investment companies and non-deductible deferred offering costs. As

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              11

a result, Net investment loss and Net realized gain on investments and foreign currency transactions for a reporting period may differ significantly in amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

2. RELATED PARTIES

Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Henderson Investment Management Limited is the sub-advisor of the Fund. IMI, not the Fund, is obligated to compensate the Subadvisor. Currently, IMI limits the Fund's total operating expenses (excluding 12b-1 fees and certain other expenses) to an annual rate of 1.95% of the Fund's average net assets.

Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations. At December 31, 1999, MIMI owned 4.76% of the Fund's shares outstanding.

Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the year ended December 31, 1999, the net amount of underwriting discount retained by IMDI was $48,186.

Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Class I and Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $2,342, $4,903 and $4,338 for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations.

Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $822, $348, $335 and $383 for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

Fund share transactions for Class A, Class B, Class C, Class I and Advisor Class were as follows:

                                                 FOR THE PERIOD
                                                  MAY 4, 1999
                                                 (COMMENCEMENT)
                                              TO DECEMBER 31, 1999
-------------------------------------------------------------------
                 CLASS A                     SHARES       AMOUNT
-------------------------------------------------------------------
Sold.....................................    848,535    $13,288,709
Issued on reinvestment of
 distributions...........................      9,961        167,529
Repurchased..............................    (45,071)      (785,039)
                                             -------    -----------
Net increase.............................    813,425    $12,671,199
                                             =======    ===========

                                                 FOR THE PERIOD
                                                  MAY 4, 1999
                                                 (COMMENCEMENT)
                                              TO DECEMBER 31, 1999
-------------------------------------------------------------------
                 CLASS B                     SHARES       AMOUNT
-------------------------------------------------------------------
Sold.....................................    340,876    $ 5,238,984
Issued on reinvestment of
 distributions...........................      4,266         69,748
Repurchased..............................       (686)       (11,579)
                                             -------    -----------
Net increase.............................    344,456    $ 5,297,153
                                             =======    ===========

                                                 FOR THE PERIOD
                                                OCTOBER 24, 1999
                                                 (COMMENCEMENT)
                                              TO DECEMBER 31, 1999
-------------------------------------------------------------------
                 CLASS C                     SHARES       AMOUNT
-------------------------------------------------------------------
Sold.....................................    465,614    $ 7,449,188
Issued on reinvestment of
 distributions...........................      7,527        127,207
Repurchased..............................     (1,754)       (29,406)
                                             -------    -----------
Net increase.............................    471,387    $ 7,546,989
                                             =======    ===========

                                                 FOR THE PERIOD
                                                  MAY 4, 1999
                                                 (COMMENCEMENT)
                                              TO DECEMBER 31, 1999
-------------------------------------------------------------------
                 CLASS I                     SHARES       AMOUNT
-------------------------------------------------------------------
Sold.....................................          1    $        10
Issued on reinvestment of
 distributions...........................          1              9
Repurchased..............................         (2)           (19)
                                             -------    -----------
Net change...............................         --    $        --
                                             =======    ===========

                                                 FOR THE PERIOD
                                                  MAY 3, 1999
                                                 (COMMENCEMENT)
                                              TO DECEMBER 31, 1999
-------------------------------------------------------------------
              ADVISOR CLASS                  SHARES       AMOUNT
-------------------------------------------------------------------
Sold.....................................    262,585    $ 3,838,799
Issued on reinvestment of
 distributions...........................     42,286        481,911
Repurchased..............................       (306)        (5,118)
                                             -------    -----------
Net increase.............................    304,565    $ 4,315,592
                                             =======    ===========

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND
--------------------------------------------------------------------------------

12

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
IVY EUROPEAN OPPORTUNITIES FUND (THE "FUND"):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fund at December 31, 1999, the results of its operations and the changes in its net assets for the period May 3, 1999 (commencement of operations) through December 31, 1999, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
February 4, 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              13

SHAREHOLDER MEETING RESULTS
(UNAUDITED)

On September 30, 1999, a special shareholder meeting (the "Meeting") was held at the offices of Mackenzie Investment Management Inc., Boca Raton, Florida, for the following purposes (and with the following results):

PROPOSAL 1: With respect to Ivy Fund, to elect Trustees.

---------------------------------------------------
NOMINEE:                          FOR:    WITHHOLD:
---------------------------------------------------
James W. Broadfoot.............  54,737         0
Keith J. Carlson...............  54,737         0
Stanley Channick...............  54,737         0
Roy J. Glauber.................  54,737         0
Edward M. Tighe................  54,737         0

The other Trustees of Ivy Fund previously elected by shareholders whose term of office continued after the meeting were John S. Anderegg, Jr., Paul H. Broyhill, Frank W. DeFriece, Jr., Joseph G. Rosenthal, Richard N. Silverman and J. Brendan Swan.

PROPOSAL 2: With respect to the Fund, to ratify or reject the action of the Board of Trustees in selecting PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 1999.

-----------------------------
  FOR:    AGAINST:   ABSTAIN:
-----------------------------
 54,737         0       0

PROPOSAL 3: With respect to the Fund, to approve or disapprove the revision of certain fundamental investment policies.

3.1 DIVERSIFICATION:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0          0

3.2 BORROWING:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0           0

3.3 SENIOR SECURITIES:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0          0

3.4 UNDERWRITING:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0          0

3.5 REAL ESTATE:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0           0

3.6 COMMODITIES:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0          0

3.7 LOANS:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0          0

3.8 CONCENTRATION:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0          0

3.9 OTHER POLICIES:

-------------------------------------------
                                BROKER NON-
  FOR:    AGAINST:   ABSTAIN:     VOTES:*
-------------------------------------------
 54,737      0          0          0

---------------

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner (or other persons entitled to vote) nor has discretionary power to vote on a particular matter.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

02IEOF123199

                                [IVY FUNDS LOGO]

                              IVY PAN-EUROPE FUND
OVERVIEW

The Ivy Pan-Europe Fund is designed to provide exposure to high-quality companies in mature foreign markets. The majority of the Fund is invested in large-cap blue chip stocks in Western Europe. Additionally, the Fund strives to provide exposure to what the management team believes to be quality, undervalued, smaller-cap companies in Central and Eastern Europe. The Fund employs a disciplined, value-driven investment style that focuses on a company's long-term earnings capacity and asset values. The management team evaluates opportunities on a variety of measures--buying stocks at a price that we believe is a discount to the fair value.

         The Fund is positioned to benefit from two main themes that we believe could have a major impact on European markets currently and in the coming years: accelerating economic growth and ongoing corporate restructuring. In our view, these two factors helped to fuel strong stock market performance during 1999, with the Ivy Pan-Europe Fund generating a return of 18.29% for the 12-month period ending December 31, 1999. For the same period, the Morgan Stanley Capital International Europe Index returned 15.89%. (For the Fund's total return with sales charge and performance commentary, please refer to page 3.)

MARKET COMMENTARY

As we entered 1999, the Ivy Pan-Europe Fund was positioned with a significant over-weighting in cyclical stocks. We believe large declines in stock prices in this sector during the third and fourth quarters of 1998 created significant value in a number of economically sensitive industries including paper and forest products, metals and mining, steel, chemicals, and construction companies. Our research shows that at the start of 1999, fears of a global recession began to subside, and investors in Europe started to anticipate a recovery in economic growth. We believe this led to sharp rises in prices of European cyclical stocks, particularly during the first half of the year, and contributed to the strong performance of the Fund during this time. The management team used price strength in this sector to reduce the Fund's exposure to cyclical stocks during the second half of 1999.

OPPORTUNITIES REMAIN IN EUROPE.

We remain optimistic about the prospects of economic activity in Europe.
In recent months, we believe there were a number of encouraging signs of growth coming from the eurozone--the 11 nations that comprise the Economic and Monetary Union (EMU)--particularly from the two largest economies, Germany and France. According to our research, on average, gross domestic product (GDP) in Europe grew more than 4% in the third quarter, on a seasonally adjusted basis, and unemployment fell below 10% for the first time in years. We anticipate that upgrades in earnings and GDP estimates across continental Europe may lead to higher stock prices through 2000.

         Within this environment, we expect interest rates and inflation to remain relatively low. We believe the European Central Bank's half-point rise in short-term interest rates in early November

ANNUAL REPORT

This report and the financial statements contained herein are submitted for the general information of the shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

IVY MANAGEMENT, INC.
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida 33432-6139
800.456.5111

December 31, 1999

BOARD OF TRUSTEES
John S. Anderegg, Jr.
James W. Broadfoot
Paul H. Broyhill
Keith J. Carlson
Stanley Channick
Dianne Lister
Roy J. Glauber
Joseph G. Rosenthal
Richard Silverman
J. Brendan Swan
Edward M. Tighe

OFFICERS
Keith J. Carlson, Chairman
James W. Broadfoot, President
C. William Ferris, Secretary/Treasurer

LEGAL COUNSEL
Dechert Price & Rhoads
Boston, Massachusetts

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, Massachusetts

TRANSFER AGENT
Ivy Mackenzie Services Corp.
PO Box 3022
Boca Raton, Florida 33431-0922
800.777.6472

AUDITORS
PricewaterhouseCoopers LLP
Ft. Lauderdale, Florida

DISTRIBUTOR
Ivy Mackenzie Distributors, Inc.
Via Mizner Financial Plaza
700 South Federal Highway, Suite 300
Boca Raton, Florida 33432-6139
800.456.5111

[MACKENZIE LOGO]
was precautionary and leaves real short-term rates at over 1%. In our opinion, concerns about rising interest rates throughout 1999 put severe pressure on interest-rate-sensitive sectors, particularly financial stocks. In the fourth quarter of 1999, banks and insurance companies began to appear frequently on our research screens as representing good long-term value. As a result, we increased the size of some existing holdings in this sector and added a few new securities, including three Swiss financial firms.

         Our research shows that, in general, exports from Europe remained weak throughout 1999. However, a recovery in Asian demand for European exports was a very positive factor for some of the Fund's holdings. For example, we believe that luxury goods companies showed a strong rebound in sales growth as Japanese and other Asian consumers returned to the stores.

   "WE REMAIN OPTIMISTIC ON THE PROSPECTS FOR ECONOMIC ACTIVITY IN EUROPE. IN RECENT MONTHS, WE BELIEVE THERE WERE A NUMBER OF ENCOURAGING SIGNS OF GROWTH
 COMING FROM THE EUROZONE, PARTICULARLY FROM THE TWO LARGEST ECONOMIES, GERMANY
                                  AND FRANCE."

         We believe that weakness in the euro, which according to our research lost about 16% of its value relative to the dollar and even more relative to the yen, should result in a sizable pickup in export growth in 2000. Our recent economic data supports this belief, with third-quarter exports from France showing the strongest increase in 10 years. Purchasing-power analysis, which compares the cost to buy a basket of goods in one currency versus another, indicates that exchange rates for deutsche mark-linked currencies, including the euro (since its introduction in January 1999) are at their cheapest levels in 25 years relative to the dollar and the yen. We expect the euro to gain strength if economic growth accelerates on the Continent, which should provide incremental returns for US dollar-based investors in the coming year.

         We believe that we have just started to see the impact of EMU on European corporate profitability. Consolidation activity is taking place in many industries throughout continental Europe and the UK, including telecoms, pharmaceuticals, autos, energy, utilities, banks, and insurance companies. We believe there is more to come, as industry leaders in Europe, despite being international household names, are still small by US standards. Our research shows that a wave of mergers and acquisitions, fueled by EMU, reached over $600 billion in 1998, and in 1999 doubled to over $1,200 billion. Recently proposed tax changes in Germany, which effectively eliminates capital gains tax on asset sales for corporations, could clear the way for long-overdue corporate restructuring in that market. We expect these trends to continue across the Continent over the next three to five years. In the short run, we think that equity prices should continue to respond favorably to anticipated takeover announcements. We believe that longer term, equity prices should benefit from strong earnings growth as costs decline, productivity rises, and economies of scale are realized.

THE IMPACT OF TECHNOLOGY.

As we approached the end of 1999, the technology mania that was pervasive in US equity markets spread to the rest of the world. It seemed to us as though any company with hopes of becoming an Internet player was suddenly awarded very lofty valuations based on projections of cash flows to be generated 25 years hence. Because Ivy Pan-Europe Fund is managed with a disciplined, value approach, we looked at the high valuations of these companies with great skepticism. The Internet is undeniably changing the way business is conducted around the globe, However, with the absence of profits and the presence of a high level of speculation, we believe these companies are more suitable for funds managed with a more growth-oriented investment style or that specialize in the technology sector, such as the Ivy Global Science & Technology Fund.

LOOKING AHEAD.

We are optimistic about European equity markets as we move into the new millennium. In our view, low interest rates, controlled inflation, declining unemployment, and a highly competitive currency may result in an acceleration in economic activity over the next few years. Ongoing corporate restructuring, and mergers and acquisitions activity should continue to keep the focus of such corporations on improving profitability and shareholder value. We also expect strong demand for equities driven by the growth of European pension and mutual funds to continue to support European stock markets.

         We believe that the combination of these factors should contribute to accelerating top-line and higher bottom-line growth, providing a positive backdrop for European equity markets in the year 2000.

                    PERFORMANCE COMPARISON OF THE FUND SINCE
                    INCEPTION (5/97) OF A $10,000 INVESTMENT

                                    [CHART]

IVY PAN-EUROPE FUND
PERFORMANCE COMMENTARY

For the 12 months ended December 31, 1999, the Ivy Pan-Europe Fund returned 18.29% compared to a return of 15.89% for the Morgan Stanley Capital International (MSCI) Europe Index. The Fund's outperformance relative to its benchmark was due primarily to its exposure to economically sensitive stocks in the early part of the year. According to our research, at the start of 1999, fears of a global recession began to subside, and investors in Europe began to anticipate a recovery in economic growth. We believe this led to sharp rises in prices of European cyclical stocks, particularly during the first four to five months of the year. In addition, until late 1999, the Fund was underweight in interest-rate-sensitive stocks, like banks and financials, which performed poorly as interest rates rose across the Continent and in the UK. This positioning also contributed to the Fund's relative outperformance.

The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged index of stocks which assumes reinvestment of dividends and, unlike Fund returns, does not reflect any fees or expenses. It is not possible to invest in an index.

Performance is calculated for Class A shares of the Fund unless otherwise noted. The performance of all other share classes will vary relative to that of Class A shares based on differences in their respective sales loads and fees.


 IVY PAN-EUROPE FUND               Class A(1)                   Class B(2)  &  C(3)                      Advisor Class(4)
 AVERAGE ANNUAL TOTAL RETURN   --------------------------------------------------------------------------------------------
 FOR PERIODS ENDING               w/         w/o               w/                      w/o                w/       w/o
 DECEMBER 31, 1999              Reimb.      Reimb.           Reimb.                   Reimb.            Reimb.    Reimb.
---------------------------------------------------------------------------------------------------------------------------
                                                         w/           w/o         w/         w/o
                                                        CDSC         CDSC        CDSC        CDSC
                                                       -------------------------------------------
                                                          B:          B:          B:          B:
                                                        12.37%      17.37%       9.38%      14.38%
                                                          C:          C:          C:          C:
1 year                          11.48%       8.76%      16.23%      17.23%      10.99%      11.99%      18.50%      17.34%
---------------------------------------------------------------------------------------------------------------------------
                                                          B:          B:          B:          B:
                                                         9.78%      10.77%       5.88%       6.82%
                                                          C:          C:          C:          C:
Since Inception(5)               9.01%       2.99%       9.97%       9.97%       7.04%       7.04%       4.75%       1.83%
---------------------------------------------------------------------------------------------------------------------------


(1)Class A performance figures include the maximum sales charge of 5.75%.
(2)Class B performance figures are calculated with and without the applicable Contingent Deferred Sales Charge (CDSC), up to a maximum of 5.00%.
(3)Class C performance figures are calculated with and without the applicable CDSC, up to a maximum of 1.00%.
(4)Advisor Class shares are not subject to an initial sales charge or a CDSC.
(5)Class A and Class B commenced operations May 13, 1997; Class C commenced operations January 29, 1998; Advisor Class commenced operations March 23, 1998.

Total returns were higher due to reimbursement of certain Fund expenses. See Financial Highlights.

All charts and tables reflect past results and assume reinvestment of dividends and capital gain distributions. Future results will, of course, be different. The investment return and principal value of Ivy Pan-Europe Fund will fluctuate and at redemption shares may be worth more or less than the amount of the original investment.

    [IVY LEAF LOGO]
--------------------------------------------------------------------------------
    IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

4

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

--------------------------------------------------------------
       EQUITY SECURITIES -- 92.19%         SHARES     VALUE
--------------------------------------------------------------
AUSTRIA -- 0.75%
Bank Austria AG..........................    766    $   42,995
                                                    ----------
BELGIUM -- 1.17%
Solvay S.A. .............................    815        66,984
                                                    ----------
CZECH REPUBLIC -- 0.14%
SPT Telekom a.s. ........................    500         8,047
                                                    ----------
DENMARK -- 3.87%
Jyske Bank A/S...........................  3,435        68,937
Sydbank A/S..............................  1,186        48,722
Unidanmark A/S...........................  1,480       103,659
                                                    ----------
                                                       221,318
                                                    ----------
FINLAND -- 3.69%
Metso Oyj(a).............................  2,000        25,859
Pohjola Insurance Group B................  1,203        72,346
Stora Enso Oyj -- R Shares...............  6,500       112,774
                                                    ----------
                                                       210,979
                                                    ----------
FRANCE -- 14.14%
Alcatel S.A. ............................    500       114,262
Assurances Banque Populaire..............    595        58,325
Banque Nationale de Paris................  1,189       109,163
Bongrain S.A. ...........................    173        57,100
Bouygues S.A. ...........................    142        89,808
Bull S.A. ...............................  6,500        52,055
Eurotunnel S.A. Warrants 2001(a).........  9,200           277
Eurotunnel S.A. Warrants 2003(a).........  9,200           830
Groupe Danone............................    297        69,658
Scor S.A. ...............................  2,248        98,689
Societe Generale.........................    680       157,441
                                                    ----------
                                                       807,608
                                                    ----------
GERMANY -- 7.18%
Adidas-Salomon AG........................    900        67,204
DaimlerChrysler AG.......................  1,708       133,359
Dyckerhoff AG............................  2,250        67,655
Dyckerhoff AG Preferred..................    750        23,153
Fresenius AG Preferred...................    320        60,298
Merck KGaA...............................  1,879        58,383
                                                    ----------
                                                       410,052
                                                    ----------
GREECE -- 1.61%
Hellenic Telecommunications Organization
  S.A. -- ADR............................  7,700        91,919
                                                    ----------
HUNGARY -- 1.52%
BorsodChem Rt Sponsored GDR 144A.........     41         1,630
Magyar Tavkozlesi Rt.....................  12,200       85,009
                                                    ----------
                                                        86,639
                                                    ----------
IRELAND -- 0.92%
Bank of Ireland..........................  6,600        52,260
                                                    ----------
ITALY -- 1.22%
Banca Popolare di Milano.................  9,000        69,730
                                                    ----------
NETHERLANDS -- 8.33%
Akzo Nobel NV............................  1,822        90,944
Hagemeyer NV.............................  1,558        35,901
ING Groep NV.............................    664        39,892
Koninklijke KPN NV.......................  1,000        97,123
Koninklijke Philips Electronics NV.......  1,566       211,896
                                                    ----------
                                                       475,756
                                                    ----------

--------------------------------------------------------------
--------------------------------------------------------------
            EQUITY SECURITIES              SHARES     VALUE
NORWAY -- 2.81%
Bergesen d.y. ASA -- B Shares............  2,820    $   48,069
Smedvig ASA -- A Shares..................  9,050       112,602
                                                    ----------
                                                       160,671
                                                    ----------
PORTUGAL -- 1.46%
Portugal Telecom S.A. ...................  2,650        28,925
Portugal Telecom S.A. -- Sponsored ADR...  5,000        54,375
                                                    ----------
                                                        83,300
                                                    ----------
RUSSIA -- 0.03%
LUKoil Holding Co. -- Sponsored ADR......     30         1,523
                                                    ----------
SPAIN -- 2.81%
Telefonica S.A. .........................  1,199        29,804
Telefonica S.A. -- Sponsored ADR.........  1,659       130,712
                                                    ----------
                                                       160,516
                                                    ----------
SWEDEN -- 2.60%
AssiDoman AB.............................  1,326        21,497
Electrolux AB............................  5,065       126,877
                                                    ----------
                                                       148,374
                                                    ----------
SWITZERLAND -- 11.46%
Compagnie Financiere Richemont AG........     28        66,470
Holderbank Financiere Glaris AG..........     46        62,646
Jelmoli Holding AG Bearer................     34        40,357
Nestle AG Registered.....................     30        54,669
Novartis AG Registered...................     88       128,531
Pargesa Holding AG -- B Shares...........     18        29,237
SGS Societe Generale de Surveillance
  Holding S.A. ..........................     45        57,068
Sulzer AG Registered.....................    119        76,943
Swatch Group, (The) AG...................     80        91,658
UBS AG -- Registered.....................    175        47,010
                                                    ----------
                                                       654,589
                                                    ----------
UNITED KINGDOM -- 26.48%
Allied Zurich plc........................  4,000        47,320
AstrZeneca Group plc.....................    789        33,248
Barclay's Bank Ordinary..................  3,825       110,102
Bass plc.................................  7,700        95,372
British Airways plc......................  12,000       77,942
Cadbury Schweppes plc....................  10,480       61,397
Corporate Services Group plc.............  37,950       62,693
Diageo plc...............................  8,250        66,150
Gallaher Group plc.......................  21,890       92,963
Hanson plc...............................  13,050      107,687
Hazelwood Foods plc......................  13,660       19,814
HSBC Holdings plc........................  5,040        69,776
Imperial Chemical Industries plc.........  7,232        76,462
Jarvis Hotels plc........................  14,468       27,399
Marks & Spencer plc......................  8,600        40,889
Next Plc.................................  4,840        46,336
Nycomed Amersham plc.....................  3,900        24,214
PowerGen plc.............................  5,300        37,692
Royal & Sun Alliance Insurance Group
  plc....................................  14,300      106,594
Shell Transport & Trading Co. plc........  11,422       94,667
Standard Chartered plc...................  4,270        66,411
Tate & Lyle plc..........................  14,300       93,572
Waterford Wedgwood plc...................  52,744       53,555
                                                    ----------
                                                     1,512,255
                                                    ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               5

PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999

--------------------------------------------------------------
                                                      VALUE
--------------------------------------------------------------
TOTAL INVESTMENTS -- 92.19%
  (Cost -- $5,062,189)(b)................           $5,265,515
OTHER ASSETS, LESS LIABILITIES -- 7.81%                445,899
                                                    ----------
NET ASSETS -- 100%.......................           $5,711,414
                                                    ==========
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(a) Non-income producing security
(b) Cost is approximately the same for Federal
    income tax purposes.

--------------------------------------------------------------
--------------------------------------------------------------
                                                      VALUE
OTHER INFORMATION:
At December 31, 1999, net unrealized appreciation based on
cost for financial statement and Federal income tax purposes is as follows:
    Gross unrealized appreciation................   $  853,690
    Gross unrealized depreciation................     (650,364)
                                                    ----------
        Net unrealized appreciation..............   $  203,326
                                                    ==========
Purchases and sales of securities other than short-term
obligations aggregated $1,686,991 and $3,320,087,
respectively, for the period ended December 31, 1999.

                     The accompanying notes are an integral
                       part of the financial statements.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

6

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS
Investments, at value (identified cost -- $5,062,189).......  $5,265,515
Cash........................................................     424,687
Receivables
  Fund shares sold..........................................       1,087
  Dividends.................................................      18,097
  Manager for expense reimbursement.........................      13,134
Deferred organization expenses..............................      32,419
Other assets................................................       4,950
                                                              ----------
  Total assets..............................................   5,759,889
                                                              ----------
LIABILITIES
Payables
  Fund shares repurchased...................................      18,006
  Management fee............................................       4,675
  12b-1 service and distribution fees.......................       3,244
  Other payables to related parties.........................       3,647
Accrued expenses............................................      18,903
                                                              ----------
  Total liabilities.........................................      48,475
                                                              ----------
NET ASSETS..................................................  $5,711,414
                                                              ==========
CLASS A
Net asset value and redemption price per share
  ($1,789,368/141,919 shares outstanding)...................  $    12.61
                                                              ==========
Maximum offering price per share ($12.61 x 100/94.25)*......  $    13.38
                                                              ==========
CLASS B
Net asset value, offering price and redemption price** per
  share ($3,081,348/246,622 shares outstanding).............  $    12.49
                                                              ==========
CLASS C
Net asset value, offering price and redemption price*** per
  share ($396,898/31,566 shares outstanding)................  $    12.57
                                                              ==========
ADVISOR CLASS
Net asset value, offering price and redemption price per
  share ($443,800/35,241 shares outstanding)................  $    12.59
                                                              ==========
NET ASSETS CONSIST OF
  Capital paid-in...........................................  $5,508,644
  Accumulated net investment loss...........................        (113)
  Net unrealized appreciation on investments and foreign
    currency transactions...................................     202,883
                                                              ----------
NET ASSETS..................................................  $5,711,414
                                                              ==========

  *    On sales of more than $50,000 the offering price is reduced.
 **    Subject to a maximum deferred sales charge of 5%.
***    Subject to a maximum deferred sales charge of 1%.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               7

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
  Dividends, net of $11,071 foreign taxes withheld..........            $ 142,376
  Interest..................................................                4,085
                                                                        ---------
                                                                          146,461
                                                                        ---------
EXPENSES
  Management fee............................................  $57,684
  Transfer agent............................................   17,141
  Administrative services fee...............................    5,768
  Custodian fees............................................   44,238
  Blue Sky fees.............................................   27,312
  Auditing and accounting fees..............................   18,830
  Shareholder reports.......................................    7,259
  Amortization of organization expenses.....................   13,969
  Fund accounting...........................................   20,273
  Trustees' fees............................................    9,240
  12b-1 service and distribution fees.......................   42,616
  Legal.....................................................   28,032
  Other.....................................................      742
                                                                        ---------
                                                                          293,104
  Expenses reimbursed by Manager............................             (131,352)
  Fees paid indirectly......................................               (6,652)
                                                                        ---------
      Net expenses..........................................              155,100
                                                                        ---------
NET INVESTMENT LOSS.........................................               (8,639)
                                                                        ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investments and foreign currency
    transactions............................................              273,634
  Net change in unrealized depreciation on investments and
    foreign currency transactions...........................              635,656
                                                                        ---------
      Net gain on investment transactions...................              909,290
                                                                        ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........            $ 900,651
                                                                        =========

    The accompanying notes are an integral part of the financial statements.

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

8

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEARS ENDED
                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 1999          1998
                                                              ------------------------
(DECREASE) INCREASE IN NET ASSETS
Operations
  Net investment loss.......................................  $    (8,639)  $  (25,551)
  Net realized gain on investments and foreign currency
    transactions............................................      273,634        5,714
  Net change in unrealized depreciation on investments and
    foreign currency transactions...........................      635,656     (416,183)
                                                              -----------   ----------
      Net increase (decrease) resulting from operations.....      900,651     (436,020)
                                                              -----------   ----------
Class A distributions
  Dividends from net investment income......................       (1,579)          --
  Distributions from capital gains..........................      (94,949)          --
                                                              -----------   ----------
      Total distributions to Class A shareholders...........      (96,528)          --
                                                              -----------   ----------
Class B distributions
  Dividends in excess of net investment income..............       (1,539)          --
  Distributions from capital gains..........................     (143,090)          --
                                                              -----------   ----------
      Total distributions to Class B shareholders...........     (144,629)          --
                                                              -----------   ----------
Class C distributions
  Dividends in excess of net investment income..............          (52)          --
  Distributions from capital gains..........................      (15,635)          --
                                                              -----------   ----------
      Total distributions to Class C shareholders...........      (15,687)          --
                                                              -----------   ----------
Advisor Class distributions
  Dividends from net investment income......................         (434)          --
  Distributions from capital gains..........................      (22,631)          --
                                                              -----------   ----------
      Total distributions to Advisor Class shareholders.....      (23,065)          --
                                                              -----------   ----------
Fund share transactions (Note 4)
  Class A...................................................     (262,325)   1,378,851
  Class B...................................................     (870,975)   3,813,765
  Class C...................................................     (536,001)     921,918
  Advisor Class.............................................      366,785       69,443
                                                              -----------   ----------
      Net (decrease) increase resulting from Fund share
       transactions.........................................   (1,302,516)   6,183,977
                                                              -----------   ----------
TOTAL (DECREASE) INCREASE IN NET ASSETS.....................     (681,774)   5,747,957
NET ASSETS
  Beginning of period.......................................    6,393,188      645,231
                                                              -----------   ----------
  END OF PERIOD.............................................  $ 5,711,414   $6,393,188
                                                              ===========   ==========

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                               9

                                                                                    for the period
                                                                                     May 13, 1997
                                                              for the year ended    (commencement)
                          CLASS A                                December 31,       to December 31,
----------------------------------------------------------------------------------------------------
                                                                1999       1998          1997
SELECTED PER SHARE DATA                                       --------------------------------------
Net asset value, beginning of period........................   $11.27     $10.56        $10.02
                                                              --------------------------------------
  Income from investment operations
  Net investment income (loss)(a)...........................      .04       (.01)(b)      (.02)
  Net gains on securities (both realized and unrealized)....     2.01        .72(b)        .58
                                                              --------------------------------------
  Total from investment operations..........................     2.05        .71           .56
                                                              --------------------------------------
  Less distributions
  Dividends from net investment income......................      .01         --            --
  Distributions from capital gains..........................      .70         --           .02
                                                              --------------------------------------
    Total distributions.....................................      .71         --           .02
                                                              --------------------------------------
Net asset value, end of period..............................   $12.61     $11.27        $10.56
                                                              ======================================
Total return (%)............................................    18.29(c)    6.72(c)       5.54(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $1,789     $1,862        $  575
Ratio of expenses to average net assets(e)
  With expense reimbursement (%)............................     2.33       2.49          2.20(f)
  Without expense reimbursement (%).........................     4.61       5.86         28.41(f)
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................      .32       (.12)         (.48)(f)
Portfolio turnover rate (%).................................       30         25             5

--------------------------------------------------------------------------------

                                                                                    for the period
                                                                                     May 13, 1997
                                                              for the year ended    (commencement)
                          CLASS B                                December 31,       to December 31,
----------------------------------------------------------------------------------------------------
                                                                1999       1998          1997
SELECTED PER SHARE DATA                                       --------------------------------------
Net asset value, beginning of period........................   $11.17     $10.54        $10.02
                                                              --------------------------------------
  Income from investment operations
  Net investment loss(a)....................................     (.05)      (.01)(b)      (.03)
  Net gains on securities (both realized and unrealized)....     1.98        .64(b)         56
                                                              --------------------------------------
  Total from investment operations..........................     1.93        .63           .53
                                                              --------------------------------------
  Less distributions
  Dividends in excess of net investment income..............      .01         --            --
  Distributions from capital gains..........................      .60         --           .01
                                                              --------------------------------------
    Total distributions.....................................      .61         --           .01
                                                              --------------------------------------
Net asset value, end of period..............................   $12.49     $11.17        $10.54
                                                              ======================================
Total return (%)............................................    17.37(c)    5.98(c)       5.26(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................   $3,081     $3,604        $   70
Ratio of expenses to average net assets(e)
  With expense reimbursement (%)............................     3.04       3.27          3.29(f)
  Without expense reimbursement (%).........................     5.32       6.64         29.50(f)
Ratio of net investment loss to average net assets (%)(a)...     (.39)      (.90)        (1.58)(f)
Portfolio turnover rate (%).................................       30         25             5

[IVY LEAF LOGO]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
10

                                                                                    for the period
                                                                                   January 29, 1998
                                                              for the year ended    (commencement)
                          CLASS C                                December 31,      to December 31,
----------------------------------------------------------------------------------------------------
                                                                     1999                1998
SELECTED PER SHARE DATA                                       --------------------------------------
Net asset value, beginning of period........................        $11.17              $10.91
                                                              --------------------------------------
  Income from investment operations
  Net investment loss(a)....................................          (.10)               (.02)(b)
  Net gains on securities (both realized and unrealized)....          2.02                 .28(b)
                                                              --------------------------------------
  Total from investment operations..........................          1.92                 .26
                                                              --------------------------------------
  Less distributions
  Distributions from capital gains..........................           .52                  --
                                                              --------------------------------------
    Total distributions.....................................           .52                  --
                                                              --------------------------------------
Net asset value, end of period..............................        $12.57              $11.17
                                                              ======================================
Total return (%)............................................         17.23(c)             2.38(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $  397              $  863
Ratio of expenses to average net assets(e)
  With expense reimbursement (%)............................          3.13                3.26(f)
  Without expense reimbursement (%).........................          5.41                6.63(f)
Ratio of net investment loss to average net assets (%)(a)...          (.48)               (.89)(f)
Portfolio turnover rate (%).................................            30                  25

--------------------------------------------------------------------------------

                                                                                   for the period
                                                                                   March 23, 1998
                                                              for the year ended   (commencement)
                       ADVISOR CLASS                             December 31,      to December 31,
----------------------------------------------------------------------------------------------------
                                                                     1999               1998
SELECTED PER SHARE DATA                                       --------------------------------------
Net asset value, beginning of period........................        $11.28             $12.31
                                                              --------------------------------------
  Income from investment operations
  Net investment income (loss)(a)...........................           .03               (.01)(b)
  Net gains or losses on securities (both realized and
    unrealized).............................................          2.05              (1.02)(b)
                                                              --------------------------------------
  Total from investment operations..........................          2.08              (1.03)
                                                              --------------------------------------
  Less distributions
  Dividends from net investment income......................           .02                 --
  Distributions from capital gains..........................           .75                 --
                                                              --------------------------------------
    Total distributions.....................................           .77                 --
                                                              --------------------------------------
Net asset value, end of period..............................        $12.59             $11.28
                                                              ======================================
Total return (%)............................................         18.50(c)           (8.37)(d)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)....................        $  444             $   65
Ratio of expenses to average net assets(e)
  With expense reimbursement (%)............................          2.03               2.41(f)
  Without expense reimbursement (%).........................          4.31               5.78(f)
Ratio of net investment income (loss) to average net assets
  (%)(a)....................................................           .62               (.04)(f)
Portfolio turnover rate (%).................................            30                 25

(a) Net investment income (loss) is    (b) Based on average shares            (c) Total return does not reflect a
net of expenses reimbursed by          outstanding.                           sales charge.
Manager.
(d) Total return represents            (e) Total expenses include fees        (f) Annualized
aggregate total return and does not    paid indirectly, if any, through an
reflect a sales charge.                expense offset arrangement.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              11

NOTES TO FINANCIAL STATEMENTS

Ivy Pan-Europe Fund (the "Fund"), is a diversified series of shares of Ivy Fund. The shares of beneficial interest are assigned no par value and an unlimited number of shares of Class A, Class B, Class C and Advisor Class are authorized. Ivy Fund was organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market, Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked prices in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities, or on the basis of dealer quotes. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board; as of December 31, 1999, there were no Board valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

The Fund earned foreign source dividends of $153,447. These dividends were subject to foreign withholding tax in the amount of $11,071. The Fund intends to elect to pass through to its shareholders their proportionate share of such taxes. Shareholders may file their share of foreign taxes paid as either a tax credit or itemized deduction.

Pursuant to Code Section 852, the Fund designates $209,921 as long-term capital gain distributions for its taxable year ended December 31, 1999.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and capital gains, if any, are declared in December.

FOREIGN CURRENCY TRANSLATIONS -- Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis: (i) market value of securities, and dividends and interest receivable, are translated at the closing daily rate of exchange; and (ii) purchases and sales of investment securities are translated at the rate at which related foreign contracts are obtained or at the exchange rate prevailing on the date of the transaction.

For foreign securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

For tax reporting purposes, Code Section 988 provides that gains and losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

DEFERRED ORGANIZATION EXPENSES -- Expenses incurred prior to the effectiveness of Statement of Position 98-5, "Reporting on the Costs of Start-up Activities", by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

RECLASSIFICATIONS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to foreign denominated securities and non-deductible organization expenses. As a result, Net investment loss and Net realized gain on investments and foreign currency transactions for a reporting period may differ significantly in

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

12

amount and character from distributions during such period. Accordingly, the Fund may make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

FEES PAID INDIRECTLY -- From January 1, 1999 though April 15, 1999, the Fund had an arrangement with its custodian whereby a percentage of quarterly cumulative credits resulting from cash balances on deposit with the custodian are used to offset custody fees, including transaction and out-of-pocket expenses. For the period from January 1, 1999 through April 15, 1999, custody fees were reduced by $6,652 under this arrangement.

2. RELATED PARTIES

Ivy Management, Inc. (IMI) is the Manager and Investment Adviser of the Fund. For its services, IMI receives a fee monthly at the annual rate of 1.00% of the Fund's average net assets. Currently, IMI limits the Fund's total operating expenses (excluding 12b-1 fees and certain other expenses) to an annual rate of 1.95% of the Fund's average net assets.

Mackenzie Investment Management Inc. (MIMI), of which IMI is a wholly owned subsidiary, provides certain administrative, accounting and pricing services for the Fund. For those services, the Fund pays MIMI fees plus certain out-of-pocket expenses. Such fees and expenses are reflected as Administrative services fee and Fund accounting in the Statement of Operations. At December 31, 1999, MIMI owned 8.7% of the Fund's shares outstanding.

Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor of the Fund's shares, and as such, purchases shares from the Fund at net asset value to settle orders from investment dealers. For the year ended December 31, 1999, the net amount of underwriting discount retained by IMDI was $1,024.

Under Service and Distribution Plans, the Fund reimburses IMDI for service fee payments made to brokers at an annual rate of .25% of its average net assets, excluding Advisor Class. Class B and Class C shares are also subject to an ongoing distribution fee at an annual rate of .75% of the average net assets attributable to Class B and Class C. IMDI may use such distribution fee for purposes of advertising and marketing shares of the Fund. Such fees of $4,506, $32,101 and $6,009, for Class A, Class B and Class C, respectively, are reflected as 12b-1 service and distribution fees in the Statement of Operations. Ivy Mackenzie Services Corp. (IMSC), a wholly owned subsidiary of MIMI, is the transfer and shareholder servicing agent for the Fund. For those services, the Fund pays a monthly fee plus certain out-of-pocket expenses. Such fees and expenses of $5,627, $8,896, $2,211 and $407, for Class A, Class B, Class C and Advisor Class, respectively, are reflected as Transfer agent in the Statement of Operations.

3. BOARD'S COMPENSATION

Trustees who are not affiliated with IMI or MIMI receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations.

4. FUND SHARE TRANSACTIONS

Fund share transactions for Class A, Class B, Class C and Advisor Class were as follows:

                             YEAR ENDED               YEAR ENDED
                         DECEMBER 31, 1999        DECEMBER 31, 1998
----------------------------------------------------------------------
       CLASS A          SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------
Sold.................    50,233   $   596,501    252,535   $ 3,085,553
Issued on
 reinvestment of
 distributions.......     7,020        87,117         --            --
Repurchased..........   (80,556)     (945,943)  (141,799)   (1,706,702)
                       --------   -----------   --------   -----------
Net (decrease)/
 increase............   (23,303)  $  (262,325)   110,736   $ 1,378,851
                       ========   ===========   ========   ===========

                             YEAR ENDED               YEAR ENDED
                         DECEMBER 31, 1999        DECEMBER 31, 1998
----------------------------------------------------------------------
       CLASS B          SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------
Sold.................    62,427   $   731,751    445,347   $ 5,372,927
Issued on
 reinvestment of
 distributions.......     8,866       109,062)        --            --
Repurchased..........  (147,401)   (1,711,788)  (129,254)   (1,559,162)
                       --------   -----------   --------   -----------
Net (decrease)/
 increase............   (76,108)  $  (870,975)   316,093   $ 3,813,765
                       ========   ===========   ========   ===========

                                                    FOR THE PERIOD
                                                   JANUARY 29, 1998
                             YEAR ENDED             (COMMENCEMENT)
                         DECEMBER 31, 1999       TO DECEMBER 31, 1998
----------------------------------------------------------------------
       CLASS C          SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------
Sold.................    12,511   $   146,752    162,521   $ 1,904,211
Issued on
 reinvestment of
 distributions.......       769         9,521         --            --
Repurchased..........   (58,978)     (692,274)   (85,257)     (982,293)
                       --------   -----------   --------   -----------
Net (decrease)/
 increase............   (45,698)  $  (536,001)    77,264   $   921,918
                       ========   ===========   ========   ===========

                                                    FOR THE PERIOD
                                                    MARCH 23, 1998
                             YEAR ENDED             (COMMENCEMENT)
                         DECEMBER 31, 1999       TO DECEMBER 31, 1998
----------------------------------------------------------------------
    ADVISOR CLASS       SHARES      AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------
Sold.................    29,782   $   370,528      5,765   $    69,889
Issued on
 reinvestment of
 distributions.......     1,882        23,059         --            --
Repurchased..........    (2,147)      (26,802)       (41)         (446)
                       --------   -----------   --------   -----------
Net increase.........    29,517   $   366,785      5,724   $    69,443
                       ========   ===========   ========   ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              13

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
IVY PAN-EUROPE FUND (THE "FUND"):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fund at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
February 4, 2000

[IVY LEAF LOGO]
--------------------------------------------------------------------------------
IVY PAN-EUROPE FUND
--------------------------------------------------------------------------------

14

SHAREHOLDER MEETING RESULTS
(UNAUDITED)

On September 30, 1999, a special shareholder meeting (the "Meeting") was held at the offices of Mackenzie Investment Management Inc., Boca Raton, Florida, for the following purposes (and with the following results):

PROPOSAL 1: With respect to Ivy Fund, to elect Trustees.

---------------------------------------------------
NOMINEE:                         FOR:     WITHHOLD:
---------------------------------------------------
James W. Broadfoot............  243,993     2,953
Keith J. Carlson..............  243,993     2,953
Stanley Channick..............  243,993     2,953
Roy J. Glauber................  243,993     2,953
Edward M. Tighe...............  243,993     2.953

The other Trustees of Ivy Fund previously elected by shareholders whose term of office continued after the meeting were John S. Anderegg, Jr., Paul H. Broyhill, Frank W. DeFriece, Jr., Joseph G. Rosenthal, Richard N. Silverman and J. Brendan Swan.

PROPOSAL 2: With respect to the Fund, to ratify or reject the action of the Board of Trustees in selecting PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 1999.

----------------------------
 FOR:    AGAINST:   ABSTAIN:
----------------------------
245,170    880        896

PROPOSAL 3: With respect to the Fund, to approve or disapprove the revision of certain fundamental investment policies.

3.1 DIVERSIFICATION:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
179,304   1,522      3,053       63,067

3.2 BORROWING:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
176,346   3,533      4,000       63,067

3.3 SENIOR SECURITIES:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
178,634   1,047      4,198       63,067

3.4 UNDERWRITING:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
178,230   1,649      4,000       63,067

3.5 REAL ESTATE:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
179,238     641      4,000       63,067

3.6 COMMODITIES:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
178,438   1,243      4,198       63,067

3.7 LOANS:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
175,615   4,066      4,198       63,067

3.8 CONCENTRATION:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
178,832   1,047      4,000       63,067

3.9 OTHER POLICIES:

------------------------------------------
                               BROKER NON-
 FOR:    AGAINST:   ABSTAIN:     VOTES:*
------------------------------------------
175,140   2,124      6,615       63,067

---------------

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner (or other persons entitled to vote) nor has discretionary power to vote on a particular matter.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

02IPEF123199

                               PRO FORMA COMBINED

                              FINANCIAL STATEMENTS

                       AS OF DECEMBER 31, 1999 (UNAUDITED)

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         The following tables set forth the unaudited Pro Forma Combined Portfolio of Investments as of December 31, 1999, Pro Forma Combined Statement of Assets and Liabilities as of December 31, 1999, and Pro Forma Combined Statement of Operations for the twelve month period ended December 31, 1999 for Ivy Pan-Europe Fund and for the period from May 3, 1999 (commencement) to December 31, 1999 for Ivy European Opportunities Fund and give effect to the proposed merger of Ivy Pan-Europe Fund into Ivy European Opportunities Fund. The merger provides for the transfer of all or substantially all of the assets of Ivy Pan-Europe Fund to Ivy European Opportunities Fund.

Ivy Pan-Europe Fund and Ivy European Opportunities Fund Reorganization Combined Pro Forma Portfolio of Investments
As of December 31, 1999 (unaudited)

                                  Ivy European
                                Opportunities Fund      Ivy Pan-Europe Fund     Pro Forma Combined
                                ------------------      -------------------     ------------------
Europe - 89.44%                  Shares      Value      Shares       Value      Shares       Value
---------------                 -------      -----      -------      ------     ------       -----
Austria - 2.08%
Bank Austria AG                                              766   $ 42,995         766    $ 42,995
Yline Internet Business
  Services AG                      8,000   $ 499,547                              8,000     499,547
                                           ---------               --------               ---------
                                             499,547                 42,995                 542,542
                                           ---------               --------               ---------


Belgium - 0.26%
Solvay S.A.                                                  815     66,984         815      66,984
                                                                    -------               ---------


Czechoslovakia - 0.03%
SPT Telekom a.s.                                             500      8,047         500       8,047
                                                                    -------               ---------


Denmark - 0.85%
Jyske Bank A/S                                             3,435     68,937       3,435      68,937
Sydbank A/S                                                1,186     48,722       1,186      48,722
Unidanmark A/S                                             1,480    103,659       1,480     103,659
                                                                    221,318                 221,318

Finland - 1.25%
F-Secure Oyj (a)                   4,000     116,267                              4,000     116,267
Metso Oyj (a)                                              2,000     25,859       2,000      25,859
Pohjola Insurance Group B                                  1,203     72,346       1,203      72,346
Stora Enso Oyj - R Shares                                  6,500    112,774       6,500     112,774
                                           ---------               --------               ---------
                                             116,267                210,979                 327,246
                                           ---------               --------               ---------

France - 12.99%
Alcatel S.A.                                                 500    114,262         500     114,262
Assurances Banque Populaire                                  595     58,325         595      58,325
Banque Nationale de Paris                                  1,189    109,163       1,189     109,163
Bongrain S.A.                                                173     57,100         173      57,100
Bouygues S.A.                                                142     89,808         142      89,808
Bull S.A.                        100,000     800,839       6,500     52,055     106,500     852,894
Canal Plus                         3,500     506,914                              3,500     506,914
Eurotunnel S.A. Warrants 2001 (a)                          9,200        277       9,200         277
Eurotunnel S.A. Warrants 2003 (a)                          9,200        830       9,200         830
Groupe Danone                                                297     69,658         297      69,658
Integra S.A. (a)                     600      86,839                                600      86,839
Sagem ADP S.A. (a)                 3,003   1,113,667                              3,003   1,113,667
Scor S.A.                                                  2,248     98,689       2,248      98,689
Societe Generale                                             680    157,441         680     157,441
Technip S.A.                         325      33,161                                325      33,161
Transiciel S.A.                      400      48,070                                400      48,070
                                           ---------               --------               ---------
                                           2,589,490                807,608               3,397,098
                                           ---------               --------               ---------

Germany - 18.81%
Adidas-Salomon AG                                            900     67,204         900      67,204
Brainpool TV AG (a)                5,000     338,277                              5,000     338,277
Brokat Infosystems AG (a)            350      69,459                                350      69,459
DaimlerChrysler AG                                         1,708    133,359       1,708     133,359
Direkt Anlage Bank AG (a)          3,500      80,685                              3,500      80,685
Dyckerhoff AG                                              2,250     67,655       2,250      67,655
Dyckerhoff AG Preferred                                      750     23,153         750      23,153
Epcos AG (a)                       1,000      74,170                              1,000      74,170
Freenet.de AG (a)                  3,250     361,580                              3,250     361,580
Fresenius AG Preferred                                       320     60,298         320      60,298
Intershop Communications AG (a)      250      69,911                                250      69,911
Kamps AG                             360      24,897                                360      24,897
Kamps AG - New (a)                 6,252     416,715                              6,252     416,715
Mannesmann AG                      3,000     722,859                              3,000     722,859
Merck KGaA                                                 1,879     58,383       1,879      58,383
ProSieben Media AG                10,000     580,332                             10,000     580,332
SAP AG                             2,000     978,246                              2,000     978,246
SinnerSchrader AG (a)              4,000     190,437                              4,000     190,437
TOMORROW Internet AG (a)           4,000     204,469                              4,000     204,469
Zapf Creation AG (a)              12,000     396,911                             12,000     396,911
                                           ---------               --------               ---------
                                           4,508,948                410,052               4,919,000
                                           ---------               --------               ---------



Greece - 3.58%
Hellenic Telecommunications
  Organization S.A. - ADR                      7,700     91,919       7,700      91,919
Hellenic Telecommunications
  Organization                    17,000     402,158                             17,000     402,158
Interamerican Insurance Co. (a)    1,200      39,495                              1,200      39,495
Panafon Hellenic Telecom S.A.     30,000     402,416                             30,000     402,416
                                           ---------               --------               ---------
                                             844,069                 91,919                 935,988
                                           ---------               --------               ---------

Hungary - 0.33%
BorsodChem Rt Sponsored GDR 144A                              41      1,630          41       1,630
Magyar Tavkozlesi Rt                                      12,200     85,009      12,200      85,009
                                                                   --------               ---------
                                                                     86,639                  86,639
                                                                   --------               ---------

Ireland - 2.65%
Bank of Ireland                                            6,600     52,260       6,600      52,260
Esat Telecom Group plc (a)         7,000     640,500                              7,000     640,500
                                           ---------               --------               ---------
                                             640,500                 52,260                 692,760
                                           ---------               --------               ---------

Italy - 0.27%
Banca Popolare di Milano                                   9,000     69,730       9,000      69,730
                                                                   --------               ---------

Netherlands - 9.35%
Akzo Nobel NV                                              1,822     90,944       1,822      90,944
Buhrmann NV                       50,000     749,220                             50,000     749,220
Hagemeyer NV                                               1,558     35,901       1,558      35,901
IHC Caland NV                        618      22,454                                618      22,454
ING Groep NV                                                 664     39,892         664      39,892
Koninklijke KPN NV                                         1,000     97,123       1,000      97,123
Koninklijke Philips Electronics NV                         1,566    211,896       1,566     211,896
Numico NV                            700      25,988                                700      25,988
Philips Electronics NV             8,000   1,082,485                              8,000   1,082,485
VNU NV                             1,200      62,760                              1,200      62,760
Wolters Kluwer NV                    800      26,942                                800      26,942
                                           ---------               --------               ---------
                                           1,969,849                475,756               2,445,605
                                           ---------               --------               ---------

Norway - 9.19%
Bergesen d.y. ASA - B Shares                               2,820     48,069       2,820      48,069
EniTel ASA (a)                    52,000   1,552,786                             52,000   1,552,786
Smedvig ASA - A Shares                                     9,050    112,602       9,050     112,602
Tandberg Television ASA (a)       50,000     690,542                             50,000     690,542
                                           ---------               --------               ---------
                                           2,243,328                160,671               2,403,999
                                           ---------               --------               ---------

Portugal - 0.75%
Portugal Telecom S.A.                                      2,650     28,925       2,650      28,925
Portugal Telecom S.A. -
   Sponsored ADR                                           5,000     54,375       5,000      54,375
PT Multimedia (a)                  2,000     113,200                              2,000     113,200
                                           ---------               --------               ---------
                                             113,200                 83,300                 196,500
                                           ---------               --------               ---------

Russia - 0.01%
LUKoil Holding Co. -
  Sponsored ADR                                               30      1,523          30       1,523

Spain - 6.01%
Telefonica  S.A.                                           1,199     29,804       1,199      29,804
Telefonica  S.A. -
  Sponsored ADR                                            1,659    130,712       1,659     130,712
TelePizza, S.A. (a)              275,000   1,157,658                            275,000   1,157,658
Terra Networks, S.A. (a)           4,650     252,843                              4,650     252,843
                                           ---------               --------               ---------
                                           1,410,501                160,516               1,571,017
                                           ---------               --------               ---------

Sweden - 2.93%
AssiDoman AB                                               1,326     21,497       1,326      21,497
Electrolux AB                                              5,065    126,877       5,065     126,877
Swedish Match AB                 100,000     347,652                            100,000     347,652
Ticket Travel Group AB            35,000     270,396                             35,000     270,396
                                           ---------               --------               ---------
                                             618,048                148,374                 766,422
                                           ---------               --------               ---------

Switzerland - 6.50%
Charles Voegele Holding AG (a)     4,250     759,340                              4,250     759,340
Compagnie Financiere
  Richemont AG                                                28     66,470          28      66,470
Distefora Holding AG (a)             200      48,353                                200      48,353
Fantastic Corporation (a)            350      64,548                                350      64,548
Holderbank Financiere Glaris AG                               46     62,646          46      62,646
Jelmoli Holding AG Bearer                                     34     40,357          34      40,357
Kaba Holding AG                       50      45,292                                 50      45,292
Kudelski SA (a)                        6      35,609                                  6      35,609
Nestle AG Registered                                          30     54,669          30      54,669
Novartis AG Registered                                        88    128,531          88     128,531
Pargesa Holding AG - B Shares                                 18     29,237          18      29,237
Selecta Group                         65      20,303                                 65      20,303
SGS Societe Generale de
  Surveillance Holding S.A.                                   45     57,068          45      57,068
Sulzer AG Registered                                         119     76,943         119      76,943
Swatch Group, (The) AG                                        80     91,658          80      91,658
Swisslog Holding AG                  250      72,623                                250      72,623
UBS AG - Registered                                          175     47,010         175      47,010
                                           ---------               --------               ---------
                                           1,046,068                654,589               1,700,657
                                           ---------               --------               ---------


United Kingdom - 11.60%
Allied Zurich plc                                          4,000     47,320       4,000      47,320
AstrZeneca Group plc                                         789     33,248         789      33,248
Barclay's Bank Ordinary                                    3,825    110,102       3,825     110,102
Bass plc                          10,000     123,859       7,700     95,372      17,700     219,231
British Airways plc                                       12,000     77,942      12,000      77,942
BT plc                             4,500     108,790                              4,500     108,790
Burmah Castrol plc                 5,500     104,156                              5,500     104,156
Cadbury Schweppes plc             18,000     105,454      10,480     61,397      28,480     166,851
Corporate Services Group plc                              37,950     62,693      37,950      62,693
Diageo plc                                                 8,250     66,150       8,250      66,150
ebookers.com plc ADR (a)           2,000      34,625                              2,000      34,625
Eidos plc (a)                      1,050      92,230                              1,050      92,230
Gallaher Group plc                                        21,890     92,963      21,890      92,963
Garban plc                        10,000      35,457                             10,000      35,457
Greene King plc                    8,600      67,432                              8,600      67,432
Hanson plc                                                13,050    107,687      13,050     107,687
Hazelwood Foods plc                                       13,660     19,814      13,660      19,814
HSBC Holdings plc                                          5,040     69,776       5,040      69,776
Imperial Chemical Industries plc                           7,232     76,462       7,232      76,462
Jarvis Hotels plc                                         14,468     27,399      14,468      27,399
Lonmin plc                        14,500     154,006                             14,500     154,006
Man (E D & F) Group plc           12,000      79,779                             12,000      79,779
Marks & Spencer plc                                        8,600     40,889       8,600      40,889
NDS Group plc (a)                  5,000     152,500                              5,000     152,500
Next Plc                                                   4,840     46,336       4,840      46,336
Nycomed Amersham plc                                       3,900     24,214       3,900      24,214
PowerGen plc                                               5,300     37,692       5,300      37,692
Reckitt Benckiser plc             10,500      98,829                             10,500      98,829
Royal & Sun Alliance
  Insurance Group plc             24,000     178,899      14,300    106,594      38,300     285,493
Shell Transport & Trading
  Co. plc                                                11,422      94,667      11,422      94,667
Standard Chartered plc                                     4,270     66,411       4,270      66,411
Tate & Lyle plc                                           14,300     93,572      14,300      93,572
TI Group plc                      14,000     103,793                             14,000     103,793
Vodafone AirTouch PLC             16,500      81,175                             16,500      81,175
Waterford Wedgwood plc                                    52,744     53,555      52,744      53,555
                                         -----------            -----------            ------------
                                           1,520,984              1,512,255               3,033,239
                                         -----------            -----------            ------------


North America - 10.56%
United States - 10.56%
Global TeleSystems Group,
  Inc.(a)                         40,000   1,385,000                             40,000   1,385,000
Jazztel plc ADR (a)                5,000     325,625                              5,000     325,625
MIH Ltd. (a)                      11,000     649,000                             11,000     649,000
OpenTV Corporation (a)             5,000     401,250                              5,000     401,250
                                         -----------                                   ------------
                                           2,760,875                                      2,760,875
                                         -----------                                   ------------

Total Investments
     (Ivy Pan-Europe Fund cost -
        $5,062,189)
     (Ivy European Opportunities Fund
        cost - $17,506,131)
     (Pro forma combined cost -
                                         -----------            -----------            ------------
        $22,568,320                      $20,881,674            $ 5,265,515            $ 26,147,189
                                         ===========            ===========            ============




ADR - American Depository Receipt GDR - Global Depository Receipt (a) Non-income producing security

Ivy European Opportunties Fund and Ivy Pan-Europe Fund Reorganization Combined Pro Forma Statement of Assets and Liabilities
As of December 31, 1999 (unaudited)


                                                    Ivy European      Ivy Pan-                    Pro Forma
                                                Opportunities Fund  Europe Fund     Adjustments    Combined
                                                ------------------  -----------     -----------   ---------

Investments                                         $ 20,881,674   $ 5,265,515                  $ 26,147,189
Cash                                                   8,815,068       424,687                     9,239,755
Receivables                                                                                               --
    Fund shares sold                                   3,887,136         1,087                     3,888,223
    Dividends and interest                                 6,224        18,097                        24,321
    Manager for expense reimbursement                     13,207        13,134        32,419 (a)      58,760
Deferred offering costs                                   19,361            --                        19,361
Deferred organization expenses                                --        32,419       (32,419)(a)          --
Other assets                                                 349         4,950                         5,299
                                                    ---------------------------------------------------------
     Total assets                                     33,623,019     5,759,889            --      39,382,908
                                                    ---------------------------------------------------------

Payables                                                                                                  --
    Investments purchased                                    963            --                           963
    Fund shares repurchased                              373,389        18,006                       391,395
    Management fee                                        17,802         4,675                        22,477
    12b-1 service and distribution fees                    9,050         3,244                        12,294
    Other payables to related parties                     47,232         3,647                        50,879
Accrued expenses                                          20,327        18,903                        39,230
                                                    ---------------------------------------------------------
     Total liabilities                                   468,763        48,475            --         517,238
                                                    ---------------------------------------------------------
Net assets                                          $ 33,154,256   $ 5,711,414     $      --    $ 38,865,670
                                                    =========================================================

Class A
  Net assets, at value                              $ 13,932,440   $ 1,789,368                  $ 15,721,808
  Shares outstanding                                     813,425       141,919                       917,883
  Net asset value and redemption price per share         $ 17.13       $ 12.61                       $ 17.13
  Maximum offering price per share
    (net asset alue x 100/94.25) (a)                     $ 18.18       $ 13.38                       $ 18.18

Class B
  Net assets, at value                               $ 5,899,771   $ 3,081,348                   $ 8,981,119
  Shares outstanding                                     344,456       246,622                       524,336
  Net asset value, offering price and redemption
    price per share (b)                                  $ 17.13       $ 12.49                       $ 17.13


Class C
  Net assets, at value                               $ 8,075,891     $ 396,898                   $ 8,472,789
  Shares outstanding                                     471,387        31,566                       494,557
  Net asset value, offering price and redemption
    price per share (c)                                  $ 17.13       $ 12.57                       $ 17.13

Advisor Class
  Net assets, at value                               $ 5,246,154     $ 443,800                   $ 5,689,954
  Shares outstanding                                     304,565        35,241                       330,322
  Net asset value, offering price and redemption
    price per share                                      $ 17.23       $ 12.59                       $ 17.23



          See accompanying notes to the Pro Forma Financial Statements.


(a) On sales of more than $50,000 the offering price is reduced. (b) Subject to a maximum deferred sales charge of 5%. (c) Subject to a maximum deferred sales charge of 1%.

Ivy European Opportunties Fund and Ivy Pan-Europe Fund Reorganization Combined Pro Forma Statement of Operations (unaudited)



                                                 Ivy European        Ivy Pan-
                                              Opportunities Fund   Europe Fund
                                              ------------------  --------------
                                                For the Period    For the Year
                                                 May 3, 1999          ended
                                               (commencement) to  December 31,                            Pro Forma
                                              December 31, 1999       1999        Adjustments            Combined
                                              ------------------  -------------   -----------           ---------
Dividend income                                    $ 10,383       $ 142,376                              $ 152,759
Interest income                                      46,914           4,085           6,652 (b)             57,651
                                                   ---------------------------------------------------------------
     Investment income                               57,297         146,461           6,652                210,410
                                                   ---------------------------------------------------------------


Management fee                                       27,735          57,684                                 85,419
Transfer agent                                        1,888          17,141                                 19,029
Administrative services fee                           2,774           5,768                                  8,542
Custodian fees                                       33,363          44,238         (16,664)(c)             60,937
Blue Sky fees                                         1,633          27,312         (27,312)(d)
                                                                                     28,000 (d)             29,633
Auditing and accounting fees                          5,305          18,830          (5,305)(e)             18,830
Shareholder reports                                     327           7,259                                  7,586
Amortization of organization expenses                    --          13,969         (13,969)(f)                 --
Amortization of deferred offering costs              35,631              --         (28,000)(g)              7,631
Fund accounting                                      11,488          20,273          (8,750)(h)             23,011
Trustees' fees                                        5,684           9,240          (2,924)(i)             12,000
12b-1 service & distribution fees                    11,583          42,616                                 54,199
Legal                                                35,866          28,032         (28,032)(j)             35,866
Other                                                   111             742                                    853
                                                   ---------------------------------------------------------------
     Total expenses                                 173,388         293,104        (102,956)               363,536
                                                   ---------------------------------------------------------------


Expenses reimbursed by Manager                     (107,722)       (131,352)         96,304 (k)           (142,770)
Fees paid indirectly                                                 (6,652)          6,652 (b)                 --
                                                   ---------------------------------------------------------------
     Net expenses                                    65,666         155,100              --                220,766

     Net investment loss                           $ (8,369)       $ (8,639)        $ 6,652              $ (10,356)
                                                   ===============================================================








          See accompanying notes to the Pro Forma Financial Statements.

Ivy European Opportunities Fund/Ivy Pan-Europe Fund
Notes to Pro Forma Financial Statements (unaudited)
December 31, 1999


1.       Basis of Combination

         The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of Ivy Pan-Europe Fund into Ivy European Opportunities Fund. The proposed merger will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling-of-interest basis). The merger provides for the transfer of all or substantially all of the assets of Ivy Pan-Europe Fund to Ivy European Opportunities Fund. Specifically, current Class A, Class B, Class C and Advisor Class shareholders of Ivy Pan-Europe Fund will receive Class A, Class B, Class C and Advisor Class shares, respectively, of Ivy European Opportunities Fund. As a result of the transaction, Ivy Pan-Europe Fund will be liquidated.

         The pro forma combined financial statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Statement of Additional Information.

         Ivy European Opportunities Fund and Ivy Pan-Europe Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.


Pro Forma Adjustments:

The Pro Forma adjustments below reflect the impact of the merger between Ivy Pan-Europe Fund and Ivy European Opportunities Fund.

(a) to record receivable for capitalized organization expenses which will be written off by Ivy Pan-Europe Fund and subsequently reimbursed by the Manager.
(b) to reflect custody fee credits earned from the custodian for Ivy Pan Europe Fund as interest income which would have been earned by Ivy European Opportunity Fund.
(c)      to remove duplicate monthly custody fees.
(d) to eliminate Ivy Pan-Europe Fund's duplicate Blue Sky fees and to show the reclassification of the Blue Sky portion of amortization of deferred offering costs as Blue Sky fees.
(e)      to remove duplicate auditing and accounting fees.
(f)      to remove Ivy Pan-Europe Fund's organizational expenses.
(g) to reclassify Blue Sky portion of amortization of deferred offering costs as Blue Sky fees.
(h)      To remove duplicate fund accounting fees.

(i)      to remove duplicate trustee's fees.
(j) to remove duplicate legal fees. Ivy European Opportunities Fund's fees would remain constant.
(k) To adjust expense reimbursement to limit expenses to 1.95%(excluding 12b-1 fees) of the pro forma combined average net assets.


2.       Summary of Significant Accounting Policies

         Following is a summary of significant accounting policies consistently followed by Ivy Pan-Europe Fund/Ivy European Opportunities Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

         Security Valuation - Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange on which the security is traded most extensively. If there were no sales on the exchange the security is traded most extensively and the security is traded on more than one exchange, or on one or more exchanges in the over-the-counter market, the exchange reflecting the last quoted sale will be used. Otherwise, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities, or on the basis of dealer quotes. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board.

         Security Transactions and Investment Income - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

         Federal Income Taxes - Ivy European Opportunities Fund/Ivy Pan-Europe intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986 (the "Code"), as amended, and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

         Distributions to Shareholders - Distributions from net investment income and net realized capital gains, if any, are declared in December.

                                     PART C.

                                OTHER INFORMATION

Item 15.       Indemnification.

        A policy of insurance covering Ivy Management, Inc. and Ivy Fund (the "Trust" or the "Registrant") will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

     Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust dated December 10, 1992 (incorporated by reference to Post-Amendment No. 71 to the Trust's Registration Statement on Form N-1A, File No. 2-17613 (the "Registration Statement")).

Item 16.       Exhibits.

(1)     (a)    Amended and Restated  Declaration of Trust dated December 10,
               1992  (incorporated by reference to Post-Effective  Amendment No.
               102 to the Registration Statement).

        (b) Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (c)    Amendment   to  Amended  and   Restated   Declaration   of  Trust
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (d)    Amendment   to  Amended  and   Restated   Declaration   of  Trust
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (e) Establishment and Designation of Additional Series (Ivy Emerging Growth Fund)(incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (f) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth
               with  Income   Fund--Class  C)   (incorporated  by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (g) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (h) Establishment and Designation of Additional Series (Ivy China Region Fund)(incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (i) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy
               Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (j)    Establishment   and   Designation   of   Additional   Class  (Ivy
               International   Fund--Class  I)  (incorporated  by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (k)    Establishment  and  Designation  of Series and Classes (Ivy Latin
               American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (l) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (m) Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond
               Fund) -- Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (n) Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (o)    Redesignation  of Shares (Ivy Money Market  Fund--Class A and Ivy
               Money  Market   Fund--Class  B)  (incorporated  by  reference  to
               Post-Effective Amendment No. 84 to the Registration Statement).

        (p) Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

        (q) Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

        (r) Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (s) Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C) (incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement).

        (t) Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

       (u) Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class) (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).


        (v) Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund) (incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement).

        (w) Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (x) Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (y) Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (z) Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (aa) Establishment and designation of Series and Classes (Ivy Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement).

        (bb) Establishment and designation of Series and Classes Ivy Next Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) (incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement).

(2)     (a)    By-Laws, as amended (incorporated by reference to Post-Effective
               Amendment No. 102 to the Registration Statement).

(3)     Not applicable.

(4) Form of Agreement and Plan of Reorganization, filed herewith as Exhibit A to Part A of this Registration Statement on Form N-14.

(5)    (a)     Specimen  Securities  for Ivy Growth  Fund,  Ivy Growth with
               Income  Fund,  Ivy  International  Fund and Ivy Money Market Fund
               (incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement).

       (b) Specimen Security for Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement).

       (c) Specimen Security for Ivy China Region Fund (incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement).

       (d)     Specimen   Security  for  Ivy  Latin   American   Strategy   Fund
               (incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement).

       (e) Specimen Security for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement).

       (f)     Specimen Security for Ivy International  Bond Fund  (incorporated
               by  reference  to   Post-Effective   Amendment   No.  76  to  the
               Registration Statement).

       (g) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement).

(6)    (a)     Master Business  Management and Investment Advisory Agreement
               between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy
               Growth Fund, Ivy Growth with Income Fund, Ivy International  Fund
               and  Ivy  Money  Market  Fund   (incorporated   by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

       (b) Subadvisory Contract by and among Ivy Fund, Ivy Management, Inc. and Boston Overseas Investors, Inc (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

       (c)     Assignment    Agreement   relating   to   Subadvisory    Contract
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (d) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (e)    Business Management and Investment Advisory Agreement  Supplement
               for  Ivy  China  Region  Fund   (incorporated   by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (f)    Business  Management and Investment  Advisory  Supplement for Ivy
               Latin  America  Strategy  Fund   (incorporated  by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (g)    Business Management and Investment Advisory Agreement  Supplement
               for  Ivy  New  Century   Fund   (incorporated   by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (h) Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (i) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (j) Master Business Management Agreement between Ivy Fund and Ivy Management, Inc (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (k) Supplement to Master Business Agreement between Ivy Fund and Ivy Management, Inc (Ivy Canada Fund) (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (l)    Investment  Advisory  Agreement  between  Ivy Fund and  Mackenzie
               Financial    Corporation    (incorporated    by    reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (m) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

        (n) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Asia Pacific Fund and Ivy International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (o) Form of Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc (Ivy Global Natural Resources Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (p) Form of Supplement to Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (q) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (r) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (s) Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (t) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (u) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (v) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (w) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

       (x) Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited (Ivy International Small Companies
               Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

       (y) Amendment to Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

       (z) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

       (aa) Subadvisory Agreement between Ivy Management, Inc. and Peter Cundill & Associates, Inc (Ivy Cundill Value Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

(7)    (a)     Dealer  Agreement,  as amended  (incorporated by reference to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (b) Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (c)    Addendum  to  Amended   and   Restated   Distribution   Agreement
               (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (d) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

        (e) Form of Addendum to Amended and Restated Distribution Agreement (Class C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

        (f) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I) (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

        (g) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class I) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (h) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Pan-Europe Fund--Class A, Class B and Class C) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (i) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class
               I) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

       (j) Form of Addendum to Amended and Restated Distribution Agreement (Advisor Class) (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

        (k) Addendum to Amended and Restated Distribution Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (l)    Addendum to Amended and Restated Distribution Agreement (Ivy High
               Yield  Fund)   (incorporated   by  reference  to   Post-Effective
               Amendment No. 98 to the Registration Statement).

        (m) Addendum to Amended and Restated Distribution Agreement (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (n) Addendum to Amended and Restated Distribution Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (o)    Addendum  to Amended and  Restated  Distribution  Agreement  (Ivy
               European   Opportunities  Fund)  (incorporated  by  reference  to
               Post-Effective Amendment No. 110 to the Registration Statement).

        (p) Amended and Restated Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (q) Addendum to Amended and Restated Distribution Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

(8)     Not applicable.

(9)     (a)    Custodian  Agreement  between  Ivy Fund and  Brown  Brothers
               Harriman  &  Co  (incorporated  by  reference  to  Post-Effective
               Amendment No. 102 to the Registration Statement).

        (b) Foreign Custody Manager Delegation Agreement between Ivy Fund and Brown Brothers Harriman & Co (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

(10) (a) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (b) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (c) Distribution Plan for Class C Shares of Ivy Growth with Income Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (d)    Form of Rule 12b-1 Related  Agreement  (incorporated by reference
               to   Post-Effective   Amendment  No.  102  to  the   Registration
               Statement).

        (e)    Supplement to Master Amended and Restated  Distribution  Plan for
               Ivy  Fund  Class  A  Shares   (incorporated   by   reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (f) Supplement to Distribution Plan for Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

        (g)    Supplement to Master Amended and Restated  Distribution  Plan for
               Ivy  Fund  Class  A  Shares   (incorporated   by   reference   to
               Post-Effective Amendment No. 103 to the Registration Statement).

        (h) Supplement to Distribution Plan for Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

        (i)    Supplement to Master Amended and Restated  Distribution  Plan for
               Ivy  Fund  Class  A  Shares   (incorporated   by   reference   to
               Post-Effective Amendment No. 103 to the Registration Statement).

        (j) Supplement to Distribution Plan for Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement).

        (k) Form of Supplement to Distribution Plan for Ivy Growth with Income Fund Class C Shares (Redesignation as Class D Shares) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

        (l) Form of Distribution Plan for Class C shares of Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement).

        (m) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology
               Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

        (n) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

        (o) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Science & Technology Fund) (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

        (p) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies
               Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (q) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (r) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund) (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (s) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (t) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (u) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Pan-Europe Fund) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (v) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (w) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (x) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Fund II) (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (y) Amendment to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (z) Amendment to Distribution Plan for Ivy Fund Class B Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (aa) Amendment to Distribution Plan for Ivy Fund Class C Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (bb) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (cc) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (dd) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (ee) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (ff) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (gg) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy US Blue Chip Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (hh) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (ii) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (jj) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (kk) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (ll)   Supplement to Distribution  Plan for Ivy Fund Class B Shares (Ivy
               European   Opportunities  Fund)  (incorporated  by  reference  to
               Post-Effective Amendment No. 110 to the Registration Statement).

        (mm)   Supplement to Distribution  Plan for Ivy Fund Class C Shares (Ivy
               European   Opportunities  Fund)  (incorporated  by  reference  to
               Post-Effective Amendment No. 110 to the Registration Statement).

        (nn) Form of Amended and Restated Distribution Plan For Ivy Fund Class B Shares (incorporated by reference to Post-Effective Amendment No. 107 to the Registration Statement).

        (oo) Amended and Restated Distribution Plan for Ivy Fund Class A Shares (incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement).

        (pp) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

        (qq) Supplement to Amended and Restated Distribution Plan for Ivy Fund Class B Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet
               Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

        (rr) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

        (ss)   Plan adopted pursuant to Rule 18f-3 under the Investment  Company
               Act  of  1940   (incorporated  by  reference  to   Post-Effective
               Amendment No. 83 to the Registration Statement).

        (tt) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement).

        (uu) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement).

        (vv) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (ww) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement).

        (xx) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (yy) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

        (zz) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment Nos. 98 and 99 to the Registration Statement).

        (aaa) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (bbb) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (ccc) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

(11)    Opinion and consent of Dechert Price & Rhoads, filed herewith.

(12) Form of opinion and consent of Dechert Price & Rhoads supporting the tax matters and consequences to shareholders discussed in the Prospectus, filed herewith.

(13) (a) Master Administrative Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

       (b) Addendum to Administrative Services Agreement Supplement for Ivy International Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

       (c)     Administrative  Services  Agreement  Supplement  for Ivy Emerging
               Growth  Fund   (incorporated   by  reference  to   Post-Effective
               Amendment No. 102 to the Registration Statement).

       (d) Administrative Services Agreement Supplement for Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

       (e) Administrative Services Agreement Supplement for Ivy China Region Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (f)    Administrative  Services Agreement  Supplement for Class I Shares
               of  Ivy   International   Fund   (incorporated  by  reference  to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (g) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (h)    Fund Accounting Services Agreement Supplement for Ivy Growth with
               Income  Fund   (incorporated   by  reference  to   Post-Effective
               Amendment No. 102 to the Registration Statement).

        (i)    Fund  Accounting  Services  Agreement  Supplement  for Ivy  China
               Region  Fund   (incorporated   by  reference  to   Post-Effective
               Amendment No. 102 to the Registration Statement).

        (j) Transfer Agency and Shareholder Services Agreement between Ivy Fund and Ivy Management, Inc (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (k) Addendum to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (l) Assignment Agreement relating to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (m)    Administrative   Services  Agreement  Supplement  for  Ivy  Latin
               America    Strategy   Fund    (incorporated   by   reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (n) Administrative Services Agreement Supplement for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (o)    Fund  Accounting  Services  Agreement  Supplement  for Ivy  Latin
               America    Strategy   Fund    (incorporated   by   reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (p) Fund Accounting Services Agreement Supplement for Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (q) Addendum to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (r)    Administrative    Services    Agreement    Supplement   for   Ivy
               International   Bond   Fund   (incorporated   by   reference   to
               Post-Effective Amendment No. 102 to the Registration Statement).

        (s) Fund Accounting Services Agreement Supplement for International Bond Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (t) Addendum to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (u) Addendum to Transfer Agency and Shareholder Services Agreement (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (v) Administrative Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (w) Fund Accounting Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund (incorporated by reference to Post-Effective Amendment No. 102 to the Registration Statement).

        (x) Form of Administrative Services Agreement Supplement (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy Money Market Fund and Ivy New Century Fund (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

        (y) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Class C) (incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement).

        (z) Form of Administrative Services Agreement Supplement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

        (aa) Form of Fund Accounting Services Agreement Supplement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

        (bb) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Science & Technology Fund (incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement).

        (cc) Form of Administrative Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (dd) Form of Fund Accounting Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (ee) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund (incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement).

        (ff) Form of Administrative Services Agreement Supplement for Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (gg) Form of Fund Accounting Services Agreement Supplement for Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (hh) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (ii)   Form of  Administrative  Services  Agreement  Supplement  for Ivy
               International    Fund   II    (incorporated   by   reference   to
               Post-Effective Amendment No. 94 to the Registration Statement).

        (jj)   Form of Fund  Accounting  Services  Agreement  Supplement for Ivy
               International    Fund   II    (incorporated   by   reference   to
               Post-Effective Amendment No. 94 to the Registration Statement).

        (kk) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy International Fund II (incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement).

        (ll) Form of Administrative Services Agreement Supplement (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund (incorporated by reference to Post-Effective Amendment No. 96 to the Registration Statement).

        (mm)   Form of  Addendum  to Transfer  Agency and  Shareholder  Services
               Agreement   (Advisor   Class)   (incorporated   by  reference  to
               Post-Effective Amendment No. 96 to the Registration Statement).

        (nn) Addendum to Administrative Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
               Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (oo) Addendum to Fund Accounting Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
               Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (pp) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (qq)   Addendum to Fund  Accounting  Services  Agreement (Ivy High Yield
               Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (rr)   Addendum to  Administrative  Services  Agreement  (Ivy High Yield
               Fund) (incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement).

        (ss) Amended Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund) (incorporated by reference to Post-Effective Amendment Nos. 98 and 99 to the Registration Statement).

        (tt)   Addendum to Transfer  Agency and Shareholder  Services  Agreement
               (Ivy  US  Blue  Chip  Fund)   (incorporated   by   reference   to
               Post-Effective Amendment No. 101 to the Registration Statement).

        (uu)   Addendum to Fund Accounting  Services Agreement (Ivy US Blue Chip
               Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (vv)   Addendum to Administrative  Services  Agreement (Ivy US Blue Chip
               Fund) (incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement).

        (ww) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (xx) Addendum to Fund Accounting Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (yy) Addendum to Administrative Services Agreement (Ivy International Strategic Bond Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (zz) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (aaa) Addendum to Fund Accounting Services Agreement (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (bbb) Addendum to Administrative Services Agreement (Ivy European Opportunities Fund) (incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement).

        (ccc) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

        (ddd) Addendum to Fund Accounting Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement)..

        (eee) Addendum to Administrative Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) (incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement).

(14) Opinions and consent of independent certified public accountants, filed herewith.

(15)    Not applicable.

(16)    Powers of Attorney, filed herewith.

(17)    Form of Proxy, filed herewith.

Item 17.       Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement on Form N-14 has been signed on behalf of the Registrant in the City of Boston and Commonwealth of Massachusetts on the 21st day of April, 2000.

                                                   IVY FUND


                                                   /s/ James W. Broadfoot*
                                                   By:    James W. Broadfoot
                                                          President

By:     /s/ Joseph R. Fleming
        Joseph R. Fleming, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                          Title                               Date

/s/ John S. Anderegg, Jr.*          Trustee                             4/21/00

/s/ Paul H. Broyhill*               Trustee                             4/21/00

/s/ James W. Broadfoot*             Trustee And President               4/21/00

/s/ Keith J. Carlson*               Trustee And Chairman                4/21/00
                                   (Chief Executive Officer)

/s/ Stanley Channick*               Trustee                             4/21/00

/s/ C. William Ferris*              Treasurer (Chief                    4/21/00
                                    Financial Officer)

/s/ Roy J. Glauber*                 Trustee                             4/21/00

/s/ Joseph G. Rosenthal*            Trustee                             4/21/00

/s/ Richard N. Silverman*           Trustee                             4/21/00

/s/ J. Brendan Swan*                Trustee                             4/21/00

/s/ Dianne Lister*                  Trustee                             4/21/00

/s/ Edward M. Tighe*                Trustee                             4/21/00

By:     /s/ Joseph R. Fleming
        Attorney-in-Fact

* Executed pursuant to Powers of Attorney filed herewith.

                                  EXHIBIT INDEX

11 Opinion and consent of Dechert Price & Rhoads as to the legality of the shares being registered

12 Form of opinion and consent of Dechert Price & Rhoads supporting the tax matters and consequences to shareholders discussed in the Prospectus

14      Opinions and consent of independent certified public accountants

16      Powers of Attorney

17      Form of Proxy